UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 - September 30, 2024

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Alpha Opportunity Fund

Class A | SAOAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$186	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 14.64%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.64%	5.75%	3.34%
Class A (with sales charge)†	9.18%	4.72%	2.84%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Alpha Opportunity Fund | Class A | SAOAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SAOAX-093024

Guggenheim Investments	2

Guggenheim Alpha Opportunity Fund

Class C | SAOCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.48%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 13.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.86%	4.95%	2.56%
Class C (with CDSC)‡	12.86%	4.95%	2.56%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Alpha Opportunity Fund | Class C | SAOCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SAOCX-093024

Guggenheim Investments	2

Guggenheim Alpha Opportunity Fund

Class P | SAOSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$186	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 14.65%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	14.65%	5.76%	2.92%
S&P 500 Index	36.35%	15.98%	13.32%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.76%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Alpha Opportunity Fund | Class P | SAOSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SAOSX-093024

Guggenheim Investments	2

Guggenheim Alpha Opportunity Fund

Institutional Class | SAOIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$153	1.42%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 15.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	15.04%	6.04%	3.72%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Alpha Opportunity Fund | Institutional Class | SAOIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SAOIX-093024

Guggenheim Investments	2

Guggenheim Large Cap Value Fund

Class A | SECIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$125	1.12%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 23.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	23.55%	11.87%	8.99%
Class A (with sales charge)†	17.67%	10.79%	8.47%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 1000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum charge of 4.75%.

Guggenheim Investments	1

Guggenheim Large Cap Value Fund | Class A | SECIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SECIX-093024

Guggenheim Investments	2

Guggenheim Large Cap Value Fund

Class C | SEGIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$208	1.87%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 22.63%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	22.63%	11.04%	8.18%
Class C (with CDSC)‡	21.63%	11.04%	8.18%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 1000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Large Cap Value Fund | Class C | SEGIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEGIX-093024

Guggenheim Investments	2

Guggenheim Large Cap Value Fund

Class P | SEGPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$125	1.12%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 23.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	23.56%	11.88%	9.18%
S&P 500 Index	36.35%	15.98%	13.32%
Russell 1000 Value Index	27.76%	10.69%	9.14%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 1000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Large Cap Value Fund | Class P | SEGPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEGPX-093024

Guggenheim Investments	2

Guggenheim Large Cap Value Fund

Institutional Class | GILCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$97	0.87%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 23.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	23.89%	12.15%	9.26%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 1000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Large Cap Value Fund | Institutional Class | GILCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILCX-093024

Guggenheim Investments	2

Guggenheim Market Neutral Real Estate Fund

Class A | GUMAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 1.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class A (without sales charge)	1.47%	1.38%	2.43%
Class A (with sales charge)†	-3.35%	0.40%	1.85%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Market Neutral Real Estate Fund | Class A | GUMAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUMAX-093024

Guggenheim Investments	2

Guggenheim Market Neutral Real Estate Fund

Class C | GUMCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 0.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class C (without CDSC)	0.70%	0.62%	1.65%
Class C (with CDSC)‡	-0.30%	0.62%	1.65%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Market Neutral Real Estate Fund | Class C | GUMCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUMCX-093024

Guggenheim Investments	2

Guggenheim Market Neutral Real Estate Fund

Class P | GUMPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$164	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 1.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class P	1.42%	1.36%	2.37%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Market Neutral Real Estate Fund | Class P | GUMPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUMPX-093024

Guggenheim Investments	2

Guggenheim Market Neutral Real Estate Fund

Institutional Class | GUMNX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$139	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 1.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Institutional Class	1.69%	1.63%	2.65%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Market Neutral Real Estate Fund | Institutional Class | GUMNX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUMNX-093024

Guggenheim Investments	2

Guggenheim Risk Managed Real Estate Fund

Class A | GURAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$194	1.70%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 28.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	28.31%	6.14%	8.67%
Class A (with sales charge)†	22.20%	5.11%	8.14%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the FTSE NAREIT Equity REITSs Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Risk Managed Real Estate Fund | Class A | GURAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GURAX-093024

Guggenheim Investments	2

Guggenheim Risk Managed Real Estate Fund

Class C | GURCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$276	2.43%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 27.44%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	27.44%	5.35%	7.87%
Class C (with CDSC)‡	26.44%	5.35%	7.87%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the FTSE NAREIT Equity REITs Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Risk Managed Real Estate Fund | Class C | GURCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GURCX-093024

Guggenheim Investments	2

Guggenheim Risk Managed Real Estate Fund

Class P | GURPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$200	1.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 28.30%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	28.30%	6.09%	7.58%
S&P 500 Index	36.35%	15.98%	13.32%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	6.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the FTSE NAREIT Equity REITs Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Risk Managed Real Estate Fund | Class P | GURPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GURPX-093024

Guggenheim Investments	2

Guggenheim Risk Managed Real Estate Fund

Institutional Class | GURIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$160	1.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 28.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	28.74%	6.46%	9.00%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the FTSE NAREIT Equity REITs Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Risk Managed Real Estate Fund | Institutional Class | GURIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GURIX-093024

Guggenheim Investments	2

Guggenheim SMid Cap Value Fund

Class A | SEVAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$133	1.20%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 21.25%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	21.25%	10.26%	8.54%
Class A (with sales charge)†	15.51%	9.20%	8.02%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2500 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim SMid Cap Value Fund | Class A | SEVAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEVAX-093024

Guggenheim Investments	2

Guggenheim SMid Cap Value Fund

Class C | SEVSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$222	2.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 20.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.27%	9.36%	7.67%
Class C (with CDSC)‡	19.27%	9.36%	7.67%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2500 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim SMid Cap Value Fund | Class C | SEVSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEVSX-093024

Guggenheim Investments	2

Guggenheim SMid Cap Value Fund

Class P | SEVPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$132	1.19%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 21.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	21.24%	10.20%	8.75%
S&P 500 Index	36.35%	15.98%	13.32%
Russell 2500 Value Index	26.59%	9.99%	8.10%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2500 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim SMid Cap Value Fund | Class P | SEVPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEVPX-093024

Guggenheim Investments	2

Guggenheim SMid Cap Value Fund

Institutional Class | SVUIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$104	0.94%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 21.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class[1]	21.52%	10.44%	8.91%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2500 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

[1]	The Institutional Class shares commenced operations on January 3, 2020 in connection with the reorganization of the SMid Cap Value Institutional Fund. The performance of the Institutional Class shares of the Fund for periods prior to January 3, 2020 reflects the performance of the Guggenheim SMid Cap Value Institutional Fund. The returns for the SMid Cap Value Institutional Fund have not been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund. The SMid Cap Value Institutional Fund commenced operations on July 11, 2008.

Guggenheim Investments	1

Guggenheim SMid Cap Value Fund | Institutional Class | SVUIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SVUIX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Large Core Fund

Class A | SECEX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.59%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 37.38%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	37.38%	15.01%	12.51%
Class A (with sales charge)†	30.86%	13.90%	11.97%
S&P 500 Index	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim StylePlus—Large Core Fund | Class A | SECEX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements, was 1.59% for the year ended September 30, 2024, an increase of 0.15% compared to the prior year. The primary driver of the increase was an increase in interest expense on cash collateral received.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SECEX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Large Core Fund

Class C | SFECX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$293	2.48%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 36.17%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	36.17%	13.97%	11.51%
Class C (with CDSC)‡	35.17%	13.97%	11.51%
S&P 500 Index	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim StylePlus—Large Core Fund | Class C | SFECX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SFECX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Large Core Fund

Class P | SFEPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$196	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 37.29%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	37.29%	14.85%	12.21%
S&P 500 Index	36.35%	15.98%	13.32%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim StylePlus—Large Core Fund | Class P | SFEPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SFEPX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Large Core Fund

Institutional Class | GILIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$164	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 37.71%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	37.71%	15.25%	12.82%
S&P 500 Index	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim StylePlus—Large Core Fund | Institutional Class | GILIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements, was 1.38% for the year ended September 30, 2024, an increase of 0.15% compared to the prior year. The primary driver of the increase was an increase in interest expense on cash collateral received.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILIX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Mid Growth Fund

Class A | SECUX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$194	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 31.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	31.52%	11.17%	10.56%
Class A (with sales charge)‡	25.29%	10.09%	10.02%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell Midcap Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim StylePlus—Mid Growth Fund | Class A | SECUX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SECUX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Mid Growth Fund

Class C | SUFCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$303	2.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 30.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	30.26%	10.17%	9.59%
Class C (with CDSC)‡	29.26%	10.17%	9.59%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell Midcap Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim StylePlus—Mid Growth Fund | Class C | SUFCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SUFCX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Mid Growth Fund

Class P | SEUPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$219	1.89%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 31.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	31.28%	10.93%	9.71%
S&P 500 Index	36.35%	15.98%	13.32%
Russell Midcap Growth Index	29.33%	11.48%	10.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell Midcap Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim StylePlus—Mid Growth Fund | Class P | SEUPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEUPX-093024

Guggenheim Investments	2

Guggenheim StylePlus—Mid Growth Fund

Institutional Class | GIUIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$169	1.46%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 31.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	31.84%	11.36%	10.72%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell Midcap Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim StylePlus—Mid Growth Fund | Institutional Class | GIUIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIUIX-093024

Guggenheim Investments	2

Guggenheim World Equity Income Fund

Class A | SEQAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$134	1.19%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 26.03%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	26.03%	10.05%	7.52%
Class A (with sales charge)†	20.02%	8.98%	7.00%
MSCI World Index (Net)	32.43%	13.04%	10.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World Index (Net) is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim World Equity Income Fund | Class A | SEQAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEQAX-093024

Guggenheim Investments	2

Guggenheim World Equity Income Fund

Class C | SFGCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$218	1.94%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 25.05%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	25.05%	9.23%	6.72%
Class C (with CDSC)‡	24.05%	9.23%	6.72%
MSCI World Index (Net)	32.43%	13.04%	10.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World Index (Net) is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim World Equity Income Fund | Class C | SFGCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SFGCX-093024

Guggenheim Investments	2

Guggenheim World Equity Income Fund

Class P | SEQPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$135	1.19%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 26.06%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	26.06%	10.06%	7.84%
MSCI World Index (Net)	32.43%	13.04%	10.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World Index (Net) is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim World Equity Income Fund | Class P | SEQPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEQPX-093024

Guggenheim Investments	2

Guggenheim World Equity Income Fund

Institutional Class | SEWIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$106	0.94%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 26.28%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	26.28%	10.33%	7.80%
MSCI World Index (Net)	32.43%	13.04%	10.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World Index (Net) is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim World Equity Income Fund | Institutional Class | SEWIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Availability of Additional Information.

For additional information, including financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SEWIX-093024

Guggenheim Investments	2

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund

SMA Class | GUCPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of August 14, 2024 (the commencement of operations) to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$0	0.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of August 14, 2024 (the commencement of operations) to September 30, 2024, the fund (SMA Class shares) returned 0.92%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.28% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by carry (or earned income), while duration and credit were minor contributors. The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 50 basis points since the inception of the fund. The allocation is concentrated towards shorter maturity debt of higher credit quality issuers, which we believe offers attractive total return opportunities as issuers take advantage of an accommodating capital markets environment and refinance debt early.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	0.92%
Bloomberg U.S. Aggregate Bond Index	1.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$8,530,894
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee. The fund is a part of "wrap fee" programs, including those sponsored by investment advisers and broker/dealers unaffiliated with the fund or Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"). Participants in these programs pay a "wrap" fee to the sponsor of the program. The Investment Manager is compensated directly or indirectly by wrap fee program sponsors or participants for separately managed account advisory services.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, has no management fees or operating expenses to reduce its reported return.

†	Since inception return is not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | GUCPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	12.5%
AA	7.3%
A	10.1%
BBB	8.6%
BB	4.0%
B	1.9%
NR3	2.5%
Other Instruments	53.1%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	2.9%
Cerberus Loan Funding XLVIII LLC	2.3%
PRPM LLC	1.8%
Golub Capital Partners CLO 36M Ltd., 6.80%	1.4%
Five Guys Holdings, Inc., 7.55%	1.2%
SERVPRO Master Issuer LLC, 6.17%	1.2%
Mill City Mortgage Loan Trust, 2.50%	1.2%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	1.2%
Owl Rock CLO XIII LLC, 7.36%	1.2%
Owl Rock CLO X LLC, 7.73%	1.2%
Top 10 Total	15.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GUCPX-093024

Guggenheim Investments	2

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund

SMA Class | GULDX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of August 14, 2024 (the commencement of operations) to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$0	0.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of August 14, 2024 (the commencement of operations) to September 30, 2024, the fund (SMA Class shares) returned 0.90%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.28% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by carry (or earned income), while duration was a minor contributor. The fund benefitted from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 50 basis points since the inception of the fund. The allocation is concentrated towards shorter maturity debt of higher credit quality issuers, which we believe offers attractive total return opportunities as issuers take advantage of an accommodating capital markets environment and refinance debt early.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	0.90%
Bloomberg U.S. Aggregate Bond Index	1.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,526,974
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee. The fund is a part of "wrap fee" programs, including those sponsored by investment advisers and broker/dealers unaffiliated with the fund or Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"). Participants in these programs pay a "wrap" fee to the sponsor of the program. The Investment Manager is compensated directly or indirectly by wrap fee program sponsors or participants for separately managed account advisory services.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.

†	Since inception returns are not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | GULDX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	26.5%
AA	18.0%
A	16.0%
BBB	16.6%
BB	7.7%
B	2.5%
NR3	2.4%
Other Instruments	10.3%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	7.1%
Fortress Credit Opportunities XI CLO Ltd., 6.86%	4.1%
Five Guys Holdings, Inc., 7.55%	3.0%
SERVPRO Master Issuer LLC, 6.17%	2.9%
Mill City Mortgage Loan Trust, 2.50%	2.9%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	2.9%
Owl Rock CLO XIII LLC, 7.36%	2.9%
Owl Rock CLO X LLC, 7.73%	2.9%
FIGRE Trust, 5.06%	2.9%
BRAVO, 5.66%	2.9%
Top 10 Total	34.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GULDX-093024

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class A | SIUSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	0.83%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 12.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	12.27%	1.21%	2.50%
Class A (with sales charge)†	7.76%	0.38%	2.01%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculated performance for the periods based on subscriptions made on or after October 1, 2015.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class A | SIUSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIUSX-093024

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class C | SDICX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$168	1.59%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 11.49%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	11.49%	0.48%	1.76%
Class C (with CDSC) ‡	10.49%	0.48%	1.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class C | SDICX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SDICX-093024

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class P | SIUPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$89	0.84%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 12.25%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	12.25%	1.20%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class P | SIUPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIUPX-093024

Guggenheim Investments	2

Guggenheim Core Bond Fund

Institutional Class | GIUSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$56	0.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 12.61%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	12.61%	1.52%	2.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Institutional Class | GIUSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIUSX-093024

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class A | GIFAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$106	1.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 7.41%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	7.41%	4.77%	4.05%
Class A (with sales charge)†	4.18%	4.13%	3.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 3.00%.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class A | GIFAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFAX-093024

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class C | GIFCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$183	1.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 6.62%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.62%	3.99%	3.28%
Class C (with CDSC)‡	5.63%	3.99%	3.28%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class C | GIFCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFCX-093024

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class P | GIFPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$106	1.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 7.41%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	7.41%	4.77%	4.02%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class P | GIFPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFPX-093024

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Institutional Class | GIFIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	0.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 7.66%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	7.66%	5.01%	4.29%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Institutional Class | GIFIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFIX-093024

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class R6 | GIFSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$82	0.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 7.67%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	7.67%	5.05%	4.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	5.48%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class R6 | GIFSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIFSX-093024

Guggenheim Investments	2

Guggenheim High Yield Fund

Class A | SIHAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$109	1.02%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 14.08%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.08%	4.23%	4.50%
Class A (with sales charge)†	9.55%	3.39%	4.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 2, 2015.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class A | SIHAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class A shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.02% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHAX-093024

Guggenheim Investments	2

Guggenheim High Yield Fund

Class C | SIHSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$190	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 13.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.19%	3.41%	3.70%
Class C (with CDSC)‡	12.19%	3.41%	3.70%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class C | SIHSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class C shares) annual expense limit was contractually reduced to 1.69% from 1.91%.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.78% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the contractual reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHSX-093024

Guggenheim Investments	2

Guggenheim High Yield Fund

Class P | SIHPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$110	1.03%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 14.00%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

hat factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	14.00%	4.18%	4.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class P | SIHPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class P shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.03% for the year ended September 30, 2024, a reduction of 0.13% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SIHPX-093024

Guggenheim Investments	2

Guggenheim High Yield Fund

Institutional Class | SHYIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$83	0.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 14.40%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	14.40%	4.48%	4.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Institutional Class | SHYIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Institutional Class shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SHYIX-093024

Guggenheim Investments	2

Guggenheim High Yield Fund

Class R6 | SHYSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$81	0.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 14.42%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.15.17)
Class R6	14.42%	4.55%	4.47%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.61%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	4.83%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class R6 | SHYSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class R6 shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2024, a reduction of 0.04% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-SHYSX-093024

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class A | GILDX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	0.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 8.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.96%	2.79%	2.62%
Class A (with sales charge)†	6.52%	2.32%	2.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Fund returns are calculated using the maximum sales charge of 2.25%.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class A | GILDX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILDX-093024

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class C | GILFX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$156	1.50%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 8.20%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.20%	2.03%	1.85%
Class C (with CDSC)‡	7.20%	2.03%	1.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class C | GILFX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILFX-093024

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class P | GILPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$78	0.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 8.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	8.96%	2.79%	2.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class P | GILPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILPX-093024

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Institutional Class | GILHX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$52	0.50%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 9.28%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	9.28%	3.06%	2.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Institutional Class | GILHX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GILHX-093024

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class R6 | GIKRX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$48	0.46%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 9.33%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

How did the fund perform since inception?

Cumulative performance* for the fund since inception, assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	9.33%	3.07%	3.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.96%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class R6 | GIKRX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIKRX-093024

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class A | GIOAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$132	1.25%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 11.92%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	11.92%	3.91%	3.57%
Class A (with sales charge)†	7.42%	3.06%	3.07%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class A | GIOAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.25% for the year ended September 30, 2024, a decrease of 0.19% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOAX-093024

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class C | GIOCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$208	1.97%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 11.13%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	11.13%	3.15%	2.81%
Class C (with CDSC)‡	10.13%	3.15%	2.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class C | GIOCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.97% for the year ended September 30, 2024, a decrease of 0.24% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOCX-093024

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class P | GIOPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$140	1.32%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 11.84%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	11.84%	3.90%	3.53%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.76%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class P | GIOPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.32% for the year ended September 30, 2024, a decrease of 0.17% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOPX-093024

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Institutional Class | GIOIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$97	0.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 12.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	12.28%	4.32%	3.97%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Institutional Class | GIOIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOIX-093024

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class R6 | GIOSX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$97	0.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 12.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	12.28%	4.31%	4.12%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	2.34%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class R6 | GIOSX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIOSX-093024

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class A | GIJAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	0.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 11.10%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	11.10%	0.07%	1.68%
Class A (with sales charge)†	6.65%	-0.75%	1.19%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

The fund incurred $135,565 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class A | GIJAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJAX-093024

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class C | GIJCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$162	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 10.38%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	10.38%	-0.66%	0.93%
Class C (with CDSC)‡	9.38%	-0.66%	0.93%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

The fund incurred $135,565 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class C | GIJCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJCX-093024

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class P | GIJPX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$82	0.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 11.20%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	11.20%	0.06%	1.53%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.49%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

The fund incurred $135,565 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class P | GIJPX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJPX-093024

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Institutional Class | GIJIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$57	0.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 11.48%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	11.48%	0.33%	1.94%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

The fund incurred $135,565 of advisory fees which were fully waived/reimbursed by the Adviser to ensure each Share Class of the fund operated at its applicable operating expense cap.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Institutional Class | GIJIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIJIX-093024

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class A | GIBAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	0.84%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 13.04%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	13.04%	1.57%	2.75%
Class A (with sales charge)†	8.51%	0.75%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class A | GIBAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.84% for the year ended September 30, 2024, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBAX-093024

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class C | GIBCX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	1.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 12.25%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	12.25%	0.81%	1.98%
Class C (with CDSC)‡	11.25%	0.81%	1.98%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class C | GIBCX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.60% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBCX-093024

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class P | GIBLX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$90	0.85%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 13.09%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	13.09%	1.57%	2.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class P | GIBLX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.85% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBLX-093024

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Institutional Class | GIBIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$58	0.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 13.40%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	13.40%	1.86%	3.06%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Institutional Class | GIBIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.54% for the year ended September 30, 2024, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBIX-093024

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class R6 | GIBRX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$52	0.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 13.44%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (10.19.16)
Class R6	13.44%	1.88%	2.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.36%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class R6 | GIBRX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.49% for the year ended September 30, 2024, a decrease of 0.09% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIBRX-093024

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Class A | GIYAX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$61	0.59%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 8.16%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (11.30.18)
Class A Shares	8.16%	2.75%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	2.02%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	2.31%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$516,502,806
Total Number of Portfolio Holdings	169
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,144,830

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Class A | GIYAX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	16.9%
AA	10.1%
A	12.6%
BBB	15.7%
BB	1.4%
NR3	7.7%
Other Instruments	35.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIYAX-093024

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Institutional Class | GIYIX

Annual Shareholder Report | 9.30.24

This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$34	0.33%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 8.43%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class Shares	8.43%	3.03%	2.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$516,502,806
Total Number of Portfolio Holdings	169
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,144,830

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns. Prior to November 30, 2018, performance for Institutional Class shares reflects the performance of the Guggenheim Strategy Fund I, which did not charge a management fee and was not publicly offered as a separate investment product.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Institutional Class | GIYIX	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 9.30.24

AAA	16.9%
AA	10.1%
A	12.6%
BBB	15.7%
BB	1.4%
NR3	7.7%
Other Instruments	35.6%
10 Largest Holdings4 (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-GIYIX-093024

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $706,919 and $705,059 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $14,906 and $0 for fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were 226,776 and $260,077 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding years for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $241,682 and $260,077, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2024

Guggenheim Funds Annual Financial Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

Guggenheim Funds Trust-Fixed Income
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
Guggenheim Core Bond Fund
Guggenheim Floating Rate Strategies Fund
Guggenheim High Yield Fund
Guggenheim Limited Duration Fund
Guggenheim Macro Opportunities Fund
Guggenheim Municipal Income Fund
Guggenheim Total Return Bond Fund
Guggenheim Ultra Short Duration Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
ALPHA OPPORTUNITY FUND	2
LARGE CAP VALUE FUND	17
MARKET NEUTRAL REAL ESTATE FUND	24
RISK MANAGED REAL ESTATE FUND	32
SMID CAP VALUE FUND	44
STYLEPLUS—LARGE CORE FUND	51
STYLEPLUS—MID GROWTH FUND	59
WORLD EQUITY INCOME FUND	66
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND	74
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND	81
CORE BOND FUND	88
FLOATING RATE STRATEGIES FUND	114
HIGH YIELD FUND	133
LIMITED DURATION FUND	150
MACRO OPPORTUNITIES FUND	176
MUNICIPAL INCOME FUND	210
TOTAL RETURN BOND FUND	219
ULTRA SHORT DURATION FUND	267
NOTES TO FINANCIAL STATEMENTS	279
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	315
OTHER INFORMATION	317
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	319
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	320
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	321
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	322

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

SCHEDULE OF INVESTMENTS	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Value
COMMON STOCKS† - 93.4%

Consumer, Non-cyclical - 18.1%
Incyte Corp.*,1	5,885	$388,998
Gilead Sciences, Inc.[1]	4,636	388,682
Cal-Maine Foods, Inc.	4,994	373,751
Ingredion, Inc.	2,679	368,175
Hologic, Inc.*	4,512	367,547
Innoviva, Inc.*	18,392	355,149
Johnson & Johnson	2,185	354,101
Royalty Pharma plc — Class A	12,440	351,928
Merck & Company, Inc.	3,057	347,153
United Therapeutics Corp.*	968	346,883
Regeneron Pharmaceuticals, Inc.*	312	327,987
Alarm.com Holdings, Inc.*	5,878	321,350
Bristol-Myers Squibb Co.[1]	5,742	297,091
Medtronic plc	2,559	230,387
Catalyst Pharmaceuticals, Inc.*	10,015	199,098
Perdoceo Education Corp.[1]	8,784	195,356
Premier, Inc. — Class A	8,578	171,560
Zimmer Biomet Holdings, Inc.	1,549	167,214
Protagonist Therapeutics, Inc.*	3,700	166,500
Alkermes plc*	5,406	151,314
Inmode Ltd.*	8,869	150,330
Neurocrine Biosciences, Inc.*	1,252	144,256
Laureate Education, Inc. — Class A	8,464	140,587
Stride, Inc.*	1,496	127,624
Jazz Pharmaceuticals plc*	1,101	122,662
Biogen, Inc.*	434	84,127
ADT, Inc.	11,606	83,912
Centene Corp.*	1,018	76,635
USANA Health Sciences, Inc.*	1,843	69,887
Total Consumer, Non-cyclical		6,870,244

Industrial - 17.7%
UFP Industries, Inc.	3,147	412,918
Acuity Brands, Inc.	1,481	407,853
Boise Cascade Co.[1]	2,886	406,868
Mueller Industries, Inc.[1]	5,399	400,066
Apogee Enterprises, Inc.	5,701	399,155
Teekay Tankers Ltd. — Class A	6,744	392,838
Snap-on, Inc.	1,323	383,286
Avnet, Inc.	6,944	377,129
Teekay Corp.*	38,935	358,202
Scorpio Tankers, Inc.	4,613	328,907
International Seaways, Inc.	6,325	326,117
Owens Corning	1,804	318,442
Tennant Co.	2,888	277,364
Donaldson Company, Inc.	3,730	274,901
Ardmore Shipping Corp.	13,336	241,381
Caterpillar, Inc.	581	227,241
Dorian LPG Ltd.	5,492	189,035
Gates Industrial Corporation plc*	9,402	165,005
Mueller Water Products, Inc. — Class A	6,866	148,992
Masterbrand, Inc.*	7,919	146,818
Textron, Inc.	1,627	144,120
Griffon Corp.	1,734	121,380
Gibraltar Industries, Inc.*	1,592	111,329
Benchmark Electronics, Inc.	1,881	83,366
Vishay Intertechnology, Inc.	4,004	75,715
Total Industrial		6,718,428

Financial - 16.9%
Fidelity National Financial, Inc.	6,155	381,978
Hartford Financial Services Group, Inc.[1]	3,167	372,471
Enact Holdings, Inc.[1]	10,232	371,729
MGIC Investment Corp.	14,311	366,362
OFG Bancorp	8,153	366,233
Essent Group Ltd.	5,681	365,231
Reinsurance Group of America, Inc. — Class A	1,672	364,279
Axis Capital Holdings Ltd.	4,250	338,342
NMI Holdings, Inc. — Class A*,1	8,180	336,934
Preferred Bank/Los Angeles CA	3,968	318,432
Affiliated Managers Group, Inc.	1,679	298,526
Synchrony Financial[1]	5,873	292,945
American International Group, Inc.	3,926	287,501
Janus Henderson Group plc	6,583	250,615
Enova International, Inc.*	2,645	221,625
American Express Co.	706	191,467
Everest Group Ltd.	485	190,038
Travelers Companies, Inc.	717	167,864
RenaissanceRe Holdings Ltd.	581	158,264
International Bancshares Corp.	2,386	142,659
Arch Capital Group Ltd.*	1,210	135,375
Highwoods Properties, Inc. REIT	3,763	126,098
OneMain Holdings, Inc.	2,634	123,982
Park Hotels & Resorts, Inc. REIT	8,391	118,313
Kilroy Realty Corp. REIT	2,025	78,368
WP Carey, Inc. REIT	1,180	73,514
Total Financial		6,439,145

Consumer, Cyclical - 12.9%
Allison Transmission Holdings, Inc.[1]	4,238	407,145
PACCAR, Inc.	3,920	386,826
Monarch Casino & Resort, Inc.	4,781	378,990
Lear Corp.	3,196	348,843
Columbia Sportswear Co.	3,579	297,737
PC Connection, Inc.	3,165	238,736
Visteon Corp.*	2,400	228,576
Phinia, Inc.	4,805	221,174
Toll Brothers, Inc.	1,370	211,651
Buckle, Inc.[1]	4,350	191,269
ScanSource, Inc.*	3,948	189,622
Autoliv, Inc.	2,011	187,767
Cummins, Inc.	536	173,551
Movado Group, Inc.	8,732	162,415
M/I Homes, Inc.*	946	162,107
Lennar Corp. — Class A1	786	147,359
Gentex Corp.	4,743	140,820
MasterCraft Boat Holdings, Inc.*	6,686	121,752
Patrick Industries, Inc.	775	110,337
BorgWarner, Inc.	3,030	109,959
Carter’s, Inc.	1,492	96,950

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Value
Sonos, Inc.*	7,788	$95,714
Core & Main, Inc. — Class A*	2,134	94,750
KB Home	1,076	92,203
MRC Global, Inc.*	6,866	87,473
Total Consumer, Cyclical		4,883,726

Communications - 9.3%
InterDigital, Inc.	2,700	382,401
AT&T, Inc.[1]	16,430	361,460
F5, Inc.*	1,541	339,328
IDT Corp. — Class B1	8,738	333,529
Verizon Communications, Inc.[1]	7,037	316,032
T-Mobile US, Inc.	1,465	302,317
ePlus, Inc.*	2,712	266,698
Yelp, Inc. — Class A*	6,810	238,895
Gen Digital, Inc.	6,712	184,110
eBay, Inc.[1]	2,742	178,532
Spok Holdings, Inc.	11,628	175,118
Anterix, Inc.*	3,857	145,255
Gogo, Inc.*	17,245	123,819
HealthStream, Inc.	3,730	107,573
Expedia Group, Inc.*	531	78,599
Total Communications		3,533,666

Utilities - 8.0%
Entergy Corp.	2,971	391,013
OGE Energy Corp.[1]	9,058	371,559
Spire, Inc.	5,488	369,288
Black Hills Corp.	6,036	368,920
National Fuel Gas Co.	6,065	367,600
Duke Energy Corp.[1]	3,109	358,468
Otter Tail Corp.	3,581	279,891
Avista Corp.	5,930	229,788
Southwest Gas Holdings, Inc.	2,594	191,333
PPL Corp.	3,892	128,747
Total Utilities		3,056,607

Technology - 6.9%
Zoom Video Communications, Inc. — Class A*	4,566	318,433
QUALCOMM, Inc.	1,841	313,062
Cirrus Logic, Inc.*	2,331	289,534
Amdocs Ltd.	3,226	282,211
Skyworks Solutions, Inc.	2,375	234,579
TE Connectivity plc	1,544	233,129
IPG Photonics Corp.*	3,028	225,041
NetApp, Inc.[1]	1,326	163,774
Photronics, Inc.*	6,195	153,388
International Business Machines Corp.	677	149,671
HP, Inc.	2,828	101,440
Qorvo, Inc.*	725	74,892
Adeia, Inc.	6,060	72,174
Total Technology		2,611,328

Basic Materials - 2.3%
CF Industries Holdings, Inc.	2,863	245,645
Cabot Corp.	1,717	191,909
NewMarket Corp.	291	160,600
Sylvamo Corp.	1,586	136,158
Minerals Technologies, Inc.	1,734	133,917
Total Basic Materials		868,229

Government - 0.8%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	9,213	299,330

Energy - 0.5%
HF Sinclair Corp.	2,397	106,835
DNOW, Inc.*	7,169	92,695
Total Energy		199,530

Total Common Stocks
(Cost $32,129,076)		35,480,233

MONEY MARKET FUND***,† - 5.3%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.90%[2]	2,011,791	2,011,791
Total Money Market Fund
(Cost $2,011,791)		2,011,791

Total Investments - 98.7%
(Cost $34,140,867)		$37,492,024
Other Assets & Liabilities, net - 1.3%		497,183
Total Net Assets - 100.0%		$37,989,207

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	02/03/25	$9,552,167	$1,165,201
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	9,552,167	1,029,989
						$19,104,334	$2,195,190
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.48% (Federal Funds Rate - 0.35%)	At Maturity	02/03/25	$14,888,931	$(682,049)
Goldman Sachs International	GS Equity Custom Basket	Receive	4.55% (Federal Funds Rate - 0.28%)	At Maturity	05/16/28	14,905,323	(784,416)
						$29,794,254	$(1,466,465)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Communications
InterDigital, Inc.	727	1.06%	$35,484
AT&T, Inc.	4,423	1.02%	31,304
IDT Corp. — Class B	2,353	0.94%	25,218
T-Mobile US, Inc.	395	0.85%	23,746
Verizon Communications, Inc.	1,895	0.89%	19,617
eBay, Inc.	738	0.50%	19,258
F5, Inc.	415	0.96%	16,565
ePlus, Inc.	730	0.75%	10,545
Gen Digital, Inc.	1,807	0.52%	4,633
Expedia Group, Inc.	143	0.22%	1,782
HealthStream, Inc.	1,004	0.30%	510
Spok Holdings, Inc.	3,131	0.49%	(115)
Anterix, Inc.	1,038	0.41%	(1,270)
Yelp, Inc. — Class A	1,833	0.67%	(2,021)
Gogo, Inc.	4,643	0.35%	(6,695)
Total Communications			178,561

Utilities
OGE Energy Corp.	2,439	1.05%	17,463
National Fuel Gas Co.	1,633	1.04%	17,075
Black Hills Corp.	1,625	1.04%	14,039
Duke Energy Corp.	837	1.01%	8,703
Entergy Corp.	800	1.10%	7,522
Spire, Inc.	1,477	1.04%	2,601
Southwest Gas Holdings, Inc.	698	0.54%	2,278
PPL Corp.	1,048	0.36%	903
Avista Corp.	1,596	0.65%	(677)
Otter Tail Corp.	964	0.79%	(7,294)
Total Utilities			62,613

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,141	1.15%	63,918
M/I Homes, Inc.	255	0.46%	22,840
Monarch Casino & Resort, Inc.	1,287	1.07%	17,110
Lennar Corp. — Class A	212	0.42%	15,068
Toll Brothers, Inc.	369	0.60%	14,038
PC Connection, Inc.	852	0.67%	8,734
Buckle, Inc.	1,171	0.54%	7,237
Cummins, Inc.	144	0.49%	6,461
Patrick Industries, Inc.	209	0.31%	4,167
Columbia Sportswear Co.	964	0.84%	3,839
BorgWarner, Inc.	816	0.31%	3,298
KB Home	290	0.26%	1,980
Phinia, Inc.	1,294	0.62%	1,915
MRC Global, Inc.	1,848	0.25%	743
ScanSource, Inc.	1,063	0.53%	202
Sonos, Inc.	2,097	0.27%	155
Carter’s, Inc.	402	0.27%	(799)
Core & Main, Inc. — Class A	574	0.27%	(1,780)
Gentex Corp.	1,277	0.40%	(4,796)
MasterCraft Boat Holdings, Inc.	1,800	0.34%	(4,826)
PACCAR, Inc.	1,055	1.09%	(5,156)
Visteon Corp.	646	0.64%	(5,391)
Autoliv, Inc.	541	0.53%	(7,216)

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Lear Corp.	860	0.98%	$(14,342)
Movado Group, Inc.	2,351	0.46%	(16,655)
Total Consumer, Cyclical			110,744

Consumer, Non-cyclical
United Therapeutics Corp.	261	0.98%	36,073
Innoviva, Inc.	4,952	1.00%	31,509
Perdoceo Education Corp.	2,365	0.55%	21,695
Gilead Sciences, Inc.	1,248	1.10%	20,136
Cal-Maine Foods, Inc.	1,344	1.05%	16,352
Ingredion, Inc.	721	1.04%	15,106
Catalyst Pharmaceuticals, Inc.	2,696	0.56%	12,054
Incyte Corp.	1,585	1.10%	11,796
Medtronic plc	689	0.65%	6,319
Merck & Company, Inc.	823	0.98%	5,704
Johnson & Johnson	588	1.00%	5,698
Bristol-Myers Squibb Co.	1,546	0.84%	5,552
Laureate Education, Inc. — Class A	2,279	0.40%	4,220
Protagonist Therapeutics, Inc.	996	0.47%	3,193
Alkermes plc	1,455	0.43%	2,765
Stride, Inc.	403	0.36%	1,749
Zimmer Biomet Holdings, Inc.	417	0.47%	1,021
Centene Corp.	274	0.22%	953
Royalty Pharma plc — Class A	3,349	0.99%	757
Jazz Pharmaceuticals plc	296	0.35%	708
ADT, Inc.	3,125	0.24%	318
Premier, Inc. — Class A	2,310	0.48%	179
Hologic, Inc.	1,215	1.04%	(519)
Biogen, Inc.	117	0.24%	(826)
Regeneron Pharmaceuticals, Inc.	84	0.92%	(1,116)
Inmode Ltd.	2,388	0.42%	(5,029)
USANA Health Sciences, Inc.	496	0.20%	(5,351)
Alarm.com Holdings, Inc.	1,582	0.91%	(5,642)
Neurocrine Biosciences, Inc.	337	0.41%	(6,142)
Total Consumer, Non-cyclical			179,232

Industrial
Mueller Industries, Inc.	1,454	1.13%	58,863
Boise Cascade Co.	777	1.15%	36,963
Apogee Enterprises, Inc.	1,535	1.13%	34,403
Teekay Corp.	10,482	1.01%	25,856
UFP Industries, Inc.	847	1.16%	20,968
Owens Corning	486	0.90%	20,421
Snap-on, Inc.	356	1.08%	15,587
International Seaways, Inc.	1,703	0.92%	15,357
Scorpio Tankers, Inc.	1,242	0.93%	13,035
Teekay Tankers Ltd. — Class A	1,816	1.11%	11,354
Acuity Brands, Inc.	399	1.15%	10,108
Caterpillar, Inc.	156	0.64%	9,750
Ardmore Shipping Corp.	3,591	0.68%	5,245
Masterbrand, Inc.	2,132	0.41%	3,913
Mueller Water Products, Inc. — Class A	1,848	0.42%	3,172
Donaldson Company, Inc.	1,004	0.77%	2,994
Gates Industrial Corporation plc	2,531	0.47%	2,019
Benchmark Electronics, Inc.	506	0.23%	1,677
Gibraltar Industries, Inc.	429	0.31%	1,126
Avnet, Inc.	1,870	1.06%	900
Textron, Inc.	438	0.41%	641
Griffon Corp.	467	0.34%	541
Tennant Co.	777	0.78%	(137)
Vishay Intertechnology, Inc.	1,078	0.21%	(3,156)
Dorian LPG Ltd.	1,479	0.53%	(14,754)
Total Industrial			276,846

Financial
MGIC Investment Corp.	3,854	1.03%	44,702
Essent Group Ltd.	1,530	1.03%	32,389
Enact Holdings, Inc.	2,755	1.05%	23,365
NMI Holdings, Inc. — Class A	2,202	0.95%	23,226
Fidelity National Financial, Inc.	1,657	1.08%	22,852
Synchrony Financial	1,581	0.83%	18,454
Hartford Financial Services Group, Inc.	853	1.05%	15,493
Preferred Bank/Los Angeles CA	1,068	0.90%	15,067
OFG Bancorp	2,195	1.03%	13,425
Enova International, Inc.	712	0.62%	9,771
International Bancshares Corp.	642	0.40%	9,604
Axis Capital Holdings Ltd.	1,144	0.95%	8,056
Janus Henderson Group plc	1,772	0.71%	7,729
American Express Co.	190	0.54%	6,920
RenaissanceRe Holdings Ltd.	156	0.44%	6,744
Reinsurance Group of America, Inc. — Class A	450	1.03%	4,975
Arch Capital Group Ltd.	326	0.38%	4,455
Affiliated Managers Group, Inc.	452	0.84%	4,401
Travelers Companies, Inc.	193	0.47%	3,384
Everest Group Ltd.	131	0.54%	3,033
Kilroy Realty Corp.	545	0.22%	1,850

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Highwoods Properties, Inc.	1,013	0.36%	$1,675
WP Carey, Inc.	318	0.21%	361
OneMain Holdings, Inc.	709	0.35%	(441)
Park Hotels & Resorts, Inc.	2,259	0.33%	(500)
American International Group, Inc.	1,057	0.81%	(519)
Total Financial			280,471

Energy
DNOW, Inc.	1,930	0.26%	1,424
HF Sinclair Corp.	645	0.30%	(5,888)
Total Energy			(4,464)

Technology
Cirrus Logic, Inc.	628	0.82%	14,063
Zoom Video Communications, Inc. — Class A	1,229	0.90%	8,026
NetApp, Inc.	357	0.46%	6,038
Amdocs Ltd.	869	0.80%	5,901
International Business Machines Corp.	182	0.42%	3,571
Adeia, Inc.	1,632	0.20%	2,251
TE Connectivity plc	416	0.66%	1,957
HP, Inc.	762	0.29%	1,018
IPG Photonics Corp.	815	0.63%	361
Qorvo, Inc.	195	0.21%	(918)
Photronics, Inc.	1,668	0.43%	(2,247)
Skyworks Solutions, Inc.	639	0.66%	(3,296)
QUALCOMM, Inc.	496	0.88%	(6,808)
Total Technology			29,917

Basic Materials
Cabot Corp.	462	0.54%	10,250
CF Industries Holdings, Inc.	771	0.69%	7,260
Sylvamo Corp.	427	0.38%	4,185
NewMarket Corp.	78	0.45%	3,030
Minerals Technologies, Inc.	467	0.38%	2,276
Total Basic Materials			27,001

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,480	0.84%	24,280
Total MS Equity Long Custom Basket			1,165,201

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Avis Budget Group, Inc.	806	(0.51)%	18,674
Patterson Companies, Inc.	7,859	(1.15)%	8,932
NeoGenomics, Inc.	6,557	(0.65)%	2,869
Verisk Analytics, Inc. — Class A	558	(1.00)%	(3,057)
Amicus Therapeutics, Inc.	7,145	(0.51)%	(3,767)
Spectrum Brands Holdings, Inc.	885	(0.57)%	(10,235)
Booz Allen Hamilton Holding Corp.	1,276	(1.39)%	(11,795)
Equifax, Inc.	289	(0.57)%	(15,554)
GXO Logistics, Inc.	5,822	(2.04)%	(20,177)
TransUnion	1,137	(0.80)%	(35,128)
Total Consumer, Non-cyclical			(69,238)

Financial
Sun Communities, Inc.	1,757	(1.59)%	57,151
New York Mortgage Trust, Inc.	40,459	(1.72)%	52,751
Americold Realty Trust, Inc.	9,592	(1.82)%	40,050
Cannae Holdings, Inc.	8,504	(1.09)%	17,309
PotlatchDeltic Corp.	5,161	(1.56)%	6,635
TFS Financial Corp.	15,455	(1.33)%	5,462
Triumph Financial, Inc.	1,700	(0.91)%	3,309
UDR, Inc.	2,051	(0.62)%	(2,116)
St. Joe Co.	4,831	(1.89)%	(4,722)
CoStar Group, Inc.	2,309	(1.17)%	(4,892)
Brighthouse Financial, Inc.	6,174	(1.87)%	(8,465)
Safehold, Inc.	7,053	(1.24)%	(9,560)
Digital Realty Trust, Inc.	831	(0.90)%	(10,922)
Burford Capital Ltd.	16,870	(1.50)%	(11,182)
Equity LifeStyle Properties, Inc.	3,303	(1.58)%	(11,464)
Capitol Federal Financial, Inc.	39,000	(1.53)%	(15,855)
Marcus & Millichap, Inc.	6,388	(1.70)%	(18,501)
Apartment Investment and Management Co. — Class A	22,579	(1.37)%	(25,433)
Banc of California, Inc.	16,057	(1.59)%	(26,504)
Equinix, Inc.	337	(2.01)%	(28,579)
Crown Castle, Inc.	2,074	(1.65)%	(31,778)
SBA Communications Corp.	944	(1.53)%	(38,506)
Veris Residential, Inc.	12,737	(1.53)%	(38,725)
State Street Corp.	3,242	(1.93)%	(45,021)
Redwood Trust, Inc.	37,328	(1.94)%	(55,450)
FTAI Infrastructure, Inc.	23,761	(1.49)%	(60,142)
Iron Mountain, Inc.	2,411	(1.92)%	(80,511)
CBRE Group, Inc. — Class A	2,428	(2.03)%	(89,564)
Total Financial			(435,225)

Energy
Valaris Ltd.	3,702	(1.39)%	47,753
Transocean Ltd.	62,912	(1.80)%	37,704
Core Laboratories, Inc.	13,685	(1.70)%	25,598
Expro Group Holdings N.V.	4,360	(0.50)%	4,782
Antero Resources Corp.	6,911	(1.33)%	(5,620)
Bristow Group, Inc.	5,156	(1.20)%	(9,904)

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Oceaneering International, Inc.	5,698	(0.95)%	$(10,834)
Total Energy			89,479

Industrial
Boeing Co.	889	(0.91)%	35,053
Montrose Environmental Group, Inc.	2,209	(0.39)%	34,691
XPO, Inc.	1,794	(1.30)%	15,356
Saia, Inc.	233	(0.68)%	14,952
Old Dominion Freight Line, Inc.	1,047	(1.40)%	11,180
Knight-Swift Transportation Holdings, Inc.	2,296	(0.83)%	5,334
Norfolk Southern Corp.	631	(1.05)%	1,722
Union Pacific Corp.	325	(0.54)%	(1,960)
Covenant Logistics Group, Inc. — Class A	2,008	(0.71)%	(2,403)
Materion Corp.	731	(0.55)%	(3,956)
Forward Air Corp.	2,286	(0.54)%	(6,175)
Perma-Fix Environmental Services, Inc.	5,675	(0.47)%	(9,645)
United Parcel Service, Inc. — Class B	1,181	(1.08)%	(11,045)
Casella Waste Systems, Inc. — Class A	1,249	(0.83)%	(15,344)
J.B. Hunt Transport Services, Inc.	1,266	(1.47)%	(16,258)
CH Robinson Worldwide, Inc.	2,715	(2.01)%	(61,874)
Total Industrial			(10,372)

Technology
Dayforce, Inc.	4,887	(2.01)%	9,495
Take-Two Interactive Software, Inc.	1,195	(1.23)%	4,208
Appian Corp. — Class A	2,663	(0.61)%	(7,889)
KBR, Inc.	3,357	(1.47)%	(9,790)
Total Technology			(3,976)

Basic Materials
Compass Minerals International, Inc.	17,094	(1.38)%	30,657
Novagold Resources, Inc.	41,564	(1.14)%	987
Ivanhoe Electric Incorporated / US	18,742	(1.06)%	(8,001)
Coeur Mining, Inc.	10,055	(0.46)%	(13,073)
Radius Recycling, Inc. — Class A	5,114	(0.64)%	(20,251)
Hecla Mining Co.	25,217	(1.13)%	(26,226)
MP Materials Corp.	14,326	(1.70)%	(49,390)
Total Basic Materials			(85,297)
Utilities
Middlesex Water Co.	2,166	(0.95)%	(8,964)
TXNM Energy, Inc.	4,105	(1.21)%	(21,515)
Eversource Energy	3,933	(1.80)%	(42,355)
Total Utilities			(72,834)

Consumer, Cyclical
VSE Corp.	2,473	(1.37)%	6,551
Walgreens Boots Alliance, Inc.	6,570	(0.40)%	(3,042)
Madison Square Garden Sports Corp. — Class A	641	(0.90)%	(11,441)
JetBlue Airways Corp.	23,120	(1.02)%	(20,654)
American Airlines Group, Inc.	25,297	(1.91)%	(23,322)
LGI Homes, Inc.	1,131	(0.90)%	(33,518)
Total Consumer, Cyclical			(85,426)

Communications
Sphere Entertainment Co.	1,414	(0.42)%	(806)
Uber Technologies, Inc.	918	(0.46)%	(8,352)
Total Communications			(9,158)
Total MS Equity Short Custom Basket			(682,049)

GS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
United Therapeutics Corp.	261	0.96%	36,150
Innoviva, Inc.	4,952	1.00%	31,107
Gilead Sciences, Inc.	1,248	1.10%	20,167
Cal-Maine Foods, Inc.	1,344	1.05%	15,757
Ingredion, Inc.	721	1.04%	14,981
Bristol-Myers Squibb Co.	1,546	0.84%	12,899
Catalyst Pharmaceuticals, Inc.	2,696	0.56%	11,984
Incyte Corp.	1,585	1.10%	11,610
Medtronic plc	689	0.65%	6,397
Merck & Company, Inc.	823	0.98%	5,737
Johnson & Johnson	588	1.00%	5,619
Laureate Education, Inc. — Class A	2,279	0.40%	4,154
Protagonist Therapeutics, Inc.	996	0.47%	3,248
Alkermes plc	1,455	0.43%	2,745
Perdoceo Education Corp.	2,365	0.55%	2,364
Stride, Inc.	403	0.36%	1,854
Zimmer Biomet Holdings, Inc.	417	0.47%	998
Centene Corp.	274	0.22%	930
Royalty Pharma plc — Class A	3,349	0.99%	803
Jazz Pharmaceuticals plc	296	0.35%	712
ADT, Inc.	3,125	0.24%	324
Premier, Inc. — Class A	2,310	0.48%	100
Hologic, Inc.	1,215	1.04%	(373)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Biogen, Inc.	117	0.24%	$(853)
Regeneron Pharmaceuticals, Inc.	84	0.92%	(1,064)
Inmode Ltd.	2,388	0.42%	(5,053)
USANA Health Sciences, Inc.	496	0.20%	(5,405)
Alarm.com Holdings, Inc.	1,582	0.91%	(5,826)
Neurocrine Biosciences, Inc.	337	0.41%	(6,321)
Total Consumer, Non-cyclical			165,745

Financial
Essent Group Ltd.	1,531	1.03%	28,744
Enact Holdings, Inc.	2,755	1.05%	23,402
Fidelity National Financial, Inc.	1,657	1.08%	23,051
NMI Holdings, Inc. — Class A	2,202	0.95%	23,010
MGIC Investment Corp.	3,853	1.03%	22,983
Synchrony Financial	1,581	0.83%	18,558
Hartford Financial Services Group, Inc.	853	1.05%	15,468
Preferred Bank/Los Angeles CA	1,068	0.90%	14,499
OFG Bancorp	2,195	1.03%	13,543
Enova International, Inc.	712	0.62%	9,748
Axis Capital Holdings Ltd.	1,144	0.95%	7,975
Janus Henderson Group plc	1,772	0.71%	7,736
International Bancshares Corp.	642	0.40%	7,000
American Express Co.	190	0.54%	6,865
RenaissanceRe Holdings Ltd.	156	0.44%	6,738
Reinsurance Group of America, Inc. — Class A	450	1.03%	5,073
Affiliated Managers Group, Inc.	452	0.84%	4,579
Arch Capital Group Ltd.	326	0.38%	4,398
Travelers Companies, Inc.	193	0.47%	3,382
Everest Group Ltd.	131	0.54%	3,015
Kilroy Realty Corp.	545	0.22%	1,896
Highwoods Properties, Inc.	1,013	0.36%	1,654
WP Carey, Inc.	318	0.21%	372
Park Hotels & Resorts, Inc.	2,259	0.33%	(478)
OneMain Holdings, Inc.	709	0.35%	(485)
American International Group, Inc.	1,057	0.81%	(544)
Total Financial			252,182

Industrial
Mueller Industries, Inc.	1,454	1.13%	41,859
Apogee Enterprises, Inc.	1,535	1.13%	34,388
Teekay Corp.	10,482	1.01%	25,776
UFP Industries, Inc.	847	1.16%	20,713
Owens Corning	486	0.90%	20,490
Teekay Tankers Ltd. — Class A	1,816	1.11%	11,267
International Seaways, Inc.	1,703	0.92%	10,697
Acuity Brands, Inc.	399	1.15%	10,130
Caterpillar, Inc.	156	0.64%	9,754
Snap-on, Inc.	356	1.08%	8,195
Boise Cascade Co.	777	1.15%	8,056
Ardmore Shipping Corp.	3,591	0.68%	5,218
Masterbrand, Inc.	2,132	0.41%	3,900
Mueller Water Products, Inc. — Class A	1,848	0.42%	3,199
Donaldson Company, Inc.	1,004	0.77%	2,910
Gates Industrial Corporation plc	2,531	0.47%	2,209
Benchmark Electronics, Inc.	506	0.23%	1,730
Scorpio Tankers, Inc.	1,242	0.93%	1,470
Gibraltar Industries, Inc.	429	0.31%	1,135
Avnet, Inc.	1,870	1.06%	1,083
Griffon Corp.	467	0.34%	714
Textron, Inc.	438	0.41%	698
Tennant Co.	777	0.78%	(96)
Vishay Intertechnology, Inc.	1,078	0.21%	(3,183)
Dorian LPG Ltd.	1,479	0.53%	(14,622)
Total Industrial			207,690

Utilities
OGE Energy Corp.	2,439	1.05%	17,228
National Fuel Gas Co.	1,633	1.04%	17,027
Black Hills Corp.	1,625	1.04%	13,718
Duke Energy Corp.	837	1.01%	8,638
Entergy Corp.	800	1.10%	7,644
Spire, Inc.	1,477	1.04%	2,602
Southwest Gas Holdings, Inc.	698	0.54%	2,210
PPL Corp.	1,048	0.36%	905
Avista Corp.	1,596	0.65%	(885)
Otter Tail Corp.	964	0.79%	(7,354)
Total Utilities			61,733

Basic Materials
Cabot Corp.	462	0.54%	10,310
CF Industries Holdings, Inc.	771	0.69%	7,274
Sylvamo Corp.	427	0.38%	4,404
NewMarket Corp.	78	0.45%	2,937
Minerals Technologies, Inc.	467	0.38%	2,202
Total Basic Materials			27,127

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,141	1.15%	40,398
M/I Homes, Inc.	255	0.46%	22,861

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Monarch Casino & Resort, Inc.	1,287	1.07%	$16,980
Lennar Corp. — Class A	212	0.42%	15,162
Toll Brothers, Inc.	369	0.60%	14,031
PC Connection, Inc.	852	0.67%	8,712
Buckle, Inc.	1,171	0.54%	7,306
Cummins, Inc.	144	0.49%	6,485
Patrick Industries, Inc.	209	0.31%	4,240
Columbia Sportswear Co.	964	0.84%	3,837
BorgWarner, Inc.	816	0.31%	3,225
Phinia, Inc.	1,294	0.62%	2,155
KB Home	290	0.26%	1,982
MRC Global, Inc.	1,848	0.25%	707
ScanSource, Inc.	1,063	0.53%	320
Sonos, Inc.	2,097	0.27%	194
Carter’s, Inc.	402	0.27%	(821)
Core & Main, Inc. — Class A	574	0.27%	(1,774)
Gentex Corp.	1,277	0.40%	(4,760)
MasterCraft Boat Holdings, Inc.	1,800	0.34%	(4,888)
PACCAR, Inc.	1,055	1.09%	(5,135)
Visteon Corp.	646	0.64%	(5,311)
Autoliv, Inc.	541	0.53%	(7,260)
Lear Corp.	860	0.98%	(14,265)
Movado Group, Inc.	2,351	0.46%	(16,348)
Total Consumer, Cyclical			88,033

Technology
Cirrus Logic, Inc.	628	0.82%	14,041
Zoom Video Communications, Inc. — Class A	1,229	0.90%	7,932
NetApp, Inc.	357	0.46%	6,075
Amdocs Ltd.	869	0.80%	5,806
International Business Machines Corp.	182	0.42%	3,553
Adeia, Inc.	1,632	0.20%	2,262
TE Connectivity plc	416	0.66%	2,075
HP, Inc.	762	0.29%	1,014
IPG Photonics Corp.	815	0.63%	296
Qorvo, Inc.	195	0.21%	(911)
Photronics, Inc.	1,668	0.43%	(2,117)
Skyworks Solutions, Inc.	639	0.66%	(3,337)
QUALCOMM, Inc.	496	0.88%	(6,774)
Total Technology			29,915

Communications
InterDigital, Inc.	727	1.08%	35,486
AT&T, Inc.	4,423	1.02%	31,266
IDT Corp. — Class B	2,353	0.94%	25,207
T-Mobile US, Inc.	395	0.85%	23,719
Verizon Communications, Inc.	1,895	0.89%	19,491
eBay, Inc.	738	0.50%	19,208
F5, Inc.	415	0.96%	16,585
ePlus, Inc.	730	0.75%	10,486
Gen Digital, Inc.	1,807	0.52%	4,765
Expedia Group, Inc.	143	0.22%	1,770
HealthStream, Inc.	1,004	0.30%	478
Spok Holdings, Inc.	3,131	0.49%	(58)
Anterix, Inc.	1,038	0.41%	(1,257)
Yelp, Inc. — Class A	1,833	0.67%	(2,014)
Gogo, Inc.	4,643	0.35%	(7,185)
Total Communications			177,947

Energy
DNOW, Inc.	1,930	0.26%	1,345
HF Sinclair Corp.	645	0.30%	(5,825)
Total Energy			(4,480)

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,480	0.84%	24,097
Total GS Equity Long Custom Basket			1,029,989

GS EQUITY SHORT CUSTOM BASKET
Consumer, Cyclical
VSE Corp.	2,473	(1.39)%	6,477
Walgreens Boots Alliance, Inc.	6,570	(0.39)%	(3,050)
Madison Square Garden Sports Corp. — Class A	641	(0.90)%	(11,187)
JetBlue Airways Corp.	23,120	(1.02)%	(20,847)
American Airlines Group, Inc.	25,297	(1.91)%	(22,845)
LGI Homes, Inc.	1,131	(0.90)%	(33,611)
Total Consumer, Cyclical			(85,063)

Consumer, Non-cyclical
Avis Budget Group, Inc.	806	(0.47)%	18,577
Patterson Companies, Inc.	7,859	(1.15)%	8,530
NeoGenomics, Inc.	6,557	(0.65)%	2,545
Verisk Analytics, Inc. — Class A	558	(1.00)%	(3,268)
Amicus Therapeutics, Inc.	7,145	(0.51)%	(3,676)
Spectrum Brands Holdings, Inc.	885	(0.56)%	(10,204)
Booz Allen Hamilton Holding Corp.	1,276	(1.39)%	(11,740)
Equifax, Inc.	289	(0.57)%	(15,706)
GXO Logistics, Inc.	5,822	(2.03)%	(18,808)
TransUnion	1,137	(0.80)%	(35,214)
Total Consumer, Non-cyclical			(68,964)

Financial
New York Mortgage Trust, Inc.	40,459	(1.72)%	52,504
Americold Realty Trust, Inc.	9,592	(1.82)%	25,102

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cannae Holdings, Inc.	8,504	(1.09)%	$17,174
TFS Financial Corp.	15,455	(1.33)%	7,656
PotlatchDeltic Corp.	5,161	(1.56)%	6,808
Triumph Financial, Inc.	1,700	(0.91)%	3,283
Sun Communities, Inc.	1,757	(1.59)%	362
UDR, Inc.	2,051	(0.62)%	(2,305)
St. Joe Co.	4,831	(1.89)%	(4,928)
CoStar Group, Inc.	2,309	(1.17)%	(4,936)
Brighthouse Financial, Inc.	6,174	(1.87)%	(8,879)
Safehold, Inc.	7,053	(1.24)%	(9,765)
Burford Capital Ltd.	16,870	(1.50)%	(10,964)
Digital Realty Trust, Inc.	831	(0.90)%	(11,035)
Equity LifeStyle Properties, Inc.	3,303	(1.58)%	(11,414)
Capitol Federal Financial, Inc.	39,000	(1.53)%	(15,431)
Marcus & Millichap, Inc.	6,388	(1.70)%	(18,700)
Apartment Investment and Management Co. — Class A	22,579	(1.37)%	(25,514)
Banc of California, Inc.	16,057	(1.59)%	(26,986)
Crown Castle, Inc.	2,074	(1.65)%	(31,914)
SBA Communications Corp.	944	(1.52)%	(38,685)
Veris Residential, Inc.	12,737	(1.53)%	(38,762)
State Street Corp.	3,242	(1.92)%	(44,863)
Equinix, Inc.	337	(2.01)%	(48,415)
Redwood Trust, Inc.	37,328	(1.94)%	(55,478)
FTAI Infrastructure, Inc.	23,761	(1.49)%	(60,416)
Iron Mountain, Inc.	2,411	(1.92)%	(80,532)
CBRE Group, Inc. — Class A	2,428	(2.03)%	(89,966)
Total Financial			(526,999)

Basic Materials
Compass Minerals International, Inc.	17,094	(1.38)%	29,311
Novagold Resources, Inc.	41,564	(1.14)%	800
Ivanhoe Electric Incorporated / US	18,742	(1.06)%	(7,126)
Coeur Mining, Inc.	10,055	(0.46)%	(13,260)
Radius Recycling, Inc. — Class A	5,114	(0.64)%	(20,907)
Hecla Mining Co.	25,217	(1.13)%	(38,460)
MP Materials Corp.	14,326	(1.70)%	(48,744)
Total Basic Materials			(98,386)

Industrial
Boeing Co.	889	(0.91)%	35,111
Montrose Environmental Group, Inc.	2,209	(0.39)%	34,222
XPO, Inc.	1,794	(1.29)%	16,413
Saia, Inc.	233	(0.68)%	14,894
Old Dominion Freight Line, Inc.	1,047	(1.40)%	10,946
Knight-Swift Transportation Holdings, Inc.	2,296	(0.83)%	5,319
Norfolk Southern Corp.	631	(1.05)%	1,822
Union Pacific Corp.	325	(0.54)%	(1,982)
Covenant Logistics Group, Inc. — Class A	2,008	(0.71)%	(2,233)
Materion Corp.	731	(0.55)%	(3,910)
Forward Air Corp.	2,286	(0.54)%	(6,987)
Casella Waste Systems, Inc. — Class A	1,249	(0.83)%	(7,198)
United Parcel Service, Inc. — Class B	1,181	(1.08)%	(11,116)
Perma-Fix Environmental Services, Inc.	7,011	(0.58)%	(11,945)
J.B. Hunt Transport Services, Inc.	1,266	(1.46)%	(16,811)
CH Robinson Worldwide, Inc.	2,715	(2.01)%	(62,849)
Total Industrial			(6,304)

Utilities
Middlesex Water Co.	2,166	(0.95)%	(9,130)
TXNM Energy, Inc.	4,105	(1.21)%	(21,481)
Eversource Energy	3,933	(1.80)%	(42,142)
Total Utilities			(72,753)

Technology
Dayforce, Inc.	4,887	(2.01)%	8,930
Take-Two Interactive Software, Inc.	1,195	(1.23)%	4,633
Appian Corp. — Class A	2,663	(0.61)%	(8,518)
KBR, Inc.	3,357	(1.47)%	(9,841)
Total Technology			(4,796)

Energy
Valaris Ltd.	3,702	(1.38)%	48,755
Transocean Ltd.	62,912	(1.79)%	37,086
Core Laboratories, Inc.	13,685	(1.70)%	24,867
Expro Group Holdings N.V.	4,360	(0.50)%	4,235
Antero Resources Corp.	6,911	(1.33)%	(5,932)
Bristow Group, Inc.	5,156	(1.20)%	(9,993)
Oceaneering International, Inc.	5,698	(0.95)%	(10,909)
Total Energy			88,109

Communications
Sphere Entertainment Co.	1,414	(0.42)%	(959)
Uber Technologies, Inc.	918	(0.46)%	(8,301)
Total Communications			(9,260)
Total GS Equity Short Custom Basket			$(784,416)

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
ALPHA OPPORTUNITY FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2024.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,480,233	$—	$—	$35,480,233
Money Market Fund	2,011,791	—	—	2,011,791
Equity Custom Basket Swap Agreements**	—	2,195,190	—	2,195,190
Total Assets	$37,492,024	$2,195,190	$—	$39,687,214

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,466,465	$—	$1,466,465

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $34,140,867)	$37,492,024
Cash	3,398
Unrealized appreciation on OTC swap agreements	2,195,190
Prepaid expenses	23,557
Receivables:
Dividends	27,472
Interest	6,091
Fund shares sold	892
Total assets	39,748,624

Liabilities:
Unrealized depreciation on OTC swap agreements	1,466,465
Payable for:
Swap settlement	225,385
Management fees	11,105
Fund accounting/administration fees	3,946
Transfer agent/maintenance fees	3,164
Distribution and service fees	881
Trustees’ fees*	135
Fund shares redeemed	7
Miscellaneous	48,329
Total liabilities	1,759,417
Net assets	$37,989,207

Net assets consist of:
Paid in capital	$57,866,366
Total distributable earnings (loss)	(19,877,159)
Net assets	$37,989,207
Class A:
Net assets	$3,054,333
Capital shares outstanding	138,373
Net asset value per share	$22.07
Maximum offering price per share (Net asset value divided by 95.25%)	$23.17
Class C:
Net assets	$191,372
Capital shares outstanding	9,959
Net asset value per share	$19.22
Class P:
Net assets	$840,766
Capital shares outstanding	37,784
Net asset value per share	$22.25

Institutional Class:
Net assets	$33,902,736
Capital shares outstanding	1,037,850
Net asset value per share	$32.67

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $306)	$759,581
Interest	66,117
Total investment income	825,698

Expenses:
Management fees	334,606
Distribution and service fees:
Class A	7,411
Class C	1,938
Class P	4,528
Transfer agent/maintenance fees:
Class A	7,468
Class C	632
Class P	1,825
Institutional Class	21,246
Registration fees	70,303
Professional fees	50,570
Fund accounting/administration fees	23,320
Custodian fees	18,571
Trustees’ fees*	13,810
Line of credit fees	957
Miscellaneous	20,328
Recoupment of previously waived fees:
Class A	577
Class C	29
Class P	1,642
Institutional Class	12,210
Total expenses	591,971
Less:
Expenses reimbursed by Adviser:
Class A	(4,253)
Class C	(407)
Class P	(822)
Institutional Class	(12,693)
Expenses waived by Adviser	(28,398)
Total waived/reimbursed expenses	(46,573)
Net expenses	545,398
Net investment income	280,300

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,074,460
Swap agreements	(1,340,707)
Net realized gain	2,733,753
Net change in unrealized appreciation (depreciation) on:
Investments	3,587,535
Swap agreements	(1,452,064)
Net change in unrealized appreciation (depreciation)	2,135,471
Net realized and unrealized gain	4,869,224
Net increase in net assets resulting from operations	$5,149,524

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$280,300	$199,681
Net realized gain on investments	2,733,753	2,370,224
Net change in unrealized appreciation (depreciation) on investments	2,135,471	2,491,104
Net increase in net assets resulting from operations	5,149,524	5,061,009

Distributions to shareholders:
Class A	(17,013)	(19,964)
Class P	(11,717)	(12,413)
Institutional Class	(170,951)	(173,553)
Total distributions to shareholders	(199,681)	(205,930)

Capital share transactions:
Proceeds from sale of shares
Class A	521,179	143,300
Class C	28,394	2,880
Class P	93,001	51,362
Institutional Class	162,832	779,910
Distributions reinvested
Class A	14,054	17,789
Class P	11,717	12,413
Institutional Class	170,951	173,553
Cost of shares redeemed
Class A	(706,294)	(329,547)
Class C	(55,553)	(34,599)
Class P	(1,355,753)	(89,028)
Institutional Class	(1,056,198)	(459,238)
Net increase (decrease) from capital share transactions	(2,171,670)	268,795
Net increase in net assets	2,778,173	5,123,874

Net assets:
Beginning of year	35,211,034	30,087,160
End of year	$37,989,207	$35,211,034

Capital share activity:
Shares sold
Class A	24,797	7,772
Class C	1,567	179
Class P	4,366	2,642
Institutional Class	5,415	28,646
Shares issued from reinvestment of distributions
Class A	732	1,004
Class P	605	695
Institutional Class	6,030	6,660
Shares redeemed
Class A	(33,883)	(18,034)
Class C	(3,081)	(2,086)
Class P	(63,484)	(4,858)
Institutional Class	(34,432)	(16,727)
Net increase (decrease) in shares	(91,368)	5,893

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$19.37	$16.73	$18.05	$16.89	$17.42
Income (loss) from investment operations:
Net investment income (loss)[a]	.10	.07	.07	.10	.11
Net gain (loss) on investments (realized and unrealized)	2.72	2.70	(1.23)	1.27	(.48)
Total from investment operations	2.82	2.77	(1.16)	1.37	(.37)
Less distributions from:
Net investment income	(.12)	(.13)	(.16)	(.21)	(.16)
Total distributions	(.12)	(.13)	(.16)	(.21)	(.16)
Net asset value, end of period	$22.07	$19.37	$16.73	$18.05	$16.89

Total Return[b]	14.64%	16.62%	(6.55%)	8.17%	(2.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,054	$2,842	$2,610	$3,042	$3,429
Ratios to average net assets:
Net investment income (loss)	0.49%	0.39%	0.39%	0.56%	0.65%
Total expenses[c]	1.95%	1.94%	1.91%	1.94%	1.73%
Net expenses[d,e,f]	1.73%	1.74%	1.76%	1.76%	1.69%
Portfolio turnover rate	306%	309%	283%	169%	209%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$16.88	$14.59	$15.76	$14.71	$15.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	(.06)	(.06)	(.03)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.39	2.35	(1.08)	1.11	(.43)
Total from investment operations	2.34	2.29	(1.14)	1.08	(.45)
Less distributions from:
Net investment income	—	—	(.03)	(.03)	—
Total distributions	—	—	(.03)	(.03)	—
Net asset value, end of period	$19.22	$16.88	$14.59	$15.76	$14.71

Total Return[b]	13.86%	15.70%	(7.25%)	7.37%	(2.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191	$194	$195	$277	$354
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.36%)	(0.37%)	(0.19%)	(0.15%)
Total expenses[c]	2.77%	2.77%	2.75%	2.75%	2.72%
Net expenses[d,e,f]	2.48%	2.50%	2.51%	2.51%	2.51%
Portfolio turnover rate	306%	309%	283%	169%	209%

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$19.52	$16.87	$18.21	$17.06	$17.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.09	.07	.07	.10	.12
Net gain (loss) on investments (realized and unrealized)	2.76	2.71	(1.24)	1.28	(.49)
Total from investment operations	2.85	2.78	(1.17)	1.38	(.37)
Less distributions from:
Net investment income	(.12)	(.13)	(.17)	(.23)	(.13)
Total distributions	(.12)	(.13)	(.17)	(.23)	(.13)
Net asset value, end of period	$22.25	$19.52	$16.87	$18.21	$17.06

Total Return	14.65%	16.60%	(6.54%)	8.17%	(2.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$841	$1,880	$1,650	$1,855	$1,161
Ratios to average net assets:
Net investment income (loss)	0.45%	0.39%	0.39%	0.54%	0.70%
Total expenses[c]	1.84%	1.87%	1.82%	1.96%	1.67%
Net expenses[d,e,f]	1.73%	1.74%	1.76%	1.76%	1.64%
Portfolio turnover rate	306%	309%	283%	169%	209%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$28.56	$24.59	$26.44	$24.65	$25.37
Income (loss) from investment operations:
Net investment income (loss)[a]	.24	.17	.17	.22	.25
Net gain (loss) on investments (realized and unrealized)	4.03	3.97	(1.81)	1.85	(.72)
Total from investment operations	4.27	4.14	(1.64)	2.07	(.47)
Less distributions from:
Net investment income	(.16)	(.17)	(.21)	(.28)	(.25)
Total distributions	(.16)	(.17)	(.21)	(.28)	(.25)
Net asset value, end of period	$32.67	$28.56	$24.59	$26.44	$24.65

Total Return	15.04%	16.89%	(6.31%)	8.46%	(1.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,903	$30,296	$25,632	$29,778	$32,260
Ratios to average net assets:
Net investment income (loss)	0.80%	0.64%	0.64%	0.82%	1.00%
Total expenses[c]	1.54%	1.56%	1.54%	1.58%	1.36%
Net expenses[d,e,f]	1.42%	1.49%	1.51%	1.50%	1.36%
Portfolio turnover rate	306%	309%	283%	169%	209%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.02%	0.02%	0.02%	0.01%	0.02%
Class C	0.01%	0.02%	0.03%	0.01%	0.01%
Class P	0.09%	0.02%	0.03%	0.01%	0.01%
Institutional Class	0.04%	0.04%	0.06%	0.02%	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:.

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.73%	1.74%	1.76%	1.76%	1.69%
Class C	2.48%	2.49%	2.51%	2.51%	2.51%
Class P	1.73%	1.74%	1.76%	1.76%	1.64%
Institutional Class	1.42%	1.48%	1.50%	1.50%	1.36%*

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 92.4%

Financial - 19.0%
Berkshire Hathaway, Inc. — Class B*	2,471	$1,137,302
Bank of America Corp.	26,532	1,052,790
JPMorgan Chase & Co.	3,590	756,988
Jefferies Financial Group, Inc.	12,178	749,556
First Horizon Corp.	42,332	657,416
American Tower Corp. — Class A REIT	2,660	618,610
Unum Group	7,213	428,741
Charles Schwab Corp.	6,546	424,246
Synovus Financial Corp.	9,411	418,507
Wells Fargo & Co.	7,241	409,044
Mastercard, Inc. — Class A	789	389,608
Goldman Sachs Group, Inc.	640	316,870
STAG Industrial, Inc. REIT	6,837	267,258
Total Financial		7,626,936

Consumer, Non-cyclical - 15.9%
Johnson & Johnson	4,170	675,790
Tyson Foods, Inc. — Class A	11,064	658,972
Medtronic plc	6,416	577,633
PayPal Holdings, Inc.*	7,205	562,206
Encompass Health Corp.	5,404	522,243
HCA Healthcare, Inc.	1,156	469,833
Ingredion, Inc.	3,299	453,381
Coca-Cola Co.	6,081	436,981
Humana, Inc.	1,306	413,662
Merck & Company, Inc.	3,339	379,177
Archer-Daniels-Midland Co.	6,265	374,271
Bunge Global S.A.	3,038	293,592
Euronet Worldwide, Inc.*	2,372	235,374
MGP Ingredients, Inc.	2,368	197,136
Pfizer, Inc.	4,745	137,320
Total Consumer, Non-cyclical		6,387,571

Technology - 10.2%
Leidos Holdings, Inc.	4,014	654,282
Microsoft Corp.	1,371	589,941
Fortinet, Inc.*	7,101	550,683
Fiserv, Inc.*	2,949	529,788
Teradyne, Inc.	2,764	370,182
KLA Corp.	456	353,131
Applied Materials, Inc.	1,742	351,971
QUALCOMM, Inc.	1,984	337,379
NXP Semiconductor N.V.	1,295	310,813
Intel Corp.*	2,399	56,281
Total Technology		4,104,451

Energy - 10.1%
Chevron Corp.	6,300	927,801
ConocoPhillips	7,001	737,065
Diamondback Energy, Inc.	3,541	610,468
Coterra Energy, Inc. — Class A	15,804	378,506
Kinder Morgan, Inc.	16,847	372,150
Equities Corp.	9,397	344,306
Marathon Oil Corp.	12,079	321,664
Exxon Mobil Corp.	1,676	196,461
Range Resources Corp.	5,505	169,334
Total Energy		4,057,755

Consumer, Cyclical - 9.7%
Walmart, Inc.	12,996	1,049,427
Levi Strauss & Co. — Class A	21,539	469,550
Las Vegas Sands Corp.	8,325	419,080
Ferguson Enterprises, Inc.	1,981	393,367
Delta Air Lines, Inc.	6,868	348,826
Lear Corp.	2,877	314,025
Southwest Airlines Co.	9,056	268,329
H&E Equipment Services, Inc.	4,041	196,716
BorgWarner, Inc.	5,190	188,345
Crocs, Inc.*	1,076	155,816
Advance Auto Parts, Inc.	2,570	100,204
Total Consumer, Cyclical		3,903,685

Industrial - 8.1%
Curtiss-Wright Corp.	2,347	771,436
Knight-Swift Transportation Holdings, Inc.	9,555	515,492
L3Harris Technologies, Inc.	2,153	512,134
Advanced Energy Industries, Inc.	4,251	447,375
Eagle Materials, Inc.	1,440	414,216
Teledyne Technologies, Inc.*	840	367,635
Johnson Controls International plc	2,984	231,588
Total Industrial		3,259,876

Utilities - 7.1%
OGE Energy Corp.	18,873	774,170
Edison International	7,613	663,016
Pinnacle West Capital Corp.	6,179	547,398
Exelon Corp.	11,169	452,903
Duke Energy Corp.	3,475	400,668
Total Utilities		2,838,155

Communications - 7.0%
Verizon Communications, Inc.	24,434	1,097,331
Alphabet, Inc. — Class A	4,480	743,008
AT&T, Inc.	22,158	487,476
T-Mobile US, Inc.	1,466	302,524
Walt Disney Co.	1,666	160,252
Total Communications		2,790,591

Basic Materials - 5.3%
Freeport-McMoRan, Inc.	9,272	462,858
Westlake Corp.	2,839	426,674
Nucor Corp.	2,541	382,014
DuPont de Nemours, Inc.	4,043	360,272
Reliance, Inc.	1,014	293,259
Huntsman Corp.	8,911	215,646
Total Basic Materials		2,140,723

Total Common Stocks
(Cost $27,558,746)		37,109,743

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
LARGE CAP VALUE FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 3.8%
iShares Russell 1000 Value ETF	7,953	$1,509,479
Total Exchange-Traded Funds
(Cost $1,121,233)		1,509,479

MONEY MARKET FUND***,† - 3.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	1,519,168	1,519,168
Total Money Market Fund
(Cost $1,519,168)		1,519,168

Total Investments - 100.0%
(Cost $30,199,147)		$40,138,390
Other Assets & Liabilities, net - 0.0%		18,148
Total Net Assets - 100.0%		$40,156,538

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,109,743	$—	$—	$37,109,743
Exchange-Traded Funds	1,509,479	—	—	1,509,479
Money Market Fund	1,519,168	—	—	1,519,168
Total Assets	$40,138,390	$—	$—	$40,138,390

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $30,199,147)	$40,138,390
Prepaid expenses	31,921
Receivables:
Dividends	27,947
Investment Adviser	8,265
Interest	6,332
Fund shares sold	2,225
Total assets	40,215,080

Liabilities:
Payable for:
Professional fees	27,507
Distribution and service fees	7,620
Printing fees	7,309
Transfer agent/maintenance fees	6,297
Fund accounting /administration fees	3,867
Fund shares redeemed	1,914
Trustees’ fees*	1,634
Due to Investment Adviser	95
Miscellaneous	2,299
Total liabilities	58,542
Net assets	$40,156,538

Net assets consist of:
Paid in capital	$28,911,971
Total distributable earnings (loss)	11,244,567
Net assets	$40,156,538
Class A:
Net assets	$35,887,886
Capital shares outstanding	713,291
Net asset value per share	$50.31
Maximum offering price per share (Net asset value divided by 95.25%)	$52.82
Class C:
Net assets	$1,168,171
Capital shares outstanding	26,349
Net asset value per share	$44.33
Class P:
Net assets	$79,098
Capital shares outstanding	1,577
Net asset value per share	$50.16

Institutional Class:
Net assets	$3,021,383
Capital shares outstanding	61,205
Net asset value per share	$49.36

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $949)	$835,170
Interest	53,317
Total investment income	888,487

Expenses:
Management fees	243,424
Distribution and service fees:
Class A	84,429
Class C	11,577
Class P	206
Transfer agent/maintenance fees:
Class A	55,358
Class C	2,980
Class P	294
Institutional Class	4,219
Registration fees	61,547
Professional fees	40,053
Fund accounting/administration fees	23,416
Trustees’ fees*	15,214
Custodian fees	3,579
Line of credit fees	1,024
Miscellaneous	26,456
Recoupment of previously waived fees:
Class A	290
Class C	16
Class P	1
Institutional Class	18
Total expenses	574,101
Less:
Expenses reimbursed by Adviser:
Class A	(58,851)
Class C	(3,086)
Class P	(301)
Institutional Class	(4,519)
Expenses waived by Adviser	(84,033)
Total waived/reimbursed expenses	(150,790)
Net expenses	423,311
Net investment income	465,176

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,125,722
Net realized gain	1,125,722
Net change in unrealized appreciation (depreciation) on:
Investments	6,300,481
Net change in unrealized appreciation (depreciation)	6,300,481
Net realized and unrealized gain	7,426,203
Net increase in net assets resulting from operations	$7,891,379

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$465,176	$513,399
Net realized gain on investments	1,125,722	4,048,731
Net change in unrealized appreciation (depreciation) on investments	6,300,481	863,434
Net increase in net assets resulting from operations	7,891,379	5,425,564

Distributions to shareholders:
Class A	(3,614,984)	(2,952,899)
Class C	(133,562)	(151,235)
Class P	(9,665)	(8,525)
Institutional Class	(215,928)	(518,877)
Total distributions to shareholders	(3,974,139)	(3,631,536)

Capital share transactions:
Proceeds from sale of shares
Class A	822,724	1,050,924
Class C	96,923	236,441
Class P	645	5,872
Institutional Class	1,637,823	1,317,443
Distributions reinvested
Class A	3,537,482	2,884,298
Class C	133,562	137,939
Class P	9,665	8,525
Institutional Class	215,928	518,877
Cost of shares redeemed
Class A	(3,861,275)	(4,238,196)
Class C	(388,459)	(876,269)
Class P	(23,068)	(33,478)
Institutional Class	(1,141,930)	(5,335,058)
Net increase (decrease) from capital share transactions	1,040,020	(4,322,682)
Net increase (decrease) in net assets	4,957,260	(2,528,654)

Net assets:
Beginning of year	35,199,278	37,727,932
End of year	$40,156,538	$35,199,278

Capital share activity:
Shares sold
Class A	17,707	22,456
Class C	2,411	5,650
Class P	13	129
Institutional Class	36,005	29,033
Shares issued from reinvestment of distributions
Class A	80,968	63,832
Class C	3,449	3,405
Class P	222	189
Institutional Class	5,048	11,697
Shares redeemed
Class A	(83,236)	(90,872)
Class C	(9,626)	(20,843)
Class P	(495)	(706)
Institutional Class	(25,018)	(117,251)
Net increase (decrease) in shares	27,448	(93,281)

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$45.66	$43.75	$50.08	$38.17	$43.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.58	.61	.56	.41	.97
Net gain (loss) on investments (realized and unrealized)	9.37	5.55	(3.40)	14.51	(2.97)
Total from investment operations	9.95	6.16	(2.84)	14.92	(2.00)
Less distributions from:
Net investment income	(.70)	(.52)	(.43)	(1.30)	(.70)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)
Total distributions	(5.30)	(4.25)	(3.49)	(3.01)	(3.39)
Net asset value, end of period	$50.31	$45.66	$43.75	$50.08	$38.17

Total Return[b]	23.55%	14.19%	(6.43%)	40.59%	(5.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,888	$31,862	$30,733	$36,678	$28,548
Ratios to average net assets:
Net investment income (loss)	1.25%	1.32%	1.11%	0.88%	2.40%
Total expenses[c]	1.52%	1.47%	1.41%	1.47%	1.46%
Net expenses[d,e,f]	1.12%	1.12%	1.13%	1.15%	1.15%
Portfolio turnover rate	13%	19%	33%	19%	25%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$40.68	$39.44	$45.43	$34.79	$39.77
Income (loss) from investment operations:
Net investment income (loss)[a]	.21	.24	.18	.05	.62
Net gain (loss) on investments (realized and unrealized)	8.30	5.00	(3.07)	13.23	(2.74)
Total from investment operations	8.51	5.24	(2.89)	13.28	(2.12)
Less distributions from:
Net investment income	(.26)	(.27)	(.04)	(.93)	(.17)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)
Total distributions	(4.86)	(4.00)	(3.10)	(2.64)	(2.86)
Net asset value, end of period	$44.33	$40.68	$39.44	$45.43	$34.79

Total Return[b]	22.63%	13.33%	(7.13%)	39.55%	(6.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,168	$1,225	$1,653	$1,191	$911
Ratios to average net assets:
Net investment income (loss)	0.50%	0.57%	0.39%	0.12%	1.69%
Total expenses[c]	2.36%	2.28%	2.29%	2.36%	2.43%
Net expenses[d,e,f]	1.87%	1.87%	1.88%	1.89%	1.90%
Portfolio turnover rate	13%	19%	33%	19%	25%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$45.53	$43.59	$49.91	$38.06	$43.46
Income (loss) from investment operations:
Net investment income (loss)[a]	.58	.62	.53	.41	.83
Net gain (loss) on investments (realized and unrealized)	9.35	5.52	(3.34)	14.46	(2.82)
Total from investment operations	9.93	6.14	(2.81)	14.87	(1.99)
Less distributions from:
Net investment income	(.70)	(.47)	(.45)	(1.31)	(.72)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)
Total distributions	(5.30)	(4.20)	(3.51)	(3.02)	(3.41)
Net asset value, end of period	$50.16	$45.53	$43.59	$49.91	$38.06

Total Return	23.56%	14.19%	(6.44%)	40.60%	(5.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79	$84	$97	$194	$170
Ratios to average net assets:
Net investment income (loss)	1.26%	1.33%	1.05%	0.87%	2.12%
Total expenses[c]	1.71%	1.70%	1.67%	1.71%	1.72%
Net expenses[d,e,f]	1.12%	1.12%	1.14%	1.15%	1.15%
Portfolio turnover rate	13%	19%	33%	19%	25%

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$44.90	$43.11	$49.39	$37.71	$43.08
Income (loss) from investment operations:
Net investment income (loss)[a]	.68	.74	.71	.52	.98
Net gain (loss) on investments (realized and unrealized)	9.21	5.43	(3.38)	14.31	(2.84)
Total from investment operations	9.89	6.17	(2.67)	14.83	(1.86)
Less distributions from:
Net investment income	(.83)	(.65)	(.55)	(1.44)	(.82)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)
Total distributions	(5.43)	(4.38)	(3.61)	(3.15)	(3.51)
Net asset value, end of period	$49.36	$44.90	$43.11	$49.39	$37.71

Total Return	23.89%	14.48%	(6.20%)	40.93%	(5.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,021	$2,028	$5,246	$1,364	$477
Ratios to average net assets:
Net investment income (loss)	1.48%	1.61%	1.46%	1.10%	2.50%
Total expenses[c]	1.29%	1.21%	1.15%	1.24%	1.35%
Net expenses[d,e,f]	0.87%	0.87%	0.88%	0.89%	0.90%
Portfolio turnover rate	13%	19%	33%	19%	25%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.00%*	—	—	0.00%*	0.00%*
Class C	0.00%*	—	—	0.00%*	—
Class P	0.00%*	—	—	—	—
Institutional Class	0.00%*	—	—	—	—

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.12%	1.12%	1.13%	1.14%	1.15%
Class C	1.87%	1.87%	1.88%	1.89%	1.90%
Class P	1.12%	1.12%	1.13%	1.14%	1.15%
Institutional Class	0.87%	0.87%	0.88%	0.89%	0.90%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	September 30, 2024
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 54.5%

REITs - 54.5%
REITs-Diversified - 11.5%
VICI Properties, Inc.	37,177	$1,238,366
Gaming and Leisure Properties, Inc.	12,043	619,612
InvenTrust Properties Corp.	16,761	475,510
EPR Properties	9,555	468,577
WP Carey, Inc.	7,242	451,177
Digital Realty Trust, Inc.	2,704	437,588
SBA Communications Corp.	1,719	413,763
American Tower Corp. — Class A	1,752	407,445
Alexander & Baldwin, Inc.	10,441	200,467
Total REITs-Diversified		4,712,505

REITs-Apartments - 9.7%
Invitation Homes, Inc.	39,351	1,387,516
Essex Property Trust, Inc.	4,192	1,238,401
American Homes 4 Rent — Class A	18,262	701,078
UDR, Inc.	13,999	634,715
Total REITs-Apartments		3,961,710

REITs-Office Property - 7.8%
Kilroy Realty Corp.	37,472	1,450,166
Alexandria Real Estate Equities, Inc.	7,854	932,663
Vornado Realty Trust	20,212	796,353
Total REITs-Office Property		3,179,182

REITs-Hotels - 5.9%
Park Hotels & Resorts, Inc.	69,857	984,984
Apple Hospitality REIT, Inc.	54,323	806,697
Ryman Hospitality Properties, Inc.	3,663	392,820
RLJ Lodging Trust	23,008	211,213
Total REITs-Hotels		2,395,714

REITs-Shopping Centers - 5.6%
Kite Realty Group Trust	36,170	960,675
Kimco Realty Corp.	38,713	898,916
NETSTREIT Corp.	25,103	414,953
Total REITs-Shopping Centers		2,274,544

REITs-Health Care - 4.5%
Healthcare Realty Trust, Inc.	44,844	813,919
Sabra Health Care REIT, Inc.	32,812	610,631
CareTrust REIT, Inc.	13,233	408,370
Total REITs-Health Care		1,832,920

REITs-Warehouse/Industries - 4.0%
Prologis, Inc.	6,511	822,209
STAG Industrial, Inc.	20,820	813,854
Total REITs-Warehouse/Industries		1,636,063

REITs-Regional Malls - 2.0%
Tanger, Inc.	12,536	415,944
Simon Property Group, Inc.	2,423	409,535
Total REITs-Regional Malls		825,479

REITs-Storage - 2.0%
National Storage Affiliates Trust	8,523	410,809
Extra Space Storage, Inc.	2,271	409,211
Total REITs-Storage		820,020

REITs-Single Tenant - 1.5%
NNN REIT, Inc.	12,795	620,430
Total REITs		22,258,567

Total Common Stocks
(Cost $20,158,172)		22,258,567

MONEY MARKET FUND***,† - 43.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.90%[1]	17,765,843	17,765,843
Total Money Market Fund
(Cost $17,765,843)		17,765,843

Total Investments - 98.0%
(Cost $37,924,015)		$40,024,410
Other Assets & Liabilities, net - 2.0%		802,498
Total Net Assets - 100.0%		$40,826,908

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.52% (Federal Funds Rate - 0.31%)	At Maturity	11/22/24	$11,159,930	$(389,630)
Goldman Sachs International	GS Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	11,162,012	(783,179)
						$22,321,942	$(1,172,809)

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	21,869	(3.45)%	$334,884
Service Properties Trust	19,903	(0.81)%	90,954
Realty Income Corp.	6,642	(3.77)%	37,910
Pebblebrook Hotel Trust	22,515	(2.67)%	28,761
JBG SMITH Properties	4,602	(0.72)%	10,127
Host Hotels & Resorts, Inc.	11,123	(1.75)%	6,179
LXP Industrial Trust	15,028	(1.35)%	3,758
Camden Property Trust	5,369	(5.95)%	2,919
Americold Realty Trust, Inc.	4,650	(1.18)%	1,122
Rexford Industrial Realty, Inc.	2,603	(1.17)%	1,029
Equity LifeStyle Properties, Inc.	2,849	(1.82)%	986
EastGroup Properties, Inc.	713	(1.19)%	639
Cousins Properties, Inc.	6,852	(1.81)%	(40)
Independence Realty Trust, Inc.	2,942	(0.54)%	(197)
Getty Realty Corp.	4,576	(1.30)%	(1,322)
Global Net Lease, Inc.	13,223	(1.00)%	(2,315)
Sun Communities, Inc.	1,500	(1.82)%	(2,555)
Sunstone Hotel Investors, Inc.	38,199	(3.53)%	(5,375)
Regency Centers Corp.	2,900	(1.88)%	(5,959)
CubeSmart	3,822	(1.84)%	(10,048)
DiamondRock Hospitality Co.	25,495	(1.99)%	(13,978)
Veris Residential, Inc.	6,242	(1.00)%	(14,147)
Public Storage	572	(1.87)%	(16,042)
Safehold, Inc.	5,152	(1.21)%	(19,588)
Four Corners Property Trust, Inc.	10,376	(2.73)%	(19,759)
Equinix, Inc.	255	(2.03)%	(27,367)
Crown Castle, Inc.	3,509	(3.73)%	(29,794)
Phillips Edison & Company, Inc.	8,766	(2.96)%	(36,530)
Acadia Realty Trust	8,773	(1.85)%	(38,001)
Federal Realty Investment Trust	3,560	(3.67)%	(42,561)
SL Green Realty Corp.	3,887	(2.42)%	(48,685)
Terreno Realty Corp.	6,021	(3.61)%	(50,735)
Mid-America Apartment Communities, Inc.	4,729	(6.73)%	(60,670)
BXP, Inc.	7,965	(5.75)%	(67,266)
Agree Realty Corp.	6,357	(4.29)%	(67,422)
Omega Healthcare Investors, Inc.	7,503	(2.74)%	(87,117)
Macerich Co.	23,272	(3.80)%	(97,200)
National Health Investors, Inc.	6,285	(4.73)%	(193,931)
Total Financial			(439,333)

Exchange-Traded Funds
Vanguard Real Estate ETF	3,828	(3.34)%	49,703
Total MS Equity Short Custom Basket			(389,630)

GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	22,142	(3.50)%	57,936
Service Properties Trust	19,903	(0.81)%	43,712
Pebblebrook Hotel Trust	22,515	(2.67)%	22,999
JBG SMITH Properties	4,602	(0.72)%	10,181
Host Hotels & Resorts, Inc.	11,123	(1.75)%	6,322
LXP Industrial Trust	15,028	(1.35)%	4,049
Camden Property Trust	5,369	(5.95)%	3,560
Rexford Industrial Realty, Inc.	2,603	(1.17)%	1,740
Sunstone Hotel Investors, Inc.	38,199	(3.53)%	1,157
Equity LifeStyle Properties, Inc.	2,849	(1.82)%	1,014
Americold Realty Trust, Inc.	4,650	(1.18)%	905
EastGroup Properties, Inc.	713	(1.19)%	772
Cousins Properties, Inc.	6,852	(1.81)%	(146)
Independence Realty Trust, Inc.	2,942	(0.54)%	(263)
Getty Realty Corp.	4,576	(1.30)%	(1,347)
Sun Communities, Inc.	1,500	(1.82)%	(2,512)
Global Net Lease, Inc.	13,223	(1.00)%	(2,571)
Regency Centers Corp.	2,900	(1.88)%	(7,782)
CubeSmart	3,822	(1.84)%	(10,882)
DiamondRock Hospitality Co.	25,495	(1.99)%	(11,931)
Veris Residential, Inc.	6,242	(1.00)%	(13,954)
Public Storage	572	(1.86)%	(17,350)
Four Corners Property Trust, Inc.	10,376	(2.72)%	(21,791)
Safehold, Inc.	5,152	(1.21)%	(22,210)
Equinix, Inc.	255	(2.03)%	(27,243)
Crown Castle, Inc.	3,509	(3.73)%	(28,158)
Federal Realty Investment Trust	3,560	(3.67)%	(32,914)
Acadia Realty Trust	8,773	(1.85)%	(38,358)
Phillips Edison & Company, Inc.	8,766	(2.96)%	(40,014)
Terreno Realty Corp.	6,021	(3.60)%	(51,379)
Realty Income Corp.	6,642	(3.77)%	(56,018)
SL Green Realty Corp.	3,848	(2.40)%	(57,588)
Macerich Co.	23,272	(3.80)%	(62,348)
BXP, Inc.	7,965	(5.74)%	(66,774)
Agree Realty Corp.	6,357	(4.29)%	(69,265)
Omega Healthcare Investors, Inc.	7,503	(2.74)%	(70,753)
Mid-America Apartment Communities, Inc.	4,729	(6.74)%	(78,935)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
National Health Investors, Inc.	6,285	(4.73)%	$(195,015)
Total Financial			(833,155)

Exchange-Traded Funds
Vanguard Real Estate ETF	3,828	(3.34)%	49,975
Total GS Equity Short Custom Basket			$(783,179)

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2024.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,258,567	$—	$—	$22,258,567
Money Market Fund	17,765,843	—	—	17,765,843
Total Assets	$40,024,410	$—	$—	$40,024,410

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,172,809	$—	$1,172,809

**	This derivative is reported as unrealized appreciation/depreciation at period end.

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $37,924,015)	$40,024,410
Cash	629,911
Segregated cash with broker	2,270,000
Prepaid expenses	28,024
Receivables:
Dividends	118,284
Interest	61,863
Fund shares sold	46,299
Total assets	43,178,791

Liabilities:
Unrealized depreciation on OTC swap agreements	1,172,809
Payable for:
Swap settlement	1,111,602
Fund shares redeemed	5,828
Management fees	5,297
Fund accounting/administration fees	3,858
Transfer agent/maintenance fees	3,533
Trustees’ fees*	481
Distribution and service fees	128
Miscellaneous	48,347
Total liabilities	2,351,883
Net assets	$40,826,908

Net assets consist of:
Paid in capital	$41,999,380
Total distributable earnings (loss)	(1,172,472)
Net assets	$40,826,908
Class A:
Net assets	$313,398
Capital shares outstanding	11,596
Net asset value per share	$27.03
Maximum offering price per share (Net asset value divided by 95.25%)	$28.38
Class C:
Net assets	$22,322
Capital shares outstanding	867
Net asset value per share	$25.75
Class P
Net assets	$255,555
Capital shares outstanding	9,801
Net asset value per share	$26.07

Institutional Class:
Net assets	$40,235,633
Capital shares outstanding	1,503,036
Net asset value per share	$26.77

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends	$1,079,244
Interest	682,787
Total investment income	1,762,031

Expenses:
Management fees	473,988
Distribution and service fees:
Class A	841
Class C	756
Class P	1,700
Transfer agent/maintenance fees:
Class A	914
Class C	335
Class P	1,052
Institutional Class	64,174
Registration fees	77,638
Professional fees	54,131
Fund accounting/administration fees	25,628
Trustees’ fees*	14,229
Custodian fees	7,796
Line of credit fees	1,333
Miscellaneous	22,795
Total expenses	747,310
Less:
Expenses reimbursed by Adviser:
Class A	(953)
Class C	(334)
Class P	(1,067)
Institutional Class	(69,393)
Expenses waived by Adviser	(79,637)
Earnings credits applied	(575)
Total waived/reimbursed expenses	(151,959)
Net expenses	595,351
Net investment income	1,166,680

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,217,407
Swap agreements	(1,822,758)
Net realized gain	394,649
Net change in unrealized appreciation (depreciation) on:
Investments	4,374,089
Swap agreements	(5,072,996)
Net change in unrealized appreciation (depreciation)	(698,907)
Net realized and unrealized loss	(304,258)
Net increase in net assets resulting from operations	$862,422

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,166,680	$1,127,209
Net realized gain on investments	394,649	272,163
Net change in unrealized appreciation (depreciation) on investments	(698,907)	(836,795)
Net increase in net assets resulting from operations	862,422	562,577

Distributions to shareholders:
Class A	(7,322)	—
Class C	(614)	—
Class P	(22,159)	—
Institutional Class	(1,109,073)	(111,384)
Total distributions to shareholders	(1,139,168)	(111,384)

Capital share transactions:
Proceeds from sale of shares
Class A	—	9,606
Class C	360	360
Class P	3,070	9,676
Institutional Class	7,987,936	14,559,299
Distributions reinvested
Class A	7,322	—
Class C	614	—
Class P	22,159	—
Institutional Class	1,108,788	111,379
Cost of shares redeemed
Class A	(133,099)	(15,667)
Class C	(193,809)	(19,120)
Class P	(847,256)	(636,059)
Institutional Class	(15,842,835)	(11,897,103)
Net increase (decrease) from capital share transactions	(7,886,750)	2,122,371
Net increase (decrease) in net assets	(8,163,496)	2,573,564

Net assets:
Beginning of year	48,990,404	46,416,840
End of year	$40,826,908	$48,990,404

Capital share activity:
Shares sold
Class A	—	359
Class C	14	14
Class P	117	368
Institutional Class	297,465	543,333
Shares issued from reinvestment of distributions
Class A	271	—
Class C	24	—
Class P	850	—
Institutional Class	41,543	4,185
Shares redeemed
Class A	(4,793)	(579)
Class C	(7,420)	(753)
Class P	(32,285)	(24,402)
Institutional Class	(584,115)	(444,521)
Net increase (decrease) in shares	(288,329)	78,004

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$27.26	$27.00	$27.78	$28.18	$26.95
Income (loss) from investment operations:
Net investment income (loss)[a]	.66	.57	(.07)	(.08)	(.02)
Net gain (loss) on investments (realized and unrealized)	(.26)	(.31)	(.71)	(.24)	2.30
Total from investment operations	.40	.26	(.78)	(.32)	2.28
Less distributions from:
Net investment income	(.63)	—	—	(.02)	(.25)
Net realized gains	—	—	—	(.06)	(.80)
Total distributions	(.63)	—	—	(.08)	(1.05)
Net asset value, end of period	$27.03	$27.26	$27.00	$27.78	$28.18

Total Return[b]	1.47%	0.96%	(2.81%)	(1.14%)	8.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$313	$439	$441	$1,867	$11,723
Ratios to average net assets:
Net investment income (loss)	2.43%	2.11%	(0.25%)	(0.29%)	(0.06%)
Total expenses[c]	2.09%	2.20%	2.42%	2.08%	2.38%
Net expenses[d,e,f]	1.63%	1.63%	1.64%	1.64%	1.65%
Portfolio turnover rate	136%	55%	49%	264%	355%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$25.72	$25.67	$26.61	$27.20	$26.07
Income (loss) from investment operations:
Net investment income (loss)[a]	.34	.34	(.19)	(.22)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.15)	(.29)	(.75)	(.29)	2.16
Total from investment operations	.19	.05	(.94)	(.51)	2.01
Less distributions from:
Net investment income	(.16)	—	—	(.02)	(.08)
Net realized gains	—	—	—	(.06)	(.80)
Total distributions	(.16)	—	—	(.08)	(.88)
Net asset value, end of period	$25.75	$25.72	$25.67	$26.61	$27.20

Total Return[b]	0.70%	0.19%	(3.53%)	(1.88%)	7.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22	$212	$231	$242	$333
Ratios to average net assets:
Net investment income (loss)	1.31%	1.33%	(0.72%)	(0.83%)	(0.56%)
Total expenses[c]	2.98%	2.66%	2.72%	2.71%	3.17%
Net expenses[d,e,f]	2.38%	2.38%	2.39%	2.39%	2.40%
Portfolio turnover rate	136%	55%	49%	264%	355%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$26.32	$26.07	$26.83	$27.23	$26.10
Income (loss) from investment operations:
Net investment income (loss)[a]	.62	.52	(.03)	(.04)	—
Net gain (loss) on investments (realized and unrealized)	(.25)	(.27)	(.73)	(.28)	2.20
Total from investment operations	.37	.25	(.76)	(.32)	2.20
Less distributions from:
Net investment income	(.62)	—	—	(.02)	(.27)
Net realized gains	—	—	—	(.06)	(.80)
Total distributions	(.62)	—	—	(.08)	(1.07)
Net asset value, end of period	$26.07	$26.32	$26.07	$26.83	$27.23

Total Return	1.42%	0.96%	(2.83%)	(1.17%)	8.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256	$1,082	$1,699	$2,727	$8,360
Ratios to average net assets:
Net investment income (loss)	2.36%	1.99%	(0.11%)	(0.16%)	0.00%
Total expenses[c]	1.93%	1.94%	1.95%	1.91%	2.00%
Net expenses[d,e,f]	1.63%	1.63%	1.64%	1.64%	1.65%
Portfolio turnover rate	136%	55%	49%	264%	355%

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$27.03	$26.77	$27.57	$27.92	$26.74
Income (loss) from investment operations:
Net investment income (loss)[a]	.73	.63	.06	.07	.09
Net gain (loss) on investments (realized and unrealized)	(.26)	(.31)	(.78)	(.31)	2.23
Total from investment operations	.47	.32	(.72)	(.24)	2.32
Less distributions from:
Net investment income	(.73)	(.06)	(.08)	(.05)	(.34)
Net realized gains	—	—	—	(.06)	(.80)
Total distributions	(.73)	(.06)	(.08)	(.11)	(1.14)
Net asset value, end of period	$26.77	$27.03	$26.77	$27.57	$27.92

Total Return	1.69%	1.21%	(2.57%)	(0.87%)	9.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,236	$47,257	$44,047	$53,609	$37,399
Ratios to average net assets:
Net investment income (loss)	2.72%	2.36%	0.21%	0.27%	0.32%
Total expenses[c]	1.73%	1.62%	1.64%	1.58%	1.85%
Net expenses[d,e,f]	1.38%	1.38%	1.39%	1.39%	1.40%
Portfolio turnover rate	136%	55%	49%	264%	355%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.00%*	—	—	0.00%*
Class C	—	0.00%*	0.00%*	—	0.00%*
Class P	—	0.00%*	0.01%	—	0.00%*
Institutional Class	—	0.00%*	0.01%	—	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.62%	1.62%	1.63%	1.63%	1.65%
Class C	2.38%	2.37%	2.38%	2.38%	2.40%
Class P	1.62%	1.62%	1.63%	1.63%	1.64%
Institutional Class	1.37%	1.37%	1.38%	1.39%	1.40%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	September 30, 2024
RISK MANAGED REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 97.8%

REITs - 97.8%
REITs-Diversified - 19.8%
Equinix, Inc.	21,886	$19,426,670
Digital Realty Trust, Inc.	89,387	14,465,498
VICI Properties, Inc.	391,801	13,050,891
WP Carey, Inc.	78,542	4,893,167
Gaming and Leisure Properties, Inc.	86,823	4,467,043
EPR Properties	56,349	2,763,355
InvenTrust Properties Corp.	61,379	1,741,322
Lamar Advertising Co. — Class A	11,457	1,530,655
SBA Communications Corp.	6,211	1,494,988
American Tower Corp. — Class A	6,040	1,404,662
Alexander & Baldwin, Inc.	60,551	1,162,579
Outfront Media, Inc.	55,989	1,029,078
Total REITs-Diversified		67,429,908

REITs-Apartments - 14.5%
Invitation Homes, Inc.	284,741	10,039,968
Essex Property Trust, Inc.	29,833	8,813,265
AvalonBay Communities, Inc.	35,120	7,910,780
Equity Residential[1]	93,097	6,932,003
American Homes 4 Rent — Class A	168,351	6,462,995
UDR, Inc.	117,730	5,337,878
Mid-America Apartment Communities, Inc.	15,002	2,383,818
Camden Property Trust	10,422	1,287,430
Total REITs-Apartments		49,168,137

REITs-Health Care - 14.4%
Welltower, Inc.	139,037	17,800,907
Alexandria Real Estate Equities, Inc.	63,537	7,545,019
Ventas, Inc.	100,233	6,427,942
Healthpeak Properties, Inc.	172,426	3,943,383
CareTrust REIT, Inc.	118,762	3,664,995
Healthcare Realty Trust, Inc.	181,086	3,286,711
Omega Healthcare Investors, Inc.	60,858	2,476,921
LTC Properties, Inc.	39,577	1,452,080
Sabra Health Care REIT, Inc.	38,959	725,027
Global Medical REIT, Inc.	59,950	594,104
Community Healthcare Trust, Inc.	32,706	593,614
Total REITs-Health Care		48,510,703

REITs-Warehouse/Industries - 13.5%
Prologis, Inc.[1]	246,108	31,078,519
STAG Industrial, Inc.	143,464	5,608,008
Rexford Industrial Realty, Inc.	58,347	2,935,438
First Industrial Realty Trust, Inc.	27,303	1,528,422
EastGroup Properties, Inc.	8,118	1,516,605
LXP Industrial Trust	150,489	1,512,414
Americold Realty Trust, Inc.[1]	49,056	1,386,813
Total REITs-Warehouse/Industries		45,566,219

REITs-Storage - 10.4%
Public Storage	34,372	12,506,940
Extra Space Storage, Inc.	62,471	11,256,649
Iron Mountain, Inc.	66,510	7,903,383
National Storage Affiliates Trust	59,265	2,856,573
CubeSmart	17,222	927,060
Total REITs-Storage		35,450,605

REITs-Shopping Centers - 5.9%
Kimco Realty Corp.	271,515	6,304,578
Kite Realty Group Trust	154,457	4,102,378
Regency Centers Corp.	45,540	3,289,354
Brixmor Property Group, Inc.	107,981	3,008,351
NETSTREIT Corp.	109,895	1,816,564
Federal Realty Investment Trust	10,378	1,193,159
Total REITs-Shopping Centers		19,714,384

REITs-Regional Malls - 4.8%
Simon Property Group, Inc.	84,751	14,324,614
Tanger, Inc.	64,856	2,151,922
Total REITs-Regional Malls		16,476,536

REITs-Single Tenant - 4.7%
Realty Income Corp.	182,310	11,562,100
NNN REIT, Inc.	94,151	4,565,382
Total REITs-Single Tenant		16,127,482

REITs-Office Property - 4.4%
Kilroy Realty Corp.	136,410	5,279,067
Vornado Realty Trust	114,764	4,521,702
Douglas Emmett, Inc.	92,589	1,626,789
JBG SMITH Properties	85,369	1,492,250
Cousins Properties, Inc.	37,874	1,116,525
COPT Defense Properties	30,878	936,530
Total REITs-Office Property		14,972,863

REITs-Hotels - 3.8%
Park Hotels & Resorts, Inc.	240,338	3,388,766
Apple Hospitality REIT, Inc.	217,494	3,229,786
Host Hotels & Resorts, Inc.	125,230	2,204,048
Ryman Hospitality Properties, Inc.	18,848	2,021,260
RLJ Lodging Trust	186,897	1,715,714
Total REITs-Hotels		12,559,574

REITs-Manufactured Homes - 1.6%
Sun Communities, Inc.	22,081	2,984,247
Equity LifeStyle Properties, Inc.	31,817	2,269,825
Total REITs-Manufactured Homes		5,254,072

Total REITS		331,230,483

Total Common Stocks
(Cost $293,773,712)		331,230,483

MONEY MARKET FUND***,† - 3.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	11,710,414	11,710,414
Total Money Market Fund
(Cost $11,710,414)		11,710,414

Total Investments - 101.3%
(Cost $305,484,126)		342,940,897

32 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
RISK MANAGED REAL ESTATE FUND

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.5)%
REITs - (7.5)%
REITs-Manufactured Homes - (0.2)%
Sun Communities, Inc.	3,562	$(481,404)
Equity LifeStyle Properties, Inc.	6,766	(482,687)
Total REITs-Manufactured Homes		(964,091)

REITs-Storage - (0.2)%
CubeSmart	9,076	(488,561)
Public Storage	1,359	(494,499)
Total REITs-Storage		(983,060)

REITs-Regional Malls - (0.3)%
Macerich Co.	55,264	(1,008,015)
REITs-Health Care - (0.6)%
Omega Healthcare Investors, Inc.	17,817	(725,152)
National Health Investors, Inc.	14,924	(1,254,512)
Total REITs-Health Care		(1,979,664)

REITs-Warehouse/Industries - (0.7)%
Rexford Industrial Realty, Inc.	6,181	(310,966)
Americold Realty Trust, Inc.	11,043	(312,186)
EastGroup Properties, Inc.	1,693	(316,286)
LXP Industrial Trust	35,687	(358,654)
Terreno Realty Corp.	14,298	(955,535)
Total REITs-Warehouse/Industries		(2,253,627)

REITs-Diversified - (0.7)%
WP Carey, Inc.	2,288	(142,542)
Global Net Lease, Inc.	31,401	(264,396)
Veris Residential, Inc.	14,822	(264,721)
Safehold, Inc.	12,233	(320,872)
Equinix, Inc.	606	(537,904)
Crown Castle, Inc.	8,332	(988,425)
Total REITs-Diversified		(2,518,860)

REITs-Shopping Centers - (0.8)%
Acadia Realty Trust	20,834	(489,182)
Regency Centers Corp.	6,887	(497,448)
Phillips Edison & Company, Inc.	20,817	(785,009)
Federal Realty Investment Trust	8,454	(971,956)
Total REITs-Shopping Centers		(2,743,595)

REITs-Hotels - (0.9)%
Service Properties Trust	47,261	(215,510)
Host Hotels & Resorts, Inc.	26,412	(464,851)
DiamondRock Hospitality Co.	60,541	(528,523)
Pebblebrook Hotel Trust	53,464	(707,329)
Sunstone Hotel Investors, Inc.	90,709	(936,117)
Total REITs-Hotels		(2,852,330)

REITs-Single Tenant - (0.9)%
Getty Realty Corp.	10,866	(345,648)
Four Corners Property Trust, Inc.	24,638	(722,140)
Realty Income Corp.	15,772	(1,000,260)
Agree Realty Corp.	15,095	(1,137,106)
Total REITs-Single Tenant		(3,205,154)

REITs-Apartments - (1.0)%
Independence Realty Trust, Inc.	6,986	(143,213)
Camden Property Trust	12,750	(1,575,008)
Mid-America Apartment Communities, Inc.	11,230	(1,784,447)
Total REITs-Apartments		(3,502,668)

REITs-Office Property - (1.2)%
JBG SMITH Properties	10,928	(191,021)
Cousins Properties, Inc.	16,271	(479,669)
SL Green Realty Corp.	9,280	(645,981)
Douglas Emmett, Inc.	52,329	(919,421)
BXP, Inc.	18,913	(1,521,740)
Total REITs-Office Property		(3,757,832)

Total REITS		(25,768,896)

Total Common Stocks Sold Short
(Proceeds $23,202,305)		(25,768,896)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (0.3)%
Vanguard Real Estate ETF	9,090	(885,548)
Total Exchange-Traded Funds Sold Short
(Proceeds $786,756)		(885,548)

Total Securities Sold Short - (7.8)%
(Proceeds $23,989,061)		$(26,654,444)
Other Assets & Liabilities, net - 6.5%		21,945,011
Total Net Assets - 100.0%		$338,231,464

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
RISK MANAGED REAL ESTATE FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	11/12/24	$22,941,655	$2,285,364
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	22,941,655	2,099,407
						$45,883,310	$4,384,771
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.52% (Federal Funds Rate - 0.31%)	At Maturity	11/12/24	$23,016,539	$(428,909)
Goldman Sachs International	GS Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	23,021,161	(1,507,147)
						$46,037,700	$(1,936,056)

34 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Financial
Vornado Realty Trust	20,832	3.56%	$310,508
Kimco Realty Corp.	39,901	4.04%	230,898
Kilroy Realty Corp.	38,622	6.52%	206,616
Kite Realty Group Trust	37,280	4.32%	203,372
VICI Properties, Inc.	38,319	5.56%	189,893
CareTrust REIT, Inc.	13,639	1.83%	186,063
Sabra Health Care REIT, Inc.	33,819	2.74%	161,388
Invitation Homes, Inc.	40,559	6.23%	138,020
Digital Realty Trust, Inc.	2,787	1.97%	123,049
Ryman Hospitality Properties, Inc.	3,776	1.77%	114,435
InvenTrust Properties Corp.	17,276	2.14%	114,321
American Homes 4 Rent — Class A	18,822	3.15%	82,619
Tanger, Inc.	12,920	1.87%	74,025
EPR Properties	9,848	2.11%	56,687
SBA Communications Corp.	1,772	1.86%	50,332
National Storage Affiliates Trust	8,785	1.85%	43,705
WP Carey, Inc.	7,464	2.03%	41,552
NNN REIT, Inc.	13,188	2.79%	19,679
UDR, Inc.	14,428	2.85%	18,124
Apple Hospitality REIT, Inc.	55,990	3.62%	15,976
STAG Industrial, Inc.	21,459	3.66%	10,798
Extra Space Storage, Inc.	2,341	1.84%	10,230
Simon Property Group, Inc.	2,497	1.84%	6,129
Prologis, Inc.	6,711	3.69%	5,820
RLJ Lodging Trust	23,714	0.95%	2,883
American Tower Corp. — Class A	1,805	1.83%	2,618
Gaming and Leisure Properties, Inc.	12,412	2.78%	1,991
Healthcare Realty Trust, Inc.	46,220	3.66%	(277)
Alexander & Baldwin, Inc.	10,761	0.90%	(5,119)
NETSTREIT Corp.	25,873	1.86%	(9,379)
Essex Property Trust, Inc.	4,321	5.56%	(11,340)
Park Hotels & Resorts, Inc.	72,001	4.43%	(27,923)
Alexandria Real Estate Equities, Inc.	8,095	4.19%	(82,329)
Total Financial			2,285,364
Total MS Equity Long Custom Basket			2,285,364

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	45,513	(3.49)%	719,833
Service Properties Trust	41,027	(0.81)%	168,732
Realty Income Corp.	13,691	(3.77)%	122,642
Mid-America Apartment Communities, Inc.	9,749	(6.73)%	93,295
Pebblebrook Hotel Trust	46,411	(2.67)%	58,430
Camden Property Trust	11,068	(5.94)%	54,054
JBG SMITH Properties	9,486	(0.72)%	20,875
Host Hotels & Resorts, Inc.	22,928	(1.75)%	12,737
LXP Industrial Trust	30,979	(1.35)%	7,694
Americold Realty Trust, Inc.	9,586	(1.18)%	2,313
Rexford Industrial Realty, Inc.	5,366	(1.17)%	2,121
Equity LifeStyle Properties, Inc.	5,873	(1.82)%	2,081
EastGroup Properties, Inc.	1,469	(1.19)%	1,316
Cousins Properties, Inc.	14,124	(1.81)%	(82)
Independence Realty Trust, Inc.	6,065	(0.54)%	(405)
Getty Realty Corp.	9,433	(1.30)%	(2,723)
Global Net Lease, Inc.	27,259	(1.00)%	(4,449)
Sun Communities, Inc.	3,092	(1.82)%	(5,335)
Regency Centers Corp.	5,979	(1.88)%	(12,331)
CubeSmart	7,879	(1.84)%	(19,146)
Sunstone Hotel Investors, Inc.	78,743	(3.53)%	(21,578)
Veris Residential, Inc.	12,867	(1.00)%	(29,046)
DiamondRock Hospitality Co.	52,555	(1.99)%	(30,108)
Public Storage	1,179	(1.86)%	(30,703)
Safehold, Inc.	10,620	(1.21)%	(41,009)
Four Corners Property Trust, Inc.	21,388	(2.72)%	(41,488)
Equinix, Inc.	526	(2.03)%	(56,372)
Phillips Edison & Company, Inc.	18,071	(2.96)%	(56,471)
Federal Realty Investment Trust	7,339	(3.67)%	(60,696)
Crown Castle, Inc.	7,233	(3.73)%	(61,808)
Acadia Realty Trust	18,085	(1.84)%	(74,505)
Terreno Realty Corp.	12,412	(3.60)%	(99,855)
SL Green Realty Corp.	8,067	(2.44)%	(103,185)
Agree Realty Corp.	13,104	(4.29)%	(132,654)
BXP, Inc.	16,418	(5.74)%	(138,050)
Omega Healthcare Investors, Inc.	15,467	(2.74)%	(178,489)
Macerich Co.	47,973	(3.80)%	(202,605)
National Health Investors, Inc.	12,955	(4.73)%	(400,444)
Total Financial			(537,414)

Exchange Traded Funds
Vanguard Real Estate ETF	7,891	(3.34)%	108,505
Total MS Equity Short Custom Basket			(428,909)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY LONG CUSTOM BASKET
Financial
Vornado Realty Trust	20,832	3.56%	$305,340
Kimco Realty Corp.	39,901	4.04%	232,461
Kilroy Realty Corp.	38,622	6.52%	203,792
Kite Realty Group Trust	37,280	4.32%	191,103
VICI Properties, Inc.	38,319	5.56%	188,973
Sabra Health Care REIT, Inc.	33,819	2.74%	160,099
Invitation Homes, Inc.	40,559	6.23%	135,673
Digital Realty Trust, Inc.	2,787	1.97%	123,228
American Homes 4 Rent — Class A	18,822	3.15%	82,655
CareTrust REIT, Inc.	13,639	1.83%	75,696
Tanger, Inc.	12,920	1.87%	75,051
EPR Properties	9,848	2.11%	57,285
InvenTrust Properties Corp.	17,276	2.14%	50,219
SBA Communications Corp.	1,772	1.86%	46,613
National Storage Affiliates Trust	8,785	1.85%	43,445
Alexandria Real Estate Equities, Inc.	8,095	4.19%	40,237
WP Carey, Inc.	7,464	2.03%	40,022
NNN REIT, Inc.	13,188	2.79%	18,690
UDR, Inc.	14,428	2.85%	16,871
Apple Hospitality REIT, Inc.	55,990	3.62%	16,779
STAG Industrial, Inc.	21,459	3.66%	12,224
Extra Space Storage, Inc.	2,341	1.84%	10,843
Ryman Hospitality Properties, Inc.	3,776	1.77%	9,520
Simon Property Group, Inc.	2,497	1.84%	5,171
American Tower Corp. — Class A	1,805	1.83%	2,975
RLJ Lodging Trust	23,714	0.95%	2,642
Prologis, Inc.	6,711	3.69%	2,575
Gaming and Leisure Properties, Inc.	12,412	2.78%	2,498
Healthcare Realty Trust, Inc.	46,220	3.66%	(1,756)
NETSTREIT Corp.	25,873	1.86%	(5,115)
Alexander & Baldwin, Inc.	10,761	0.90%	(5,161)
Essex Property Trust, Inc.	4,321	5.56%	(12,384)
Park Hotels & Resorts, Inc.	72,001	4.43%	(28,857)
Total Financial			2,099,407
Total GS Equity Long Custom Basket			2,099,407

GS EQUITY SHORT CUSTOM BASKET
Financial
Service Properties Trust	41,027	(0.81)%	80,875
Camden Property Trust	11,068	(5.94)%	59,264
Pebblebrook Hotel Trust	46,411	(2.67)%	47,956
JBG SMITH Properties	9,486	(0.72)%	20,987
Host Hotels & Resorts, Inc.	22,928	(1.75)%	13,032
LXP Industrial Trust	30,979	(1.35)%	8,343
Rexford Industrial Realty, Inc.	5,366	(1.17)%	3,588
Equity LifeStyle Properties, Inc.	5,873	(1.82)%	2,134
Americold Realty Trust, Inc.	9,586	(1.18)%	1,866
EastGroup Properties, Inc.	1,469	(1.19)%	1,590
Cousins Properties, Inc.	14,124	(1.81)%	(300)
Independence Realty Trust, Inc.	6,065	(0.54)%	(542)
Getty Realty Corp.	9,433	(1.30)%	(2,785)
Sunstone Hotel Investors, Inc.	78,743	(3.53)%	(4,286)
Global Net Lease, Inc.	27,259	(1.00)%	(4,948)
Sun Communities, Inc.	3,092	(1.82)%	(5,249)
Douglas Emmett, Inc.	46,089	(3.52)%	(6,630)
Regency Centers Corp.	5,979	(1.88)%	(16,182)
CubeSmart	7,879	(1.84)%	(19,698)
DiamondRock Hospitality Co.	52,555	(1.99)%	(26,330)
Veris Residential, Inc.	12,867	(1.00)%	(28,757)
Public Storage	1,179	(1.86)%	(31,536)
Mid-America Apartment Communities, Inc.	9,749	(6.73)%	(36,166)
Four Corners Property Trust, Inc.	21,388	(2.72)%	(45,165)
Safehold, Inc.	10,620	(1.21)%	(45,586)
Federal Realty Investment Trust	7,339	(3.67)%	(51,101)
Equinix, Inc.	526	(2.03)%	(56,119)
Crown Castle, Inc.	7,233	(3.73)%	(58,414)
Phillips Edison & Company, Inc.	18,071	(2.96)%	(73,088)
Acadia Realty Trust	18,085	(1.84)%	(75,066)
Realty Income Corp.	13,691	(3.77)%	(93,999)
Terreno Realty Corp.	12,412	(3.60)%	(100,783)
SL Green Realty Corp.	7,988	(2.42)%	(122,910)
Macerich Co.	47,973	(3.80)%	(129,674)
Agree Realty Corp.	13,104	(4.29)%	(135,852)
BXP, Inc.	16,418	(5.74)%	(137,105)
Omega Healthcare Investors, Inc.	15,467	(2.73)%	(145,049)
National Health Investors, Inc.	12,955	(4.73)%	(402,422)
Total Financial			(1,616,107)

Exchange Traded Funds
Vanguard Real Estate ETF	7,891	(3.34)%	108,960
Total GS Equity Short Custom Basket			$(1,507,147)

36 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
RISK MANAGED REAL ESTATE FUND

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2024
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$331,230,483	$—	$—	$331,230,483
Money Market Fund	11,710,414	—	—	11,710,414
Equity Custom Basket Swap Agreements**	—	4,384,771	—	4,384,771
Total Assets	$342,940,897	$4,384,771	$—	$347,325,668

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,768,896	$—	$—	$25,768,896
Exchange-Traded Funds	885,548	—	—	885,548
Equity Custom Basket Swap Agreements**	—	1,936,056	—	1,936,056
Total Liabilities	$26,654,444	$1,936,056	$—	$28,590,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 37

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $305,484,126)	$342,940,897
Cash	22,272,633
Segregated cash with broker	2,309,456
Unrealized appreciation on OTC swap agreements	4,384,771
Prepaid expenses	31,557
Receivables:
Dividends	1,037,413
Fund shares sold	278,990
Interest	42,665
Other assets	10,701
Total assets	373,309,083

Liabilities:
Securities sold short, at value (proceeds $23,989,061)	26,654,444
Segregated cash due to broker	4,043,030
Unrealized depreciation on OTC swap agreements	1,936,056
Payable for:
Fund shares redeemed	1,098,972
Swap settlement	862,590
Management fees	193,655
Distributions to shareholders	87,894
Transfer agent/maintenance fees	56,558
Distribution and service fees	6,728
Fund accounting/administration fees	4,308
Trustees’ fees*	3,043
Due to Investment Adviser	53
Miscellaneous	130,288
Total liabilities	35,077,619
Net assets	$338,231,464

Net assets consist of:
Paid in capital	$309,300,864
Total distributable earnings (loss)	28,930,600
Net assets	$338,231,464
Class A:
Net assets	$4,836,934
Capital shares outstanding	140,344
Net asset value per share	$34.46
Maximum offering price per share (Net asset value divided by 95.25%)	$36.18
Class C:
Net assets	$5,007,103
Capital shares outstanding	146,509
Net asset value per share	$34.18
Class P:
Net assets	$10,074,496
Capital shares outstanding	290,529
Net asset value per share	$34.68

Institutional Class:
Net assets	$318,312,931
Capital shares outstanding	9,102,244
Net asset value per share	$34.97

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $19,888)	$11,456,510
Interest	1,952,014
Total investment income	13,408,524

Expenses:
Management fees	2,538,398
Distribution and service fees:
Class A	11,068
Class C	48,656
Class P	23,644
Transfer agent/maintenance fees:
Class A	5,150
Class C	5,003
Class P	14,311
Institutional Class	272,901
Short sales dividend expense	1,309,648
Interest expense	316,941
Fund accounting/administration fees	139,273
Professional fees	87,211
Trustees’ fees*	20,130
Custodian fees	19,801
Line of credit fees	9,181
Miscellaneous	126,576
Recoupment of previously waived fees:
Class A	854
Class C	645
Class P	3,370
Total expenses	4,952,761
Less:
Expense reimbursed by Adviser:
Class A	(180)
Class C	(84)
Class P	(96)
Institutional Class	(868)
Expenses waived by Adviser	(106,703)
Total waived/reimbursed expenses	(107,931)
Net expenses	4,844,830
Net investment income	8,563,694

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(3,368,738)
Investments sold short	2,776,429
Swap agreements	8,058,851
Net realized gain	7,466,542
Net change in unrealized appreciation (depreciation) on:
Investments	80,460,006
Investments sold short	(7,391,582)
Swap agreements	(4,631,112)
Net change in unrealized appreciation (depreciation)	68,437,312
Net realized and unrealized gain	75,903,854
Net increase in net assets resulting from operations	$84,467,548

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 39

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,563,694	$9,991,453
Net realized gain on investments	7,466,542	1,677,521
Net change in unrealized appreciation (depreciation) on investments	68,437,312	(4,167,625)
Net increase in net assets resulting from operations	84,467,548	7,501,349

Distributions to shareholders:
Class A	(124,087)	(347,557)
Class C	(100,127)	(302,170)
Class P	(258,942)	(683,918)
Institutional Class	(9,703,511)	(26,554,622)
Return of Capital
Class A	—	(34,317)
Class C	—	(34,101)
Class P	—	(67,335)
Institutional Class	—	(2,503,050)
Total distributions to shareholders	(10,186,667)	(30,527,070)

Capital share transactions:
Proceeds from sale of shares
Class A	975,223	1,251,126
Class C	449,159	693,027
Class P	1,668,346	1,230,119
Institutional Class	56,496,605	89,132,585
Distributions reinvested
Class A	113,706	353,469
Class C	96,964	322,373
Class P	258,942	751,253
Institutional Class	9,267,091	25,711,484
Cost of shares redeemed
Class A	(1,535,282)	(6,232,246)
Class C	(1,316,770)	(1,422,158)
Class P	(2,686,041)	(5,440,837)
Institutional Class	(152,743,720)	(167,277,680)
Net decrease from capital share transactions	(88,955,777)	(60,927,485)
Net decrease in net assets	(14,674,896)	(83,953,206)

Net assets:
Beginning of year	352,906,360	436,859,566
End of year	$338,231,464	$352,906,360

Capital share activity:
Shares sold
Class A	31,903	42,057
Class C	15,361	23,748
Class P	53,565	40,388
Institutional Class	1,826,925	2,917,549
Shares issued from reinvestment of distributions
Class A	3,567	12,164
Class C	3,077	11,190
Class P	8,075	25,698
Institutional Class	286,640	872,328
Shares redeemed
Class A	(50,152)	(205,886)
Class C	(42,364)	(48,660)
Class P	(85,912)	(180,387)
Institutional Class	(4,977,917)	(5,535,082)
Net decrease in shares	(2,927,232)	(2,024,893)

40 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$27.61	$29.48	$36.87	$29.97	$34.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.71	.56	.23	.32	.31
Net gain (loss) on investments (realized and unrealized)	7.01	(.31)	(5.35)	8.86	(2.53)
Total from investment operations	7.72	.25	(5.12)	9.18	(2.22)
Less distributions from:
Net investment income	(.87)	(.63)	(.55)	(.54)	(.63)
Return of capital	—	(.20)	—	—	—
Net realized gains	—	(1.29)	(1.72)	(1.74)	(1.29)
Total distributions	(.87)	(2.12)	(2.27)	(2.28)	(1.92)
Net asset value, end of period	$34.46	$27.61	$29.48	$36.87	$29.97

Total Return[b]	28.31%	0.58%	(15.31%)	32.13%	(6.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,837	$4,280	$9,043	$10,098	$15,857
Ratios to average net assets:
Net investment income (loss)	2.31%	1.86%	0.62%	0.95%	0.99%
Total expenses[c]	1.73%	1.72%	1.62%	1.39%	1.71%
Net expenses[d,e,f]	1.70%	1.66%	1.58%	1.38%	1.70%
Portfolio turnover rate	72%	21%	47%	80%	180%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$27.38	$29.23	$36.55	$29.76	$33.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.47	.42	(.01)	.05	.08
Net gain (loss) on investments (realized and unrealized)	6.97	(.38)	(5.30)	8.76	(2.53)
Total from investment operations	7.44	.04	(5.31)	8.81	(2.45)
Less distributions from:
Net investment income	(.64)	(.40)	(.29)	(.28)	(.38)
Return of capital	—	(.20)	—	—	—
Net realized gains	—	(1.29)	(1.72)	(1.74)	(1.29)
Total distributions	(.64)	(1.89)	(2.01)	(2.02)	(1.67)
Net asset value, end of period	$34.18	$27.38	$29.23	$36.55	$29.76

Total Return[b]	27.44%	(0.10%)	(15.93%)	31.05%	(7.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,007	$4,667	$5,382	$5,029	$2,446
Ratios to average net assets:
Net investment income (loss)	1.56%	1.40%	(0.03%)	0.16%	0.26%
Total expenses[c]	2.47%	2.36%	2.34%	2.21%	2.54%
Net expenses[d,e,f]	2.43%	2.32%	2.31%	2.20%	2.51%
Portfolio turnover rate	72%	21%	47%	80%	180%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 41

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$27.77	$29.63	$37.04	$30.12	$34.30
Income (loss) from investment operations:
Net investment income (loss)[a]	.70	.60	.18	.29	.22
Net gain (loss) on investments (realized and unrealized)	7.07	(.36)	(5.35)	8.91	(2.48)
Total from investment operations	7.77	.24	(5.17)	9.20	(2.26)
Less distributions from:
Net investment income	(.86)	(.61)	(.52)	(.54)	(.63)
Return of capital	—	(.20)	—	—	—
Net realized gains	—	(1.29)	(1.72)	(1.74)	(1.29)
Total distributions	(.86)	(2.10)	(2.24)	(2.28)	(1.92)
Net asset value, end of period	$34.68	$27.77	$29.63	$37.04	$30.12

Total Return	28.30%	0.55%	(15.35%)	32.03%	(6.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,074	$8,743	$12,716	$14,830	$12,152
Ratios to average net assets:
Net investment income (loss)	2.26%	1.99%	0.48%	0.86%	0.70%
Total expenses[c]	1.79%	1.73%	1.69%	1.47%	1.84%
Net expenses[d,e,f]	1.75%	1.66%	1.64%	1.45%	1.78%
Portfolio turnover rate	72%	21%	47%	80%	180%

42 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$28.01	$29.88	$37.34	$30.34	$34.51
Income (loss) from investment operations:
Net investment income (loss)[a]	.79	.74	.34	.41	.41
Net gain (loss) on investments (realized and unrealized)	7.16	(.39)	(5.42)	8.98	(2.58)
Total from investment operations	7.95	.35	(5.08)	9.39	(2.17)
Less distributions from:
Net investment income	(.99)	(.73)	(.66)	(.65)	(.71)
Return of capital	-—	(.20)	—	—	—
Net realized gains	—	(1.29)	(1.72)	(1.74)	(1.29)
Total distributions	(.99)	(2.22)	(2.38)	(2.39)	(2.00)
Net asset value, end of period	$34.97	$28.01	$29.88	$37.34	$30.34

Total Return	28.74%	0.91%	(15.05%)	32.52%	(6.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$318,313	$335,217	$409,719	$465,267	$290,551
Ratios to average net assets:
Net investment income (loss)	2.56%	2.43%	0.92%	1.18%	1.31%
Total expenses[c]	1.43%	1.34%	1.30%	1.10%	1.43%
Net expenses[d,e,f]	1.40%	1.29%	1.28%	1.10%	1.43%
Portfolio turnover rate	72%	21%	47%	80%	180%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.02%	0.03%	0.02%	0.01%	0.02%
Class C	0.01%	0.01%	0.03%	0.06%	0.04%
Class P	0.04%	0.01%	0.05%	0.06%	0.02%
Institutional Class	—	0.02%	0.01%	0.00%*	0.01%

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.22%	1.27%	1.22%	1.21%	1.23%
Class C	1.95%	1.93%	1.95%	2.04%	2.05%
Class P	1.27%	1.27%	1.28%	1.29%	1.30%
Institutional Class	0.92%	0.90%	0.92%	0.94%	0.96%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS	September 30, 2024
SMID CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.1%

Industrial - 22.9%
Teledyne Technologies, Inc.*	18,440	$8,070,450
Curtiss-Wright Corp.	23,413	7,695,619
Kirby Corp.*	59,036	7,227,777
Graphic Packaging Holding Co.	240,516	7,116,869
Coherent Corp.*	66,386	5,902,379
Summit Materials, Inc. — Class A*	141,380	5,518,061
Knight-Swift Transportation Holdings, Inc.	99,408	5,363,062
Arcosa, Inc.	55,422	5,251,789
Advanced Energy Industries, Inc.	42,919	4,516,796
Johnson Controls International plc	56,979	4,422,140
Esab Corp.	41,571	4,419,413
MDU Resources Group, Inc.	160,895	4,410,132
A O Smith Corp.	33,178	2,980,380
Littelfuse, Inc.	9,911	2,628,893
Park Aerospace Corp.	174,887	2,278,778
Timken Co.	24,565	2,070,584
Gates Industrial Corporation plc*	111,817	1,962,388
Sonoco Products Co.	34,129	1,864,467
Regal Rexnord Corp.	5,480	909,022
Stoneridge, Inc.*	41,338	462,572
Total Industrial		85,071,571

Financial - 18.7%
Unum Group	140,291	8,338,897
Stifel Financial Corp.	82,394	7,736,797
Jefferies Financial Group, Inc.	122,576	7,544,553
Old Republic International Corp.	206,205	7,303,781
First Horizon Corp.	369,776	5,742,621
Jones Lang LaSalle, Inc.*	21,074	5,685,976
Alexandria Real Estate Equities, Inc. REIT	45,826	5,441,838
Prosperity Bancshares, Inc.	74,846	5,394,151
First Merchants Corp.	114,112	4,244,967
Stewart Information Services Corp.	49,893	3,729,003
WisdomTree, Inc.	285,549	2,852,634
Apple Hospitality REIT, Inc. REIT	191,498	2,843,745
Axos Financial, Inc.*	42,006	2,641,337
Total Financial		69,500,300

Consumer, Non-cyclical - 16.0%
Ingredion, Inc.	66,822	9,183,347
Encompass Health Corp.	78,117	7,549,227
MGP Ingredients, Inc.	85,998	7,159,334
Integer Holdings Corp.*	53,596	6,967,480
Euronet Worldwide, Inc.*	66,598	6,608,520
Enovis Corp.*	108,056	4,651,811
RadNet, Inc.*	66,669	4,626,162
Central Garden & Pet Co. — Class A*	110,835	3,480,219
ICF International, Inc.	19,374	3,231,389
LivaNova plc*	39,390	2,069,551
Azenta, Inc.*	33,889	1,641,583
Certara, Inc.*	109,254	1,279,364
Conagra Brands, Inc.	29,950	973,974
Total Consumer, Non-cyclical		59,421,961
Technology - 8.2%
Teradyne, Inc.	57,150	7,654,099
Leidos Holdings, Inc.	45,214	7,369,882
Science Applications International Corp.	43,533	6,062,841
MACOM Technology Solutions Holdings, Inc.*	50,130	5,577,464
Amkor Technology, Inc.	118,412	3,623,407
Total Technology		30,287,693

Basic Materials - 8.0%
Reliance, Inc.	20,537	5,939,506
Avient Corp.	109,330	5,501,486
Westlake Corp.	30,968	4,654,181
Huntsman Corp.	152,929	3,700,882
Ashland, Inc.	41,548	3,613,429
Nucor Corp.	21,263	3,196,679
MP Materials Corp.*	169,089	2,984,421
Total Basic Materials		29,590,584

Consumer, Cyclical - 7.5%
H&E Equipment Services, Inc.	115,711	5,632,811
MSC Industrial Direct Company, Inc. — Class A	53,460	4,600,768
Sonic Automotive, Inc. — Class A	56,308	3,292,892
Ralph Lauren Corp. — Class A	13,201	2,559,278
AutoNation, Inc.*	13,370	2,392,160
Crocs, Inc.*	14,885	2,155,497
Lakeland Industries, Inc.	82,219	1,652,602
Lear Corp.	14,734	1,608,216
Century Communities, Inc.	11,018	1,134,634
Advance Auto Parts, Inc.	28,844	1,124,627
Newell Brands, Inc.	141,095	1,083,610
Methode Electronics, Inc.	68,189	815,540
Total Consumer, Cyclical		28,052,635

Utilities - 7.4%
OGE Energy Corp.	233,750	9,588,425
Evergy, Inc.	135,657	8,412,091
Pinnacle West Capital Corp.	81,991	7,263,583
Black Hills Corp.	35,919	2,195,369
Total Utilities		27,459,468

Energy - 5.8%
Diamondback Energy, Inc.	40,485	6,979,614
Murphy Oil Corp.	98,302	3,316,710
Liberty Energy, Inc. — Class A	165,250	3,154,622
Equities Corp.	73,308	2,686,005
Kinder Morgan, Inc.	112,598	2,487,290
Talos Energy, Inc.*	188,175	1,947,611
Patterson-UTI Energy, Inc.	116,563	891,707
HydroGen Corp.*,†††,1	1,265,700	2
Total Energy		21,463,561

Communications - 1.6%
Ciena Corp.*	47,396	2,919,120
Calix, Inc.*	65,690	2,548,115

44 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
SMID CAP VALUE FUND

	Shares	Value
Luna Innovations, Inc.*	278,235	$653,852
Total Communications		6,121,087

Total Common Stocks
(Cost $271,713,867)		356,968,860

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	482
Total Convertible Preferred Stocks
(Cost $1,577,634)		482

MONEY MARKET FUND***,† - 3.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[3]	14,502,863	14,502,863
Total Money Market Fund
(Cost $14,502,863)		14,502,863

Total Investments - 100.0%
(Cost $287,794,364)		$371,472,205
Other Assets & Liabilities, net - 0.0%		93,840
Total Net Assets - 100.0%		$371,566,045

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$356,968,858	$—	$2	$356,968,860
Convertible Preferred Stocks	—	—	482	482
Money Market Fund	14,502,863	—	—	14,502,863
Total Assets	$371,471,721	$—	$484	$371,472,205

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24
Common Stocks
HydroGen Corp. *	$2	$—	$—	$—	$—	$2	1,265,700

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 45

SMID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $287,791,833)	$371,472,203
Investments in affiliated issuers, at value (cost $2,531)	2
Prepaid expenses	29,882
Receivables:
Dividends	322,535
Fund shares sold	195,846
Interest	43,434
Foreign tax reclaims	302
Total assets	372,064,204

Liabilities:
Payable for:
Management fees	199,207
Fund shares redeemed	126,472
Transfer agent fees	59,085
Distribution and service fees	58,169
Professional fees	40,919
Fund accounting and administration fees	4,316
Trustees’ fees*	1,072
Miscellaneous	8,919
Total liabilities	498,159
Net assets	$371,566,045

Net assets consist of:
Paid in capital	$263,237,680
Total distributable earnings (loss)	108,328,365
Net assets	$371,566,045
Class A:
Net assets	$291,071,338
Capital shares outstanding	7,012,345
Net asset value per share	$41.51
Maximum offering price per share (Net asset value divided by 95.25%)	$43.58
Class C:
Net assets	$3,570,042
Capital shares outstanding	143,862
Net asset value per share	$24.82
Class P:
Net assets	$4,880,998
Capital shares outstanding	118,574
Net asset value per share	$41.16

Institutional Class:
Net assets	$72,043,667
Capital shares outstanding	7,959,397
Net asset value per share	$9.05

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$6,696,895
Interest from securities of unaffiliated issuers	293,453
Total investment income	6,990,348

Expenses:
Management fees	2,782,782
Distribution and service fees:
Class A	706,207
Class C	38,726
Class P	12,508
Transfer agent fees:
Class A	376,088
Class C	7,456
Class P	5,925
Institutional Class	101,516
Fund accounting and administration fees	151,741
Professional fees	69,829
Trustees’ fees*	18,893
Line of credit fees	10,226
Custodian fees	9,471
Miscellaneous	145,411
Recoupment of previously waived fees:
Class C	1,768
Total expenses	4,438,547
Less:
Expenses reimbursed by Adviser:
Class A	(16,428)
Class C	(1,531)
Class P	(144)
Institutional Class	(5,164)
Expenses waived by Adviser	(127,518)
Total waived/reimbursed expenses	(150,785)
Net expenses	4,287,762
Net investment income	2,702,586

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	26,188,659
Net realized gain	26,188,659
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	42,714,503
Net change in unrealized appreciation (depreciation)	42,714,503
Net realized and unrealized gain	68,903,162
Net increase in net assets resulting from operations	$71,605,748

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,702,586	$4,203,907
Net realized gain on investments	26,188,659	12,000,716
Net change in unrealized appreciation (depreciation) on investments	42,714,503	29,280,726
Net increase in net assets resulting from operations	71,605,748	45,485,349

Distributions to shareholders:
Class A	(4,519,035)	(15,287,730)
Class C	(90,028)	(400,511)
Class P	(83,545)	(319,757)
Institutional Class	(6,882,413)	(17,898,014)
Total distributions to shareholders	(11,575,021)	(33,906,012)

Capital share transactions:
Proceeds from sale of shares
Class A	5,756,207	9,197,883
Class C	209,657	485,848
Class P	79,097	151,281
Institutional Class	14,895,834	21,824,839
Distributions reinvested
Class A	4,392,317	14,853,499
Class C	83,920	379,175
Class P	83,545	319,757
Institutional Class	5,463,438	13,919,483
Cost of shares redeemed
Class A	(42,061,906)	(32,127,530)
Class C	(1,536,349)	(2,161,822)
Class P	(1,466,108)	(1,145,194)
Institutional Class	(37,727,972)	(29,487,889)
Net decrease from capital share transactions	(51,828,320)	(3,790,670)
Net increase in net assets	8,202,407	7,788,667

Net assets:
Beginning of year	363,363,638	355,574,971
End of year	$371,566,045	$363,363,638

Capital share activity:
Shares sold
Class A	152,442	253,740
Class C	9,107	22,243
Class P	2,074	4,170
Institutional Class	1,804,887	2,544,475
Shares issued from reinvestment of distributions
Class A	118,391	428,425
Class C	3,758	17,903
Class P	2,271	9,303
Institutional Class	677,006	1,726,983
Shares redeemed
Class A	(1,112,216)	(898,347)
Class C	(68,315)	(98,361)
Class P	(39,748)	(32,403)
Institutional Class	(4,483,828)	(3,417,401)
Net increase (decrease) in shares	(2,934,171)	560,730

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

SMID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$34.78	$32.58	$38.00	$26.27	$30.52
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	.37	.36	.19	.46
Net gain (loss) on investments (realized and unrealized)	7.06	3.75	(3.16)	11.54	(3.37)
Total from investment operations	7.32	4.12	(2.80)	11.73	(2.91)
Less distributions from:
Net investment income	(.09)	(.22)	(.10)	—	(.26)
Net realized gains	(.50)	(1.70)	(2.52)	—	(1.04)
Return of capital	—	—	—	—	(.04)
Total distributions	(.59)	(1.92)	(2.62)	—	(1.34)
Net asset value, end of period	$41.51	$34.78	$32.58	$38.00	$26.27

Total Return[b]	21.25%	12.65%	(8.08%)	44.65%	(10.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$291,071	$273,173	$262,943	$315,323	$243,072
Ratios to average net assets:
Net investment income (loss)	0.68%	1.05%	0.96%	0.53%	1.64%
Total expenses[c]	1.24%	1.20%	1.19%	1.20%	1.25%
Net expenses[d,e,f]	1.20%	1.15%	1.18%	1.19%	1.24%
Portfolio turnover rate	25%	28%	39%	34%	41%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$21.10	$20.41	$24.85	$17.32	$20.48
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	.04	.01	(.06)	.16
Net gain (loss) on investments (realized and unrealized)	4.25	2.35	(1.93)	7.59	(2.22)
Total from investment operations	4.22	2.39	(1.92)	7.53	(2.06)
Less distributions from:
Net investment income	—	—	—	—	(.03)
Net realized gains	(.50)	(1.70)	(2.52)	—	(1.04)
Return of capital	—	—	—	—	(.03)
Total distributions	(.50)	(1.70)	(2.52)	—	(1.10)
Net asset value, end of period	$24.82	$21.10	$20.41	$24.85	$17.32

Total Return[b]	20.27%	11.67%	(8.85%)	43.48%	(10.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,570	$4,205	$5,256	$10,015	$14,276
Ratios to average net assets:
Net investment income (loss)	(0.15%)	0.18%	0.04%	(0.27%)	0.86%
Total expenses[c]	2.10%	2.10%	2.09%	2.05%	2.14%
Net expenses[d,e,f]	2.02%	2.02%	2.02%	2.02%	2.07%
Portfolio turnover rate	25%	28%	39%	34%	41%

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$34.46	$32.30	$37.67	$26.06	$30.25
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	.34	.33	.15	.46
Net gain (loss) on investments (realized and unrealized)	6.99	3.71	(3.12)	11.46	(3.37)
Total from investment operations	7.25	4.05	(2.79)	11.61	(2.91)
Less distributions from:
Net investment income	(.05)	(.19)	(.06)	—	(.20)
Net realized gains	(.50)	(1.70)	(2.52)	—	(1.04)
Return of capital	—	—	—	—	(.04)
Total distributions	(.55)	(1.89)	(2.58)	—	(1.28)
Net asset value, end of period	$41.16	$34.46	$32.30	$37.67	$26.06

Total Return	21.24%	12.57%	(8.16%)	44.55%	(10.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,881	$5,306	$5,584	$6,907	$7,662
Ratios to average net assets:
Net investment income (loss)	0.69%	0.96%	0.90%	0.43%	1.64%
Total expenses[c]	1.23%	1.27%	1.30%	1.32%	1.33%
Net expenses[d,e,f]	1.19%	1.24%	1.26%	1.28%	1.31%
Portfolio turnover rate	25%	28%	39%	34%	41%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

SMID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020[g]
Per Share Data
Net asset value, beginning of period	$8.10	$8.98	$12.42	$8.57	$10.20
Income (loss) from investment operations:
Net investment income (loss)[a]	.08	.11	.12	.08	.11
Net gain (loss) on investments (realized and unrealized)	1.58	1.04	(.82)	3.77	(1.74)
Total from investment operations	1.66	1.15	(.70)	3.85	(1.63)
Less distributions from:
Net investment income	(.21)	(.33)	(.22)	—	—
Net realized gains	(.50)	(1.70)	(2.52)	—	—
Total distributions	(.71)	(2.03)	(2.74)	—	—
Net asset value, end of period	$9.05	$8.10	$8.98	$12.42	$8.57

Total Return	21.52%	12.91%	(7.93%)	44.92%	(15.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,044	$80,679	$81,792	$96,973	$60,783
Ratios to average net assets:
Net investment income (loss)	0.94%	1.26%	1.14%	0.70%	1.87%
Total expenses[c]	0.99%	0.98%	1.03%	1.06%	1.09%
Net expenses[d,e,f]	0.94%	0.94%	1.01%	1.02%	1.03%
Portfolio turnover rate	25%	28%	39%	34%	41%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.00%*	0.01%	0.00%	0.00%*
Class C	0.05%	0.04%	0.00%*	0.00%*	0.00%*
Class P	—	0.01%	0.02%	0.07%	0.01%
Institutional Class	—	0.04%	0.00%*	0.00%*	0.00%*,g

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.20%	1.15%	1.18%	1.19%	1.24%
Class C	2.02%	2.02%	2.02%	2.01%	2.07%
Class P	1.19%	1.23%	1.25%	1.28%	1.30%
Institutional Class	0.94%	0.94%	1.01%	1.02%	1.03%[g]

[g]	Since commencement of operations: January 3, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
STYLEPLUS—LARGE CORE FUND

	Shares	Value
COMMON STOCKS† - 22.7%

Technology - 7.6%
Microsoft Corp.	9,830	$4,229,849
Apple, Inc.	15,825	3,687,225
NVIDIA Corp.	29,113	3,535,483
Broadcom, Inc.	5,850	1,009,125
International Business Machines Corp.	3,948	872,824
QUALCOMM, Inc.	4,927	837,836
Applied Materials, Inc.	3,704	748,393
NXP Semiconductor N.V.	2,741	657,867
TE Connectivity plc	4,293	648,200
HP, Inc.	17,647	632,998
Akamai Technologies, Inc.*	5,957	601,359
NetApp, Inc.	4,663	575,927
Fair Isaac Corp.*	267	518,920
Skyworks Solutions, Inc.	5,228	516,370
Qorvo, Inc.*	4,534	468,362
KLA Corp.	567	439,091
Total Technology		19,979,829

Communications - 3.8%
Amazon.com, Inc.*	11,251	2,096,399
Alphabet, Inc. — Class C	11,608	1,940,741
Meta Platforms, Inc. — Class A	1,560	893,006
Cisco Systems, Inc.	15,622	831,403
AT&T, Inc.	34,845	766,590
Motorola Solutions, Inc.	1,531	688,384
eBay, Inc.	10,353	674,084
F5, Inc.*	2,942	647,828
Gen Digital, Inc.	22,585	619,507
GoDaddy, Inc. — Class A*	3,874	607,366
Arista Networks, Inc.*	1,004	385,355
Total Communications		10,150,663

Consumer, Non-cyclical - 3.7%
Johnson & Johnson	6,390	1,035,563
AbbVie, Inc.	5,128	1,012,677
Merck & Company, Inc.	7,928	900,304
Gilead Sciences, Inc.	8,892	745,505
United Rentals, Inc.	920	744,952
Bristol-Myers Squibb Co.	14,101	729,586
HCA Healthcare, Inc.	1,705	692,963
Regeneron Pharmaceuticals, Inc.*	626	658,076
Incyte Corp.*	9,556	631,652
Hologic, Inc.*	7,453	607,121
Eli Lilly & Co.	680	602,439
Universal Health Services, Inc. — Class B	2,510	574,815
Amgen, Inc.	1,691	544,857
DaVita, Inc.*	1,571	257,534
UnitedHealth Group, Inc.	290	169,558
Total Consumer, Non-cyclical		9,907,602

Industrial - 3.0%
Caterpillar, Inc.	2,363	924,216
RTX Corp.	6,362	770,820
Lockheed Martin Corp.	1,277	746,483
Amphenol Corp. — Class A	10,888	709,462
Westinghouse Air Brake Technologies Corp.	3,757	682,910
Masco Corp.	7,704	646,674
Allegion plc	4,341	632,657
Dover Corp.	3,157	605,323
TransDigm Group, Inc.	414	590,832
Snap-on, Inc.	1,958	567,252
Garmin Ltd.	3,051	537,068
Honeywell International, Inc.	1,828	377,866
A O Smith Corp.	2,220	199,423
Total Industrial		7,990,986

Financial - 3.0%
Bank of America Corp.	22,515	893,417
American Express Co.	2,994	811,973
Wells Fargo & Co.	13,684	773,009
Chubb Ltd.	2,501	721,264
Ameriprise Financial, Inc.	1,433	673,237
Hartford Financial Services Group, Inc.	5,394	634,388
Arch Capital Group Ltd.*	5,607	627,311
Fifth Third Bancorp	14,520	622,037
Everest Group Ltd.	1,536	601,851
Berkshire Hathaway, Inc. — Class B*	1,218	560,597
Synchrony Financial	9,826	490,121
Citizens Financial Group, Inc.	6,698	275,087
JPMorgan Chase & Co.	947	199,684
Total Financial		7,883,976

Consumer, Cyclical - 1.4%
WW Grainger, Inc.	668	693,925
Cummins, Inc.	2,117	685,464
PACCAR, Inc.	6,888	679,708
PulteGroup, Inc.	3,786	543,405
Lennar Corp. — Class A	1,928	361,461
Ralph Lauren Corp. — Class A	1,268	245,827
General Motors Co.	5,144	230,657
Tesla, Inc.*	737	192,821
Total Consumer, Cyclical		3,633,268

Utilities - 0.1%
Duke Energy Corp.	3,502	403,780

Energy - 0.1%
Exxon Mobil Corp.	1,517	177,823

Total Common Stocks
(Cost $49,133,220)		60,127,927

MUTUAL FUNDS† - 72.0%
Guggenheim Strategy Fund III[1]	3,355,050	83,507,185
Guggenheim Strategy Fund II1	2,922,707	72,483,129
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,400,126	34,069,259
Total Mutual Funds
(Cost $188,265,777)		190,059,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
STYLEPLUS—LARGE CORE FUND

	Shares	Value
MONEY MARKET FUND***,† - 5.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	13,177,443	$13,177,443
Total Money Market Fund
(Cost $13,177,443)		13,177,443

Total Investments - 99.7%
(Cost $250,576,440)		$263,364,943
Other Assets & Liabilities, net - 0.3%		725,685
Total Net Assets - 100.0%		$264,090,628

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	10	Dec 2024	$2,908,000	$62,524

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	Pay	5.39% (Federal Funds Rate + 0.56%)	At Maturity	03/03/25	16,086	$202,788,320	$33,863,475

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,127,927	$—	$—	$60,127,927
Mutual Funds	190,059,573	—	—	190,059,573
Money Market Fund	13,177,443	—	—	13,177,443
Equity Futures Contracts**	62,524	—	—	62,524
Equity Index Swap Agreements**	—	33,863,475	—	33,863,475
Total Assets	$263,427,467	$33,863,475	$—	$297,290,942

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$59,650,586	$28,883,994	$(17,498,700)	$(152,064)	$1,599,313	$72,483,129	2,922,707	$3,848,577
Guggenheim Strategy Fund III	72,469,308	20,145,422	(10,904,674)	(212,232)	2,009,361	83,507,185	3,355,050	4,172,004
Guggenheim Ultra Short Duration Fund — Institutional Class	31,420,533	1,756,937	—	—	891,789	34,069,259	3,400,126	1,762,097
	$163,540,427	$50,786,353	$(28,403,374)	$(364,296)	$4,500,463	$190,059,573		$9,782,678

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $62,310,663)	$73,305,370
Investments in affiliated issuers, at value (cost $188,265,777)	190,059,573
Segregated cash with broker	330,000
Unrealized appreciation on OTC swap agreements	33,863,475
Prepaid expenses	44,659
Receivables:
Dividends	834,947
Interest	40,284
Variation margin on futures contracts	12,375
Fund shares sold	1,306
Investment Adviser	467
Total assets	298,492,456

Liabilities:
Overdraft due to custodian bank	8,030
Segregated cash due to broker	26,450,000
Payable for:
Swap settlement	6,669,622
Securities purchased	806,214
Management fees	141,875
Fund shares redeemed	92,906
Distribution and service fees	48,402
Transfer agent/maintenance fees	13,833
Fund accounting/administration fees	10,269
Trustees’ fees*	1,007
Miscellaneous	159,670
Total liabilities	34,401,828
Net assets	$264,090,628

Net assets consist of:
Paid in capital	$209,732,853
Total distributable earnings (loss)	54,357,775
Net assets	$264,090,628
Class A:
Net assets	$254,992,346
Capital shares outstanding	10,319,894
Net asset value per share	$24.71
Maximum offering price per share (Net asset value divided by 95.25%)	$25.94
Class C:
Net assets	$841,581
Capital shares outstanding	70,557
Net asset value per share	$11.93
Class P:
Net assets	$87,088
Capital shares outstanding	3,604
Net asset value per share	$24.16

Institutional Class:
Net assets	$8,169,613
Capital shares outstanding	335,539
Net asset value per share	$24.35

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,525)	$801,861
Dividends from securities of affiliated issuers	9,782,678
Interest	506,639
Total investment income	11,091,178

Expenses:
Management fees	1,796,074
Distribution and service fees:
Class A	578,387
Class C	8,548
Class P	599
Transfer agent/maintenance fees:
Class A	192,478
Class C	1,916
Class P	343
Institutional Class	8,512
Interest expense	969,504
Fund accounting/administration fees	100,989
Professional fees	57,560
Trustees’ fees*	16,630
Custodian fees	13,524
Line of credit fees	4,623
Miscellaneous	128,536
Total expenses	3,878,223
Less:
Expenses waived by Adviser	(81,725)
Net expenses	3,796,498
Net investment income	7,294,680

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,215,823
Investments in affiliated issuers	(364,296)
Swap agreements	33,338,204
Futures contracts	1,596,960
Net realized gain	41,786,691
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8,665,289
Investments in affiliated issuers	4,500,463
Swap agreements	12,774,700
Futures contracts	118,865
Net change in unrealized appreciation (depreciation)	26,059,317
Net realized and unrealized gain	67,846,008
Net increase in net assets resulting from operations	$75,140,688

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,294,680	$6,276,519
Net realized gain (loss) on investments	41,786,691	(36,981,624)
Net change in unrealized appreciation (depreciation) on investments	26,059,317	71,070,811
Net increase in net assets resulting from operations	75,140,688	40,365,706

Distributions to shareholders:
Class A	(5,405,491)	(57,362,413)
Class C	(36,849)	(480,274)
Class P	(5,396)	(80,505)
Institutional Class	(182,850)	(1,403,582)
Total distributions to shareholders	(5,630,586)	(59,326,774)

Capital share transactions:
Proceeds from sale of shares
Class A	6,210,855	2,166,582
Class C	69,462	125,050
Class P	1,460	7,830
Institutional Class	1,830,970	1,924,452
Distributions reinvested
Class A	5,134,767	54,015,082
Class C	36,186	480,152
Class P	5,396	80,505
Institutional Class	181,876	1,391,827
Cost of shares redeemed
Class A	(25,109,528)	(23,234,130)
Class C	(283,343)	(520,369)
Class P	(195,305)	(102,107)
Institutional Class	(2,050,837)	(1,714,715)
Net increase (decrease) from capital share transactions	(14,168,041)	34,620,159
Net increase in net assets	55,342,061	15,659,091

Net assets:
Beginning of year	208,748,567	193,089,476
End of year	$264,090,628	$208,748,567

Capital share activity:
Shares sold
Class A	291,700	118,847
Class C	6,735	13,926
Class P	65	451
Institutional Class	87,396	110,833
Shares issued from reinvestment of distributions
Class A	257,382	3,255,882
Class C	3,730	57,850
Class P	276	4,957
Institutional Class	9,265	85,231
Shares redeemed
Class A	(1,161,333)	(1,271,366)
Class C	(26,945)	(58,377)
Class P	(8,169)	(6,243)
Institutional Class	(99,766)	(89,973)
Net increase (decrease) in shares	(639,664)	2,222,018

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$18.44	$21.18	$27.35	$23.01	$20.48
Income (loss) from investment operations:
Net investment income (loss)[a]	.66	.56	.18	.06	.17
Net gain (loss) on investments (realized and unrealized)	6.11	3.32	(5.02)	6.46	2.70
Total from investment operations	6.77	3.88	(4.84)	6.52	2.87
Less distributions from:
Net investment income	(.50)	(.22)	(.08)	(.19)	(.31)
Net realized gains	—	(6.40)	(1.25)	(1.99)	(.03)
Total distributions	(.50)	(6.62)	(1.33)	(2.18)	(.34)
Net asset value, end of period	$24.71	$18.44	$21.18	$27.35	$23.01

Total Return[b]	37.38%	21.81%	(18.94%)	29.91%	14.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$254,992	$201,587	$186,957	$247,243	$204,428
Ratios to average net assets:
Net investment income (loss)	3.04%	3.01%	0.68%	0.23%	0.79%
Total expenses[c]	1.62%	1.48%	1.20%	1.23%	1.32%
Net expenses[d]	1.59%	1.44%	1.15%	1.17%	1.28%
Portfolio turnover rate	56%	56%	62%	25%	69%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.16	$13.57	$18.03	$15.87	$14.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.23	.21	(.02)	(.11)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.98	1.93	(3.20)	4.34	1.87
Total from investment operations	3.21	2.14	(3.22)	4.23	1.85
Less distributions from:
Net investment income	(.44)	(.15)	—	(.08)	(.17)
Net realized gains	—	(6.40)	(1.24)	(1.99)	(.03)
Total distributions	(.44)	(6.55)	(1.24)	(2.07)	(.20)
Net asset value, end of period	$11.93	$9.16	$13.57	$18.03	$15.87

Total Return[b]	36.17%	20.81%	(19.69%)	28.69%	13.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$842	$797	$999	$869	$1,019
Ratios to average net assets:
Net investment income (loss)	2.15%	2.14%	(0.10%)	(0.67%)	(0.15%)
Total expenses[c]	2.51%	2.32%	2.10%	2.15%	2.24%
Net expenses[d]	2.48%	2.28%	2.04%	2.09%	2.20%
Portfolio turnover rate	56%	56%	62%	25%	69%

56 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$18.03	$20.83	$26.93	$22.69	$20.21
Income (loss) from investment operations:
Net investment income (loss)[a]	.63	.53	.13	.02	.14
Net gain (loss) on investments (realized and unrealized)	5.97	3.25	(4.94)	6.38	2.67
Total from investment operations	6.60	3.78	(4.81)	6.40	2.81
Less distributions from:
Net investment income	(.47)	(.18)	(.05)	(.17)	(.30)
Net realized gains	—	(6.40)	(1.24)	(1.99)	(.03)
Total distributions	(.47)	(6.58)	(1.29)	(2.16)	(.33)
Net asset value, end of period	$24.16	$18.03	$20.83	$26.93	$22.69

Total Return	37.29%	21.62%	(19.09%)	29.79%	13.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87	$206	$255	$347	$224
Ratios to average net assets:
Net investment income (loss)	2.99%	2.83%	0.53%	0.09%	0.67%
Total expenses[c]	1.68%	1.64%	1.36%	1.36%	1.46%
Net expenses[d]	1.65%	1.59%	1.31%	1.30%	1.42%
Portfolio turnover rate	56%	56%	62%	25%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 57

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$18.18	$20.98	$27.10	$22.83	$20.31
Income (loss) from investment operations:
Net investment income (loss)[a]	.69	.60	.23	.10	.21
Net gain (loss) on investments (realized and unrealized)	6.03	3.27	(4.97)	6.40	2.70
Total from investment operations	6.72	3.87	(4.74)	6.50	2.91
Less distributions from:
Net investment income	(.55)	(.27)	(.14)	(.24)	(.36)
Net realized gains	—	(6.40)	(1.24)	(1.99)	(.03)
Total distributions	(.55)	(6.67)	(1.38)	(2.23)	(.39)
Net asset value, end of period	$24.35	$18.18	$20.98	$27.10	$22.83

Total Return	37.71%	22.06%	(18.78%)	30.12%	14.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,170	$6,158	$4,878	$6,260	$3,344
Ratios to average net assets:
Net investment income (loss)	3.25%	3.23%	0.88%	0.38%	1.01%
Total expenses[c]	1.41%	1.27%	1.00%	1.06%	1.08%
Net expenses[d]	1.38%	1.23%	0.95%	0.99%	1.04%
Portfolio turnover rate	56%	56%	62%	25%	69%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

58 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
STYLEPLUS—MID GROWTH FUND

	Shares	Value
COMMON STOCKS† - 24.8%

Industrial - 8.4%
Carlisle Companies, Inc.	1,083	$487,079
EMCOR Group, Inc.	1,027	442,154
Lennox International, Inc.	690	416,960
Owens Corning	2,286	403,525
Advanced Drainage Systems, Inc.	2,064	324,378
Applied Industrial Technologies, Inc.	1,432	319,522
UFP Industries, Inc.	2,401	315,035
Acuity Brands, Inc.	948	261,070
Donaldson Company, Inc.	3,495	257,582
Vontier Corp.	7,470	252,038
Comfort Systems USA, Inc.	549	214,302
Boise Cascade Co.	1,452	204,703
Mueller Industries, Inc.	2,717	201,330
Masco Corp.	2,354	197,595
Allegion plc	1,341	195,437
Armstrong World Industries, Inc.	1,475	193,859
Watts Water Technologies, Inc. — Class A	932	193,101
Snap-on, Inc.	666	192,947
TopBuild Corp.*	456	185,506
Curtiss-Wright Corp.	559	183,738
Esab Corp.	1,724	183,278
Lincoln Electric Holdings, Inc.	954	183,187
Universal Display Corp.	837	175,686
Simpson Manufacturing Company, Inc.	762	145,748
Amphenol Corp. — Class A	1,975	128,691
Louisiana-Pacific Corp.	992	106,600
NEXTracker, Inc. — Class A*	2,167	81,219
Garmin Ltd.	439	77,277
Total Industrial		6,523,547

Consumer, Cyclical - 5.0%
Toll Brothers, Inc.	2,488	384,371
Williams-Sonoma, Inc.	2,120	328,431
Core & Main, Inc. — Class A*	6,081	269,996
Travel + Leisure Co.	4,501	207,406
PACCAR, Inc.	1,973	194,696
Wingstop, Inc.	464	193,061
Crocs, Inc.*	1,326	192,018
KB Home	2,094	179,435
Skechers USA, Inc. — Class A*	2,429	162,548
Columbia Sportswear Co.	1,778	147,912
Light & Wonder, Inc. — Class A*	1,620	146,983
Visteon Corp.*	1,515	144,289
Gentex Corp.	4,657	138,266
Autoliv, Inc.	1,441	134,546
Boyd Gaming Corp.	1,945	125,744
Tempur Sealy International, Inc.	2,257	123,232
Dick’s Sporting Goods, Inc.	574	119,794
Abercrombie & Fitch Co. — Class A*	819	114,578
PulteGroup, Inc.	719	103,198
Ralph Lauren Corp. — Class A	510	98,874
Scotts Miracle-Gro Co. — Class A	1,124	97,451
Mattel, Inc.*	3,501	66,694
Royal Caribbean Cruises Ltd.	342	60,657
Watsco, Inc.	121	59,518
Lennar Corp. — Class A	307	57,556
Total Consumer, Cyclical		3,851,254

Technology - 3.5%
Pure Storage, Inc. — Class A*	5,482	275,381
Manhattan Associates, Inc.*	803	225,948
Cirrus Logic, Inc.*	1,719	213,517
Dropbox, Inc. — Class A*	8,350	212,340
NetApp, Inc.	1,551	191,564
Insight Enterprises, Inc.*	878	189,112
TE Connectivity plc	1,237	186,775
NXP Semiconductor N.V.	744	178,567
ACI Worldwide, Inc.*	2,894	147,305
CommVault Systems, Inc.*	869	133,696
Akamai Technologies, Inc.*	1,269	128,106
Teradata Corp.*	4,102	124,455
Qualys, Inc.*	952	122,294
Fair Isaac Corp.*	62	120,498
KLA Corp.	153	118,485
Duolingo, Inc.*	408	115,064
Paycom Software, Inc.	343	57,133
Total Technology		2,740,240

Consumer, Non-cyclical - 3.5%
United Therapeutics Corp.*	782	280,230
Neurocrine Biosciences, Inc.*	2,396	276,067
Halozyme Therapeutics, Inc.*	4,610	263,876
H&R Block, Inc.	4,044	256,996
Encompass Health Corp.	2,514	242,953
United Rentals, Inc.	264	213,769
Jazz Pharmaceuticals plc*	1,830	203,881
Exelixis, Inc.*	6,721	174,410
Medpace Holdings, Inc.*	484	161,559
Grand Canyon Education, Inc.*	937	132,913
Lantheus Holdings, Inc.*	1,035	113,591
Sarepta Therapeutics, Inc.*	865	108,030
HCA Healthcare, Inc.	247	100,388
DaVita, Inc.*	544	89,178
RB Global, Inc.	654	52,641
Total Consumer, Non-cyclical		2,670,482

Financial - 2.2%
Equitable Holdings, Inc.	5,837	245,329
RenaissanceRe Holdings Ltd.	878	239,167
MGIC Investment Corp.	8,477	217,011
Ameriprise Financial, Inc.	415	194,971
International Bancshares Corp.	3,258	194,796
Cullen/Frost Bankers, Inc.	1,386	155,038
Kinsale Capital Group, Inc.	255	118,721
Evercore, Inc. — Class A	456	115,523
Arch Capital Group Ltd.*	1,027	114,901
East West Bancorp, Inc.	973	80,506
American Homes 4 Rent — Class A REIT	1,367	52,479
Total Financial		1,728,442

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
STYLEPLUS—MID GROWTH FUND

	Shares	Value
Energy - 1.2%
Permian Resources Corp.	14,541	$197,903
Civitas Resources, Inc.	3,601	182,462
Matador Resources Co.	3,469	171,438
DT Midstream, Inc.	1,708	134,352
Texas Pacific Land Corp.	147	130,057
Chord Energy Corp.	834	108,612
Total Energy		924,824

Communications - 0.5%
GoDaddy, Inc. — Class A*	1,169	183,276
Motorola Solutions, Inc.	283	127,245
Ciena Corp.*	1,724	106,181
Total Communications		416,702

Basic Materials - 0.5%
NewMarket Corp.	365	201,440
Cabot Corp.	1,378	154,019
Reliance, Inc.	201	58,131
Total Basic Materials		413,590

Total Common Stocks
(Cost $17,067,121)		19,269,081
MUTUAL FUNDS† - 67.2%
Guggenheim Strategy Fund II1	1,084,974	26,907,363
Guggenheim Strategy Fund III[1]	923,061	22,974,985
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	230,095	2,305,552
Total Mutual Funds
(Cost $51,311,216)		52,187,900

MONEY MARKET FUND***,† - 6.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	4,904,107	4,904,107
Total Money Market Fund
(Cost $4,904,107)		4,904,107

Total Investments - 98.3%
(Cost $73,282,444)		$76,361,088
Other Assets & Liabilities, net - 1.7%		1,351,886
Total Net Assets - 100.0%		$77,712,974

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	03/03/25	10,144	$59,028,037	$7,028,514

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

60 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
STYLEPLUS—MID GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,269,081	$—	$—	$19,269,081
Mutual Funds	52,187,900	—	—	52,187,900
Money Market Fund	4,904,107	—	—	4,904,107
Equity Index Swap Agreements**	—	7,028,514	—	7,028,514
Total Assets	$76,361,088	$7,028,514	$—	$83,389,602

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,166,962	$8,378,066	$(4,158,478)	$(19,446)	$540,259	$26,907,363	1,084,974	$1,403,481
Guggenheim Strategy Fund III	23,628,764	4,554,480	(5,790,840)	(123,802)	706,383	22,974,985	923,061	1,322,180
Guggenheim Ultra Short Duration Fund — Institutional Class	2,126,306	118,896	—	—	60,350	2,305,552	230,095	119,245
	$47,922,032	$13,051,442	$(9,949,318)	$(143,248)	$1,306,992	$52,187,900		$2,844,906

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 61

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $21,971,228)	$24,173,188
Investments in affiliated issuers, at value (cost $51,311,216)	52,187,900
Cash	4
Unrealized appreciation on OTC swap agreements	7,028,514
Prepaid expenses	45,348
Receivables:
Securities sold	1,400,277
Dividends	233,473
Fund shares sold	125,880
Interest	12,776
Total assets	85,207,360

Liabilities:
Segregated cash due to broker	5,080,000
Payable for:
Swap settlement	2,049,590
Securities purchased	224,285
Management fees	42,812
Distribution and service fees	14,549
Transfer agent/maintenance fees	8,316
Fund accounting/administration fees	5,799
Fund shares redeemed	4,094
Trustees’ fees*	389
Miscellaneous	64,552
Total liabilities	7,494,386
Net assets	$77,712,974

Net assets consist of:
Paid in capital	$80,142,302
Total distributable earnings (loss)	(2,429,328)
Net assets	$77,712,974
Class A:
Net assets	$75,898,570
Capital shares outstanding	2,027,147
Net asset value per share	$37.44
Maximum offering price per share (Net asset value divided by 95.25%)	$39.31
Class C:
Net assets	$612,259
Capital shares outstanding	45,827
Net asset value per share	$13.36
Class P:
Net assets	$71,703
Capital shares outstanding	1,959
Net asset value per share	$36.60

Institutional Class:
Net assets	$1,130,442
Capital shares outstanding	30,169
Net asset value per share	$37.47

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $453)	$205,675
Dividends from securities of affiliated issuers	2,844,906
Interest	146,345
Total investment income	3,196,926

Expenses:
Management fees	544,249
Distribution and service fees:
Class A	177,199
Class C	6,017
Class P	150
Transfer agent/maintenance fees:
Class A	77,037
Class C	1,870
Class P	191
Institutional Class	1,331
Interest expense	219,649
Registration fees	62,630
Professional fees	46,742
Fund accounting/administration fees	36,906
Custodian fees	15,807
Trustees’ fees*	14,750
Line of credit fees	1,756
Miscellaneous	24,010
Total expenses	1,230,294
Less:
Expenses waived by Adviser	(5,531)
Net expenses	1,224,763
Net investment income	1,972,163

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,569,621
Investments in affiliated issuers	(143,248)
Swap agreements	8,984,678
Futures contracts	401,522
Net realized gain	12,812,573
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,506,584
Investments in affiliated issuers	1,306,992
Swap agreements	1,879,162
Futures contracts	109,411
Net change in unrealized appreciation (depreciation)	4,802,149
Net realized and unrealized gain	17,614,722
Net increase in net assets resulting from operations	$19,586,885

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,972,163	$1,660,859
Net realized gain (loss) on investments	12,812,573	(22,978,263)
Net change in unrealized appreciation (depreciation) on investments	4,802,149	33,116,667
Net increase in net assets resulting from operations	19,586,885	11,799,263

Distributions to shareholders:
Class A	(1,599,572)	(18,424,696)
Class C	(35,883)	(356,411)
Class P	(1,001)	(34,001)
Institutional Class	(25,329)	(258,969)
Total distributions to shareholders	(1,661,785)	(19,074,077)

Capital share transactions:
Proceeds from sale of shares
Class A	1,127,898	1,044,582
Class C	54,595	26,052
Class P	8,666	5,957
Institutional Class	242,286	374,605
Distributions reinvested
Class A	1,520,104	17,671,252
Class C	35,883	298,799
Class P	1,001	34,001
Institutional Class	25,262	250,941
Cost of shares redeemed
Class A	(7,500,936)	(15,576,440)
Class C	(155,959)	(213,354)
Class P	(2,851)	(80,078)
Institutional Class	(316,333)	(508,296)
Net increase (decrease) from capital share transactions	(4,960,384)	3,328,021
Net increase (decrease) in net assets	12,964,716	(3,946,793)

Net assets:
Beginning of year	64,748,258	68,695,051
End of year	$77,712,974	$64,748,258

Capital share activity:
Shares sold
Class A	33,254	34,720
Class C	4,488	2,227
Class P	258	203
Institutional Class	7,128	13,235
Shares issued from reinvestment of distributions
Class A	47,135	659,621
Class C	3,096	29,643
Class P	32	1,299
Institutional Class	784	9,384
Shares redeemed
Class A	(223,835)	(481,994)
Class C	(12,835)	(17,169)
Class P	(87)	(2,987)
Institutional Class	(9,222)	(16,939)
Net increase (decrease) in shares	(149,804)	231,243

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 63

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$29.13	$34.22	$52.73	$45.98	$39.64
Income (loss) from investment operations:
Net investment income (loss)[a]	.91	.76	.16	(.02)	.19
Net gain (loss) on investments (realized and unrealized)	8.15	5.07	(15.32)	13.67	7.06
Total from investment operations	9.06	5.83	(15.16)	13.65	7.25
Less distributions from:
Net investment income	(.75)	(.19)	—	(.20)	(.45)
Net realized gains	—	(10.73)	(3.35)	(6.70)	(.46)
Total distributions	(.75)	(10.92)	(3.35)	(6.90)	(.91)
Net asset value, end of period	$37.44	$29.13	$34.22	$52.73	$45.98

Total Return[b]	31.52%	19.84%	(30.68%)	31.07%	18.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,899	$63,225	$67,014	$107,983	$89,469
Ratios to average net assets:
Net investment income (loss)	2.72%	2.52%	0.36%	(0.04%)	0.46%
Total expenses[c]	1.69%	1.66%	1.32%	1.34%	1.45%
Net expenses[d]	1.68%	1.65%	1.30%	1.28%	1.40%
Portfolio turnover rate	80%	82%	72%	44%	82%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.89	$18.92	$30.92	$29.40	$25.66
Income (loss) from investment operations:
Net investment income (loss)[a]	.21	.20	(.15)	(.29)	(.10)
Net gain (loss) on investments (realized and unrealized)	2.98	2.50	(8.50)	8.51	4.53
Total from investment operations	3.19	2.70	(8.65)	8.22	4.43
Less distributions from:
Net investment income	(.72)	—	—	—	(.23)
Net realized gains	—	(10.73)	(3.35)	(6.70)	(.46)
Total distributions	(.72)	(10.73)	(3.35)	(6.70)	(.69)
Net asset value, end of period	$13.36	$10.89	$18.92	$30.92	$29.40

Total Return[b]	30.26%	18.85%	(31.33%)	29.88%	17.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612	$556	$688	$1,327	$1,510
Ratios to average net assets:
Net investment income (loss)	1.77%	1.66%	(0.59%)	(0.94%)	(0.39%)
Total expenses[c]	2.64%	2.49%	2.25%	2.26%	2.32%
Net expenses[d]	2.63%	2.48%	2.23%	2.20%	2.28%
Portfolio turnover rate	80%	82%	72%	44%	82%

64 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$28.38	$33.58	$51.96	$45.45	$39.17
Income (loss) from investment operations:
Net investment income (loss)[a]	.83	.64	—	(.07)	.15
Net gain (loss) on investments (realized and unrealized)	7.96	4.96	(15.03)	13.51	6.99
Total from investment operations	8.79	5.60	(15.03)	13.44	7.14
Less distributions from:
Net investment income	(.57)	(.07)	—	(.23)	(.40)
Net realized gains	—	(10.73)	(3.35)	(6.70)	(.46)
Total distributions	(.57)	(10.80)	(3.35)	(6.93)	(.86)
Net asset value, end of period	$36.60	$28.38	$33.58	$51.96	$45.45

Total Return	31.28%	19.40%	(30.90%)	30.92%	18.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72	$50	$109	$237	$116
Ratios to average net assets:
Net investment income (loss)	2.51%	2.09%	0.01%	(0.14%)	0.36%
Total expenses[c]	1.90%	1.97%	1.56%	1.43%	1.54%
Net expenses[d]	1.89%	1.96%	1.54%	1.37%	1.50%
Portfolio turnover rate	80%	82%	72%	44%	82%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$29.13	$34.25	$52.71	$45.98	$39.64
Income (loss) from investment operations:
Net investment income (loss)[a]	.99	.82	.22	.07	.24
Net gain (loss) on investments (realized and unrealized)	8.15	5.05	(15.33)	13.65	7.09
Total from investment operations	9.14	5.87	(15.11)	13.72	7.33
Less distributions from:
Net investment income	(.80)	(.26)	—	(.29)	(.53)
Net realized gains	—	(10.73)	(3.35)	(6.70)	(.46)
Total distributions	(.80)	(10.99)	(3.35)	(6.99)	(.99)
Net asset value, end of period	$37.47	$29.13	$34.25	$52.71	$45.98

Total Return	31.84%	20.02%	(30.60%)	31.26%	18.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,130	$917	$884	$1,390	$1,311
Ratios to average net assets:
Net investment income (loss)	2.95%	2.72%	0.50%	0.14%	0.58%
Total expenses[c]	1.46%	1.49%	1.20%	1.17%	1.26%
Net expenses[d]	1.46%	1.49%	1.18%	1.11%	1.22%
Portfolio turnover rate	80%	82%	72%	44%	82%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS	September 30, 2024
WORLD EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS† - 96.5%

Financial - 24.0%
Goldman Sachs Group, Inc.	1,100	$544,621
AXA S.A.	12,000	461,477
Simon Property Group, Inc. REIT	2,690	454,664
AvalonBay Communities, Inc. REIT	1,971	443,967
Intesa Sanpaolo SpA	101,700	434,652
Generali	15,000	433,512
Westpac Banking Corp.	19,660	431,239
Bank of New York Mellon Corp.	6,000	431,160
United Overseas Bank Ltd.	17,000	425,665
National Australia Bank Ltd.	16,450	424,872
Berkshire Hathaway, Inc. — Class B*	890	409,631
VICI Properties, Inc. REIT	12,000	399,720
UniCredit SpA	9,000	394,571
Essex Property Trust, Inc. REIT	1,200	354,504
Skandinaviska Enskilda Banken AB — Class A	23,000	351,703
Public Storage REIT	963	350,407
Svenska Handelsbanken AB — Class A	34,000	349,117
Swedbank AB — Class A	16,000	339,297
Nordea Bank Abp	27,000	318,443
WP Carey, Inc. REIT	5,000	311,500
Gaming and Leisure Properties, Inc. REIT	6,000	308,700
Danske Bank A/S	10,000	300,955
Allianz AG	900	295,690
Tryg A/S	12,000	284,615
Northern Trust Corp.	3,100	279,093
Banco Santander S.A.	54,000	276,676
ING Groep N.V.	15,000	271,868
Mitsubishi HC Capital, Inc.	36,000	253,112
BNP Paribas S.A.	3,600	246,776
Banco Bilbao Vizcaya Argentaria S.A.	22,570	244,024
Zurich Insurance Group AG	400	241,000
Swiss Life Holding AG	250	208,594
Mediobanca Banca di Credito Finanziario SpA	12,070	206,006
NN Group N.V.	4,000	199,488
FirstService Corp.	800	146,229
Synchrony Financial	2,800	139,664
Equity Residential REIT	1,800	134,028
Citigroup, Inc.	1,700	106,420
JPMorgan Chase & Co.	500	105,430
Sampo Oyj — Class A	2,000	93,329
American International Group, Inc.	1,200	87,876
Total Financial		12,494,295

Technology - 18.5%
NVIDIA Corp.	13,700	1,663,728
Apple, Inc.	7,074	1,648,242
Microsoft Corp.	3,659	1,574,467
International Business Machines Corp.	2,700	596,916
Texas Instruments, Inc.	2,262	467,261
TE Connectivity plc	2,700	407,673
Cognizant Technology Solutions Corp. — Class A	5,100	393,618
CGI, Inc.*	3,100	356,845
Constellation Software, Inc.	110	356,825
Skyworks Solutions, Inc.	3,600	355,572
Dell Technologies, Inc. — Class C	2,900	343,766
Pro Medicus Ltd.	2,700	332,809
Descartes Systems Group, Inc.*	2,700	277,947
QUALCOMM, Inc.	1,300	221,065
Broadcom, Inc.	1,020	175,950
SCSK Corp.	8,000	164,734
Paychex, Inc.	800	107,352
Otsuka Corp.	4,000	98,634
Ricoh Company Ltd.	9,000	96,592
Total Technology		9,639,996

Consumer, Non-cyclical - 13.6%
Johnson & Johnson	3,992	646,944
Novo Nordisk A/S — Class B	5,100	599,323
PepsiCo, Inc.	3,124	531,236
Colgate-Palmolive Co.	4,465	463,512
Altria Group, Inc.	9,000	459,360
Elevance Health, Inc.	800	416,000
CVS Health Corp.	6,300	396,144
UnitedHealth Group, Inc.	677	395,829
Kraft Heinz Co.	11,000	386,210
McKesson Corp.	730	360,927
CK Hutchison Holdings Ltd.	62,468	359,223
Kimberly-Clark Corp.	2,400	341,472
Shionogi & Company Ltd.	18,000	257,182
Essity AB — Class B	7,000	218,492
Medtronic plc	2,400	216,072
Royalty Pharma plc — Class A	7,000	198,030
Eli Lilly & Co.	200	177,188
Philip Morris International, Inc.	1,100	133,540
Coca-Cola Co.	1,800	129,348
Regeneron Pharmaceuticals, Inc.*	100	105,124
Constellation Brands, Inc. — Class A	400	103,076
Merck & Company, Inc.	900	102,204
Sysco Corp.	1,160	90,550
Total Consumer, Non-cyclical		7,086,986

Communications - 11.8%
Alphabet, Inc. — Class C	6,435	1,075,868
Amazon.com, Inc.*	4,838	901,464
Verizon Communications, Inc.	12,381	556,031
Cisco Systems, Inc.	9,700	516,234
Meta Platforms, Inc. — Class A	900	515,196
Arista Networks, Inc.*	1,100	422,202
Motorola Solutions, Inc.	800	359,704
Thomson Reuters Corp.	2,100	358,344
SoftBank Corp.	220,000	286,551
HKT Trust & HKT Ltd.	210,000	268,808
T-Mobile US, Inc.	1,200	247,632
Tele2 AB — Class B	20,000	226,343
KDDI Corp.	7,000	223,750

66 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
WORLD EQUITY INCOME FUND

	Shares	Value
Comcast Corp. — Class A	4,000	$167,080
Total Communications		6,125,207

Industrial - 7.4%
Lockheed Martin Corp.	789	461,218
Smurfit WestRock plc	8,900	439,838
Waste Connections, Inc.	2,200	393,404
Garmin Ltd.	2,200	387,266
Martin Marietta Materials, Inc.	700	376,775
General Dynamics Corp.	1,200	362,640
Snap-on, Inc.	1,090	315,784
Amphenol Corp. — Class A	2,760	179,841
CRH plc*	1,900	176,206
Aena SME S.A.[1]	800	176,055
Illinois Tool Works, Inc.	600	157,242
United Parcel Service, Inc. — Class B	1,000	136,340
Poste Italiane SpA[1]	8,000	112,173
Packaging Corporation of America	500	107,700
Hexagon AB — Class B	10,000	107,557
Total Industrial		3,890,039

Utilities - 6.8%
Southern Co.	5,875	529,807
Duke Energy Corp.	4,175	481,377
Entergy Corp.	3,500	460,635
Consolidated Edison, Inc.	4,112	428,183
DTE Energy Co.	2,980	382,662
Exelon Corp.	9,010	365,356
American Electric Power Company, Inc.	3,200	328,320
Iberdrola S.A.	21,000	324,858
FirstEnergy Corp.	3,000	133,050
Atmos Energy Corp.	800	110,968
Total Utilities		3,545,216

Consumer, Cyclical - 6.2%
Home Depot, Inc.	1,609	651,967
Walmart, Inc.	7,000	565,250
McDonald’s Corp.	1,400	426,314
PACCAR, Inc.	3,700	365,116
Sekisui House Ltd.	12,930	357,520
General Motors Co.	6,000	269,040
Singapore Airlines Ltd.	50,000	264,634
Tesla, Inc.*	600	156,978
Lennar Corp. — Class A	800	149,984
Total Consumer, Cyclical		3,206,803

Basic Materials - 4.1%
Dow, Inc.	6,500	355,095
Reliance, Inc.	1,200	347,052
LyondellBasell Industries N.V. — Class A	3,362	322,416
Rio Tinto plc	4,300	304,593
Eastman Chemical Co.	2,500	279,875
Celanese Corp. — Class A	1,100	149,556
Nucor Corp.	900	135,306
Wheaton Precious Metals Corp.	2,200	134,417
Air Products and Chemicals, Inc.	400	119,096
Total Basic Materials		2,147,406

Energy - 3.7%
Phillips 66	3,040	399,608
Marathon Petroleum Corp.	2,451	399,293
Valero Energy Corp.	2,640	356,479
Chord Energy Corp.	1,600	208,368
Kinder Morgan, Inc.	9,000	198,810
DCC plc	2,400	163,491
Chevron Corp.	600	88,362
Aker BP ASA	4,000	85,751
Total Energy		1,900,162

Diversified - 0.4%
Jardine Matheson Holdings Ltd.	5,000	195,300

Total Common Stocks
(Cost $42,066,699)		50,231,410

EXCHANGE-TRADED FUNDS***,† - 2.9%
iShares MSCI EAFE ETF	8,927	746,565
SPDR S&P 500 ETF Trust	1,296	743,593
Total Exchange-Traded Funds
(Cost $1,422,921)		1,490,158

MONEY MARKET FUND***,† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.90%[2]	234,530	234,530
Total Money Market Fund
(Cost $234,530)		234,530

Total Investments - 99.9%
(Cost $43,724,150)		$51,956,098
Other Assets & Liabilities, net - 0.1%		69,171
Total Net Assets - 100.0%		$52,025,269

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $288,228 (cost $262,001), or 0.6% of total net assets.

[2]	Rate indicated is the 7-day yield as of September 30, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
WORLD EQUITY INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,231,410	$—	$—	$50,231,410
Exchange-Traded Funds	1,490,158	—	—	1,490,158
Money Market Fund	234,530	—	—	234,530
Total Assets	$51,956,098	$—	$—	$51,956,098

68 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $43,724,150)	$51,956,098
Foreign currency, at value (cost $9,424)	9,438
Cash	2,608
Prepaid expenses	32,560
Receivables:
Foreign tax reclaims	83,698
Dividends	68,882
Investment Adviser	1,615
Interest	992
Fund shares sold	347
Securities sold	17
Total assets	52,156,255

Liabilities:
Payable for:
Fund shares redeemed	51,737
Professional fees	38,757
Distribution and service fees	10,694
Transfer agent/maintenance fees	7,450
Distributions to shareholders	4,671
Fund accounting/administration fees	4,560
Trustees’ fees*	186
Due to Investment Adviser	134
Miscellaneous	12,797
Total liabilities	130,986
Net assets	$52,025,269

Net assets consist of:
Paid in capital	$41,498,950
Total distributable earnings (loss)	10,526,319
Net assets	$52,025,269
Class A:
Net assets	$45,968,922
Capital shares outstanding	2,616,097
Net asset value per share	$17.57
Maximum offering price per share (Net asset value divided by 95.25%)	$18.45
Class C:
Net assets	$2,599,880
Capital shares outstanding	181,328
Net asset value per share	$14.34
Class P:
Net assets	$98,988
Capital shares outstanding	5,578
Net asset value per share	$17.75

Institutional Class:
Net assets	$3,357,479
Capital shares outstanding	192,377
Net asset value per share	$17.45

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $114,274)	$1,413,359
Interest	15,873
Total investment income	1,429,232

Expenses:
Management fees	337,179
Distribution and service fees:
Class A	106,343
Class C	27,791
Class P	239
Transfer agent/maintenance fees:
Class A	68,890
Class C	3,319
Class P	250
Institutional Class	3,559
Registration fees	72,033
Professional fees	49,172
Fund accounting/administration fees	27,536
Custodian fees	16,814
Trustees’ fees*	13,515
Line of credit fees	1,197
Miscellaneous	39,084
Recoupment of previously waived fees:
Class A	411
Class C	43
Class P	1
Institutional Class	73
Total expenses	767,449
Less: Expenses reimbursed by Adviser:
Class A	(71,148)
Class C	(3,389)
Class P	(255)
Institutional Class	(3,850)
Expenses waived by Adviser	(99,974)
Total waived/reimbursed expenses	(178,616)
Net expenses	588,833
Net investment income	840,399

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,615,973
Futures contracts	99,668
Foreign currency transactions	28,132
Net realized gain	2,743,773
Net change in unrealized appreciation (depreciation) on:
Investments	7,685,717
Futures contracts	(183,425)
Foreign currency translations	6,138
Net change in unrealized appreciation (depreciation)	7,508,430
Net realized and unrealized gain	10,252,203
Net increase in net assets resulting from operations	$11,092,602

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 69

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$840,399	$827,459
Net realized gain on investments	2,743,773	196,753
Net change in unrealized appreciation (depreciation) on investments	7,508,430	5,558,023
Net increase in net assets resulting from operations	11,092,602	6,582,235

Distributions to shareholders:
Class A	(768,591)	(722,703)
Class C	(29,760)	(29,606)
Class P	(1,703)	(1,387)
Institutional Class	(54,773)	(62,449)
Total distributions to shareholders	(854,827)	(816,145)

Capital share transactions:
Proceeds from sale of shares
Class A	1,607,596	1,839,546
Class C	203,517	303,253
Class P	1,064	23,194
Institutional Class	1,388,085	359,897
Distributions reinvested
Class A	739,598	695,071
Class C	29,760	29,606
Class P	1,299	1,233
Institutional Class	54,443	62,113
Cost of shares redeemed
Class A	(4,592,926)	(4,132,861)
Class C	(875,233)	(536,800)
Class P	(18,515)	(275)
Institutional Class	(1,475,557)	(3,906,719)
Net decrease from capital share transactions	(2,936,869)	(5,262,742)
Net increase in net assets	7,300,906	503,348

Net assets:
Beginning of year	44,724,363	44,221,015
End of year	$52,025,269	$44,724,363

Capital share activity:
Shares sold
Class A	101,178	130,111
Class C	17,189	26,132
Class P	67	1,612
Institutional Class	85,631	25,667
Shares issued from reinvestment of distributions
Class A	45,106	48,930
Class C	2,243	2,549
Class P	78	86
Institutional Class	3,346	4,415
Shares redeemed
Class A	(291,196)	(292,035)
Class C	(66,359)	(47,251)
Class P	(1,157)	(18)
Institutional Class	(95,637)	(293,795)
Net decrease in shares	(199,511)	(393,597)

70 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$14.19	$12.49	$18.73	$15.03	$15.26
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	.26	.29	.28	.20
Net gain (loss) on investments (realized and unrealized)	3.39	1.70	(1.97)	3.79	(.12)[g]
Total from investment operations	3.67	1.96	(1.68)	4.07	.08
Less distributions from:
Net investment income	(.29)	(.25)	(.34)	(.34)	(.27)
Net realized gains	—	(.01)	(4.22)	(.03)	(.04)
Total distributions	(.29)	(.26)	(4.56)	(.37)	(.31)
Net asset value, end of period	$17.57	$14.19	$12.49	$18.73	$15.03

Total Return[b]	26.03%	15.69%	(13.44%)	27.13%	0.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,969	$39,183	$35,905	$44,337	$37,911
Ratios to average net assets:
Net investment income (loss)	1.78%	1.84%	1.87%	1.55%	1.36%
Total expenses[c]	1.57%	1.50%	1.39%	1.45%	1.48%
Net expenses[d,e,f]	1.19%	1.19%	1.20%	1.21%	1.22%
Portfolio turnover rate	122%	156%	162%	191%	192%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$11.59	$10.20	$16.03	$12.87	$13.06
Income (loss) from investment operations:
Net investment income (loss)[a]	.13	.13	.14	.13	.08
Net gain (loss) on investments (realized and unrealized)	2.76	1.39	(1.56)	3.24	(.10)[g]
Total from investment operations	2.89	1.52	(1.42)	3.37	(.02)
Less distributions from:
Net investment income	(.14)	(.12)	(.19)	(.18)	(.13)
Net realized gains	—	(.01)	(4.22)	(.03)	(.04)
Total distributions	(.14)	(.13)	(4.41)	(.21)	(.17)
Net asset value, end of period	$14.34	$11.59	$10.20	$16.03	$12.87

Total Return[b]	25.05%	14.87%	(14.11%)	26.22%	(0.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,600	$2,645	$2,518	$3,230	$2,893
Ratios to average net assets:
Net investment income (loss)	1.03%	1.10%	1.12%	0.81%	0.67%
Total expenses[c]	2.28%	2.25%	2.20%	2.28%	2.40%
Net expenses[d,e,f]	1.94%	1.94%	1.95%	1.96%	1.97%
Portfolio turnover rate	122%	156%	162%	191%	192%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 71

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$14.33	$12.60	$18.91	$15.17	$15.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	.26	.29	.30	.20
Net gain (loss) on investments (realized and unrealized)	3.43	1.71	(1.99)	3.80	(.11)[g]
Total from investment operations	3.71	1.97	(1.70)	4.10	.09
Less distributions from:
Net investment income	(.29)	(.23)	(.39)	(.33)	(.26)
Net realized gains	—	(.01)	(4.22)	(.03)	(.04)
Total distributions	(.29)	(.24)	(4.61)	(.36)	(.30)
Net asset value, end of period	$17.75	$14.33	$12.60	$18.91	$15.17

Total Return	26.06%	15.65%	(13.44%)	27.10%	0.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99	$94	$62	$118	$94
Ratios to average net assets:
Net investment income (loss)	1.75%	1.80%	1.82%	1.61%	1.36%
Total expenses[c]	1.67%	1.74%	1.62%	1.53%	1.56%
Net expenses[d,e,f]	1.19%	1.19%	1.20%	1.21%	1.22%
Portfolio turnover rate	122%	156%	162%	191%	192%

72 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$14.08	$12.40	$18.61	$14.94	$15.16
Income (loss) from investment operations:
Net investment income (loss)[a]	.31	.28	.36	.33	.25
Net gain (loss) on investments (realized and unrealized)	3.37	1.70	(1.98)	3.75	(.13)[g]
Total from investment operations	3.68	1.98	(1.62)	4.08	.12
Less distributions from:
Net investment income	(.31)	(.29)	(.37)	(.38)	(.30)
Net realized gains	—	(.01)	(4.22)	(.03)	(.04)
Total distributions	(.31)	(.30)	(4.59)	(.41)	(.34)
Net asset value, end of period	$17.45	$14.08	$12.40	$18.61	$14.94

Total Return	26.28%	15.97%	(13.18%)	27.38%	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,357	$2,802	$5,736	$2,985	$2,513
Ratios to average net assets:
Net investment income (loss)	1.95%	1.99%	2.36%	1.82%	1.66%
Total expenses[c]	1.30%	1.24%	1.13%	1.21%	1.50%
Net expenses[d,e,f]	0.94%	0.94%	0.95%	0.96%	0.97%
Portfolio turnover rate	122%	156%	162%	191%	192%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.00%*	—	0.01%	—	—
Class C	0.00%*	—	0.00%*	—	—
Class P	0.00%*	—	0.00%*	—	—
Institutional Class	0.00%*	0.00%	0.01%	0.02%	—

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.19%	1.18%	1.20%	1.21%	1.22%
Class C	1.94%	1.93%	1.95%	1.96%	1.97%
Class P	1.19%	1.18%	1.20%	1.21%	1.22%
Institutional Class	0.94%	0.93%	0.95%	0.96%	0.97%

[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to the fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Shares	Value
PREFERRED STOCKS†† - 0.8%

Energy - 0.8%
Venture Global LNG, Inc.
9.00%[1]	70,000	$70,954
Total Preferred Stocks
(Cost $70,000)		70,954

MONEY MARKET FUNDS***,† - 58.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	5,012,263	5,012,263
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[2]	51	51
Total Money Market Funds
(Cost $5,012,314)		5,012,314

	Face Amount
ASSET-BACKED SECURITIES†† - 29.5%
Collateralized Loan Obligations - 13.5%
Cerberus Loan Funding XLVIII LLC
2024-4A AN, due 10/15/36◊,1	200,000	200,327
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	116,984	116,963
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 7.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,1	100,000	101,152
Owl Rock CLO XIII LLC
2023-13A A, 7.36% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,1	100,000	100,593
Owl Rock CLO X LLC
2023-10A A, 7.73% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,1	100,000	100,489
BCRED MML CLO 2022-1 LLC
2022-1A A1, 6.93% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,1	100,000	100,100
Barings CLO Limited 2022-III
2024-3A BR, due 10/20/37◊,1	100,000	100,000
Ares Direct Lending CLO 2 LLC
2024-2A B, due 10/20/36◊,1	100,000	100,000
BSPRT Issuer LLC
2024-FL11 B, 7.46% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,1	100,000	99,813

BDS LLC
2024-FL13 AS, 7.19% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,1	100,000	99,748
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,1	36,156	36,163
Total Collateralized Loan Obligations		1,155,348

Whole Business - 5.2%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[1]	100,000	105,709
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[1]	99,500	102,273
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[1]	99,000	97,379
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[1]	96,000	91,655
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[1]	50,000	50,039
Total Whole Business		447,055

Transport-Aircraft - 4.1%
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[1]	250,000	249,644
Slam Ltd.
2024-1A, 5.34% due 09/15/49[1]	100,000	99,731
Total Transport-Aircraft		349,375

Infrastructure - 1.8%
Vantage Data Centers Issuer LLC
2024-1A, due 09/15/54[1,5]	100,000	100,000
SBA Tower Trust
4.83% due 10/15/29[1]	50,000	49,710
Total Infrastructure		149,710

Financial - 1.5%
ST Group Food Industries Holdings Ltd.
due 11/10/25[5]	75,000	75,000
due 11/10/25[5]	50,000	50,000
Total Financial		125,000

Unsecured Consumer Loans - 1.2%
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[1]	100,000	100,179

Net Lease - 1.1%
Capital Automotive REIT
2024-3A, due 10/15/54[1,5]	100,000	96,516

Single Family Residence - 1.1%
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[1]	100,000	95,590
Total Asset-Backed Securities
(Cost $2,517,485)		2,518,773

74 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.0%
Residential Mortgage-Backed Securities - 13.1%
OBX Trust
2024-NQM13, 5.37% due 06/25/64[1,3]	99,466	$99,786
2024-NQM12, 5.83% due 07/25/64[1,3]	98,611	99,237
PRPM LLC
2024-5, due 09/25/29[1,3,5]	150,000	150,039
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,1	120,000	101,227
FIGRE Trust
2024-HE4, 5.06% (WAC) due 09/25/54◊,1	100,000	100,405
BRAVO
2024-NQM6, 5.66% due 08/01/64[1,3]	99,863	100,395
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[1]	100,000	99,915
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[1,3]	99,458	96,369
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	93,241	92,537
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[1,3]	100,000	92,322
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,1	82,395	84,377
Total Residential Mortgage-Backed Securities		1,116,609

Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,1,4	917,092	54,608

Commercial Mortgage-Backed Securities - 0.3%
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	25,000	23,451
Total Collateralized Mortgage Obligations
(Cost $1,192,351)		1,194,668

CORPORATE BONDS†† - 5.7%
Consumer, Non-cyclical - 2.1%
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[1]	50,000	52,850
Performance Food Group, Inc.
6.13% due 09/15/32[1]	25,000	25,546
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[1]	25,000	25,114
Graham Holdings Co.
5.75% due 06/01/26[1]	25,000	24,989
Williams Scotsman, Inc.
6.13% due 06/15/25[1]	25,000	24,975
AMN Healthcare, Inc.
4.63% due 10/01/27[1]	25,000	24,437
Total Consumer, Non-cyclical		177,911

Financial - 1.3%
American National Group, Inc.
5.75% due 10/01/29	60,000	60,347
Ryan Specialty LLC
5.88% due 08/01/32[1]	25,000	25,416
Focus Financial Partners LLC
6.75% due 09/15/31[1]	25,000	25,239
Total Financial		111,002

Consumer, Cyclical - 1.2%
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[1]	25,000	25,890
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[1]	25,000	25,474
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[1]	25,000	25,361
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[1]	25,000	25,326
Total Consumer, Cyclical		102,051

Energy - 0.6%
Viper Energy, Inc.
5.38% due 11/01/27[1]	25,000	24,898
Buckeye Partners, LP
4.13% due 03/01/25[1]	25,000	24,792
Total Energy		49,690

Technology - 0.3%
ACI Worldwide, Inc.
5.75% due 08/15/26[1]	25,000	24,993

Industrial - 0.2%
Atkore, Inc.
4.25% due 06/01/31[1]	25,000	22,855
Total Corporate Bonds
(Cost $483,842)		488,502

SENIOR FLOATING RATE INTERESTS††,◊ - 3.4%
Industrial - 1.3%
Artera Services LLC
due 02/15/31	30,000	29,170
StandardAero
due 08/24/28	25,000	25,005
Service Logic Acquisition, Inc.
8.31% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	24,938	24,984
TransDigm, Inc.
7.32% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/09/32	25,000	24,896
Capstone Acquisition Holdings, Inc.
9.45% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,195	9,143
Total Industrial		113,198

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
Financial - 0.7%
Alliant Holdings Intermediate LLC
due 09/19/31	25,000	$24,851
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,935	24,400
Asurion LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	10,000	9,813
Total Financial		59,064

Consumer, Cyclical - 0.6%
PCI Gaming Authority, Inc.
due 07/18/31	30,000	29,802
Truck Hero, Inc.
due 01/31/28	10,000	9,822
Crash Champions Inc.
9.85% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	10,000	9,600
Total Consumer, Cyclical		49,224

Consumer, Non-cyclical - 0.4%
Froneri US, Inc.
due 09/16/31	25,000	24,892
HAH Group Holding Co. LLC
due 09/17/31	10,000	9,857
Total Consumer, Non-cyclical		34,749

Utilities — 0.3%
Calpine Construction Finance Company, LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	25,000	24,827

Technology - 0.1%
DS Admiral Bidco LLC
due 06/26/31	10,000	9,600
Total Senior Floating Rate Interests
(Cost $292,273)		290,662

Total Investments - 112.2%
(Cost $9,568,265)		$9,575,873
Other Assets & Liabilities, net - (12.2)%		(1,044,979)
Total Net Assets - 100.0%		$8,530,894

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,087,550 (cost $4,078,707), or 47.9% of total net assets.

[2]	Rate indicated is the 7-day yield as of September 30, 2024.
[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]	Security is unsettled at period end and does not have a stated effective rate.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

76 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$70,954	$—	$70,954
Money Market Funds	5,012,314	—	—	5,012,314
Asset-Backed Securities	—	2,518,773	—	2,518,773
Collateralized Mortgage Obligations	—	1,194,668	—	1,194,668
Corporate Bonds	—	488,502	—	488,502
Senior Floating Rate Interests	—	281,519	9,143	290,662
Total Assets	$5,012,314	$4,554,416	$9,143	$9,575,873

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 9)	$—	$—	$5	$5

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 77

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $9,568,265)	$9,575,873
Cash	69,989
Receivables:
Investment Adviser	29,693
Interest	20,688
Total assets	9,696,243

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $-)	5
Payable for:
Securities purchased	1,135,713
Fund accounting/administration fees	3,219
Transfer agent fees	1,545
Trustees’ fees*	564
Miscellaneous	24,303
Total liabilities	1,165,349
Net assets	$8,530,894

Net assets consist of:
Paid in capital	$8,523,432
Total distributable earnings (loss)	7,462
Net assets	$8,530,894
Capital shares outstanding	425,621
Net asset value per share	$20.04

STATEMENT OF OPERATIONS
Period Ended September 30, 2024**

Investment Income:
Interest	$23,277
Total investment income	23,277

Expenses:
Transfer agent fees	1,545
Professional fees	23,070
Fund accounting/administration fees	3,219
Trustees’ fees*	564
Custodian fees	481
Line of credit fees	15
Interest expense	8
Miscellaneous	814
Total expenses	29,716
Less:
Expenses reimbursed by Adviser	(29,693)
Net expenses	23
Net investment income	23,254

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	37
Net realized gain	37
Net change in unrealized appreciation (depreciation) on:
Investments	7,603
Net change in unrealized appreciation (depreciation)	7,603
Net realized and unrealized gain	7,640
Net increase in net assets resulting from operations	$30,894

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: August 14, 2024.

78 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,254
Net realized gain on investments	37
Net change in unrealized appreciation (depreciation) on investments	7,603
Net increase in net assets resulting from operations	30,894

Distributions to shareholders	(23,432)

Capital share transactions:
Proceeds from sale of shares	8,500,000
Distributions reinvested	23,432
Cost of shares redeemed	—
Net increase from capital share transactions	8,523,432
Net increase in net assets	8,530,894

Net assets:
Beginning of period	—
End of period	$8,530,894

Capital share activity:
Shares sold	424,451
Shares issued from reinvestment of distributions	1,170
Shares redeemed	—
Net increase in shares	425,621

[a]	Since commencement of operations: August 14, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 79

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

SMA Class	Period Ended September 30, 2024[a]
Per Share Data
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.14
Net gain (loss) on investments (realized and unrealized)	.04
Total from investment operations	.18
Less distributions from:
Net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$20.04

Total Return	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,531
Ratios to average net assets:
Net investment income (loss)	0.67%
Total expenses	0.85%
Net expenses[c]	— [d]
Portfolio turnover rate	— [e]

[a]	Since commencement of operations: August 14, 2024.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than 0.01%
[e]	Less than 1.0%.

80 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Shares	Value
MONEY MARKET FUNDS***,† - 11.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	400,903	$400,903
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[1]	50	50
Total Money Market Funds
(Cost $400,953)		400,953

	Face Amount
ASSET-BACKED SECURITIES†† - 56.4%
Collateralized Loan Obligations - 26.8%
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	$144,625	144,653
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 7.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,2	100,000	101,152
Owl Rock CLO XIII LLC
2023-13A A, 7.36% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,2	100,000	100,593
Owl Rock CLO X LLC
2023-10A A, 7.73% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	100,000	100,489
BCRED MML CLO 2022-1 LLC
2022-1A A1, 6.93% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,2	100,000	100,100
Ares Direct Lending CLO 2 LLC
2024-2A B, due 10/20/36◊,2	100,000	100,000
Barings CLO Limited 2022-III
2024-3A BR, due 10/20/37◊,2	100,000	100,000
BSPRT Issuer LLC
2024-FL11 B, 7.46% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	100,000	99,813
BDS LLC
2024-FL13 AS, 7.19% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,2	100,000	99,748
Total Collateralized Loan Obligations		946,548

Whole Business - 12.7%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	100,000	105,709
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[2]	99,500	102,273

Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	99,000	97,379
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	96,000	91,655
Subway Funding LLC
2024-3A, 5.25% due 07/30/54[2]	50,000	49,990
Total Whole Business		447,006

Transport-Aircraft - 9.9%
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	250,000	249,644
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	100,000	99,731
Total Transport-Aircraft		349,375

Unsecured Consumer Loans - 2.9%
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[2]	100,000	100,179

Single Family Residence - 2.7%
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	95,590

Infrastructure - 1.4%
SBA Tower Trust
4.83% due 10/15/29[2]	50,000	49,710
Total Asset-Backed Securities
(Cost $1,987,453)		1,988,408

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.0%
Residential Mortgage-Backed Securities - 27.4%
OBX Trust
2024-NQM13, 5.37% due 06/25/64[2,3]	99,466	99,786
2024-NQM12, 5.83% due 07/25/64[3]	98,611	99,237
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	120,000	101,227
FIGRE Trust
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	100,000	100,405
BRAVO
2024-NQM6, 5.66% due 08/01/64[2,3]	99,863	100,395
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	100,000	99,915
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[2,3]	99,458	96,369
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	93,241	92,537
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,3]	100,000	92,322
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	82,395	84,377
Total Residential Mortgage-Backed Securities		966,570

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount	Value
Commercial Mortgage-Backed Securities - 0.6%
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	25,000	$23,451
Total Collateralized Mortgage Obligations
(Cost $987,469)		990,021

CORPORATE BONDS†† - 7.5%
Consumer, Non-cyclical - 2.8%
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[2]	25,000	25,114
Graham Holdings Co.
5.75% due 06/01/26[2]	25,000	24,989
Williams Scotsman, Inc.
6.13% due 06/15/25[2]	25,000	24,975
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	25,000	24,437
Total Consumer, Non-cyclical		99,515

Consumer, Cyclical - 1.5%
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[2]	25,000	25,890
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[2]	25,000	25,361
Total Consumer, Cyclical		51,251

Energy - 1.4%
Viper Energy, Inc.
5.38% due 11/01/27[2]	25,000	24,898
Buckeye Partners, LP
4.13% due 03/01/25[2]	25,000	24,792
Total Energy		49,690

Financial - 1.1%
American National Group, Inc.
5.75% due 10/01/29	30,000	30,173
Focus Financial Partners LLC
6.75% due 09/15/31[2]	10,000	10,096
Total Financial		40,269

Technology - 0.7%
ACI Worldwide, Inc.
5.75% due 08/15/26[2]	25,000	24,993
Total Corporate Bonds
(Cost $264,306)		265,718

SENIOR FLOATING RATE INTERESTS††,◊ - 6.6%
Industrial - 2.4%
StandardAero
due 08/24/28	25,000	25,005
Service Logic Acquisition, Inc.
8.31% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	24,938	24,984
TransDigm, Inc.
7.32% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	25,000	24,896
Capstone Acquisition Holdings, Inc.
9.45% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,195	9,143
Total Industrial		84,028

Financial - 1.4%
Ryan Specialty LLC
7.35% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	25,000	24,945
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,935	24,401
Total Financial		49,346

Consumer, Cyclical - 1.1%
PCI Gaming Authority, Inc.
due 07/18/31	30,000	29,802
Truck Hero, Inc.
due 01/31/28	10,000	9,822
Total Consumer, Cyclical		39,624

Consumer, Non-cyclical - 1.0%
Froneri US, Inc.
due 09/16/31	25,000	24,892
HAH Group Holding Co. LLC
due 09/17/31	10,000	9,857
Total Consumer, Non-cyclical		34,749

Utilities - 0.7%
Calpine Construction Finance Company, LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	25,000	24,826
Total Senior Floating Rate Interests
(Cost $233,183)		232,573

Total Investments - 109.9%
(Cost $3,873,364)		$3,877,673
Other Assets & Liabilities, net - (9.9)%		(350,699)
Total Net Assets - 100.0%		$3,526,974

82 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2024.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,213,974 (cost $3,209,243), or 91.1% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$400,953	$—	$—	$400,953
Asset-Backed Securities	—	1,988,408	—	1,988,408
Collateralized Mortgage Obligations	—	990,021	—	990,021
Corporate Bonds	—	265,718	—	265,718
Senior Floating Rate Interests	—	223,430	9,143	232,573
Total Assets	$400,953	$3,467,577	$9,143	$3,877,673

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 9)	$—	$—	$5	$5

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28

84 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $3,873,364)	$3,877,673
Receivables:
Investment Adviser	29,697
Interest	19,415
Total assets	3,926,785

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $–)	5
Overdraft due to custodian bank	517
Payable for:
Securities purchased	369,661
Professional fees	23,070
Fund accounting /administration fees	3,219
Transfer agent fees	1,545
Trustees’ fees*	564
Miscellaneous	1,230
Total liabilities	399,811
Net assets	$3,526,974

Net assets consist of:
Paid in capital	$3,522,813
Total distributable earnings (loss)	4,161
Net assets	$3,526,974
Capital shares outstanding	176,102
Net asset value per share	$20.03

STATEMENT OF OPERATIONS
Period Ended September 30, 2024**

Investment Income:
Interest	$22,650
Total investment income	22,650

Expenses:
Transfer agent fees	1,545
Professional fees	23,070
Fund accounting / administration fees	3,219
Trustees’ fees*	564
Custodian fees	480
Line of credit fees	12
Miscellaneous	819
Total expenses	29,709
Less:
Expenses reimbursed by Adviser	(29,697)
Net expenses	12
Net investment income	22,638

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30
Net realized gain	30
Net change in unrealized appreciation (depreciation) on:
Investments	4,304
Net change in unrealized appreciation (depreciation)	4,304
Net realized and unrealized gain	4,334
Net increase in net assets resulting from operations	$26,972

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: August 14, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 85

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,638
Net realized gain on investments	30
Net change in unrealized appreciation (depreciation) on investments	4,304
Net increase in net assets resulting from operations	26,972

Distributions to shareholders	(22,811)

Capital share transactions:
Proceeds from sale of shares	3,500,002
Distributions reinvested	22,811
Cost of shares redeemed	—
Net increase from capital share transactions	3,522,813
Net increase in net assets	3,526,974

Net assets:
Beginning of period	—
End of period	$3,526,974

Capital share activity:
Shares sold	174,962
Shares issued from reinvestment of distributions	1,140
Shares redeemed	—
Net increase in shares	176,102

[a]	Since commencement of operations: August 14, 2024.

86 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

SMA Class	Period Ended September 30, 2024[a]
Per Share Data
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.15
Net gain (loss) on investments (realized and unrealized)	.03
Total from investment operations	.18
Less distributions from:
Net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$20.03

Total Return	0.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,527
Ratios to average net assets:
Net investment income (loss)	0.74%
Total expenses	0.97%
Net expenses[c]	— [d]
Portfolio turnover rate	— [e]

[a]	Since commencement of operations: August 14, 2024.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than 0.01%.
[e]	Less than 1.0%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS	September 30, 2024
CORE BOND FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Vacasa, Inc. — Class A*	1,596	$4,485

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62

Industrial - 0.0%
Constar International Holdings LLC*,†††	68	—

Total Common Stocks
(Cost $318,203)		4,547

PREFERRED STOCKS†† - 1.5%
Financial - 1.5%
Charles Schwab Corp.
4.00%	8,500,000	7,601,482
Wells Fargo & Co.
3.90%	5,550,000	5,394,077
State Street Corp.
6.70%	4,870,000	5,045,257
Bank of New York Mellon Corp.
3.75%	3,900,000	3,680,942
MetLife, Inc.
3.85%	3,520,000	3,463,174
JPMorgan Chase & Co.
3.65%	2,350,000	2,273,488
Markel Group, Inc.
6.00%	1,360,000	1,358,531
CNO Financial Group, Inc.
5.13% due 11/25/60	47,950	1,032,843
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,005,000
Depository Trust & Clearing Corp.
3.38%[3]	1,000,000	955,617
First Republic Bank
4.25%*	77,975	31
Total Financial		31,810,442

Industrial - 0.0%
Constar International Holdings LLC*,†††	7	—
Total Preferred Stocks
(Cost $34,906,865)		31,810,442

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	6,510	29
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		55

MONEY MARKET FUNDS***,† - 6.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[4]	127,494,124	127,494,124
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[4]	123,739	123,739
Total Money Market Funds
(Cost $127,617,863)		127,617,863

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.4%
Government Agency - 21.2%
Uniform MBS 30 Year TBA
due 12/01/24[12]	$53,462,754	53,439,979
due 12/01/24[12]	42,250,000	37,947,260
due 01/01/25[12]	29,737,500	29,232,706
due 11/01/24[12]	16,091,246	16,081,446
due 12/01/24[12]	18,405,000	15,895,497
due 12/01/24[12]	16,012,500	15,744,211
due 12/01/24[12]	15,965,000	13,235,359
due 11/01/24[12]	10,095,792	10,214,720
Fannie Mae
5.50% due 05/01/53	27,410,507	27,761,236
3.00% due 05/01/52	18,046,227	16,198,681
5.00% due 05/01/53	12,796,114	12,802,509
5.50% due 06/01/54	10,626,192	10,750,501
6.00% due 07/01/54	9,487,909	9,796,561
5.50% due 07/01/54	9,589,543	9,763,345
5.00% due 04/01/53	7,633,461	7,637,829
5.00% due 06/01/53	7,095,505	7,140,514
5.00% due 08/01/53	5,557,874	5,560,769
6.00% due 09/01/54	3,323,617	3,426,633
5.50% due 09/01/54	3,322,678	3,378,345
6.50% due 04/25/49	3,169,080	3,223,614
2.78% due 05/01/51	2,608,428	2,085,680
2.32% due 02/01/51	1,971,158	1,508,412
2.00% due 09/01/50	1,988,804	1,471,275
2.11% due 10/01/50	1,757,244	1,320,966
2.27% due 02/01/51	1,641,102	1,248,247
2.39% due 02/01/51	1,366,335	1,056,620
4.24% due 08/01/48	984,630	939,327
2.58% due 10/01/51	1,144,647	898,217
3.46% due 08/01/49	913,696	816,637
4.37% due 10/01/48	687,987	678,981
4.25% due 05/01/48	603,053	582,487
due 12/25/43[5]	627,216	481,449
Freddie Mac
6.00% due 08/01/54	19,149,466	19,763,820
5.50% due 09/01/53	14,922,356	15,303,684
5.50% due 06/01/53	12,141,094	12,318,558
5.50% due 06/01/54	11,886,875	12,025,320
5.00% due 04/01/53	7,613,478	7,617,443
5.00% due 03/01/53	4,183,090	4,186,252

88 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
6.00% due 09/01/54	$2,085,000	$2,148,233
5.50% due 09/01/54	2,060,000	2,100,516
1.98% due 05/01/50	1,312,625	958,195
GNMA II 30Year TBA
due 10/21/24[12]	28,336,548	28,607,162
Ginnie Mae
due 12/01/24[12]	9,470,000	9,477,765
6.00% due 06/20/47	896,700	906,078
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,013,644	2,474,862
2.00% due 11/25/59	1,140,484	934,586
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	17,352,474	1,549,609
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	816,356	669,266
Total Government Agency		443,361,362

Residential Mortgage-Backed Securities - 6.6%
OBX Trust
2023-NQM9, 7.66% due 10/25/63[3,7]	3,296,031	3,382,965
2024-NQM4, 6.22% due 01/25/64[3,7]	2,749,539	2,780,575
2024-NQM5, 6.29% due 01/25/64[3,7]	1,573,948	1,593,710
2024-NQM6, 6.85% due 02/25/64[3,7]	1,439,238	1,468,314
2024-NQM5, 5.99% due 01/25/64[3,7]	1,349,098	1,366,673
2024-NQM6, 6.45% due 02/25/64[3,7]	1,114,249	1,138,661
2024-NQM7, 6.24% due 03/25/64[3,7]	939,580	955,804
2024-NQM7, 6.60% due 03/25/64[3,7]	939,580	954,964
2024-NQM6, 6.70% due 02/25/64[3,7]	928,541	946,557
2024-NQM8, 6.59% due 05/25/64[3,7]	896,854	911,973
2024-NQM5, 6.39% due 01/25/64[3,7]	899,399	910,008
2024-NQM3, 6.13% due 12/25/63[3,7]	857,983	871,603
2024-NQM3, 6.33% due 12/25/63[3,7]	857,983	868,768
2024-NQM3, 6.43% due 12/25/63[7]	857,983	867,892
2022-NQM8, 6.10% due 09/25/62[7]	796,440	797,475
2024-NQM8, 6.23% due 05/25/64[3,7]	755,245	768,254
2024-NQM7, 6.45% due 03/25/64[3,7]	563,748	572,528
2022-NQM9, 6.45% due 09/25/62[3,7]	536,107	540,711
2024-NQM2, 6.18% due 12/25/63[7]	447,850	451,806
COLT Mortgage Loan Trust
2023-4, 7.62% due 10/25/68[3,7]	3,398,864	3,489,675
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	2,894,323
2023-3, 7.18% due 09/25/68[3,7]	2,611,602	2,672,013
2024-1, 6.14% due 02/25/69[3,7]	1,288,530	1,301,878
2024-2, 6.13% due 04/25/69[3,7]	985,340	997,686
2023-3, 7.58% due 09/25/68[3,7]	842,452	863,529
2024-2, 6.33% due 04/25/69[3,7]	447,882	453,482
2024-2, 6.43% due 04/25/69[3,7]	447,882	453,481
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[3,7]	4,527,644	4,585,435
2024-4, 6.20% due 01/25/69[3,7]	2,518,694	2,565,154
2024-3, 4.80% due 11/26/68[3,7]	1,856,943	1,851,091
2023-1, 4.75% due 09/26/67[3,7]	1,392,571	1,380,303
2024-4, 6.50% due 01/25/69[3,7]	764,604	774,560
2024-4, 6.40% due 01/25/69[3,7]	359,813	365,169
2020-1, 2.77% (WAC) due 12/25/59◊,3	235,019	224,910
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	7,741,134	7,193,880
2021-13, 2.50% (WAC) due 04/25/52◊,3	3,462,862	3,218,450
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	3,034,982	3,107,282
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	2,669,038	2,717,346
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	1,650,000	1,656,683
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	1,238,166	1,258,953
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	2,973,968	2,840,322
2023-NQM3, 7.34% due 08/25/68[3,7]	1,674,524	1,710,624
2023-NQM3, 6.89% due 08/25/68[3,7]	1,674,520	1,706,282
2024-NQM2, 6.54% due 06/25/59[7]	890,559	903,918
2024-NQM2, 6.09% due 06/25/59[7]	445,280	451,684
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[7]	4,195,046	4,225,035
2023-2, 6.85% due 03/25/68[7]	1,470,604	1,487,157
2023-7, 7.42% due 10/25/68[3,7]	1,231,308	1,260,291
2019-4, 3.85% due 11/25/59[3]	360,626	354,855
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[7]	1,728,769	1,710,944
2024-NQM3, 6.39% due 03/25/64[7]	1,529,216	1,550,800
2023-NQM8, 7.10% due 10/25/63[3,7]	1,324,996	1,352,173
2021-HE1, 6.78% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	1,000,000	998,608
2024-CES1, 6.38% due 04/25/54[3,7]	926,557	940,289
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	3,208,858	3,260,411
2024-CES4, 6.15% due 06/25/44[3,7]	2,652,643	2,695,121
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	5,810,000	5,004,237
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	2,175,896
2024-RPL2, 3.50% due 05/25/54[3]	2,025,714	1,958,711
2023-RCF1, 4.00% due 06/25/53[3,7]	821,395	807,908
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	4,835,709	4,454,318
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	147,044	138,211
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[3]	1,800,000	1,798,650
2024-NQM2, 5.42% due 09/25/64[3]	1,800,000	1,798,470
2019-6A, 3.50% (WAC) due 09/25/59◊,3	375,465	358,568
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,7]	4,050,000	3,739,025
Vista Point Securitization Trust
2024-CES2, 5.25% due 10/25/54[3,7]	3,300,000	3,302,297
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,3	1,730,287	1,771,920
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	729,580	739,223
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	2,446,594	2,345,224
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.04% (WAC) due 07/25/69◊,3	1,000,000	997,620
2024-NQM3, 5.35% due 07/25/69[3,7]	1,000,000	997,560

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	$1,764,332	$1,782,764
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	1,594,520	1,640,613
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	807,355	761,856
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	807,355	756,556
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	650,275	621,524
2020-1, 2.56% (WAC) due 02/25/50◊,3	650,275	621,029
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,207,200
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,830,924	841,661
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	629,411	620,285
2020-NQM1, 2.72% due 05/25/65[3,7]	167,352	155,864
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	640,919
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,343,484	532,978
RALI Series Trust
2006-QO2, 5.41% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	263,486
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	220,202	180,976
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.30% (WAC) due 11/25/33◊	199,061	174,381
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊	73,058	71,170
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	2,810	2,801
Total Residential Mortgage-Backed Securities		136,886,939

Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,3	3,490,000	3,452,919
2021-VOLT, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,424,125
2024-AIRC, 6.79% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	1,050,000	1,051,312
2024-AIRC, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	1,000,000	1,001,250
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,301,818
2020-GC45, 0.77% (WAC) due 02/13/53◊,6	18,628,235	483,736
2019-GC42, 0.93% (WAC) due 09/10/52◊,6	13,886,531	436,715
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.30% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,518,280
2016-JP3, 3.56% (WAC) due 08/15/49◊	4,000,000	3,305,145
DBGS Mortgage Trust
2018-C1, 4.80% (WAC) due 10/15/51◊	7,000,000	6,565,982
BX Trust
2024-VLT4, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	1,700,000	1,695,750
2024-VLT4, 7.04% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	1,450,000	1,450,000
SMRT
2022-MINI, 7.05% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,963,916
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.72% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	993,977
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	1,000,000	955,032
Life Mortgage Trust
2021-BMR, 6.61% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	1,586,268	1,554,754
BMP Trust
2024-MF23, 6.74% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	1,000,000	996,875
Extended Stay America Trust
2021-ESH, 7.46% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	980,139	982,033
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,6	19,550,246	442,557
2018-B6, 0.55% (WAC) due 10/10/51◊,6	28,307,505	294,625
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,6	19,592,684	487,748
2016-C2, 1.80% (WAC) due 08/10/49◊,6	2,151,471	44,453
2016-GC37, 1.81% (WAC) due 04/10/49◊,6	2,745,030	42,693
2016-P5, 1.52% (WAC) due 10/10/49◊,6	1,529,288	28,987
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,6	10,958,592	378,980
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50◊,6	7,740,263	181,808
SG Commercial Mortgage Securities Trust
2016-C5, 1.98% (WAC) due 10/10/48◊,6	6,992,223	155,897

90 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
COMM Mortgage Trust
2015-CR24, 0.83% (WAC) due 08/10/48◊,6	$35,130,568	$103,010
2015-CR26, 1.04% (WAC) due 10/10/48◊,6	7,967,717	33,451
Morgan Stanley Capital I Trust
2016-UB11, 1.57% (WAC) due 08/15/49◊,6	5,578,450	111,534
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.63% (WAC) due 06/15/49◊,6	6,110,768	97,521
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	3,160,688	42,320
2016-C37, 0.92% (WAC) due 12/15/49◊,6	2,354,378	30,132
CFCRE Commercial Mortgage Trust
2016-C3, 1.11% (WAC) due 01/10/48◊,6	4,730,800	38,113
CD Mortgage Trust
2016-CD1, 1.48% (WAC) due 08/10/49◊,6	2,007,856	29,837
Total Commercial Mortgage-Backed Securities		42,677,285

Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,3	6,730,869	6,229,239
2015-R1, 4.45% (WAC) due 11/25/52◊,3	2,691,878	2,531,751
2015-R1, 0.70% (WAC) due 11/25/55◊,3,6	9,851,139	616,807
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	2,207,981	2,048,918
2007-ROBS, 6.06% due 10/10/52†††,3	445,548	398,761
2007-AETC, 5.75% due 02/10/52†††,3	261,746	237,921
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	1,400,530	1,278,642
Total Military Housing		13,342,039

Total Collateralized Mortgage Obligations
(Cost $648,876,065)		636,267,625

U.S. GOVERNMENT SECURITIES†† - 24.8%
U.S. Treasury Notes
4.13% due 03/31/31	85,832,400	88,165,968
4.63% due 04/30/31	60,000,000	63,386,719
3.75% due 08/31/31	56,220,000	56,518,669
3.38% due 09/15/27	50,000,000	49,746,094
4.63% due 04/30/29	22,800,000	23,808,188
4.13% due 06/15/26	260,000	261,757
U.S. Treasury Bonds
due 05/15/51[5,8]	167,110,000	54,894,425
due 11/15/53[5,8]	46,000,000	14,391,653
due 08/15/53[5,8]	35,000,000	10,918,288
due 02/15/52[5,8]	29,980,000	9,572,869
4.38% due 11/15/39	8,880,000	9,288,966
due 02/15/46[6,8]	23,500,000	9,112,052
due 02/15/54[5,8]	28,290,000	8,710,241
due 05/15/44[6,8]	20,000,000	8,385,151
due 08/15/54[5,8]	14,290,000	4,334,874
due 11/15/44[6,8]	4,600,000	1,885,043
4.25% due 08/15/54	1,200,000	1,225,500
United States Treasury Inflation Indexed Bonds
2.13% due 04/15/29[13]	23,713,642	24,371,031
0.13% due 10/15/25[13]	16,970,660	16,640,943
0.38% due 01/15/27[13]	16,890,183	16,409,425
0.13% due 04/15/25[13]	16,475,210	16,181,649
1.25% due 04/15/28[13]	10,873,982	10,770,796
0.50% due 01/15/28[13]	9,920,356	9,605,004
0.13% due 04/15/27[13]	9,078,937	8,739,878
1.38% due 07/15/33[13]	1,998,766	1,970,107
Total U.S. Government Securities
(Cost $510,002,053)		519,295,290

CORPORATE BONDS†† - 24.0%
Financial - 12.7%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	6,200,000	5,314,764
3.25% due 11/15/30	4,000,000	3,517,680
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	7,115,754
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	6,987,278
Societe Generale S.A.
5.52% due 01/19/28[2,3]	5,500,000	5,576,470
3.34% due 01/21/33[2,3]	1,300,000	1,142,667
Morgan Stanley
6.63% due 11/01/34[2]	4,000,000	4,524,182
5.94% due 02/07/39[2]	1,950,000	2,047,408
American National Group, Inc.
5.00% due 06/15/27	5,036,000	5,067,772
5.75% due 10/01/29	1,000,000	1,005,779
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	3,139,266
5.70% due 07/01/34	2,750,000	2,839,446
Wilton RE Ltd.
6.00%[2,3,9]	6,237,000	5,762,388
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	5,486,827
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,486,400
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,320,373
6.20% due 04/14/34	1,650,000	1,766,311
2.63% due 10/15/31	1,400,000	1,214,343
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,359,034
5.30% due 01/15/29	900,000	915,289
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	2,098,418
2.80% due 06/15/31	1,931,000	1,695,168
6.10% due 04/01/34	1,400,000	1,479,540
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	5,246,437
Brighthouse Financial Global Funding
5.65% due 06/10/29[3]	4,975,000	5,138,901
Citigroup, Inc.
5.83% due 02/13/35[2]	4,900,000	5,117,298
Global Atlantic Finance Co.
7.95% due 06/15/33[3]	3,841,000	4,384,281
6.75% due 03/15/54[3]	639,000	679,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
CNA Financial Corp.
5.13% due 02/15/34	$4,950,000	$5,061,840
LPL Holdings, Inc.
4.38% due 05/15/31[3]	3,060,000	2,883,817
6.00% due 05/20/34	1,490,000	1,557,447
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,412,205
Allianz SE
3.20% [2,3,9]	5,000,000	4,281,613
Iron Mountain, Inc.
4.50% due 02/15/31[3]	1,917,000	1,818,460
5.25% due 07/15/30[3]	1,283,000	1,266,801
5.63% due 07/15/32[3]	1,000,000	997,434
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	4,016,000	4,035,139
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,020,502
5.45% due 09/30/34	1,000,000	995,399
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,736,515
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	2,022,116
3.25% due 07/15/27	1,800,000	1,704,754
CoStar Group, Inc.
2.80% due 07/15/30[3]	4,130,000	3,720,762
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,867,474
2.69% due 06/23/32[2,3]	2,000,000	1,740,865
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,425,609
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,406,025
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	3,570,000	3,335,209
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,284,454
5.63% due 08/16/32	1,000,000	1,036,079
Brookfield Finance, Inc.
5.97% due 03/04/54	1,300,000	1,411,919
4.70% due 09/20/47	650,000	600,892
3.50% due 03/30/51	630,000	475,047
3.63% due 02/15/52	620,000	467,858
5.68% due 01/15/35	300,000	314,877
CNO Financial Group, Inc.
6.45% due 06/15/34	2,410,000	2,547,652
5.25% due 05/30/29	700,000	708,467
Nuveen LLC
5.85% due 04/15/34[3]	2,150,000	2,276,902
5.55% due 01/15/30[3]	700,000	732,993
Old Republic International Corp.
5.75% due 03/28/34	2,850,000	2,989,454
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	3,687,000	2,985,603
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,900,332
Pacific Beacon LLC
5.51% due 07/15/36[3]	2,900,000	2,858,112
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,687,330
UBS Group AG
3.09% due 05/14/32[2,3]	2,950,000	2,660,172
Ares Finance Company II LLC
3.25% due 06/15/30[3]	2,760,000	2,575,876
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	2,450,000	2,492,004
TPG Operating Group II, LP
5.88% due 03/05/34	2,300,000	2,452,168
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,329,486
Voya Financial, Inc.
4.80% due 06/15/46	2,500,000	2,268,448
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,256,742
Fidelity National Financial, Inc.
3.40% due 06/15/30	2,350,000	2,188,528
2.45% due 03/15/31	70,000	60,672
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,241,963
Capital One Financial Corp.
6.05% due 02/01/35[2]	2,000,000	2,117,684
Aon North America, Inc.
5.45% due 03/01/34	1,900,000	1,994,850
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,975,455
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,800,000	1,430,161
3.83% due 03/11/51[3]	850,000	539,759
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	2,127,979	1,921,413
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	1,041,474
2.96% due 11/16/40	805,000	609,087
2.67% due 11/15/35[2]	295,000	257,386
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	1,800,000	1,888,797
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,843,469
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,753,962
QBE Insurance Group Ltd.
5.88% [2,3,9]	1,750,000	1,740,240
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	1,729,136
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]	1,400,000	1,686,146
Markel Group, Inc.
6.00% due 05/16/54	1,550,000	1,648,078
Bank of America Corp.
2.59% due 04/29/31[2]	1,800,000	1,632,316

92 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
Dyal Capital Partners III
4.40% due 06/15/40†††	$1,750,000	$1,632,102
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,613,333
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,561,858
Lloyds Banking Group plc
5.46% due 01/05/28[2]	1,500,000	1,533,610
HS Wildcat LLC
3.83% due 12/31/50†††	1,982,347	1,493,976
BNP Paribas S.A.
5.50% due 05/20/30[2,3]	1,400,000	1,450,763
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,3]	1,350,000	1,414,233
National Australia Bank Ltd.
2.99% due 05/21/31[3]	975,000	867,215
2.33% due 08/21/30[3]	502,000	437,354
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,287,230
Globe Life, Inc.
5.85% due 09/15/34	1,160,000	1,198,657
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,190,387
Assurant, Inc.
2.65% due 01/15/32	1,377,000	1,186,979
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	1,071,110
RGA Global Funding
5.50% due 01/11/31[3]	1,000,000	1,045,199
JPMorgan Chase & Co.
2.96% due 05/13/31[2]	1,093,000	1,005,285
Belvoir Land LLC
5.60% due 12/15/35[3]	1,000,000	988,414
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[3]	1,000,000	949,631
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,3]	850,000	907,218
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	904,371
Wells Fargo & Co.
6.85% [2,9]	850,000	887,148
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	843,096
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	861,787	819,780
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	770,000	794,625
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	793,920	749,577
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	700,559
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	692,560
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	656,524
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	618,657
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	586,330
Kemper Corp.
2.40% due 09/30/30	675,000	585,129
Horace Mann Educators Corp.
7.25% due 09/15/28	517,000	561,556
Credit Agricole S.A.
5.34% due 01/10/30[2,3]	500,000	514,510
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	420,785
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	400,000	403,103
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	349,737
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	298,685
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,3]	200,000	203,027
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	127,000	126,993
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	96,792
Total Financial		265,980,906

Industrial - 2.8%
AP Grange Holdings
6.50% due 03/20/45†††	12,900,000	13,006,948
5.00% due 03/20/45†††	1,400,000	1,436,083
TD SYNNEX Corp.
6.10% due 04/12/34	1,750,000	1,851,878
2.65% due 08/09/31	2,142,000	1,835,291
2.38% due 08/09/28	1,600,000	1,475,124
Berry Global, Inc.
5.80% due 06/15/31[3]	2,350,000	2,445,199
4.88% due 07/15/26[3]	2,156,000	2,152,555
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,602,854
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	3,918,460	3,183,827
Vontier Corp.
2.95% due 04/01/31	3,450,000	3,001,509
Amazon.com, Inc.
2.65% due 10/10/42†††	3,419,585	2,835,007
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,685,069
2.80% due 01/15/32	1,150,000	996,044
Boeing Co.
6.86% due 05/01/54[3]	1,150,000	1,262,252
6.53% due 05/01/34[3]	950,000	1,019,602

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~		Value
Penske Truck Leasing Company Lp / PTL Finance Corp.	$
5.25% due 07/01/29[3]		2,100,000	$2,162,581
Fortune Brands Innovations, Inc.
4.00% due 03/25/32		2,050,000	1,951,799
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[3]		1,850,000	1,928,078
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††		1,550,000	1,613,953
Owens Corning
5.95% due 06/15/54		1,380,000	1,464,638
Stadco LA LLC
3.75% due 05/15/56†††		2,000,000	1,423,940
GATX Corp.
6.05% due 06/05/54		1,258,000	1,360,175
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]		1,372,000	1,121,419
Amcor Flexibles North America, Inc.
2.63% due 06/19/30		1,230,000	1,106,254
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††		980,000	1,011,340
Sonoco Products Co.
5.00% due 09/01/34		700,000	690,233
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34		500,000	528,516
Norfolk Southern Corp.
4.10% due 05/15/21		600,000	453,972
Total Industrial			58,606,140

Consumer, Cyclical - 2.2%
Hyatt Hotels Corp.
5.38% due 04/23/25		3,950,000	3,956,425
5.75% due 04/23/30		3,010,000	3,150,447
Choice Hotels International, Inc.
3.70% due 01/15/31		7,340,000	6,789,145
Advance Auto Parts, Inc.
5.90% due 03/09/26		4,972,000	5,023,295
Whirlpool Corp.
4.60% due 05/15/50		4,840,000	4,053,470
Delta Air Lines, Inc.
7.00% due 05/01/25[3]		3,014,000	3,045,749
Smithsonian Institution
2.70% due 09/01/44		4,000,000	2,900,612
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		2,826,547	2,601,724
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]		1,836,510	1,758,702
2.90% due 03/15/35[3]		746,966	662,563
Warnermedia Holdings, Inc.
5.14% due 03/15/52		1,640,000	1,264,890
6.41% due 03/15/26		600,000	600,355
Ferguson Finance plc
3.25% due 06/02/30[3]		1,204,000	1,121,744
4.65% due 04/20/32[3]		600,000	588,401
LG Energy Solution Ltd.
5.50% due 07/02/34[3]		1,600,000	1,645,152
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36		1,417,603	1,487,785
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		1,402,500	1,419,939
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]		1,311,250	1,303,270
Polaris, Inc.
6.95% due 03/15/29		1,050,000	1,139,627
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]		1,050,000	1,087,195
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28		652,000	617,579
LKQ Corp.
6.25% due 06/15/33		300,000	318,114
Total Consumer, Cyclical			46,536,183

Consumer, Non-cyclical - 2.0%
Philip Morris International, Inc.
5.13% due 02/13/31		4,900,000	5,093,058
5.25% due 02/13/34		750,000	778,885
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.50% due 01/15/30		2,200,000	2,228,389
3.00% due 05/15/32		1,750,000	1,517,565
4.38% due 02/02/52		600,000	476,544
Smithfield Foods, Inc.
2.63% due 09/13/31[3]		2,500,000	2,118,428
5.20% due 04/01/29[3]		1,200,000	1,203,966
3.00% due 10/15/30[3]		970,000	869,402
BAT Capital Corp.
6.00% due 02/20/34		3,000,000	3,206,384
Global Payments, Inc.
2.90% due 11/15/31		1,650,000	1,452,300
2.90% due 05/15/30		1,506,000	1,371,696
3.20% due 08/15/29		114,000	106,803
GXO Logistics, Inc.
6.50% due 05/06/34		1,250,000	1,329,818
6.25% due 05/06/29		1,250,000	1,315,557
Universal Health Services, Inc.
2.65% due 10/15/30		1,320,000	1,177,308
5.05% due 10/15/34		1,000,000	981,616
Altria Group, Inc.
4.45% due 05/06/50		1,365,000	1,143,738
3.70% due 02/04/51		1,280,000	944,617
CVS Health Corp.
5.70% due 06/01/34		2,000,000	2,086,452
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	1,949,232
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	1,830,102
Element Fleet Management Corp.
6.32% due 12/04/28[3]		1,500,000	1,598,436

94 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	$1,490,105
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,429,440
Highmark, Inc.
2.55% due 05/10/31[3]	1,500,000	1,270,758
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	1,300,000	1,129,656
Kroger Co.
5.50% due 09/15/54	850,000	855,444
Kraft Heinz Foods Co.
7.13% due 08/01/39[3]	650,000	776,468
Tyson Foods, Inc.
5.70% due 03/15/34	400,000	421,470
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	250,000	245,575
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	172,883
Total Consumer, Non-cyclical		42,572,095

Energy - 1.6%
BP Capital Markets plc
4.88% [2,9]	6,348,000	6,279,142
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	4,060,167
3.95% due 03/01/50	2,000,000	1,536,884
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36[3]	1,500,000	1,551,473
6.10% due 08/23/42[3]	800,000	828,470
6.51% due 02/23/42[3]	400,000	430,566
6.13% due 02/23/38[3]	350,000	370,622
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	2,961,630
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	2,986,000	2,417,219
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	2,063,026
Enbridge, Inc.
5.63% due 04/05/34	1,900,000	1,992,750
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,734,000	1,777,891
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	1,043,690
Cheniere Energy, Inc.
5.65% due 04/15/34[3]	1,000,000	1,034,610
Cheniere Energy Partners, LP
5.95% due 06/30/33	750,000	793,610
5.75% due 08/15/34[3]	150,000	156,262
Viper Energy, Inc.
7.38% due 11/01/31[3]	850,000	896,473
Kinder Morgan Energy Partners, LP
5.80% due 03/15/35	725,000	761,726
Energy Transfer, LP
7.38% due 02/01/31[3]	710,000	755,333
NuStar Logistics, LP
6.38% due 10/01/30	534,000	554,090
6.00% due 06/01/26	200,000	201,189
TransCanada PipeLines Ltd.
6.20% due 03/09/26	700,000	700,682
Total Energy		33,167,505

Technology - 1.0%
Entegris, Inc.
4.75% due 04/15/29[3]	3,700,000	3,646,166
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	1,900,000	1,935,671
6.15% due 01/25/32[3]	600,000	623,971
6.40% due 01/25/38[3]	550,000	579,147
Fiserv, Inc.
5.35% due 03/15/31	1,850,000	1,935,119
5.63% due 08/21/33	1,000,000	1,059,259
Broadcom, Inc.
4.93% due 05/15/37[3]	2,306,000	2,304,005
3.19% due 11/15/36[3]	217,000	183,915
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,520,315
5.75% due 03/15/33	500,000	525,968
4.38% due 05/15/30	200,000	196,798
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,712,621
Atlassian Corp.
5.50% due 05/15/34	1,450,000	1,517,363
MSCI, Inc.
3.63% due 11/01/31[3]	1,300,000	1,196,412
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,114,225
Constellation Software, Inc.
5.16% due 02/16/29[3]	700,000	721,573
5.46% due 02/16/34[3]	350,000	365,862
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	700,000	747,142
Total Technology		21,885,532

Communications - 0.8%
British Telecommunications plc
4.88% due 11/23/81[2,3]	2,900,000	2,677,125
4.25% due 11/23/81[2,3]	500,000	485,237
9.63% due 12/15/30	150,000	189,422
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	2,311,508
Paramount Global
4.90% due 08/15/44	1,035,000	795,442
5.90% due 10/15/40	666,000	589,282
5.25% due 04/01/44	358,000	285,198
2.90% due 01/15/27	236,000	225,838
4.85% due 07/01/42	281,000	224,133
4.60% due 01/15/45	150,000	110,706

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	$2,196,409
Level 3 Financing, Inc.
4.50% due 04/01/30[3]	2,175,000	1,684,552
11.00% due 11/15/29[3]	359,563	398,243
Fox Corp.
6.50% due 10/13/33	1,650,000	1,805,477
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	1,731,874
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	437,253
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	195,547
Altice France S.A.
5.13% due 01/15/29[3]	250,000	175,582
Total Communications		16,518,828

Utilities - 0.5%
Liberty Utilities Co.
5.58% due 01/31/29[3]	1,400,000	1,447,284
5.87% due 01/31/34[3]	550,000	576,432
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,678,450
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,639,534
Public Service Company of Colorado
5.35% due 05/15/34	1,100,000	1,153,687
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	800,000	871,115
Enel Finance International N.V.
5.00% due 06/15/32[3]	850,000	859,845
Black Hills Corp.
6.00% due 01/15/35	800,000	851,856
Alexander Funding Trust II
7.47% due 07/31/28[3]	450,000	486,208
Total Utilities		9,564,411

Basic Materials - 0.3%
Anglo American Capital plc
5.63% due 04/01/30[3]	1,800,000	1,870,814
5.75% due 04/05/34[3]	1,650,000	1,722,472
3.95% due 09/10/50[3]	970,000	761,255
2.63% due 09/10/30[3]	250,000	222,509
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	1,038,892
Total Basic Materials		5,615,942

Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	2,000,000	2,060,120
Total Corporate Bonds
(Cost $528,610,555)		502,507,662
ASSET-BACKED SECURITIES†† - 22.0%
Collateralized Loan Obligations - 11.0%
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	8,900,000	8,931,008
2024-5A B, 8.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	3,000,000	3,003,426
Palmer Square Loan Funding Ltd.
2021-3A C, 8.04% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,3	2,000,000	2,003,909
2021-1A B, 7.34% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,3	2,000,000	1,999,994
2021-1A A2, 6.79% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/29◊,3	1,528,175	1,528,152
2023-2A A2, 7.59% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	1,500,000	1,504,928
2024-3A BR, 7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,3	1,500,000	1,503,595
2023-4A B, 8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,3	1,000,000	1,004,651
2023-2A B, 7.99% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,3	1,000,000	1,004,238
2021-2A C, 7.79% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,3	1,000,000	1,000,941
LoanCore Issuer Ltd.
2021-CRE5 C, 7.56% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,3	7,500,000	7,372,799
2021-CRE6 C, 7.51% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,902,748
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	4,465,705	4,435,978
2021-FL3 AS, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	3,950,000	3,842,411
2021-FL2 C, 7.36% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,3	3,100,000	2,982,339
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	8,500,000	8,549,065

96 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.61% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	$8,023,977
Madison Park Funding XLVIII Ltd.
2021-48A C, 7.54% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	4,000,000	4,011,338
2021-48A B, 6.99% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	4,000,000	4,004,667
Cerberus Loan Funding XLV LLC
2024-1A A, 7.20% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,3	6,500,000	6,516,674
2024-1A B, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	1,000,000	1,010,850
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.68% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	4,000,000	3,858,151
2021-FL6 C, 6.98% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,324,605
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	5,500,000	5,524,179
2024-3A BR, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	1,250,000	1,249,922
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,483,977
Owl Rock CLO XVI LLC
2024-16A A, 7.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	5,000,000	5,034,889
2024-16A B, 7.78% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	1,000,000	1,002,320
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	4,002,916
2021-16A A2R2, 7.35% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	2,001,153
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	4,250,000	4,251,024
2021-2A C, 8.41% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	1,250,000	1,255,341
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	3,000,000	3,021,347
2024-9A CR, 7.68% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	2,000,000	2,029,135
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.77% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	3,750,000	3,776,732
2023-3A B, 8.64% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	1,250,000	1,249,955
Palmer Square CLO Ltd.
2024-4A BR, due 10/20/37◊,3	2,700,000	2,700,986
2023-4A C, 7.88% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,3	1,250,000	1,252,621
2023-4A B, 7.43% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,3	1,000,000	1,001,905
Cerberus Loan Funding XL LLC
2023-1A A, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	4,500,000	4,532,921
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,264,099
2021-9A A1TR, 7.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	1,000,000	1,002,212
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,249,975
Cerberus Loan Funding XLVII LLC
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	3,000,000	3,002,664
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	1,000,000	1,001,519
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,3	2,000,000	1,980,621
2021-FL1 AS, 6.80% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,3	2,000,000	1,962,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
BSPDF Issuer Ltd.
2021-FL1 C, 7.46% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	$3,843,411
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	3,750,000	3,768,928
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	3,750,000	3,756,699
FS RIALTO
2021-FL2 A, 6.43% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	3,734,374	3,726,168
VOYA CLO
2021-2A A2AR, 7.21% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 06/07/30◊,3	2,550,000	2,553,468
2024-2A B, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	1,000,000	1,002,281
Cerberus Loan Funding XLVIII LLC
2024-4A B, due 10/15/36◊,3	3,500,000	3,505,100
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	2,004,209
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	1,250,000	1,251,258
Owl Rock CLO II Ltd.
2021-2A ALR, 7.09% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	3,000,000	3,001,093
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	1,500,000	1,500,631
2021-54A B, 7.35% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,497,947
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, due 11/05/37◊,3	2,750,000	2,751,478
KREF Ltd.
2021-FL2 AS, 6.50% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	1,500,000	1,467,850
2021-FL2 C, 7.20% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	955,957
Carlyle Direct Lending CLO LLC
2024-1A A11A, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	2,400,000	2,415,536
Owl Rock CLO I LLC
2024-1A ANR, 7.53% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	2,000,000	2,022,484
Madison Park Funding LVIII Ltd.
2024-58A C, 7.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	1,000,000	1,012,649
2024-58A B, 7.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,3	1,000,000	1,008,369
MidOcean Credit CLO VII
2020-7A BR, 7.16% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	2,006,643
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 7.30% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	2,003,929
Cerberus Loan Funding XLVI, LP
2024-2A A, 7.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	1,500,000	1,503,728
2024-2A B, 7.61% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	500,000	499,927
HPS Loan Management Ltd.
2018-2016 BR, 7.14% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 07/20/30◊,3	2,000,000	2,003,474
Sound Point CLO XXXI Ltd.
2021-3A B, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3	2,000,000	2,003,242
BRSP Ltd.
2021-FL1 C, 7.23% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,941,917
FS Rialto
2021-FL3 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	2,000,000	1,920,208
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	1,918,541	1,918,187
Canyon Capital CLO Ltd.
2018-1A A2R, 7.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,898,622
BXMT Ltd.
2020-FL2 A, 6.10% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	1,877,336	1,804,248

98 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
KREF Funding V LLC
6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,536,115	$1,526,283
0.15% due 06/25/26†††,6	21,818,182	23,345
STWD Ltd.
2019-FL1 D, 7.56% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/38◊,3	1,459,000	1,421,703
Madison Park Funding Ltd.
2024-69A B, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,3	1,250,000	1,257,386
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	1,000,000	1,008,887
Owl Rock CLO XIII LLC
2023-13A B, 8.16% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	1,000,000	1,003,841
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	1,000,000	1,000,080
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 7.58% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	1,000,000	999,915
BSPRT Issuer LLC
2024-FL11 B, 7.46% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,3	1,000,000	998,125
BSPRT Issuer Ltd.
2021-FL7 C, 7.51% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	1,000,000	983,137
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,3	816,093	816,742
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.73% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	758,753
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	750,000	750,832
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	723,126	723,265
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,11]	1,000,000	691,261
Sound Point CLO XXIV
2021-3A B1R, 7.25% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	500,000	500,252
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.81% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	481,741	481,857
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	270,228	270,393
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,11]	650,000	15,542
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,11]	162,950	1,449
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,11]	700,000	70
Total Collateralized Loan Obligations		229,937,616

Financial - 2.2%
Station Place Securitization Trust
2024-SP1, 6.51% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	3,800,000	3,800,000
2024-SP2, 6.81% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	3,800,000	3,800,000
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3	575,000	575,000
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	5,000,761	4,989,059
ST Group Food Industries Holdings Ltd.
due 11/10/25[12]	3,000,000	3,000,000
due 11/10/25[12]	1,500,000	1,500,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	4,620,675	4,309,888
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 3,739,527	4,166,289
Strategic Partners Fund VIII, LP
7.85% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	3,598,331	3,564,615
LVNV Funding LLC
7.80% due 11/05/28†††	2,900,000	3,093,923
Lightning A
5.50% due 03/01/37†††	2,521,111	2,364,802
Thunderbird A
5.50% due 03/01/37†††	2,503,333	2,348,127
HarbourVest Structured Solutions IV Holdings, LP
8.28% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††	1,490,277	1,483,943

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 728,947	$802,573
Ceamer Finance LLC
6.92% due 11/15/37†††	1,787,008	1,798,749
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	1,428,028	1,418,103
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3	1,175,000	1,175,000
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	609,633	601,293
Nassau LLC
2019-1, 3.98% due 08/15/34[10]	538,721	493,135
Total Financial		45,284,499

Whole Business - 2.1%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	2,750,000	2,752,159
2024-1A, 6.51% due 07/30/54[3]	2,050,000	2,125,835
2024-1A, 6.27% due 07/30/54[3]	1,600,000	1,652,354
2024-1A, 6.03% due 07/30/54[3]	800,000	825,385
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	4,208,625	3,833,947
2019-1A, 3.88% due 10/25/49[3]	1,524,000	1,486,821
2024-1A, 6.17% due 01/25/54[3]	1,393,000	1,431,816
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,480,000	6,186,676
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[3]	2,182,104	2,118,084
2021-1A, 2.19% due 08/20/51[3]	2,226,150	1,996,675
2020-1A, 4.34% due 01/20/50[3]	959,167	917,612
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	5,076,000	4,984,617
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,515,625	3,520,664
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,771,840	3,483,282
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	2,050,000	2,167,038
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	1,732,500	1,704,137
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	1,231,250	1,157,732
2022-1A, 3.73% due 03/05/52[3]	248,125	234,951
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,306,525	1,282,180
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	1,187,500	1,172,648
Total Whole Business		45,034,613

Transport-Aircraft - 1.5%
AASET Trust
2024-1A, 6.26% due 05/16/49[3]	2,901,108	3,012,970
2021-1A, 2.95% due 11/16/41[3]	3,018,117	2,808,895
2021-2A, 2.80% due 01/15/47[3]	2,871,099	2,628,159
2020-1A, 3.35% due 01/16/40[3]	743,335	706,230
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	2,500,000	2,493,267
2021-1A, 2.43% due 06/15/46[3]	1,633,645	1,505,824
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	4,275,373	3,953,366
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	3,200,000	3,195,443
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	1,835,875	1,774,747
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	1,902,791	1,742,252
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	1,423,168	1,323,731
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	1,373,555	1,314,978
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	1,417,333	1,300,956
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,137,348	1,094,704
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	842,408	789,409
2017-1, 4.58% due 02/15/42[3]	88,143	86,381
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	642,423	594,267
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	481,670	459,566
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	361,677	357,174
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	261,173	243,565
Total Transport-Aircraft		31,385,884

Infrastructure - 1.5%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[3]	3,000,000	3,053,408
2024-1A, 5.90% due 03/25/49[3]	1,250,000	1,283,012
2023-1A, 5.90% due 03/25/48[3]	1,000,000	1,010,984
2020-1A, 1.89% due 08/25/45[3]	1,000,000	970,598
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,396,922
2024-1A, 5.59% due 05/15/54[3]	2,350,000	2,388,128
2024-1A, 6.64% due 05/15/54[3]	1,250,000	1,288,019
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[3]	1,950,000	2,000,556
2021-1, 2.31% due 11/20/51[3]	2,000,000	1,891,151
2023-1A, 5.69% due 05/20/53[3]	1,005,000	1,029,334
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	4,000,000	4,041,694
2024-1A, 6.28% due 03/25/54[3]	800,000	817,422

100 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	3,350,000	$3,175,076
SBA Tower Trust
1.84% due 04/15/27[3]	3,000,000	2,790,737
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[3]	1,366,000	1,321,163
2024-1A, due 09/15/54[3,12]	1,100,000	1,100,000
Total Infrastructure		30,558,204

Net Lease - 1.3%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	2,212,969	2,007,128
2020-1A, 2.69% due 02/15/50[3]	1,769,680	1,767,361
2020-1A, 4.95% due 02/15/50[3]	1,500,000	1,342,364
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	2,687,109	2,705,664
2020-1, 2.28% due 07/15/60[3]	674,589	645,842
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	3,224,271	3,192,020
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	3,570,000	3,112,740
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,433,916	2,361,416
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,489,583	2,350,588
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	2,479,789	2,165,753
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,229,427	1,174,629
2024-3A, due 10/15/54[3,12]	700,000	675,613
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	1,967,500	1,645,400
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[3]	1,525,736	1,367,655
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	991,458	840,164
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	498,958	506,618
Total Net Lease		27,860,955

Single Family Residence - 0.8%
Tricon Residential Trust
2021-SFR1, 2.34% due 07/17/38[3]	2,850,000	2,716,334
2023-SFR1, 5.10% due 07/17/40[3]	2,722,000	2,706,122
2023-SFR2, 5.00% due 12/17/40[3]	2,550,000	2,536,745
2024-SFR2, 5.70% due 06/17/40[3]	1,500,000	1,526,310
2024-SFR1, 4.75% due 04/17/41[3]	1,000,000	990,466
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[3]	2,250,000	2,179,902
2020-SFR2, 4.00% due 10/19/37[3]	1,400,000	1,361,956
2020-SFR2, 4.50% due 10/19/37[3]	1,350,000	1,315,420
2020-SFR2, 3.37% due 10/19/37[3]	900,000	871,935
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	910,553	825,727
2021-2, 2.40% due 12/17/26[3]	480,445	453,740
Total Single Family Residence		17,484,657

Transport-Container - 0.6%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	2,561,631	2,444,981
2021-2A, 2.23% due 04/20/46[3]	1,431,533	1,319,447
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	2,900,271	2,706,766
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	2,646,875	2,683,695
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	1,506,667	1,338,799
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[3]	1,009,210	933,251
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	672,125	602,858
Total Transport-Container		12,029,797

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	7,250,000	6,887,718
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	1,000,000	915,505
Total Collateralized Debt Obligations		7,803,223

Unsecured Consumer Loans - 0.2%
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[3]	2,220,000	2,283,611
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	1,825,094	1,881,538
Total Unsecured Consumer Loans		4,165,149

Insurance - 0.2%
Obra Longevity
8.48% due 06/30/39†††	3,060,000	3,114,162
CHEST
7.13% due 03/15/43†††	950,000	997,167
Total Insurance		4,111,329

Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	1,800,000	1,904,986
2024-1A, 5.85% due 06/20/30[3]	1,300,000	1,338,768
Total Automotive		3,243,754

Consumer, Non-cyclical - 0.1%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	1,300,000	1,367,249
Total Asset-Backed Securities
(Cost $462,587,612)		460,266,929

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.0%
Industrial - 0.4%
Summit Materials LLC
7.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/12/29	2,743,108	$2,752,243
XPO, Inc.
7.11% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	2,475,000	2,476,559
United Rentals, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	1,492,500	1,501,455
Standard Industries, Inc.
6.92% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/22/28	945,182	946,761
SkyMiles IP Ltd.
9.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	677,642	689,670
Total Industrial		8,366,688

Consumer, Cyclical - 0.2%
Wyndham Hotels & Resorts, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	4,987,500	4,981,266
Utilities - 0.2%
NRG Energy, Inc.
7.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,985,000	2,987,239

Financial - 0.1%
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	2,027,543	2,025,698
Eagle Point Holdings Borrower LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	766,667	766,667
Total Financial		2,792,365

Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
8.00% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	1,049,149	1,049,589
HAH Group Holding Co. LLC
10.26% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	230,177	230,080
10.35% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	29,126	29,114
Total Consumer, Non-cyclical		1,308,783

Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.82% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	380,616	380,300
Total Senior Floating Rate Interests
(Cost $20,764,156)		20,816,641

FEDERAL AGENCY BONDS†† - 0.9%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,8]	9,400,000	5,144,864
due 01/15/48[5,8]	9,700,000	3,238,587
due 01/15/38[8]	4,000,000	2,226,892
due 06/15/35[5,8]	1,583,000	1,011,214
due 12/15/42[5,8]	1,600,000	683,568
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	2,960,361
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	2,239,511
5.38% due 04/01/56	600,000	668,750
U.S. International Development Finance Corp.
due 01/17/26[8]	800,000	870,198
Total Federal Agency Bonds
(Cost $25,017,607)		19,043,945

MUNICIPAL BONDS†† - 0.3%
Texas - 0.1%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,728,036
2.78% due 09/01/34	700,000	601,952
2.69% due 09/01/33	500,000	435,694
2.41% due 09/01/31	450,000	400,045
Total Texas		3,165,727

California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,180,000	1,289,833
2.68% due 02/01/39	1,200,000	941,149
Total California		2,230,982

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	416,667	431,471
Total Municipal Bonds
(Cost $6,553,183)		5,828,180

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,813,919
4.50% due 04/16/50	1,450,000	1,064,011
Total Foreign Government Debt
(Cost $4,201,362)		2,877,930

Total Investments - 111.1%
(Cost $2,369,470,599)		$2,326,337,109
Other Assets & Liabilities, net - (11.1)%		(232,937,382)
Total Net Assets - 100.0%		$2,093,399,727

102 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	205	Sep 2025	$49,607,438	$558,296
3-Month SOFR Futures Contracts	205	Dec 2025	49,681,750	555,730
3-Month SOFR Futures Contracts	205	Mar 2026	49,717,625	537,793
			$149,006,813	$1,651,819

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR 4,750,000	$(106,174)	$(105,553)	$(621)
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	49,214,557	(1,100,305)	(1,101,580)	1,275
							$(1,206,479)	$(1,207,133)	$654

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	$153,100,000	$1,872,471	$17,192	$1,855,279
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.32%	Annually	07/02/27	65,000,000	1,645,047	424	1,644,623
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	1,143,416	280	1,143,136
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	1,083,792	278	1,083,514
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	45,560,000	968,179	488	967,691
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	70,000,000	902,665	371	902,294
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	43,670,000	174,712	395	174,317
								$7,790,282	$19,428	$7,770,854

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	EUR	Buy	190,000	211,413 USD	10/18/24	$349
Citibank, N.A.	EUR	Buy	49,000	54,550 USD	10/18/24	62
Bank of America, N.A.	EUR	Sell	4,390,000	4,862,852 USD	10/18/24	(29,955)
						$(29,544)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $793,302,977 (cost $813,236,809), or 37.9% of total net assets.

[4]	Rate indicated is the 7-day yield as of September 30, 2024.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[8]	Zero coupon rate security.
[9]	Perpetual maturity.
[10]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,242,782 (cost $1,348,900), or 0.1% of total net assets — See Note 10.

[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Security is unsettled at period end and does not have a stated effective rate.
[13]	Face amount of security is adjusted for inflation.
BofA — Bank of America
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

104 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,485	$—	$62		$4,547
Preferred Stocks	—	31,810,442	—	*	31,810,442
Warrants	29	—	26		55
Money Market Funds	127,617,863	—	—		127,617,863
Collateralized Mortgage Obligations	—	632,303,383	3,964,242		636,267,625
U.S. Government Securities	—	519,295,290	—		519,295,290
Corporate Bonds	—	462,437,512	40,070,150		502,507,662
Asset-Backed Securities	—	412,947,359	47,319,570		460,266,929
Senior Floating Rate Interests	—	20,049,974	766,667		20,816,641
Federal Agency Bonds	—	19,043,945	—		19,043,945
Municipal Bonds	—	5,828,180	—		5,828,180
Foreign Government Debt	—	2,877,930	—		2,877,930
Interest Rate Futures Contracts**	1,651,819	—	—		1,651,819
Credit Default Swap Agreements**	—	1,275	—		1,275
Interest Rate Swap Agreements**	—	7,770,854	—		7,770,854
Forward Foreign Currency Exchange Contracts**	—	411	—		411
Total Assets	$129,274,196	$2,114,366,555	$92,120,717		$2,335,761,468

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments	$—	$—	$—	*	$—
Credit Default Swap Agreements**	—	621	—		621
Forward Foreign Currency Exchange Contracts**	—	29,955	—		29,955
Total Liabilities	$—	$30,576	$—		$30,576

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$22,863,776	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	15,082,449	Yield Analysis	Yield	4.8%-7.0%	6.3%
Asset-Backed Securities	9,373,345	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	3,964,242	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	23,025,395	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	17,044,755	Yield Analysis	Yield	5.6%-9.6%	6.7%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
CORE BOND FUND

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Senior Floating Rate Interests	$766,667	Yield Analysis	Yield	8.0%	—%
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$92,120,717

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $6,227,970 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets								Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$38,332,615	$8,981,359	$17,372,298	$4,701,097	$7	$62	$2,572,239	$71,959,677	$—
Purchases/(Receipts)	18,409,969	—	19,470,000	766,667	—	—	—	38,646,636	—
(Sales, maturities and paydowns)/Fundings	(8,799,548)	(962,112)	(1,730,634)	(4,875,779)	—	—	—	(16,368,073)	—
Amortization of premiums/discounts	38,021	(14,264)	3,469	51,642	—	—	—	78,868	—
Corporate actions	—	—	3,526,004	—	—	—	(3,526,004)	—	—
Total realized gains (losses) included in earnings	7,178	—	—	(372,431)	—	—	—	(365,253)	—
Total change in unrealized appreciation (depreciation) included in earnings	1,236,321	282,243	1,429,013	495,471	19	—	953,765	4,396,832	—
Transfers into Level 3	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	(1,904,986)	(4,322,984)	—	—	—	—	—	(6,227,970)	—
Ending Balance	$47,319,570	$3,964,242	$40,070,150	$766,667	$26	$62	$—	$92,120,717	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$1,122,939	$191,379	$1,355,513	$—	$19	$—	$—	$2,669,850	$—

106 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
CORE BOND FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 107

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $2,369,470,599)	$2,326,337,109
Foreign currency, at value (cost 132,021)	131,735
Cash	337,371
Segregated cash with broker	3,321,622
Unamortized upfront premiums paid on interest rate swap agreements	19,428
Unrealized appreciation on forward foreign currency exchange contracts	411
Prepaid expenses	58,919
Receivables:
Securities sold	237,988,587
Interest	15,676,476
Fund shares sold	4,125,689
Dividends	12,255
Variation margin on credit default swap agreements	9,993
Foreign tax reclaims	2,236
Total assets	2,588,021,831

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $—)	—
Unamortized upfront premiums received on credit default swap agreements	1,207,133
Unrealized depreciation on forward foreign currency exchange contracts	29,955
Payable for:
Securities purchased	484,633,131
Fund shares redeemed	3,790,075
Variation margin on interest rate swap agreements	2,417,193
Distributions to shareholders	430,984
Management fees	378,696
Variation margin on futures contracts	158,875
Transfer agent/maintenance fees	89,836
Distribution and service fees	48,075
Protection fees on credit default swap agreements	16,654
Fund accounting/administration fees	7,341
Trustees’ fees*	2,648
Due to Investment Adviser	1,579
Swap settlement	894
Miscellaneous	1,409,035
Total liabilities	494,622,104
Net assets	$2,093,399,727

Net assets consist of:
Paid in capital	$2,289,400,833
Total distributable earnings (loss)	(196,001,106)
Net assets	$2,093,399,727

Class A:
Net assets	$137,882,563
Capital shares outstanding	8,255,536
Net asset value per share	$16.70
Maximum offering price per share (Net asset value divided by 96.00%)	$17.40

Class C:
Net assets	$22,759,365
Capital shares outstanding	1,368,333
Net asset value per share	$16.63

Class P:
Net assets	$24,777,819
Capital shares outstanding	1,481,861
Net asset value per share	$16.72

Institutional Class:
Net assets	$1,907,979,980
Capital shares outstanding	114,360,960
Net asset value per share	$16.68

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends	$104,984
Interest	100,842,959
Total investment income	100,947,943

Expenses:
Management fees	7,370,510
Distribution and service fees:
Class A	312,195
Class C	217,844
Class P	63,394
Transfer agent/maintenance fees:
Class A	189,041
Class C	11,576
Class P	9,951
Institutional Class	1,100,857
Interest expense	1,041,744
Fund accounting/administration fees	735,084
Professional fees	137,698
Line of credit fees	86,752
Trustees’ fees*	39,489
Custodian fees	31,354
Miscellaneous	271,573
Recoupment of previously waived fees:
Class C	8,677
Class P	12,675
Institutional Class	128,147
Total expenses	11,768,561
Less:
Expense reimbursed by adviser:
Class A	(79,123)
Class C	(1,262)
Class P	(301)
Institutional Class	(412,327)
Expenses waived by Adviser	(611,201)
Total waived/reimbursed expenses	(1,104,214)
Net expenses	10,664,347
Net investment income	90,283,596

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(41,671,523)
Swap agreements	(3,333,283)
Futures contracts	(632,569)
Options purchased	524,620
Options written	(1,372,342)
Forward foreign currency exchange contracts	7,393
Foreign currency transactions	(16,852)
Net realized loss	(46,494,556)
Net change in unrealized appreciation (depreciation) on:
Investments	162,029,233
Swap agreements	14,045,561
Futures contracts	1,651,819
Options purchased	585,689
Options written	318,806
Forward foreign currency exchange contracts	(280,288)
Foreign currency translations	(3,365)
Net change in unrealized appreciation (depreciation)	178,347,455
Net realized and unrealized gain	131,852,899
Net increase in net assets resulting from operations	$222,136,495

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 109

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$90,283,596	$58,090,969
Net realized loss on investments	(46,494,556)	(83,396,652)
Net change in unrealized appreciation (depreciation) on investments	178,347,455	34,192,240
Net increase in net assets resulting from operations	222,136,495	8,886,557

Distributions to shareholders:
Class A	(5,572,388)	(4,628,669)
Class C	(813,243)	(690,054)
Class P	(1,134,659)	(1,494,786)
Institutional Class	(81,533,571)	(49,253,737)
Total distributions to shareholders	(89,053,861)	(56,067,246)

Capital share transactions:
Proceeds from sale of shares
Class A	36,111,802	27,585,227
Class C	6,006,562	9,484,399
Class P	5,823,351	6,643,720
Institutional Class	1,248,197,694	875,193,068
Distributions reinvested
Class A	5,100,462	4,189,176
Class C	724,884	610,361
Class P	1,130,342	1,488,895
Institutional Class	77,395,407	46,738,789
Cost of shares redeemed
Class A	(29,449,474)	(23,834,759)
Class C	(7,509,799)	(8,402,408)
Class P	(12,856,110)	(32,056,257)
Institutional Class	(917,116,326)	(582,763,645)
Net increase from capital share transactions	413,558,795	324,876,566
Net increase in net assets	546,641,429	277,695,877

Net assets:
Beginning of year	1,546,758,298	1,269,062,421
End of year	$2,093,399,727	$1,546,758,298

Capital share activity:
Shares sold
Class A	2,242,770	1,708,895
Class C	372,815	586,868
Class P	359,191	410,906
Institutional Class	78,174,273	54,190,672
Shares issued from reinvestment of distributions
Class A	317,202	259,787
Class C	45,306	38,033
Class P	70,321	92,259
Institutional Class	4,816,891	2,904,961
Shares redeemed
Class A	(1,831,649)	(1,470,307)
Class C	(471,900)	(523,605)
Class P	(802,798)	(1,981,473)
Institutional Class	(57,378,056)	(36,342,037)
Net increase in shares	25,914,366	19,874,959

110 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$15.56	$15.95	$20.06	$20.53	$18.94
Income (loss) from investment operations:
Net investment income (loss)[a]	.73	.67	.46	.44	.37
Net gain (loss) on investments (realized and unrealized)	1.13	(.41)	(3.84)	(.01)	1.63
Total from investment operations	1.86	.26	(3.38)	.43	2.00
Less distributions from:
Net investment income	(.72)	(.65)	(.47)	(.47)	(.41)
Net realized gains	—	—	(.26)	(.43)	—
Total distributions	(.72)	(.65)	(.73)	(.90)	(.41)
Net asset value, end of period	$16.70	$15.56	$15.95	$20.06	$20.53

Total Return[b]	12.27%	1.46%	(17.30%)	2.09%	10.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,883	$117,100	$112,084	$151,026	$218,856
Ratios to average net assets:
Net investment income (loss)	4.54%	4.12%	2.53%	2.20%	1.87%
Total expenses[c]	0.93%	0.92%	0.82%	0.85%	0.85%
Net expenses[d,e,f]	0.83%	0.83%	0.78%	0.79%	0.79%
Portfolio turnover rate	89%	88%	49%	103%	126%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$15.49	$15.88	$19.97	$20.45	$18.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.60	.55	.33	.29	.22
Net gain (loss) on investments (realized and unrealized)	1.14	(.42)	(3.83)	(.03)	1.64
Total from investment operations	1.74	.13	(3.50)	.26	1.86
Less distributions from:
Net investment income	(.60)	(.52)	(.33)	(.31)	(.27)
Net realized gains	—	—	(.26)	(.43)	—
Total distributions	(.60)	(.52)	(.59)	(.74)	(.27)
Net asset value, end of period	$16.63	$15.49	$15.88	$19.97	$20.45

Total Return[b]	11.49%	0.68%	(17.90%)	1.34%	9.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,759	$22,027	$20,970	$33,407	$33,163
Ratios to average net assets:
Net investment income (loss)	3.80%	3.39%	1.78%	1.46%	1.13%
Total expenses[c]	1.63%	1.66%	1.61%	1.61%	1.62%
Net expenses[d,e,f]	1.59%	1.59%	1.53%	1.54%	1.54%
Portfolio turnover rate	89%	88%	49%	103%	126%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 111

CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$15.57	$15.96	$20.07	$20.55	$18.96
Income (loss) from investment operations:
Net investment income (loss)[a]	.72	.66	.46	.44	.36
Net gain (loss) on investments (realized and unrealized)	1.15	(.41)	(3.84)	(.02)	1.64
Total from investment operations	1.87	.25	(3.38)	.42	2.00
Less distributions from:
Net investment income	(.72)	(.64)	(.47)	(.47)	(.41)
Net realized gains	—	—	(.26)	(.43)	—
Total distributions	(.72)	(.64)	(.73)	(.90)	(.41)
Net asset value, end of period	$16.72	$15.57	$15.96	$20.07	$20.55

Total Return	12.25%	1.50%	(17.30%)	2.04%	10.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,778	$28,885	$53,203	$89,223	$60,534
Ratios to average net assets:
Net investment income (loss)	4.53%	4.10%	2.49%	2.17%	1.86%
Total expenses[c]	0.87%	1.01%	0.94%	0.90%	0.91%
Net expenses[d,e,f]	0.84%	0.82%	0.78%	0.79%	0.79%
Portfolio turnover rate	89%	88%	49%	103%	126%

112 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$15.54	$15.92	$20.03	$20.51	$18.91
Income (loss) from investment operations:
Net investment income (loss)[a]	.77	.71	.52	.50	.42
Net gain (loss) on investments (realized and unrealized)	1.13	(.40)	(3.85)	(.03)	1.65
Total from investment operations	1.90	.31	(3.33)	.47	2.07
Less distributions from:
Net investment income	(.76)	(.69)	(.52)	(.52)	(.47)
Net realized gains	—	—	(.26)	(.43)	—
Total distributions	(.76)	(.69)	(.78)	(.95)	(.47)
Net asset value, end of period	$16.68	$15.54	$15.92	$20.03	$20.51

Total Return	12.61%	1.80%	(17.09%)	2.34%	11.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,907,980	$1,378,747	$1,082,805	$1,382,711	$1,139,109
Ratios to average net assets:
Net investment income (loss)	4.84%	4.43%	2.84%	2.49%	2.17%
Total expenses[c]	0.59%	0.65%	0.60%	0.60%	0.58%
Net expenses[d,e,f]	0.53%	0.55%	0.49%	0.50%	0.50%
Portfolio turnover rate	89%	88%	49%	103%	126%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.01%	0.01%	0.01%	0.00%*
Class C	0.04%	0.01%	0.00%*	—	0.00%*
Class P	0.05%	0.00%*	—	—	0.00%*
Institutional Class	0.01%	0.00%*	—	—	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.76%	0.76%	0.77%	0.78%	0.78%
Class C	1.51%	1.52%	1.52%	1.53%	1.53%
Class P	0.76%	0.76%	0.77%	0.78%	0.78%
Institutional Class	0.47%	0.47%	0.48%	0.49%	0.49%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 0.4%

Industrial - 0.4%
API Heat Transfer Intermediate*,†††	2,105	$3,016,118
BP Holdco LLC*,†††,1	244,278	296,099
YAK BLOCKER 2 LLC*,†††	15,530	31,216
YAK BLOCKER 2 LLC*,†††	14,354	28,852
Vector Phoenix Holdings, LP*,†††	244,278	5,169
Targus, Inc.*,†††	12,773	542
Targus, Inc.*,†††	12,773	73
Targus, Inc.*,†††	12,773	1
Total Industrial		3,378,070

Consumer, Non-cyclical - 0.0%
Endo, Inc.*	20,157	519,043

Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	178	140,023

Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	7,215

Total Common Stocks
(Cost $4,114,914)		4,044,351

EXCHANGE-TRADED FUNDS***,† - 2.7%
SPDR Blackstone Senior Loan ETF	602,210	25,148,290
Total Exchange-Traded Funds
(Cost $24,937,026)		25,148,290

MONEY MARKET FUND***,† - 3.5%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[2]	33,224,225	33,224,225
Total Money Market Fund
(Cost $33,224,225)		33,224,225

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 89.7%
Consumer, Cyclical - 17.6%
PetSmart LLC
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,159,500	6,099,014
Eagle Parent Corp.
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,215,625	5,880,416
Truck Hero, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	5,800,073	5,696,889
Da Vinci Purchaser Corp.
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27	5,491,010	5,487,606
Congruex Group LLC
11.15% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	6,842,500	5,277,278

Restaurant Brands
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,315,673	5,256,829
Fertitta Entertainment LLC
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/27/29	5,208,759	5,191,778
Flutter Financing B.V.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 11/29/30	4,972,425	4,970,635
Petco Health And Wellness Company, Inc.
8.12% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	5,179,248	4,917,800
Peer Holding III BV
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/28/30	3,751,150	3,758,202
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31	990,000	991,653
Alterra Mountain Co.
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	4,649,672	4,653,531
Cedar Fair LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	4,488,750	4,476,406
Entain Holdings (Gibraltar) Ltd.
7.86% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	2,640,078	2,647,497
8.01% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	1,596,000	1,595,330
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	6,825,000	4,038,148
Belron Finance US LLC
7.63% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/18/29	3,950,000	3,948,341
Ontario Gaming GTA, LP
8.89% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	3,948,071	3,941,478
Thevelia US LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	3,905,653	3,905,653
CCRR Parent, Inc.
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	4,623,176	3,825,678
Grant Thornton Advisors LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/02/31	3,807,642	3,811,906
BCPE Empire Holdings, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	3,700,756	3,700,312
Scientific Games Corp.
8.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	3,696,857	3,672,495

114 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Caesars Entertainment, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/31	2,064,625	$2,062,044
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	1,606,500	1,604,990
Galaxy US Opco, Inc.
10.00% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29	4,057,635	3,391,939
Mavis Tire Express Services TopCo Corp.
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/04/28	3,297,675	3,293,553
BIFM CA Buyer, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	3,182,196	3,192,156
Paint Intermediate III LLC
due 09/11/31	3,200,000	3,192,000
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	3,028,436	3,017,412
Guardian US HoldCo LLC
8.10% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/31/30	2,822,160	2,803,336
Apro LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	2,650,000	2,656,625
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	2,613,154	2,582,136
Michaels Stores, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28	3,170,728	2,493,778
AlixPartners, LLP
7.46% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 02/04/28	2,461,874	2,463,105
Hanesbrands, Inc.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30	2,413,250	2,407,217
EG Finco Ltd.
8.88% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 02/07/28	EUR 1,939,014	2,161,227
10.44% (6 Month Term SOFR + 5.76%, Rate Floor: 5.76%) due 02/07/28	157,672	157,345
Crash Champions Inc.
9.85% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	2,388,000	2,292,480
Packers Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	4,406,194	2,288,489
Prime Security Services Borrower LLC
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30	2,271,806	2,268,489
Seren BidCo AB
8.48% (3 Month SOFR + 3.15%, Rate Floor: 3.65%) due 11/16/28	2,139,500	2,135,927
Clarios Global, LP
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	2,036,296	2,034,178
TransNetwork LLC
10.10% (3 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 12/30/30†††	1,994,959	2,014,908
Match Group, Inc.
6.71% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/27	2,000,000	1,992,500
Alexander Mann
11.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,951,488	1,900,261
Sweetwater Sound
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,901,453	1,899,076
TMF Sapphire Bidco BV
8.81% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/03/28	1,844,655	1,848,492
PCI Gaming Authority, Inc.
due 07/18/31	1,578,492	1,568,074
Go Daddy Operating Company LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	1,432,470	1,430,378
AAL Delaware Holdco, Inc.
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/30/31	1,390,000	1,394,782
ImageFIRST Holdings LLC
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	1,230,700	1,221,470
Bulldog Purchaser, Inc.
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 06/30/31	1,188,796	1,193,254
American Trailer World Corp.
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,085,951	978,713
Station Casinos LLC
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/14/31	830,825	826,820
Dealer Tire LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	560,000	560,700
CHG Healthcare Services, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/29/28	511,711	512,207
American Tire Distributors, Inc.
11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	545,238	507,071
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	439,286
Hilton Worldwide Finance LLC
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30	427,249	427,006

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
SHO Holding I Corp.
11.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	263,276	$261,291
12.32% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) (in-kind rate was 5.00%) due 06/30/29†††,3	94,034	82,750
Total Consumer, Cyclical		167,302,340

Industrial - 16.8%
Arcline FM Holdings, LLC
9.65% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	9,350,588	9,360,593
American Bath Group LLC
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	8,693,840	8,568,909
Pelican Products, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	8,913,472	8,159,036
Hunter Douglas, Inc.
8.57% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	6,528,524	6,463,239
Park River Holdings, Inc.
8.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,923,420	5,820,352
White Cap Supply Holdings LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	4,924,433	4,886,269
Duran Group Holding GmbH
9.21% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 05/31/26†††	EUR 4,527,760	4,740,054
TransDigm, Inc.
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	3,199,187	3,185,750
7.32% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	1,530,000	1,523,620
TricorBraun Holdings, Inc.
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/03/28	4,766,523	4,669,429
Michael Baker International LLC
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	4,641,236	4,658,640
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/11/30	3,757,050	3,758,929
due 10/11/30	695,000	695,347
DG Investment Intermediate Holdings 2, Inc.
8.71% (1 Month Term SOFR + 3.86%, Rate Floor: 4.61%) due 03/31/28	4,461,215	4,441,719
Berlin Packaging LLC
8.89% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 06/07/31	4,116,557	4,112,152
United Airlines Inc.
8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/22/31	4,009,950	4,011,193
Fugue Finance LLC
9.06% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28	2,098,886	2,108,247
8.81% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31	1,725,675	1,733,872
Mauser Packaging Solutions Holding Co.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27	3,645,770	3,650,838
Engineered Machinery Holdings, Inc.
8.62% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/19/28	3,467,127	3,475,794
LBM Acquisition LLC
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	3,483,924	3,412,086
Aegion Corp.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	3,297,761	3,303,960
Mirion Technologies, Inc.
6.85% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/20/28	3,065,287	3,059,555
FCG Acquisitions, Inc
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	3,026,360	3,023,334
Hobbs & Associates LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31	2,955,547	2,948,158
Merlin Buyer, Inc.
9.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	2,940,151	2,918,100
Quikrete Holdings, Inc.
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	2,900,800	2,900,133
Protective Industrial Products, Inc.
8.96% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	2,911,804	2,899,080
Service Logic Acquisition, Inc.
8.31% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	2,708,136	2,713,227
Genesee & Wyoming, Inc.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/10/31	2,690,000	2,683,275
Engineering Research And Consulting LLC
10.06% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	2,550,000	2,511,750
Amentum Holdings, Inc.
due 07/29/31	2,470,118	2,460,855
EMRLD Borrower, LP
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	2,455,150	2,449,012
Anchor Packaging LLC
8.60% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29	2,230,000	2,234,192
Foundation Building Materials Holding Company LLC
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	2,288,500	2,225,040

116 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Brown Group Holding LLC
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/01/31	2,006,475	$2,000,335
7.84% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	187,031	186,511
API Heat Transfer
13.19% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	1,376,260	1,376,260
10.19% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	796,558	796,558
STS Operating, Inc.
8.95% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	2,005,920	1,990,876
Sundyne (Star US Bidco)
9.60% (3 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 03/17/27†††	1,935,444	1,951,169
Artera Services LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,940,325	1,886,656
ASP Dream Acquisiton Co. LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28†††	1,694,504	1,694,504
Standard Industries, Inc.
6.92% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/22/28	1,658,233	1,661,002
Air Canada
7.25% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	1,651,700	1,653,765
Albion Financing 3 SARL
9.83% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/16/29	1,608,476	1,614,507
CPM Holdings, Inc.
9.70% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	1,564,205	1,481,240
Madison Safety & Flow LLC
due 09/19/31	1,368,786	1,367,075
Bleriot US Bidco LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/30	1,310,439	1,310,714
GFL Environmental, Inc.
7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/03/31	1,240,000	1,238,227
ProAmpac PG Borrower LLC
9.23% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,218,722	1,219,636
Charter Next Generation Inc.
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/01/27	981,951	981,852
Savage Enterprises LLC
7.85% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/15/28	771,171	773,168
MI Windows And Doors LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/28/31	728,175	728,779
SiteOne Landscaping Supply Holding LLC
6.95% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 03/23/30†††	700,000	701,750
American Residential Services LLC
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/15/27	563,536	563,891
Osmose Utility Services, Inc.
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	480,138	475,337
StandardAero
due 08/24/28	300,000	300,063
Total Industrial		159,719,614

Consumer, Non-cyclical - 15.1%
Hayward Industries, Inc.
7.46% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,546,500	7,529,747
VC GB Holdings I Corp.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	7,214,350	7,190,687
Medical Solutions Parent Holdings, Inc.
8.85% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	9,075,268	6,851,827
Bombardier Recreational Products, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	6,370,013	6,354,088
National Mentor Holdings, Inc.
8.65% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	6,392,435	6,131,048
8.45% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	211,372	202,729
Quirch Foods Holdings LLC
9.89% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,549,873	6,156,881
Weber-Stephen Products LLC
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	6,299,760	5,923,538
Dermatology Intermediate Holdings III, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	5,123,658	4,872,035
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	4,821,860	4,835,120
Agiliti
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/01/30	4,974,874	4,825,628
HAH Group Holding Co. LLC
due 09/17/31	4,755,388	4,687,053
Midwest Veterinary Partners LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	4,333,987	4,329,913
TGP Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	4,535,099	4,262,993

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Chefs’ Warehouse, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	4,235,667	$4,235,667
Endo Finance Holdings, Inc.
9.78% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	4,221,074	4,214,911
Resonetics LLC
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	4,055,082	4,056,988
Grifols Worldwide Operations USA, Inc.
7.40% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	4,105,658	3,984,418
Outcomes Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	3,878,510	3,898,717
Osmosis Holdings Australia II Pty Ltd.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28	3,900,771	3,894,881
US Foods, Inc.
due 11/26/31	3,800,000	3,804,750
Del Monte Foods, Inc.
13.17% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 08/02/28	2,071,472	1,943,724
9.41% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/28	3,354,820	1,794,828
Froneri US, Inc.
7.20% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	3,396,130	3,386,790
Perrigo Investments LLC
7.20% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/20/29	3,149,564	3,137,753
CHG PPC Parent LLC
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 12/08/28	2,888,299	2,875,677
Topgolf Callaway Brands Corp.
7.85% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,728,800	2,686,176
Balrog Acquisition, Inc.
9.46% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,569,305	2,556,459
Elanco Animal Health, Inc.
7.05% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	2,515,167	2,508,703
Summit Behavioral Healthcare LLC
9.31% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28†††	2,671,472	2,484,469
Heritage Grocers Group LLC
11.45% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	2,459,155	2,422,268
Midwest Physician Administrative Services
7.87% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	2,470,320	2,225,041
Cambrex Corp.
8.45% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	2,088,337	2,074,158
Pacific Dental Services LLC
7.85% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	1,895,475	1,892,802
Energizer Holdings, Inc.
6.92% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	1,857,250	1,856,470
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,369,231	1,648,582
IVI America LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	1,502,030	1,510,081
Nomad Foods Limited
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	1,050,000	1,048,246
Aramark Services, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	1,000,000	1,001,500
Amer Sports, Inc.
8.35% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/31	748,125	749,060
Upstream Newco, Inc.
9.76% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26	725,625	626,657
Mamba Purchaser, Inc.
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/16/28	309,837	308,985
Total Consumer, Non-cyclical		142,982,048

Technology - 13.4%
CoreLogic, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,456,747	8,360,086
Athenahealth Group, Inc.
8.10% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	6,020,229	5,976,341
Polaris Newco LLC
9.51% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	5,908,629	5,804,638
Ascend Learning LLC
8.45% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	5,578,879	5,550,594
Peraton Corp.
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	5,769,239	5,539,681
Instructure Holdings, Inc.
8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/30/28	2,886,277	2,886,884
due 09/12/31	2,531,602	2,511,552
Wrench Group LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	5,356,807	5,352,361
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	6,683,640	5,148,275

118 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Planview Parent, Inc.
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	5,113,486	$5,113,537
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	5,119,864	5,106,194
DCert Buyer, Inc.
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	5,161,162	5,000,701
Cloud Software Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	4,898,448	4,874,445
Xerox Corp.
8.71% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	4,708,695	4,683,974
Azalea TopCo
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/30/31	4,515,546	4,504,258
Conair Holdings LLC
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,903,967	4,477,518
Sabre GLBL, Inc.
9.95% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,296,299	3,123,244
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,348,992	1,255,682
Iron Mountain Information Management Services, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,337,465	4,304,934
Project Ruby Ultimate Parent Corp.
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,377,500	3,370,103
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28	905,450	904,771
CCC Intelligent Solutions, Inc.
7.21% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 09/21/28	3,880,226	3,877,316
Taxware Holdings (Sovos Compliance LLC)
9.46% (3 Month Term SOFR + 4.61%, Rate Floor: 5.11%) due 08/11/28	3,698,298	3,693,268
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	3,224,175	3,216,114
Indicor LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/29	3,024,208	3,028,533
RealPage, Inc.
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	2,947,914	2,859,476
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	2,644,415	2,525,971
Blackhawk Network Holdings, Inc.
9.85% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	2,483,775	2,492,866
DS Admiral Bidco LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	2,424,177	2,327,210
Central Parent LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	2,101,775	2,077,962
Epicor Software
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/30/31	1,700,564	1,701,142
Dye & Durham Corp.
8.95% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,435,714	1,441,098
World Wide Technology Holding Co. LLC
7.81% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	1,390,716	1,390,716
VS Buyer LLC
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/12/31	1,346,625	1,346,059
Leia Finco US LLC
due 07/02/31	1,088,047	1,070,061
Imprivata, Inc.
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/01/27	635,428	637,105
Total Technology		127,534,670

Financial - 11.3%
USI, Inc.
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/22/29	5,452,996	5,434,837
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/27/30	1,482,591	1,477,432
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	6,380,856	6,375,049
Apex Group Treasury LLC
8.96% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,395,000	3,395,000
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	2,063,329	2,065,908
Nexus Buyer LLC
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	5,140,723	5,093,326
AmWINS Group, Inc.
7.21% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/19/28	5,022,595	5,012,600
Worldpay
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	4,930,000	4,927,929
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	4,802,880	4,797,405

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Ardonagh Midco 3 plc
8.52% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/17/31	4,136,750	$4,139,356
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	4,016,419	3,930,307
Asurion LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,948,059	3,885,324
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	3,845,250	3,842,866
Corpay, Inc.
due 04/28/28	3,650,000	3,640,875
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	3,684,134	3,521,406
Focus Financial Partners LLC
due 09/11/31	3,214,348	3,203,709
Virtu Financial
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31	3,085,000	3,085,000
Zodiac Pool Solutions LLC
6.87% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	2,984,085	2,982,235
Orion Advisor Solutions, Inc.
9.26% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 09/24/27	2,865,939	2,858,373
Franklin Square Holdings LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/25/31†††	2,713,938	2,710,545
Tegra118 Wealth Solutions, Inc.
9.13% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,784,114	2,654,485
Eisner Advisory Group
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,527,105	2,532,083
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,965,453	2,525,993
Delos Aircraft Leasing
6.35% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/31/27	2,508,571	2,519,760
Alliant Holdings Intermediate LLC
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/19/31	2,492,159	2,477,356
Ryan Specialty LLC
7.35% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	2,472,732	2,467,317
Harbourvest Partners LP
6.85% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	2,459,404	2,453,256
Assetmark Financial Holdings, Inc.
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/03/31	1,800,000	1,778,058
Alter Domus
due 07/17/31	1,758,919	1,764,970
Trans Union LLC
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/24/31	1,695,750	1,691,901
CPI Holdco B LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	1,615,000	1,606,634
GIP Pilot Acquisition Partners, LP
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/04/30	1,601,580	1,602,909
HUB International Ltd.
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 06/20/30	1,594,620	1,592,068
Aretec Group, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	1,596,817	1,562,437
FleetCor Technologies Operating Company LLC
6.60% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/28/28	1,500,000	1,497,420
Total Financial		107,106,129

Communications - 7.8%
Virgin Media Bristol LLC
7.71% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,566,573
Ziggo Financing Partnership
7.71% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/30/28	6,685,000	6,523,223
CSC Holdings LLC
9.60% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	6,660,644	6,462,024
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	5,913,889	5,925,008
McGraw Hill LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/06/31	5,877,124	5,899,164
SBA Senior Finance II LLC
due 01/27/31	3,699,724	3,700,574
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/25/31	1,343,250	1,343,559
Zayo Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	3,900,000	3,587,025
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,148,468	1,047,265
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	4,079,775	4,086,221
Telenet Financing USD LLC
7.21% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/30/28	4,000,000	3,850,000

120 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Altice France SA
10.80% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	4,880,561	$3,646,169
Charter Communications Operating LLC
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	3,225,625	3,196,498
LCPR Loan Financing LLC
8.96% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/16/28	3,162,794	2,899,492
Level 3 Financing, Inc.
11.41% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/30	1,298,730	1,319,834
11.41% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/29	1,289,271	1,314,734
Playtika Holding Corp.
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	2,597,739	2,577,762
Midcontinent Communications
7.60% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31	2,500,000	2,509,375
Simon & Schuster
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	2,056,068	2,050,064
UPC Broadband Holding BV
8.14% (1 Month Term SOFR + 2.93%, Rate Floor: 2.93%) due 01/31/29	1,999,703	1,987,764
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	8,441,151	1,403,341
Planet US Buyer LLC
8.60% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/07/31	1,396,500	1,397,896
Total Communications		74,293,565

Basic Materials - 3.8%
CTEC III GmbH
7.01% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR 7,500,000	8,317,741
Arsenal AIC Parent LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	4,974,403	4,964,455
Illuminate Buyer LLC
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29	4,364,231	4,372,043
Discovery Purchaser Corp.
due 10/04/29	3,730,844	3,711,145
Nouryon USA LLC
8.63% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/03/28	1,799,654	1,799,654
8.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/03/28	1,341,475	1,342,589
NIC Acquisition Corp.
8.62% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,528,762	3,063,424
LSF11 A5 HoldCo LLC
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/15/28	2,521,145	2,514,388
Platform Specialty Products
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/18/30	2,342,300	2,342,300
Vantage Specialty Chemicals, Inc.
9.87% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	2,235,188	2,210,042
Trinseo Materials Operating S.C.A.
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	1,548,000	1,220,459
A-AP Buyer, Inc.
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/31†††	650,000	652,438
Total Basic Materials		36,510,678

Energy - 2.4%
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	4,140,239	4,140,239
AL GCX Holdings LLC
7.87% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/17/29	3,486,860	3,487,697
Par Petroleum LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,171,700	3,172,366
TransMontaigne Operating Company, LP
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/17/28	2,534,230	2,535,143
Buckeye Partners, LP
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/26	1,123,946	1,123,474
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/22/30	823,442	822,108
WhiteWater DBR HoldCo LLC
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/03/31	1,865,000	1,860,915
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	1,786,995	1,788,478
Traverse Midstream Partners LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/16/28	1,626,172	1,626,676
Bip PipeCo Holdings LLC
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30	1,326,675	1,325,017
Permian Production Partners LLC
14.96% (1 Month Term SOFR + 6.11%, Rate Floor: 7.11%) (in-kind rate was 2.00%) due 11/24/25†††,3	489,365	484,471
Total Energy		22,366,584

Utilities - 1.5%
Calpine Construction Finance Company, LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	4,965,050	4,930,593

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
UGI Energy Services LLC
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	4,099,393	$4,098,655
NRG Energy, Inc.
7.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,699,612	2,701,637
TerraForm Power Operating LLC
7.20% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	2,540,659	2,539,872
Total Utilities		14,270,757

Total Senior Floating Rate Interests
(Cost $880,219,573)		852,086,385

CORPORATE BONDS†† - 4.0%
Consumer, Non-cyclical - 1.4%
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,885,383
Sotheby’s
7.38% due 10/15/27[4]	2,875,000	2,767,029
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,746,034
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,686,411
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,501,908
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	634,827
Total Consumer, Non-cyclical		13,221,592

Communications - 1.1%
VZ Secured Financing B.V.
5.00% due 01/15/32[4]	3,500,000	3,220,852
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,630,706
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	1,995,968
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,556,476
Level 3 Financing, Inc.
11.00% due 11/15/29[4]	899,070	995,788
Total Communications		10,399,790

Industrial - 0.6%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,807,436
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	2,120,000	1,698,094
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,406,363
Total Industrial		5,911,893

Consumer, Cyclical - 0.5%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,774,141

Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,946,153
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	1,279,819	6,399
Total Basic Materials		1,952,552

Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,789,902
Total Corporate Bonds
(Cost $43,263,154)		38,049,870

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,441,463
2006-QO2, 5.41% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	73,835
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.93% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,049,832	1,684,632
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,420,301	1,167,297
American Home Mortgage Assets Trust
2006-4, 5.18% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,109,403	1,139,078
Lehman XS Trust Series
2006-16N, 5.35% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,133,125	1,001,719
Nomura Resecuritization Trust
2015-4R, 2.71% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊ ,4	370,488	356,673
Alliance Bancorp Trust
2007-OA1, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	323,542	278,121
Morgan Stanley Re-REMIC Trust
2010-R5, 5.31% due 06/26/36 [4]	201,721	188,227
GSAA Home Equity Trust
2007-7, 5.51% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	79,127	74,463

122 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
New Century Home Equity Loan Trust
2004-4, 5.76% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	47,529	$50,022
Total Residential Mortgage-Backed Securities		8,455,530

Total Collateralized Mortgage Obligations
(Cost $11,702,350)		8,455,530
ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	207,024
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	8,692
Total Collateralized Loan Obligations		215,716

Total Asset-Backed Securities
(Cost $4,371)		215,716

Total Investments - 101.2%
(Cost $997,465,613)		$961,224,367
Other Assets & Liabilities, net - (1.2)%		(11,626,454)
Total Net Assets - 100.0%		$949,597,913

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	EUR	Sell	13,945,000	15,447,030 USD	10/18/24	$(95,154)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
[3]	Payment-in-kind security.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $34,615,768 (cost $38,412,439), or 3.7% of total net assets.

[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,399 (cost $1,160,811), or less than 0.1% of total net assets — See Note 10.

[6]	Security is in default of interest and/or principal obligations.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$519,043	$—	$3,525,308	$4,044,351
Exchange-Traded Funds	25,148,290	—	—	25,148,290
Money Market Fund	33,224,225	—	—	33,224,225
Senior Floating Rate Interests	—	816,750,998	35,335,387	852,086,385
Corporate Bonds	—	38,043,471	6,399	38,049,870
Collateralized Mortgage Obligations	—	8,455,530	—	8,455,530
Asset-Backed Securities	—	215,716	—	215,716
Total Assets	$58,891,558	$863,465,715	$38,867,094	$961,224,367

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$95,154	$—	$95,154
Unfunded Loan Commitments (Note 9)	—	—	20,064	20,064
Total Liabilities	$—	$95,154	$20,064	$115,218

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$3,524,692	Enterprise Value	Valuation Multiple	2.9x-8.6x	4.9x
Common Stocks	616	Model Price	Liquidation Value	—	—
Corporate Bonds	6,399	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	30,360,288	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,172,818	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,951,169	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	507,071	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	344,041	Yield Analysis	Yield	11.1%-15.8%	12.4%
Total Assets	$38,867,094
Liabilities:
Unfunded Loan Commitments	$20,064	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

124 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
FLOATING RATE STRATEGIES FUND

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $1,951,169 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $2,056,421 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$60,792	$16,360,394	$346,762	$493,907	$17,261,855	$(249)
Purchases/(Receipts)	—	23,962,141	—	—	23,962,141	(10,552)
(Sales, maturities and paydowns)/Fundings	—	(2,926,553)	(3,295)	(543,063)	(3,472,911)	—
Amortization of premiums/discounts	—	131,605	—	—	131,605	—
Corporate actions	—	(2,026,277)	3,579,592	(493,920)	1,059,395	—
Total realized gains (losses) included in earnings	—	18,161	(1,424,838)	(1,824,923)	(3,231,600)	6,019
Total change in unrealized appreciation (depreciation) included in earnings	(54,393)	(78,832)	1,027,087	2,367,999	3,261,861	(15,282)
Transfers into Level 3	—	1,951,169	—	—	1,951,169	—
Transfers out of Level 3	—	(2,056,421)	—	—	(2,056,421)	—
Ending Balance	$6,399	$35,335,387	$3,525,308	$—	$38,867,094	$(20,064)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$(54,393)	$(356,656)	$(397,405)	$—	$(808,454)	$(9,512)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24
Common Stocks
BP Holdco LLC *	$313,770	$—	$—	$—	$(17,671)	$296,099	244,278

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 125

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $997,379,357)	$960,928,268
Investments in affiliated issuers, at value (cost $86,256)	296,099
Cash	3,330,487
Prepaid expenses	131,999
Receivables:
Securities sold	21,338,536
Interest	7,091,306
Fund shares sold	1,360,151
Total assets	994,476,846

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $11,415)	20,064
Unrealized depreciation on forward foreign currency exchange contracts	95,154
Payable for:
Securities purchased	40,047,180
Fund shares redeemed	3,036,760
Distributions to shareholders	884,053
Management fees	406,430
Transfer agent/maintenance fees	145,752
Distribution and service fees	56,575
Fund accounting/administration fees	5,233
Trustees’ fees*	2,045
Miscellaneous	179,687
Total liabilities	44,878,933
Net assets	$949,597,913

Net assets consist of:
Paid in capital	$1,166,841,582
Total distributable earnings (loss)	(217,243,669)
Net assets	$949,597,913

Class A:
Net assets	$141,421,955
Capital shares outstanding	5,839,595
Net asset value per share	$24.22
Maximum offering price per share (Net asset value divided by 97.00%)	$24.97

Class C:
Net assets	$27,738,522
Capital shares outstanding	1,145,811
Net asset value per share	$24.21

Class P:
Net assets	$42,808,272
Capital shares outstanding	1,766,858
Net asset value per share	$24.23

Institutional Class:
Net assets	$735,606,168
Capital shares outstanding	30,348,478
Net asset value per share	$24.24

Class R6:
Net assets	$2,022,996
Capital shares outstanding	83,424
Net asset value per share	$24.25

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

126 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$2,471,244
Interest from securities of unaffiliated issuers	92,619,384
Total investment income	95,090,628

Expenses:
Management fees	6,571,231
Distribution and service fees:
Class A	345,797
Class C	311,340
Class P	109,749
Transfer agent/maintenance fees:
Class A	175,014
Class C	34,139
Class P	70,278
Institutional Class	814,560
Class R6	540
Fund accounting/administration fees	397,997
Line of credit fees	311,122
Professional fees	158,520
Trustees’ fees*	23,524
Custodian fees	20,396
Interest expense	1,891
Miscellaneous	270,124
Recoupment of previously waived fees:
Class C	23
Class R6	383
Total expenses	9,616,628
Less:
Expenses reimbursed by Adviser:
Class A	$(125,612)
Class C	(23,007)
Class P	(54,498)
Institutional Class	(444,669)
Class R6	(322)
Expenses waived by Adviser	(322,264)
Total waived/reimbursed expenses	(970,372)
Net expenses	8,646,256
Net investment income	86,444,372

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(9,758,221)
Forward foreign currency exchange contracts	(117,693)
Foreign currency transactions	(6,319)
Net realized loss	(9,882,233)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,413,152)
Investments in affiliated issuers	(17,671)
Forward foreign currency exchange contracts	(555,754)
Foreign currency translations	13,765
Net change in unrealized appreciation (depreciation)	(2,972,812)
Net realized and unrealized loss	(12,855,045)
Net increase in net assets resulting from operations	$73,589,327

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 127

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,444,372	$85,185,982
Net realized loss on investments	(9,882,233)	(15,113,133)
Net change in unrealized appreciation (depreciation) on investments	(2,972,812)	66,855,926
Net increase in net assets resulting from operations	73,589,327	136,928,775

Distributions to shareholders:
Class A	(11,647,241)	(11,434,737)
Class C	(2,392,488)	(2,844,666)
Class P	(3,696,006)	(3,555,101)
Institutional Class	(68,865,154)	(66,543,982)
Class R6	(111,604)	(903,249)
Total distributions to shareholders	(86,712,493)	(85,281,735)

Capital share transactions:
Proceeds from sale of shares
Class A	32,935,433	37,817,506
Class C	4,255,461	4,906,993
Class P	8,843,585	26,809,190
Institutional Class	363,619,911	419,167,716
Class R6	1,698,695	30,694,165
Distributions reinvested
Class A	10,200,966	9,830,459
Class C	2,062,297	2,422,173
Class P	3,686,772	3,544,719
Institutional Class	57,864,332	55,637,014
Class R6	110,482	898,525
Cost of shares redeemed
Class A	(38,989,840)	(69,825,528)
Class C	(14,028,271)	(20,716,384)
Class P	(13,476,997)	(31,805,294)
Institutional Class	(469,201,327)	(700,163,252)
Class R6	(1,212,290)	(32,266,778)
Net decrease from capital share transactions	(51,630,791)	(263,048,776)
Net decrease in net assets	(64,753,957)	(211,401,736)

Net assets:
Beginning of year	1,014,351,870	1,225,753,606
End of year	$949,597,913	$1,014,351,870

128 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2024	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	1,348,314	1,569,726
Class C	174,243	204,188
Class P	361,398	1,116,540
Institutional Class	14,865,436	17,415,091
Class R6	69,319	1,288,449
Shares issued from reinvestment of distributions
Class A	418,133	408,128
Class C	84,541	100,670
Class P	151,019	147,100
Institutional Class	2,369,521	2,308,872
Class R6	4,529	37,421
Shares redeemed
Class A	(1,596,637)	(2,905,865)
Class C	(574,443)	(863,523)
Class P	(551,414)	(1,323,129)
Institutional Class	(19,234,875)	(29,241,651)
Class R6	(49,303)	(1,340,629)
Net decrease in shares	(2,160,219)	(11,078,612)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 129

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.52	$23.37	$25.09	$24.08	$25.23
Income (loss) from investment operations:
Net investment income (loss)[a]	2.05	1.88	.87	.83	1.02
Net gain (loss) on investments (realized and unrealized)	(.29)	1.16	(1.72)	1.02	(1.16)
Total from investment operations	1.76	3.04	(.85)	1.85	(.14)
Less distributions from:
Net investment income	(2.06)	(1.89)	(.87)	(.83)	(.83)
Return of capital	—	—	—	(.01)	(.18)
Total distributions	(2.06)	(1.89)	(.87)	(.84)	(1.01)
Net asset value, end of period	$24.22	$24.52	$23.37	$25.09	$24.08

Total Return[b]	7.41%	13.47%	(3.47%)	7.83%	(0.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,422	$139,008	$154,160	$123,392	$139,857
Ratios to average net assets:
Net investment income (loss)	8.39%	7.82%	3.57%	3.36%	4.23%
Total expenses[c]	1.15%	1.15%	1.11%	1.09%	1.25%
Net expenses[d,e,f]	1.02%	1.02%	1.02%	1.05%	1.10%
Portfolio turnover rate	37%	23%	30%	57%	20%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.51	$23.36	$25.08	$24.07	$25.22
Income (loss) from investment operations:
Net investment income (loss)[a]	1.87	1.69	.68	.65	.84
Net gain (loss) on investments (realized and unrealized)	(.30)	1.16	(1.71)	1.02	(1.16)
Total from investment operations	1.57	2.85	(1.03)	1.67	(.32)
Less distributions from:
Net investment income	(1.87)	(1.70)	(.69)	(.65)	(.68)
Return of capital	—	—	—	(.01)	(.15)
Total distributions	(1.87)	(1.70)	(.69)	(.66)	(.83)
Net asset value, end of period	$24.21	$24.51	$23.36	$25.08	$24.07

Total Return[b]	6.62%	12.58%	(4.15%)	7.03%	(1.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,739	$35,818	$47,183	$52,308	$63,891
Ratios to average net assets:
Net investment income (loss)	7.66%	7.02%	2.78%	2.61%	3.47%
Total expenses[c]	1.88%	1.89%	1.91%	1.86%	1.96%
Net expenses[d,e,f]	1.77%	1.78%	1.77%	1.80%	1.85%
Portfolio turnover rate	37%	23%	30%	57%	20%

130 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.53	$23.38	$25.10	$24.09	$25.24
Income (loss) from investment operations:
Net investment income (loss)[a]	2.05	1.88	.88	.83	1.04
Net gain (loss) on investments (realized and unrealized)	(.29)	1.16	(1.73)	1.02	(1.18)
Total from investment operations	1.76	3.04	(.85)	1.85	(.14)
Less distributions from:
Net investment income	(2.06)	(1.89)	(.87)	(.83)	(.83)
Return of capital	—	—	—	(.01)	(.18)
Total distributions	(2.06)	(1.89)	(.87)	(.84)	(1.01)
Net asset value, end of period	$24.23	$24.53	$23.38	$25.10	$24.09

Total Return	7.41%	13.46%	(3.47%)	7.83%	(0.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,808	$44,295	$43,603	$35,430	$33,251
Ratios to average net assets:
Net investment income (loss)	8.39%	7.81%	3.58%	3.36%	4.26%
Total expenses[c]	1.18%	1.18%	1.14%	1.06%	1.37%
Net expenses[d,e,f]	1.02%	1.02%	1.02%	1.05%	1.10%
Portfolio turnover rate	37%	23%	30%	57%	20%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.54	$23.39	$25.11	$24.10	$25.25
Income (loss) from investment operations:
Net investment income (loss)[a]	2.11	1.93	.94	.89	1.09
Net gain (loss) on investments (realized and unrealized)	(.30)	1.16	(1.73)	1.02	(1.17)
Total from investment operations	1.81	3.09	(.79)	1.91	(.08)
Less distributions from:
Net investment income	(2.11)	(1.94)	(.93)	(.89)	(.88)
Return of capital	—	—	—	(.01)	(.19)
Total distributions	(2.11)	(1.94)	(.93)	(.90)	(1.07)
Net asset value, end of period	$24.24	$24.54	$23.39	$25.11	$24.10

Total Return	7.66%	13.68%	(3.20%)	8.08%	(0.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$735,606	$793,785	$979,086	$711,583	$504,449
Ratios to average net assets:
Net investment income (loss)	8.62%	8.02%	3.84%	3.59%	4.48%
Total expenses[c]	0.87%	0.88%	0.87%	0.85%	0.97%
Net expenses[d,e,f]	0.78%	0.78%	0.78%	0.81%	0.85%
Portfolio turnover rate	37%	23%	30%	57%	20%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 131

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.55	$23.38	$25.11	$24.10	$25.25
Income (loss) from investment operations:
Net investment income (loss)[a]	2.09	1.87	.82	.91	1.13
Net gain (loss) on investments (realized and unrealized)	(.27)	1.27	(1.62)	1.01	(1.21)
Total from investment operations	1.82	3.14	(.80)	1.92	(.08)
Less distributions from:
Net investment income	(2.12)	(1.97)	(.93)	(.90)	(.88)
Return of capital	—	—	—	(.01)	(.19)
Total distributions	(2.12)	(1.97)	(.93)	(.91)	(1.07)
Net asset value, end of period	$24.25	$24.55	$23.38	$25.11	$24.10

Total Return	7.67%	13.87%	(3.25%)	8.06%	(0.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,023	$1,445	$1,722	$1,257	$1,625
Ratios to average net assets:
Net investment income (loss)	8.58%	7.79%	3.31%	3.66%	4.56%
Total expenses[c]	0.84%	0.78%	0.82%	0.83%	0.86%
Net expenses[d,e,f]	0.79%	0.74%	0.79%	0.82%	0.84%
Portfolio turnover rate	37%	23%	30%	57%	20%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.03%	0.03%	—	0.00%*
Class C	0.00%*	0.04%	0.04%	—	0.00%*
Class P	—	0.03%	0.04%	0.00%*	0.00%*
Institutional Class	—	0.02%	0.04%	0.00%*	0.00%*
Class R6	0.03%	0.02%	0.03%	0.01%	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.99%	0.99%	1.00%	1.01%	1.02%
Class C	1.74%	1.75%	1.75%	1.76%	1.77%
Class P	0.99%	0.99%	1.00%	1.01%	1.02%
Institutional Class	0.75%	0.75%	0.76%	0.77%	0.78%
Class R6	0.75%	0.71%	0.76%	0.77%	0.78%

132 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
HIGH YIELD FUND

	Shares	Value
COMMON STOCKS† - 0.3%

Consumer, Non-cyclical - 0.3%
Endo, Inc.*	22,743	$585,632
Save-A-Lot*,†††	797,632	5,863
Total Consumer, Non-cyclical		591,495

Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	28,741
YAK BLOCKER 2 LLC*,†††	6,243	12,547
YAK BLOCKER 2 LLC*,†††	5,770	11,597
Targus, Inc.*,†††	12,825	545
Vector Phoenix Holdings, LP*,†††	23,711	502
Targus, Inc.*,†††	12,825	73
Targus, Inc.*,†††	12,825	1
Total Industrial		54,006

Energy - 0.0%
Legacy Reserves, Inc.*,†††	3,452	13,808
Permian Production Partners LLC*,†††	57,028	1,025
Total Energy		14,833

Utilities - 0.0%
Mountain Creek Power LLC*,†††	26,665	2,667

Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	1,210,000	121
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	950,000	95
Avison Young (Canada), Inc.*,††	132	37
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††	171,000	17
Total Financial		270

Total Common Stocks
(Cost $528,014)		663,271

PREFERRED STOCKS†† - 1.8%
Financial - 1.5%
Charles Schwab Corp.
4.00%	1,325,000	1,184,937
Citigroup, Inc.
7.63%[3]	775,000	827,990
American National Group, Inc.
5.95%	21,500	531,695
Goldman Sachs Group, Inc.
7.50%[3]	475,000	510,596
Avison Young (Canada), Inc.	185,779	38,456
Total Financial		3,093,674

Energy - 0.3%
Venture Global LNG, Inc.
9.00%[4]	475,000	481,474

Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	2
Total Preferred Stocks
(Cost $4,112,805)		3,575,150

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	—
Total Warrants
(Cost $9)		—

MONEY MARKET FUND***,† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[5]	6,831,221	6,831,221
Total Money Market Fund
(Cost $6,831,221)		6,831,221

	Face Amount~
CORPORATE BONDS†† - 82.3%
Consumer, Cyclical - 16.1%
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	1,525,000	1,524,499
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[4]	1,000,000	1,018,952
6.13% due 04/01/32[4]	425,000	437,610
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]	1,225,000	1,222,154
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[4]	475,000	476,547
6.75% due 05/15/28[4]	350,000	360,764
6.25% due 05/15/26[4]	325,000	324,883
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	1,150,000	1,102,526
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	1,100,000	1,091,695
Caesars Entertainment, Inc.
8.13% due 07/01/27[4]	900,000	918,532
6.50% due 02/15/32[4]	150,000	155,162
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]	1,200,000	1,058,872
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]	1,000,000	1,051,448
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	1,100,000	1,050,311
Vail Resorts, Inc.
6.50% due 05/15/32[4]	1,000,000	1,044,919

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
Hanesbrands, Inc.
4.88% due 05/15/26[4]	1,050,000	$1,040,794
Crocs, Inc.
4.25% due 03/15/29[4]	1,094,000	1,034,262
Scotts Miracle-Gro Co.
4.38% due 02/01/32	1,050,000	973,054
Newell Brands, Inc.
6.38% due 09/15/27	500,000	505,703
5.70% due 04/01/26	450,000	451,104
United Airlines, Inc.
4.63% due 04/15/29[4]	650,000	627,938
4.38% due 04/15/26[4]	325,000	319,783
Wabash National Corp.
4.50% due 10/15/28[4]	1,025,000	939,017
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[4]	875,000	909,323
Velocity Vehicle Group LLC
8.00% due 06/01/29[4]	850,000	885,025
Tempur Sealy International, Inc.
3.88% due 10/15/31[4]	875,000	779,946
Aramark Services, Inc.
5.00% due 02/01/28[4]	750,000	747,588
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]	800,000	745,874
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[4]	450,000	479,255
6.75% due 03/15/28[4]	250,000	258,459
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.00% due 04/15/29[4]	721,875	724,763
Amer Sports Co.
6.75% due 02/16/31[4]	675,000	691,925
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR 575,000	674,804
Station Casinos LLC
4.63% due 12/01/31[4]	700,000	649,118
Park River Holdings, Inc.
5.63% due 02/01/29[4]	675,000	579,452
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]	550,000	557,176
Advance Auto Parts, Inc.
5.90% due 03/09/26	550,000	555,674
Penn Entertainment, Inc.
4.13% due 07/01/29[4]	579,000	527,531
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]	550,000	521,554
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	475,000	502,201
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR 425,000	489,984
Air Canada
3.88% due 08/15/26[4]	500,000	486,893
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[4]	458,000	482,946
Michaels Companies, Inc.
5.25% due 05/01/28[4]	600,000	442,865
Superior Plus, LP
4.25% due 05/18/28[4]	CAD 550,000	383,439
Sabre GLBL, Inc.
7.38% due 09/01/25[2]	320,000	316,800
9.25% due 04/15/25[2]	31,000	30,884
Papa John’s International, Inc.
3.88% due 09/15/29[4]	275,000	254,508
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[4]	200,000	202,890
Allison Transmission, Inc.
4.75% due 10/01/27[4]	200,000	196,782
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	117,000	117,092
Total Consumer, Cyclical		32,925,280

Consumer, Non-cyclical - 13.1%
CPI CG, Inc.
10.00% due 07/15/29[4]	1,650,000	1,736,625
Tenet Healthcare Corp.
6.75% due 05/15/31	675,000	703,601
4.38% due 01/15/30	625,000	599,645
6.13% due 06/15/30	275,000	279,494
Post Holdings, Inc.
4.63% due 04/15/30[4]	600,000	574,116
5.50% due 12/15/29[4]	500,000	496,372
6.25% due 10/15/34[4]	350,000	352,206
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	1,303,000	1,263,749
HAH Group Holding Company LLC
9.75% due 10/01/31[4]	1,075,000	1,083,949
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	1,200,000	1,051,778
Champions Financing, Inc.
8.75% due 02/15/29[4]	1,025,000	1,044,018
ADT Security Corp.
4.13% due 08/01/29[4]	1,050,000	1,002,899
Carriage Services, Inc.
4.25% due 05/15/29[4]	1,075,000	995,876
TriNet Group, Inc.
7.13% due 08/15/31[4]	950,000	989,743
Upbound Group, Inc.
6.38% due 02/15/29[4]	989,000	957,484
Bausch Health Companies, Inc.
4.88% due 06/01/28†††,4	1,200,000	936,000
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	850,000	912,090
Medline Borrower, LP
5.25% due 10/01/29[4]	850,000	834,005
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR 736,000	797,149
Williams Scotsman, Inc.
7.38% due 10/01/31[4]	725,000	766,298

134 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	775,000	$757,551
Service Corporation International
5.75% due 10/15/32	425,000	427,783
3.38% due 08/15/30	325,000	294,543
Performance Food Group, Inc.
6.13% due 09/15/32[4]	700,000	715,299
Central Garden & Pet Co.
4.13% due 10/15/30	711,000	660,981
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[4]	475,000	477,121
6.50% due 02/15/28[4]	175,000	178,185
DaVita, Inc.
3.75% due 02/15/31[4]	625,000	563,750
Grifols S.A.
4.75% due 10/15/28[4]	600,000	562,002
Valvoline, Inc.
3.63% due 06/15/31[4]	600,000	536,933
US Foods, Inc.
7.25% due 01/15/32[4]	500,000	529,173
Darling Ingredients, Inc.
5.25% due 04/15/27[4]	500,000	497,351
Brink’s Co.
6.75% due 06/15/32[4]	475,000	495,465
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[4]	450,000	452,054
Graham Holdings Co.
5.75% due 06/01/26[4]	400,000	399,827
IQVIA, Inc.
5.00% due 05/15/27[4]	395,000	392,594
Neogen Food Safety Corp.
8.63% due 07/20/30[4]	300,000	332,049
Block, Inc.
6.50% due 05/15/32[4]	250,000	260,330
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[4]	225,000	231,825
Perrigo Finance Unlimited Co.
6.13% due 09/30/32	225,000	226,737
Endo Finance Holdings, Inc.
8.50% due 04/15/31[4]	200,000	214,306
WW International, Inc.
4.50% due 04/15/29[4]	690,000	152,358
Ingles Markets, Inc.
4.00% due 06/15/31[4]	75,000	68,582
Total Consumer, Non-cyclical		26,803,896

Industrial - 12.6%
TransDigm, Inc.
6.88% due 12/15/30[4]	925,000	968,638
6.00% due 01/15/33[4]	900,000	912,748
6.38% due 03/01/29[4]	250,000	257,930
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	1,225,000	1,251,341
5.25% due 07/15/28[4]	675,000	659,137
Trinity Industries, Inc.
7.75% due 07/15/28[4]	1,725,000	1,810,541
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	2,500,000	1,669,914
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]	1,025,000	1,059,007
9.25% due 04/15/27[4]	500,000	512,687
Enviri Corp.
5.75% due 07/31/27[4]	1,575,000	1,545,952
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	1,525,000	1,417,571
Amsted Industries, Inc.
4.63% due 05/15/30[4]	900,000	859,623
5.63% due 07/01/27[4]	250,000	249,331
Builders FirstSource, Inc.
6.38% due 06/15/32[4]	750,000	777,466
6.38% due 03/01/34[4]	200,000	207,669
4.25% due 02/01/32[4]	100,000	92,432
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,076,000	1,071,704
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[4]	825,000	850,654
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]	800,000	777,063
Artera Services LLC
8.50% due 02/15/31[4]	725,000	717,912
Clearwater Paper Corp.
4.75% due 08/15/28[4]	750,000	705,937
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]	700,000	673,094
Arcosa, Inc.
4.38% due 04/15/29[4]	700,000	670,984
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[4]	350,000	370,436
6.13% due 02/01/28[4]	250,000	254,185
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	425,000	425,468
7.25% due 01/15/31[4]	175,000	185,377
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[4]	575,000	587,347
Standard Industries, Inc.
4.38% due 07/15/30[4]	550,000	520,577
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	519,430
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[4]	500,000	503,594
Calderys Financing LLC
11.25% due 06/01/28[4]	425,000	456,882

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
Ball Corp.
6.00% due 06/15/29	425,000	$439,835
Hillenbrand, Inc.
6.25% due 02/15/29	425,000	432,487
Standard Building Solutions, Inc.
6.50% due 08/15/32[4]	350,000	362,409
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]	300,000	313,825
Clean Harbors, Inc.
6.38% due 02/01/31[4]	225,000	230,494
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]	175,000	181,410
EnerSys
6.63% due 01/15/32[4]	175,000	181,004
Total Industrial		25,684,095

Communications - 11.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	2,250,000	1,945,470
6.38% due 09/01/29[4]	1,275,000	1,276,511
4.25% due 01/15/34[4]	975,000	799,754
Altice France S.A.
5.13% due 07/15/29[4]	1,450,000	1,019,666
5.50% due 10/15/29[4]	1,250,000	875,424
8.13% due 02/01/27[4]	900,000	735,960
Vmed O2 UK Financing I plc
4.25% due 01/31/31[4]	1,125,000	995,897
4.75% due 07/15/31[4]	850,000	756,523
7.75% due 04/15/32[4]	350,000	359,268
CSC Holdings LLC
3.38% due 02/15/31[4]	1,025,000	726,776
4.13% due 12/01/30[4]	975,000	710,536
4.63% due 12/01/30[4]	950,000	482,118
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	775,000	777,780
5.75% due 08/01/28[4]	625,000	617,649
7.38% due 09/01/31[4]	100,000	103,757
Level 3 Financing, Inc.
3.88% due 10/15/30[4]	1,250,000	915,964
11.00% due 11/15/29[4]	520,747	576,767
VZ Secured Financing B.V.
5.00% due 01/15/32[4]	1,600,000	1,472,390
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	1,350,000	1,371,987
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,368,830
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	1,417,000	1,296,595
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	1,200,000	1,135,416
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	1,121,022
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	800,000	725,502
5.50% due 07/01/29[4]	325,000	317,501
3.88% due 09/01/31[4]	50,000	43,563
Match Group Holdings II LLC
4.63% due 06/01/28[4]	600,000	583,368
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	550,000	523,682
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	300,000	268,333
Cogent Communications Group LLC
7.00% due 06/15/27[4]	100,000	101,758
Total Communications		24,005,767

Financial - 10.1%
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	1,300,000	1,413,725
8.50% due 03/15/30[4]	200,000	213,981
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]	1,100,000	1,111,535
4.25% due 10/15/27[4]	475,000	454,724
Focus Financial Partners LLC
6.75% due 09/15/31[4]	1,500,000	1,514,319
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	1,550,000	1,473,756
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,225,000	1,185,205
United Wholesale Mortgage LLC
5.75% due 06/15/27[4]	675,000	670,610
5.50% due 04/15/29[4]	475,000	462,650
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	875,000	805,648
4.00% due 10/15/33[4]	350,000	312,650
OneMain Finance Corp.
4.00% due 09/15/30	750,000	668,008
3.88% due 09/15/28	375,000	347,820
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]	550,000	535,966
7.25% due 04/01/29[4]	425,000	445,639
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,000,000	963,871
SLM Corp.
3.13% due 11/02/26	1,000,000	961,346
Ardonagh Finco Ltd.
7.75% due 02/15/31[4]	900,000	930,351
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	850,000	891,438
Encore Capital Group, Inc.
9.25% due 04/01/29[4]	600,000	645,570
Aretec Group, Inc.
10.00% due 08/15/30[4]	575,000	611,924

136 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
HUB International Ltd.
5.63% due 12/01/29[4]	375,000	$367,797
7.38% due 01/31/32[4]	225,000	232,334
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	408,093
4.75% due 03/01/29	150,000	138,853
PennyMac Financial Services, Inc.
7.88% due 12/15/29[4]	325,000	346,553
7.13% due 11/15/30[4]	175,000	181,202
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	475,000	503,291
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	750,000	503,176
Hightower Holding LLC
9.13% due 01/31/30[4]	475,000	495,721
USI, Inc.
7.50% due 01/15/32[4]	300,000	310,785
American National Group, Inc.
5.75% due 10/01/29	250,000	251,445
Ryan Specialty LLC
5.88% due 08/01/32[4]	175,000	177,916
Total Financial		20,537,902

Energy - 7.4%
ITT Holdings LLC
6.50% due 08/01/29[4]	1,875,000	1,776,286
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,500,000	1,474,161
CVR Energy, Inc.
5.75% due 02/15/28[4]	1,179,000	1,107,200
8.50% due 01/15/29[4]	350,000	353,797
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,208,101
6.88% due 01/15/29	250,000	250,770
Buckeye Partners, LP
6.88% due 07/01/29[4]	775,000	794,042
3.95% due 12/01/26	550,000	534,027
Viper Energy, Inc.
7.38% due 11/01/31[4]	1,015,000	1,070,494
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	525,000	591,415
7.00% due 01/15/30[4]	400,000	408,647
EnLink Midstream LLC
5.38% due 06/01/29	925,000	948,313
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	800,000	802,661
Parkland Corp.
4.50% due 10/01/29[4]	750,000	710,087
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	600,000	650,985
NuStar Logistics, LP
5.63% due 04/28/27	610,000	612,782
Sunoco, LP
7.25% due 05/01/32[4]	500,000	530,009
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[4]	500,000	524,130
Southwestern Energy Co.
5.38% due 02/01/29	425,000	423,567
Kinetik Holdings, LP
5.88% due 06/15/30[4]	350,000	352,384
Basic Energy Services, Inc.
due 10/15/23[7]	1,175,000	11,750
Total Energy		15,135,608

Basic Materials - 6.4%
Carpenter Technology Corp.
6.38% due 07/15/28	825,000	830,659
7.63% due 03/15/30	650,000	680,597
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	1,350,000	1,296,016
INEOS Finance plc
6.75% due 05/15/28[4]	1,100,000	1,110,918
Ingevity Corp.
3.88% due 11/01/28[4]	1,150,000	1,079,900
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	1,022,000	994,457
Novelis Corp.
4.75% due 01/30/30[4]	1,025,000	993,744
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,000,000	985,394
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	950,000	938,202
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]	900,000	909,902
Compass Minerals International, Inc.
6.75% due 12/01/27[4]	875,000	870,788
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[4]	450,000	456,238
7.13% due 03/15/31[4]	275,000	293,157
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	675,000	724,331
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]	725,000	663,311
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[4]	250,000	266,973
Mirabela Nickel Ltd.
due 06/24/19†††,2,7	278,115	1,391
Total Basic Materials		13,095,978

Technology - 3.8%
Dye & Durham Ltd.
8.63% due 04/15/29[4]	1,200,000	1,269,455
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	950,000	1,006,580
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	1,000,000	999,725
Dun & Bradstreet Corp.
5.00% due 12/15/29[4]	925,000	921,078

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
TeamSystem S.p.A.
7.19% due 07/31/31	EUR 700,000	$782,979
SS&C Technologies, Inc.
5.50% due 09/30/27[4]	600,000	599,740
Qorvo, Inc.
3.38% due 04/01/31[4]	600,000	537,206
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	525,000	522,358
Playtika Holding Corp.
4.25% due 03/15/29[4]	500,000	458,878
NCR Voyix Corp.
5.13% due 04/15/29[4]	292,000	285,733
Amentum Holdings, Inc.
7.25% due 08/01/32[4]	200,000	208,727
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]	200,000	208,017
Total Technology		7,800,476

Utilities - 1.0%
Terraform Global Operating, LP
6.13% due 03/01/26[4]	1,955,000	1,955,962
Total Corporate Bonds
(Cost $172,658,437)		167,944,964

SENIOR FLOATING RATE INTERESTS††,◊ - 11.5%
Consumer, Non-cyclical - 2.8%
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	846,075	803,771
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	952,927	663,075
Women’s Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	648,276	622,883
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	597,249	598,892
Outcomes Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	498,750	501,348
Midwest Physician Administrative Services
7.87% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	498,839	449,309
Moran Foods LLC
11.95% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	782,422	431,873
IVI America LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	425,000	427,278
Endo Finance Holdings, Inc.
9.78% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	380,000	379,445
Balrog Acquisition, Inc.
9.46% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	346,500	344,767
TGP Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	360,270	338,653
Florida Food Products LLC
9.96% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	219,375	191,405
Total Consumer, Non-cyclical		5,752,699

Industrial - 2.4%
Dispatch Terra Acquisition LLC
9.00% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,161,606	1,052,078
Aegion Corp.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	679,531	680,808
Pelican Products, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	641,011	586,756
Engineering Research And Consulting LLC
10.06% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	475,000	467,875
Michael Baker International LLC
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	453,863	455,565
STS Operating, Inc.
8.95% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	398,000	395,015
FCG Acquisitions, Inc
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	328,303	327,975
Arcline FM Holdings, LLC
9.65% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	272,909	273,201
Protective Industrial Products, Inc.
8.96% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	250,000	248,908
Osmose Utility Services, Inc.
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	199,486	197,491
MI Windows And Doors LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/28/31	174,563	174,707
Total Industrial		4,860,379

Technology - 2.3%
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	625,000	623,438
Blackhawk Network Holdings, Inc.
9.85% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	498,750	500,575
Cloud Software Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	493,156	490,739

138 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
DS Admiral Bidco LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	500,000	$480,000
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	500,000	477,605
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	475,000	473,732
Xerox Corp.
8.71% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	444,231	441,899
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	556,313	428,516
Dye & Durham Corp.
8.95% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	335,000	336,256
Central Parent LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	275,000	271,884
Leia Finco US LLC
due 07/02/31	200,000	196,694
Total Technology		4,721,338

Consumer, Cyclical - 1.9%
Alexander Mann
11.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	949,260	924,341
Holding SOCOTEC
6.85% (6 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 06/30/28	591,700	590,221
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	902,367	533,904
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	733,082	486,891
Accuride Corp.
11.93% (1 Month Term SOFR + 1.00%, Rate Floor: 6.06%) (in-kind rate was 5.87%) due 05/18/26[6]	505,081	335,248
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	297,895	294,321
CCRR Parent, Inc.
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	296,923	245,704
Galaxy US Opco, Inc.
10.00% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29	249,364	208,453
Accuride Corp.
14.85% (1 Month Term SOFR ) (in-kind rate was 14.85%) due 10/07/24†††,6	155,329	147,933
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	491,625	130,590
American Tire Distributors, Inc.
11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	72,089	67,042
Total Consumer, Cyclical		3,964,648

Financial - 1.2%
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	941,294	599,605
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	593,039	566,844
Asurion LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	427,828	421,030
Avison Young (Canada), Inc.
13.21% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 03/12/29	251,660	186,066
11.20% (3 Month Term SOFR + 6.25%, Rate Floor: 8.25%) due 03/13/28	83,540	83,609
Ardonagh Midco 3 plc
8.52% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/17/31	250,000	250,157
Saphilux SARL
8.56% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	152,500	152,691
Aretec Group, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	119,400	116,829
Total Financial		2,376,831

Basic Materials - 0.7%
Discovery Purchaser Corp.
4.88% (3 Month Term SOFR + 4.38%, Rate Floor: 4.88%) due 10/04/29	775,000	770,908
NIC Acquisition Corp.
8.62% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	653,766	567,554
Total Basic Materials		1,338,462

Energy - 0.2%
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	374,060	374,060
Permian Production Partners LLC
14.96% (1 Month Term SOFR + 6.11%, Rate Floor: 12.96%) (in-kind rate was 2.00%) due 11/24/25†††,6	69,512	68,817
Total Energy		442,877

Total Senior Floating Rate Interests
(Cost $25,934,503)		23,457,234

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.3%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[4]	400,000	$374,451

Collateralized Loan Obligations - 0.1%
WhiteHorse X Ltd.
2015-10A E, 10.85% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,4	157,546	157,541
Total Asset-Backed Securities
(Cost $546,831)		531,992

Total Investments - 99.5%
(Cost $210,611,820)		$203,003,832
Other Assets & Liabilities, net - 0.5%		1,090,162
Total Net Assets - 100.0%		$204,093,994

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	450,000	500,736 USD	10/18/24	$(805)
Barclays Bank plc	CAD	Sell	527,000	388,272 USD	10/18/24	(1,704)
Bank of America, N.A.	EUR	Sell	2,052,000	2,273,023 USD	10/18/24	(14,002)
						$(16,511)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $349,291 (cost $616,920), or 0.2% of total net assets — See Note 10.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $145,768,030 (cost $148,590,130), or 71.4% of total net assets.

[5]	Rate indicated is the 7-day yield as of September 30, 2024.
[6]	Payment-in-kind security.
[7]	Security is in default of interest and/or principal obligations.
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

140 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$585,632		$37	$77,602	$663,271
Preferred Stocks	—		3,575,148	2	3,575,150
Warrants	—	*	—	—	—
Money Market Fund	6,831,221		—	—	6,831,221
Corporate Bonds	—		167,007,573	937,391	167,944,964
Senior Floating Rate Interests	—		21,305,489	2,151,745	23,457,234
Asset-Backed Securities	—		531,992	—	531,992
Total Assets	$7,416,853		$192,420,239	$3,166,740	$203,003,832

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$16,511	$—	$16,511
Unfunded Loan Commitments (Note 9)	—	—	6,186	6,186
Total Liabilities	$—	$16,511	$6,186	$22,697

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$68,220	Enterprise Value	Valuation Multiple	2.9x-8.6x	3.9x
Common Stocks	9,382	Model Price	Liquidation Value	—	—
Corporate Bonds	936,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1,391	Third Party Pricing	Trade Price	—	—
Preferred Stocks	2	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,504,897	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	431,872	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	214,976	Third Party Pricing	Trade Price	—	—
Total Assets	$3,166,740
Liabilities:
Unfunded Loan Commitments	$6,186	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
HIGH YIELD FUND

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $941,863 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities to transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$13,211	$3,744,601	$64,125	$85,798	3,907,735	$—
Purchases/(Receipts)	—	1,330,774	17,272	—	1,348,046	(4,924)
(Sales, maturities and paydowns)/Fundings	—	(2,835,511)	(2,174)	(218,290)	(3,055,975)	—
Amortization of premiums/discounts	—	116,306	—	—	116,306	—
Total realized gains (losses) included in earnings	—	(225,801)	(24,988)	(704,965)	(955,754)	—
Total change in unrealized appreciation (depreciation) included in earnings	(11,820)	21,376	17,504	837,459	864,519	(1,262)
Transfers into Level 3	936,000	—	5,863	—	941,863	—
Transfers out of Level 3	—	—	—	—	—	—
Ending Balance	$937,391	$2,151,745	$77,602	$2	$3,166,740	$(6,186)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30 , 2024	$(11,820)	$(285,369)	$(7,089)	$—	$(304,278)	$(1,262)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24
Common Stocks
BP Holdco LLC *	$30,456	$—	$—	$—	$(1,715)	$28,741	23,711

*	Non-income producing security.

142 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $210,603,447)	$202,975,091
Investments in affiliated issuers, at value (cost $8,373)	28,741
Foreign currency, at value (cost 965)	967
Cash	1,180,639
Prepaid expenses	53,920
Receivables:
Interest	2,993,821
Securities sold	633,051
Fund shares sold	199,213
Foreign tax reclaims	4,934
Total assets	208,070,377

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $4,924)	6,186
Unrealized depreciation on forward foreign currency exchange contracts	16,511
Payable for:
Securities purchased	3,138,286
Fund shares redeemed	539,094
Distributions to shareholders	106,088
Management fees	42,942
Distribution and service fees	16,450
Transfer agent/maintenance fees	12,576
Fund accounting/administration fees	4,166
Trustees’ fees*	2,972
Miscellaneous	91,112
Total liabilities	3,976,383
Net assets	$204,093,994

Net assets consist of:
Paid in capital	$245,842,093
Total distributable earnings (loss)	(41,748,099)
Net assets	$204,093,994

Class A:
Net assets	$50,331,747
Capital shares outstanding	4,989,986
Net asset value per share	$10.09
Maximum offering price per share (Net asset value divided by 96.00%)	$10.51

Class C:
Net assets	$8,260,201
Capital shares outstanding	812,163
Net asset value per share	$10.17

Class P:
Net assets	$3,976,103
Capital shares outstanding	394,187
Net asset value per share	$10.09

Institutional Class:
Net assets	$141,285,382
Capital shares outstanding	17,196,156
Net asset value per share	$8.22

Class R6:
Net assets	$240,561
Capital shares outstanding	23,873
Net asset value per share	$10.08

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 143

HIGH YIELD FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$107,803
Interest from securities of unaffiliated issuers	14,287,660
Total investment income	14,395,463

Expenses:
Management fees	1,163,127
Distribution and service fees:
Class A	116,997
Class C	86,938
Class P	11,993
Transfer agent fees:
Class A	56,059
Class C	14,040
Class P	6,946
Institutional Class	104,010
Class R6	630
Fund accounting/administration fees	83,591
Professional fees	53,300
Interest expense	36,821
Custodian fees	19,436
Trustees’ fees*	16,113
Line of credit fees	11,239
Miscellaneous	129,852
Recoupment of previously waived fees:
Class A	9,256
Class C	1,125
Class P	953
Institutional Class	42,954
Total expenses	1,965,380
Less:
Expenses reimbursed by Adviser:
Class A	(37,185)
Class C	(9,353)
Class P	(4,559)
Institutional Class	(66,148)
Class R6	(480)
Expenses waived by Adviser	(139,694)
Total waived/reimbursed expenses	(257,419)
Net expenses	1,707,961
Net investment income	12,687,502

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(2,268,538)
Forward foreign currency exchange contracts	(35,284)
Foreign currency transactions	4,623
Net realized loss	(2,299,199)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,541,331
Investments in affiliated issuers	(1,715)
Forward foreign currency exchange contracts	(86,050)
Foreign currency translations	4,324
Net change in unrealized appreciation (depreciation)	15,457,890
Net realized and unrealized gain	13,158,691
Net increase in net assets resulting from operations	$25,846,193

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

144 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,687,502	$11,429,443
Net realized loss on investments	(2,299,199)	(4,445,420)
Net change in unrealized appreciation (depreciation) on investments	15,457,890	9,908,149
Net increase in net assets resulting from operations	25,846,193	16,892,172

Distributions to shareholders:
Class A	(2,951,701)	(2,681,360)
Class C	(485,898)	(531,795)
Class P	(304,126)	(302,555)
Institutional Class	(8,705,844)	(7,690,867)
Class R6	(48,082)	(126,227)
Return of capital
Class A	(72,997)	(27,032)
Class C	(12,016)	(5,361)
Class P	(7,521)	(3,050)
Institutional Class	(215,300)	(77,534)
Class R6	(1,189)	(1,273)
Total distributions to shareholders	(12,804,674)	(11,447,054)

Capital share transactions:
Proceeds from sale of shares
Class A	6,794,252	4,413,398
Class C	493,931	1,181,267
Class P	180,785	1,437,731
Institutional Class	52,099,287	39,343,841
Class R6	209,532	2,663
Redemption fees collected
Class A	2,150	133
Class C	359	29
Class P	187	15
Institutional Class	5,924	387
Class R6	9	6
Distributions reinvested
Class A	2,716,066	2,472,792
Class C	488,260	524,910
Class P	310,713	305,110
Institutional Class	7,483,748	6,336,875
Class R6	48,915	127,232
Cost of shares redeemed
Class A	(7,158,221)	(7,261,678)
Class C	(2,714,375)	(2,518,867)
Class P	(2,036,439)	(1,100,898)
Institutional Class	(54,895,756)	(35,208,501)
Class R6	(2,075,976)	(113,880)
Net increase from capital share transactions	1,953,351	9,942,565
Net increase in net assets	14,994,870	15,387,683

Net assets:
Beginning of year	189,099,124	173,711,441
End of year	$204,093,994	$189,099,124

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 145

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2024	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	695,071	466,658
Class C	49,214	123,430
Class P	18,530	152,312
Institutional Class	6,538,845	5,099,917
Class R6	21,520	283
Shares issued from reinvestment of distributions
Class A	277,694	261,165
Class C	49,575	54,963
Class P	31,816	32,203
Institutional Class	938,964	821,359
Class R6	5,091	13,463
Shares redeemed
Class A	(737,355)	(767,705)
Class C	(276,628)	(264,048)
Class P	(207,810)	(116,881)
Institutional Class	(6,894,574)	(4,570,555)
Class R6	(213,252)	(12,038)
Net increase in shares	296,701	1,294,526

146 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.43	$9.14	$10.98	$10.37	$10.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.63	.57	.56	.49	.57
Net gain (loss) on investments (realized and unrealized)	.66	.30	(1.86)	.63	(.50)
Total from investment operations	1.29	.87	(1.30)	1.12	.07
Less distributions from:
Net investment income	(.62)	(.57)	(.52)	(.48)	(.60)
Return of capital	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.63)	(.58)	(.54)	(.51)	(.60)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.09	$9.43	$9.14	$10.98	$10.37

Total Return[c]	14.08%	9.60%	(12.10%)	11.02%	0.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,332	$44,846	$43,822	$55,550	$53,997
Ratios to average net assets:
Net investment income (loss)	6.40%	6.07%	5.46%	4.51%	5.44%
Total expenses[d]	1.17%	1.22%	1.14%	1.07%	1.21%
Net expenses[e,f,g]	1.02%	1.16%	1.10%	1.05%	1.20%
Portfolio turnover rate	45%	31%	42%	86%	81%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.51	$9.22	$11.07	$10.46	$10.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.56	.51	.47	.40	.49
Net gain (loss) on investments (realized and unrealized)	.66	.29	(1.85)	.64	(.49)
Total from investment operations	1.22	.80	(1.38)	1.04	—
Less distributions from:
Net investment income	(.55)	(.50)	(.45)	(.40)	(.53)
Return of capital	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.56)	(.51)	(.47)	(.43)	(.53)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.17	$9.51	$9.22	$11.07	$10.46

Total Return[c]	13.19%	8.75%	(12.76%)	10.04%	0.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,260	$9,417	$9,915	$16,242	$16,437
Ratios to average net assets:
Net investment income (loss)	5.67%	5.30%	4.55%	3.67%	4.68%
Total expenses[d]	1.95%	1.97%	1.94%	1.91%	2.00%
Net expenses[e,f,g]	1.78%	1.92%	1.90%	1.89%	1.99%
Portfolio turnover rate	45%	31%	42%	86%	81%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 147

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.44	$9.14	$10.98	$10.38	$10.91
Income (loss) from investment operations:
Net investment income (loss)[a]	.63	.57	.55	.48	.57
Net gain (loss) on investments (realized and unrealized)	.65	.30	(1.85)	.62	(.50)
Total from investment operations	1.28	.87	(1.30)	1.10	.07
Less distributions from:
Net investment income	(.62)	(.56)	(.52)	(.47)	(.60)
Return of capital	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.63)	(.57)	(.54)	(.50)	(.60)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.09	$9.44	$9.14	$10.98	$10.38

Total Return	14.00%	9.71%	(12.13%)	10.80%	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,976	$5,205	$4,426	$5,660	$5,837
Ratios to average net assets:
Net investment income (loss)	6.44%	6.07%	5.37%	4.40%	5.42%
Total expenses[d]	1.19%	1.22%	1.28%	1.20%	1.26%
Net expense[e,f,g]	1.03%	1.16%	1.15%	1.16%	1.25%
Portfolio turnover rate	45%	31%	42%	86%	81%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$7.68	$7.45	$8.94	$8.45	$8.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.53	.49	.47	.41	.48
Net gain (loss) on investments (realized and unrealized)	.54	.23	(1.50)	.51	(.39)
Total from investment operations	1.07	.72	(1.03)	.92	.09
Less distributions from:
Net investment income	(.52)	(.48)	(.44)	(.40)	(.52)
Return of capital	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.53)	(.49)	(.46)	(.43)	(.52)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$8.22	$7.68	$7.45	$8.94	$8.45

Total Return	14.40%	9.78%	(11.80%)	11.14%	1.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,285	$127,649	$113,644	$167,486	$171,641
Ratios to average net assets:
Net investment income (loss)	6.66%	6.32%	5.63%	4.71%	5.67%
Total expenses[d]	0.89%	0.95%	0.95%	0.88%	0.98%
Net expenses[e,f,g]	0.77%	0.91%	0.88%	0.85%	0.96%
Portfolio turnover rate	45%	31%	42%	86%	81%

148 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.41	$9.12	$10.97	$10.36	$10.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.66	.61	.50	.52	.60
Net gain (loss) on investments (realized and unrealized)	.66	.29	(1.77)	.63	(.49)
Total from investment operations	1.32	.90	(1.27)	1.15	.11
Less distributions from:
Net investment income	(.64)	(.60)	(.56)	(.51)	(.64)
Return of capital	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.65)	(.61)	(.58)	(.54)	(.64)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$10.08	$9.41	$9.12	$10.97	$10.36

Total Return	14.42%	10.00%	(11.91%)	11.35%	1.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$241	$1,982	$1,905	$126,683	$127,037
Ratios to average net assets:
Net investment income (loss)	6.80%	6.43%	4.70%	4.80%	5.79%
Total expenses[d]	0.87%	0.84%	0.75%	0.77%	0.85%
Net expenses[e,f,g]	0.76%	0.80%	0.75%	0.76%	0.85%
Portfolio turnover rate	45%	31%	42%	86%	81%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.02%	0.04%	0.01%	0.00%*	0.05%
Class C	0.01%	0.04%	0.00%*	0.01%	0.04%
Class P	0.02%	0.01%	0.04%	0.04%	0.02%
Institutional Class	0.03%	0.03%	0.02%	0.01%	0.02%
Class R6	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.99%	1.13%	1.09%	1.03%	1.12%
Class C	1.75%	1.89%	1.89%	1.87%	1.90%
Class P	1.00%	1.13%	1.14%	1.14%	1.16%
Institutional Class	0.74%	0.88%	0.87%	0.83%	0.87%
Class R6	0.74%	0.77%	0.75%	0.74%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS	September 30, 2024
LIMITED DURATION FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Vacasa, Inc. — Class A*	4,070	$11,437

Total Common Stocks
(Cost $813,037)		11,437

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co.
3.90%	12,100,000	11,760,060
MetLife, Inc.
3.85%	4,620,000	4,545,415
Markel Group, Inc.
6.00%	4,085,000	4,080,588
American National Group, Inc.
5.95%	8,000	197,840
Total Financial		20,583,903

Total Preferred Stocks
(Cost $20,988,758)		20,583,903

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	19,663	89
Total Warrants
(Cost $45,531)		89

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund III[1]	1,358,668	33,817,254
Guggenheim Strategy Fund II1	1,359,476	33,714,995
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,296,586	33,031,793
Total Mutual Funds
(Cost $99,168,203)		100,564,042

MONEY MARKET FUNDS***,† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	63,916,187	63,916,187
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[2]	11,643,974	11,643,974
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[2]	855,107	855,107
Total Money Market Funds
(Cost $76,415,268)		76,415,268

	Face Amount~
CORPORATE BONDS†† - 33.1%
Financial - 18.8%
Athene Global Funding
6.09% (SOFR Compounded Index + 0.72%) due 01/07/25◊,3	30,000,000	30,007,520

1.99% due 08/19/28[3]	15,850,000	14,382,335
1.73% due 10/02/26[3]	14,700,000	13,932,584
5.68% due 02/23/26[3]	4,750,000	4,819,187
Goldman Sachs Group, Inc.
3.50% due 04/01/25	42,900,000	42,634,444
Societe Generale S.A.
1.79% due 06/09/27[3,4]	28,000,000	26,600,619
1.49% due 12/14/26[3,4]	10,500,000	10,057,208
Bank of America Corp.
3.95% due 04/21/25	36,390,000	36,209,086
AEGON Funding Company LLC
5.50% due 04/16/27[3]	35,000,000	35,772,552
Brighthouse Financial Global Funding
5.55% due 04/09/27[3]	34,500,000	35,219,852
Macquarie Group Ltd.
1.63% due 09/23/27[3,4]	16,750,000	15,840,868
1.20% due 10/14/25[3,4]	13,550,000	13,530,212
Corebridge Financial, Inc.
3.50% due 04/04/25	26,460,000	26,262,275
Equitable Financial Life Global Funding
1.40% due 07/07/25[3]	15,000,000	14,626,444
1.80% due 03/08/28[3]	12,000,000	10,982,682
UBS AG/Stamford CT
2.95% due 04/09/25	24,565,000	24,321,047
Cooperatieve Rabobank UA
1.34% due 06/24/26[3,4]	15,000,000	14,618,734
1.98% due 12/15/27[3,4]	10,000,000	9,490,454
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	25,600,000	21,944,832
JPMorgan Chase & Co.
1.47% due 09/22/27[4]	15,000,000	14,207,784
5.04% due 01/23/28[4]	7,600,000	7,727,119
Jackson National Life Global Funding
1.75% due 01/12/25[3]	15,000,000	14,851,483
5.60% due 04/10/26[3]	6,750,000	6,846,861
GA Global Funding Trust
4.40% due 09/23/27[3]	14,650,000	14,616,363
1.63% due 01/15/26[3]	7,300,000	7,027,337
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	15,024,695
4.00% due 03/15/29[3]	4,450,000	4,259,179
4.63% due 11/15/27[3]	2,000,000	1,984,897
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	20,850,000	20,949,363
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	21,350,000	20,453,743
2.22% due 06/09/26[3,4]	400,000	392,310
Credit Agricole S.A.
1.25% due 01/26/27[3,4]	17,950,000	17,157,091
1.91% due 06/16/26[3,4]	400,000	391,462
Corebridge Global Funding
4.65% due 08/20/27[3]	9,500,000	9,613,400
5.75% due 07/02/26[3]	7,250,000	7,434,106
Ares Finance Company LLC
4.00% due 10/08/24[3]	14,617,000	14,611,494

150 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
FS KKR Capital Corp.
4.25% due 02/14/25[3]	7,600,000	$7,554,810
2.63% due 01/15/27	7,400,000	6,959,841
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[3]	10,800,000	10,368,834
3.88% due 03/01/31[3]	4,100,000	3,775,035
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	14,200,000	14,088,742
CoStar Group, Inc.
2.80% due 07/15/30[3]	15,280,000	13,765,918
F&G Global Funding
1.75% due 06/30/26[3]	14,250,000	13,503,249
CNO Global Funding
5.88% due 06/04/27[3]	13,100,000	13,494,178
ABN AMRO Bank N.V.
1.54% due 06/16/27[3,4]	14,000,000	13,303,451
American National Group, Inc.
5.00% due 06/15/27	13,075,000	13,157,490
Nationwide Building Society
2.97% due 02/16/28[3,4]	11,300,000	10,896,783
Standard Chartered plc
5.69% due 05/14/28[3,4]	10,600,000	10,885,322
Iron Mountain, Inc.
4.88% due 09/15/27[3]	7,360,000	7,304,566
5.00% due 07/15/28[3]	3,085,000	3,044,422
CBS Studio Center
8.10% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††	10,000,000	10,000,000
ING Groep N.V.
1.73% due 04/01/27[4]	9,800,000	9,404,915
SLM Corp.
3.13% due 11/02/26	9,596,000	9,225,072
BPCE S.A.
1.65% due 10/06/26[3,4]	9,500,000	9,200,121
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,465,770
United Wholesale Mortgage LLC
5.50% due 11/15/25[3]	7,120,000	7,106,722
5.50% due 04/15/29[3]	275,000	267,850
Macquarie Bank Ltd.
5.27% due 07/02/27[3]	7,100,000	7,325,967
Apollo Management Holdings, LP
4.40% due 05/27/26[3]	7,115,000	7,112,192
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,738,539
7.13% due 03/15/26	50,000	51,046
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	6,007,916
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	5,662,000	5,618,083
National Bank of Canada
5.60% due 07/02/27[4]	4,650,000	4,744,693
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,396,448
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,323,465
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	4,300,000	4,088,485
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	3,613,000	3,612,808
Peachtree Corners Funding Trust
3.98% due 02/15/25[3]	3,450,000	3,432,361
Hunt Companies, Inc.
5.25% due 04/15/29[3]	3,250,000	3,144,422
AMC East Communities LLC
5.74% due 01/15/28[3]	1,484,927	1,504,102
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,380,763
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,200,645
Trinity Acquisition plc
4.40% due 03/15/26	881,000	878,757
Old Republic International Corp.
3.88% due 08/26/26	700,000	692,892
Equinix, Inc.
1.55% due 03/15/28	700,000	638,541
Belvoir Land LLC
5.03% due 12/15/25[3]	440,360	439,199
Morgan Stanley
3.77% due 01/24/29[4]	361,000	355,055
Assurant, Inc.
4.90% due 03/27/28	350,000	352,942
Total Financial		841,614,034

Consumer, Non-cyclical - 3.1%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	26,232,551
3.20% due 08/15/29	2,199,000	2,060,172
Humana, Inc.
4.50% due 04/01/25	16,650,000	16,616,113
GXO Logistics, Inc.
6.25% due 05/06/29	15,000,000	15,786,683
Element Fleet Management Corp.
5.64% due 03/13/27[3]	9,925,000	10,177,913
6.27% due 06/26/26[3]	4,400,000	4,518,100
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	10,094,214
PRA Health Sciences, Inc.
2.88% due 07/15/26[3]	10,280,000	9,964,507
Block, Inc.
2.75% due 06/01/26	7,600,000	7,368,243
Danone S.A.
2.95% due 11/02/26[3]	6,952,000	6,773,394
Valvoline, Inc.
3.63% due 06/15/31[3]	7,434,000	6,652,599
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,799,000
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,257,606
3.56% due 08/15/27	527,000	516,224

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	4,306,000	$4,363,722
IQVIA, Inc.
5.00% due 05/15/27[3]	2,300,000	2,285,990
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	1,780,000	1,794,819
Triton Container International Ltd.
2.05% due 04/15/26[3]	1,800,000	1,721,647
Molina Healthcare, Inc.
4.38% due 06/15/28[3]	1,115,000	1,083,973
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	1,050,000	1,031,416
Avantor Funding, Inc.
4.63% due 07/15/28[3]	1,050,000	1,026,262
Smithfield Foods, Inc.
4.25% due 02/01/27[3]	350,000	344,190
Performance Food Group, Inc.
5.50% due 10/15/27[3]	100,000	99,716
Total Consumer, Non-cyclical		139,569,054

Industrial - 2.6%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,306,662
4.88% due 07/15/26[3]	5,165,000	5,156,746
5.80% due 06/15/31[3]	2,500,000	2,601,275
Sealed Air Corp.
1.57% due 10/15/26[3]	16,450,000	15,443,359
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	13,690,000	13,608,863
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	12,600,000	11,950,709
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,749,725
2.40% due 04/01/28	3,900,000	3,583,725
3M Co.
2.65% due 04/15/25	8,263,000	8,171,185
Graphic Packaging International LLC
1.51% due 04/15/26[3]	6,500,000	6,149,070
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[3]	5,475,000	5,463,871
4.20% due 04/01/27[3]	500,000	497,501
Weir Group plc
2.20% due 05/13/26[3]	5,410,000	5,203,434
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]	4,750,000	4,891,553
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,639,642
GATX Corp.
3.85% due 03/30/27	2,900,000	2,859,148
3.50% due 03/15/28	200,000	193,367
Standard Industries, Inc.
4.75% due 01/15/28[3]	2,671,000	2,616,218
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,038,000	1,034,347
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]	800,000	796,806
Amsted Industries, Inc.
5.63% due 07/01/27[3]	425,000	423,863
4.63% due 05/15/30[3]	350,000	334,298
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[3]	275,000	271,967
6.50% due 03/15/27[3]	75,000	75,083
Enviri Corp.
5.75% due 07/31/27[3]	125,000	122,695
Total Industrial		113,145,112

Consumer, Cyclical - 2.5%
VF Corp.
2.40% due 04/23/25	23,000,000	22,614,328
LG Electronics, Inc.
5.63% due 04/24/27[3]	11,000,000	11,303,600
LG Energy Solution Ltd.
5.38% due 07/02/27[3]	9,650,000	9,803,918
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	8,832,960	8,130,387
Warnermedia Holdings, Inc.
6.41% due 03/15/26	8,050,000	8,054,756
United Airlines, Inc.
4.38% due 04/15/26[3]	8,125,000	7,994,583
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,798,394
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]	4,654,000	4,652,471
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,521,572
Air Canada
3.88% due 08/15/26[3]	4,550,000	4,430,726
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	4,300,000	4,345,295
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	4,167,500	4,142,139
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,363,433	2,230,405
3.00% due 10/15/28	1,457,053	1,371,137
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,565,655
5.70% due 04/01/26	1,552,000	1,555,809
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]	2,404,000	2,366,768
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,296,091

152 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	1,842,500	$1,865,410
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	1,650,000	1,587,319
Advance Auto Parts, Inc.
5.90% due 03/09/26	514,000	519,303
Tempur Sealy International, Inc.
4.00% due 04/15/29[3]	375,000	349,722
Hilton Domestic Operating Company, Inc.
5.38% due 05/01/25[3]	300,000	299,074
Total Consumer, Cyclical		112,798,862

Technology - 2.0%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	21,503,775
3.25% due 02/15/29	810,000	763,662
Oracle Corp.
2.50% due 04/01/25	22,221,000	21,964,684
NetApp, Inc.
1.88% due 06/22/25	18,082,000	17,706,037
Infor, Inc.
1.75% due 07/15/25[3]	13,800,000	13,398,435
Qorvo, Inc.
1.75% due 12/15/24	10,600,000	10,515,821
3.38% due 04/01/31[3]	1,200,000	1,074,413
4.38% due 10/15/29	963,000	933,012
Twilio, Inc.
3.63% due 03/15/29	994,000	924,852
NCR Voyix Corp.
5.13% due 04/15/29[3]	636,000	622,351
MSCI, Inc.
3.88% due 02/15/31[3]	379,000	358,631
Total Technology		89,765,673

Communications - 1.5%
Fox Corp.
3.05% due 04/07/25	45,864,000	45,416,812
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	5,070,000	3,715,149
4.50% due 04/01/30[3]	2,277,000	1,763,552
11.00% due 11/15/29[3]	1,570,009	1,738,904
4.00% due 04/15/31[3]	2,150,000	1,564,125
NTT Finance Corp.
1.16% due 04/03/26[3]	7,598,000	7,256,720
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,781,192
Cogent Communications Group LLC
3.50% due 05/01/26[3]	2,680,000	2,612,595
CSC Holdings LLC
4.13% due 12/01/30[3]	250,000	182,189
AMC Networks, Inc.
4.25% due 02/15/29	225,000	162,729
Match Group Holdings II LLC
4.63% due 06/01/28[3]	75,000	72,921
Sirius XM Radio, Inc.
3.88% due 09/01/31[3]	75,000	65,345
Total Communications		67,332,233

Utilities - 0.9%
Avangrid, Inc.
3.20% due 04/15/25	19,179,000	18,983,283
Terraform Global Operating, LP
6.13% due 03/01/26[3]	9,020,000	9,024,438
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	8,200,000	8,299,103
AES Corp.
3.30% due 07/15/25[3]	4,250,000	4,188,091
Total Utilities		40,494,915

Energy - 0.8%
Occidental Petroleum Corp.
5.00% due 08/01/27	6,100,000	6,183,948
5.50% due 12/01/25	5,000,000	5,020,960
HF Sinclair Corp.
6.38% due 04/15/27	8,593,000	8,711,483
BP Capital Markets plc
4.88% [4,5]	7,500,000	7,418,646
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	4,600,000	5,181,921
Buckeye Partners, LP
4.13% due 03/01/25[3]	1,600,000	1,586,706
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,003,000	1,028,388
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[3]	400,000	398,810
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	303,894
Parkland Corp.
5.88% due 07/15/27[3]	80,000	79,794
Total Energy		35,914,550

Basic Materials - 0.8%
Anglo American Capital plc
2.25% due 03/17/28[3]	14,000,000	12,965,260
4.00% due 09/11/27[3]	750,000	738,397
5.38% due 04/01/25[3]	600,000	600,488
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	9,643,000	9,326,176
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	4,130,000	3,986,006
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[3]	3,675,000	3,688,823
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,152,853
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	140,000	136,227
Total Basic Materials		32,594,230

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	4,800,000	$4,945,920
Total Corporate Bonds
(Cost $1,504,607,600)		1,478,174,583

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.3%
Government Agency - 15.4%
Uniform MBS 15 Year
due 11/01/24[11]	274,950,000	275,983,812
due 12/01/24[11]	150,000,000	150,625,500
due 11/01/24[11]	113,550,000	115,090,874
Freddie Mac
5.50% due 02/01/53	36,363,473	37,048,150
6.00% due 08/01/54	21,721,890	22,418,826
5.00% due 06/01/53	19,163,391	19,267,519
5.00% due 02/01/53	16,733,773	16,824,216
Ginnie Mae
6.00% due 09/20/45	15,630,050	15,786,073
6.00% due 06/20/47	2,417,192	2,442,470
Fannie Mae
6.50% due 04/25/49	7,922,701	8,059,035
5.00% due 08/01/53	7,534,008	7,537,932
5.00% due 06/01/53	2,565,810	2,565,940
Uniform MBS 30 Year
due 12/01/24[11]	10,286,000	10,281,618
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,013,644	2,474,862
2.00% due 11/25/59	1,710,725	1,401,879
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	5,960,773	532,308
Total Government Agency		688,341,014

Residential Mortgage-Backed Securities - 10.9%
CSMC Trust
2021-RPL1, 4.07% (WAC) due 09/27/60◊,3	23,964,778	23,880,267
2021-RPL7, 1.93% (WAC) due 07/27/61◊,3	10,767,364	10,732,744
2021-RPL4, 4.06% (WAC) due 12/27/60◊,3	10,170,170	10,134,338
2021-NQM8, 2.41% (WAC) due 10/25/66◊,3	7,229,774	6,370,635
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	3,776,463	3,721,712
2020-NQM1, 2.41% due 05/25/65[3,7]	1,600,417	1,501,480
PRPM LLC
2021-5, 4.79% due 06/25/26[3,7]	17,754,922	17,676,443
2022-1, 3.72% due 02/25/27[3,7]	16,867,020	16,722,939
2021-8, 4.74% (WAC) due 09/25/26◊,3	7,795,902	7,751,641
2024-RPL2, 3.50% due 05/25/54[3]	4,437,277	4,290,510
2024-4, 6.41% due 08/25/29[3,7]	2,452,172	2,466,857
2021-RPL2, 2.49% (WAC) due 10/25/51◊,3	2,500,000	2,165,886
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[3,7]	18,562,945	18,423,069
2021-GS4, 4.65% due 11/25/60[3,7]	15,566,994	15,564,566
2021-GS2, 4.75% due 04/25/61[3,7]	6,715,022	6,762,815
2021-GS5, 2.25% due 07/25/67[3,7]	4,302,030	4,269,153
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[3,7]	30,450,176	30,197,132
2022-SP1, 5.25% due 07/25/62[3,7]	8,790,837	8,627,062
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,7]	36,276,619	36,210,549
OBX Trust
2024-NQM5, 5.99% due 01/25/64[3,7]	19,786,774	20,044,544
2024-NQM8, 6.23% due 05/25/64[3,7]	3,256,994	3,313,097
2024-NQM9, 6.28% due 01/25/64[7]	2,715,113	2,753,381
2022-NQM9, 6.45% due 09/25/62[3,7]	1,979,470	1,996,470
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,7]	17,808,977	17,674,590
2021-HE2, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,3	1,381,575	1,376,365
2021-HE2, 6.33% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,3	1,268,664	1,265,190
2021-HE1, 6.23% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,3	1,069,645	1,066,321
2021-HE1, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,3	803,141	800,644
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,3	5,492,177	4,676,258
2021-5, 1.37% (WAC) due 09/25/66◊,3	5,275,841	4,552,346
2020-5, 1.58% due 05/25/65[3,7]	3,596,267	3,454,595
2024-5, 6.45% due 06/25/69[7]	2,974,999	3,023,478
2021-3, 1.44% (WAC) due 06/25/66◊,3	3,217,589	2,791,785
2021-6, 1.89% (WAC) due 10/25/66◊,3	2,531,723	2,189,701
2019-4, 3.64% due 11/25/59[3]	922,295	907,616
2020-1, 3.42% due 01/25/60[3]	518,053	506,335
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	16,953,966	15,755,419
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,7]	10,552,462	10,551,918
2006-WF1, 4.93% due 03/25/36	3,325,478	1,649,210
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	10,518,551	9,688,955
2020-NQM1, 1.38% (WAC) due 09/27/60◊,3	1,614,272	1,517,985
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	10,899,295	10,213,502
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,3	4,818,113	4,688,972
2018-2, 3.25% (WAC) due 03/25/58◊,3	2,341,552	2,293,104
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	1,094,370	1,108,834
2017-5, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,3	849,011	874,170
2018-1, 3.00% (WAC) due 01/25/58◊,3	271,028	264,621
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	9,156,011	8,719,414

154 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	8,490,750	$8,192,014
2006-BC4, 5.31% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	373,510	362,719
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,7]	5,532,131	5,634,178
2021-6, 1.71% (WAC) due 09/25/66◊,3	2,359,186	1,986,993
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,3	4,494,743	4,287,496
2018-1A, 4.00% (WAC) due 12/25/57◊,3	1,450,672	1,415,915
2019-6A, 3.50% (WAC) due 09/25/59◊,3	1,126,395	1,075,704
2017-5A, 6.47% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,3	418,020	423,382
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	6,135,320	5,895,980
2005-OPT3, 5.67% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	647,904	635,772
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,7]	5,691,125	5,782,260
Alternative Loan Trust
2007-OA7, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	4,074,416	3,826,884
2007-OH3, 5.55% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	1,998,212	1,819,051
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	3,356,874	3,436,842
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	1,666,762	1,702,232
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	4,990,956	4,864,649
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 5.22% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,306,925	2,166,540
2007-HE3, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	3,085,481	1,552,114
2007-HE5, 5.57% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,526,870	653,086
2006-NC1, 5.54% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	135,188	133,671
American Home Mortgage Investment Trust
2006-3, 5.75% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,096,622	4,200,810
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,7]	4,300,000	3,969,829
BRAVO
2024-NQM6, 5.66% due 08/01/64[3,7]	3,794,786	3,815,021
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	3,650,108	3,678,857
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	3,691,540	3,670,297
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	3,750,000	3,621,600
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[3,7]	2,194,620	2,222,119
2021-2, 2.38% (WAC) due 08/25/66◊,3	1,500,000	1,085,371
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[7]	3,116,957	3,161,791
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,3	3,015,235	2,986,562
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	65,856	65,619
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,763,391	2,872,690
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,738,543	1,606,839
2006-12, 5.46% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,414,307	1,251,482
IXIS Real Estate Capital Trust
2006-HE1, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,518,231	2,367,393
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,3	1,866,521	1,558,307
2020-2, 1.64% (WAC) due 10/25/65◊,3	769,292	709,830
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	2,233,585	2,204,313
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.93% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	2,126,020	2,075,001
Banc of America Funding Trust
2015-R2, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,3	2,055,587	2,042,928
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	1,834,946	1,758,918

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
First NLC Trust
2005-4, 5.75% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,689,588	$1,653,611
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,3	1,714,075	1,585,258
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.70% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	1,433,633	1,408,118
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,704,126	1,203,283
GSAA Home Equity Trust
2006-3, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,153,480	1,064,806
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.34% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	1,083,168	1,030,238
Lehman XS Trust Series
2006-16N, 5.35% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,140,857	1,008,555
Structured Asset Investment Loan Trust
2006-3, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	902,236	854,680
Long Beach Mortgage Loan Trust
2006-8, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,265,209	626,368
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.99% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	617,830	594,935
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.55% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	574,833	555,979
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,3	509,061	484,116
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,3	436,517	427,076
Morgan Stanley Home Equity Loan Trust
2006-2, 5.53% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	289,726	287,852
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,3	263,162	249,272
Nomura Resecuritization Trust
2015-4R, 2.71% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,3	246,992	237,782
First Franklin Mortgage Loan Trust
2004-FF10, 6.24% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	195,129	192,162
Nationstar Home Equity Loan Trust
2007-B, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	119,837	119,698
Morgan Stanley Re-REMIC Trust
2010-R5, 5.31% due 06/26/36[3]	35,862	33,463
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	7,193	7,171
Total Residential Mortgage-Backed Securities		487,586,100

Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	25,000,000	24,734,375
2022-LP2, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,3	12,375,540	12,282,724
2024-AIRC, 6.79% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	2,350,000	2,352,937
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.00% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,3	10,200,000	9,471,490
2016-JP2, 1.94% (WAC) due 08/15/49◊,6	28,663,805	598,188
BX Trust
2024-VLT4, 7.04% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	7,800,000	7,800,000
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,3	8,250,000	7,738,916
MHP
2022-MHIL, 6.36% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,3	7,292,911	7,188,076
Life Mortgage Trust
2021-BMR, 6.61% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	5,551,940	5,441,639
Extended Stay America Trust
2021-ESH, 6.91% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	3,564,141	3,556,345

156 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.06% (WAC) due 07/15/50◊,6	21,495,893	$410,516
2017-C42, 1.00% (WAC) due 12/15/50◊,6	13,928,898	316,552
2016-C37, 0.92% (WAC) due 12/15/49◊,6	23,453,231	300,164
2017-RB1, 1.35% (WAC) due 03/15/50◊,6	7,840,963	175,741
2015-LC22, 0.88% (WAC) due 09/15/58◊,6	17,640,439	80,167
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	4,424,963	59,248
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,6	29,832,570	515,850
2016-C4, 0.83% (WAC) due 12/15/49◊,6	32,590,860	371,956
2016-C2, 1.63% (WAC) due 06/15/49◊,6	6,110,768	97,521
2017-C5, 1.02% (WAC) due 03/15/50◊,6	2,968,047	42,393
BENCHMARK Mortgage Trust
2018-B2, 0.59% (WAC) due 02/15/51◊,6	85,012,183	974,163
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,6	43,231,124	851,926
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50◊,6	21,414,727	503,002
2017-C5, 1.21% (WAC) due 11/15/50◊,6	10,561,324	227,971
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,6	28,865,087	714,642
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,6	17,533,747	606,368
2016-C6, 2.02% (WAC) due 01/15/49◊,6	5,873,293	106,940
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,6	28,635,118	518,516
2016-UB10, 1.88% (WAC) due 07/15/49◊,6	9,820,080	163,755
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,6	35,000,899	476,380
2015-CR24, 0.83% (WAC) due 08/10/48◊,6	48,931,862	143,478
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.91% (WAC) due 11/15/52◊,6	22,509,156	386,786
2015-C27, 1.00% (WAC) due 12/15/47◊,6	27,250,589	110,888
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50◊,6	19,471,337	329,790
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,6	13,183,012	322,234
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due 11/13/50◊,6	12,425,989	223,875
2016-CD1, 1.48% (WAC) due 08/10/49◊,6	5,482,992	81,477
GS Mortgage Securities Trust
2017-GS6, 1.15% (WAC) due 05/10/50◊,6	10,817,229	220,485
BANK
2017-BNK6, 0.90% (WAC) due 07/15/60◊,6	11,852,071	207,160
Citigroup Commercial Mortgage Trust
2016-C2, 1.80% (WAC) due 08/10/49◊,6	5,852,001	120,912
2016-GC37, 1.81% (WAC) due 04/10/49◊,6	2,745,030	42,693
Total Commercial Mortgage-Backed Securities		90,868,239

Total Collateralized Mortgage Obligations
(Cost $1,286,734,216)		1,266,795,353
ASSET-BACKED SECURITIES†† - 26.3%
Collateralized Loan Obligations - 14.8%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	48,500,000	48,499,719
2021-1A A2R, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,3	6,250,000	6,248,821
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.07% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,3	36,500,000	36,446,834
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	14,310,000	13,791,321
2020-FL2 A, 6.10% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	11,097,042	10,665,018
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,3	4,500,000	4,393,322
2020-FL3 B, 7.35% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,3	2,000,000	1,916,095
2020-FL2 B, 6.60% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	2,000,000	1,807,170
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	29,000,000	29,012,200
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	24,250,000	24,372,402
2021-4A A2R, 7.29% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	3,650,000	3,652,689
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	27,650,000	27,670,154
Parliament CLO II Ltd.
2021-2A B, 7.09% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,3	22,250,000	22,205,883
2021-2A A, 6.74% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,3	2,536,986	2,529,822
2021-2A C, 7.94% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,3	500,000	482,361

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	23,000,000	$22,943,305
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	16,560,324	16,450,085
2021-FL2 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,3	6,000,000	5,918,667
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.99% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	22,000,000	22,025,667
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	20,000,000	20,069,682
Cerberus Loan Funding XL LLC
2023-1A A, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	16,500,000	16,620,709
2023-1A B, 8.90% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	3,250,000	3,255,272
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	14,250,000	14,253,434
2021-2A B, 7.46% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3	4,000,000	4,006,377
Palmer Square Loan Funding Ltd.
2021-3A B, 7.29% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,3	5,000,000	5,011,635
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	5,000,000	4,994,856
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,3	4,000,000	4,003,095
2023-2A A2, 7.59% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	2,000,000	2,006,570
BRSP Ltd.
2021-FL1 C, 7.23% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,3	10,000,000	9,709,585
2021-FL1 B, 6.98% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,3	6,400,000	6,209,711
ACRES Commercial Realty Ltd.
2021-FL1 B, 7.00% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 06/15/36◊,3	11,200,000	$10,873,583
2021-FL1 C, 7.20% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,3	4,800,000	4,614,772
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.68% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	15,000,000	15,028,253
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.18% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	10,945,202	10,786,453
2021-FL1 B, 6.73% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	3,750,000	3,657,929
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	11,500,000	11,511,570
2021-3A B, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	2,250,000	2,254,735
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	12,868,260	12,865,889
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	12,250,000	12,271,885
Cerberus Loan Funding XXXI, LP
2021-1A B, 7.46% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/15/32◊,3	9,600,000	9,605,784
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,3	2,012,284	2,013,885
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	11,500,000	11,549,887
Owl Rock CLO II Ltd.
2021-2A ALR, 7.09% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	10,500,000	10,503,824
KREF
2021-FL2 B, 6.85% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,3	10,700,000	10,357,438
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	8,250,000	8,308,705

158 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	8,000,000	$8,000,641
LoanCore Issuer Ltd.
2021-CRE5 B, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,3	7,900,000	7,788,338
LCM XXIV Ltd.
2021-24A AR, 6.52% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,3	7,670,128	7,670,354
Cerberus Loan Funding XLVIII LLC
2024-4A B, due 10/15/36◊,3	7,500,000	7,510,987
FS Rialto
2021-FL3 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	7,500,000	7,418,220
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	6,750,000	6,757,358
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.95% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,3	6,000,000	6,011,789
Fontainbleau Vegas
10.77% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	6,000,000	6,000,000
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.78% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,3	6,000,000	5,881,301
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.77% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	5,750,000	5,790,989
HGI CRE CLO Ltd.
2021-FL2 A, 6.21% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,3	3,647,187	3,621,550
2021-FL2 B, 6.71% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	2,000,000	1,938,036
STWD Ltd.
2019-FL1 C, 7.16% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,3	3,200,000	3,146,435
2021-FL2 B, 6.93% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,3	2,187,000	2,097,433
Carlyle Direct Lending CLO LLC
2024-1A A11A, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	5,150,000	5,183,337
Cerberus Loan Funding XLVII LLC
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	5,000,000	5,007,595
CIFC Funding Ltd.
2021-4A A1B2, 6.79% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,3	5,000,000	4,988,454
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	4,863,025	4,863,956
BDS Ltd.
2021-FL9 C, 7.03% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	5,000,000	4,843,882
BSPRT Issuer Ltd.
2021-FL6 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,000,000	4,716,693
VOYA CLO
2021-2A BR, 7.71% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,500,000	4,515,383
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.94% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,3	4,000,000	4,000,597
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.23% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,3	3,437,052	3,421,769
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.81% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	3,179,491	3,180,258
FS RIALTO
2021-FL2 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	3,250,000	3,128,946
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.56% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,3	2,195,606	2,199,339
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,3	2,200,000	2,179,927
KREF Funding V LLC
6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,920,143	1,907,854
0.15% due 06/25/26†††,6	27,272,727	29,182
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,8]	1,500,000	1,036,891

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	900,761	$901,312
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,8]	325,901	2,897
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,9]	500,000	50
Total Collateralized Loan Obligations		663,118,806

Financial - 2.8%
Station Place Securitization Trust
2024-SP1, 6.51% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	8,775,000	8,775,000
2024-SP2, 6.81% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	8,775,000	8,775,000
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3	7,525,000	7,525,000
Strategic Partners Fund VIII, LP
7.85% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	20,615,440	20,422,274
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3	15,025,000	15,025,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	16,062,346	14,981,993
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 10,538,668	11,741,361
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	8,553,933	8,533,917
ST Group Food Industries Holdings Ltd.
due 11/10/25[11]	5,675,000	5,675,000
due 11/10/25[11]	2,825,000	2,825,000
Project Onyx
8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.15%) due 01/26/27◊,†††	6,015,552	5,998,003
Lightning A
5.50% due 03/01/37†††	4,745,621	4,451,392
Thunderbird A
5.50% due 03/01/37†††	4,712,157	4,420,003
Ceamer Finance LLC
3.69% due 03/24/31†††	3,288,713	3,118,719
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	2,442,679	2,425,702
Total Financial		124,693,364

Whole Business - 1.7%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[3]	18,421,875	17,264,344
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	11,706,750	10,664,541
2019-1A, 3.88% due 10/25/49[3]	6,334,125	6,179,600
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[3]	8,900,000	9,182,407
2024-3A, 5.25% due 07/30/54[3]	7,200,000	7,198,614
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	8,722,379	8,055,090
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	7,742,100	7,279,818
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,960,000	6,644,949
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	2,850,000	2,814,355
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	1,692,000	1,661,539
2018-1A, 4.12% due 07/25/48[3]	947,500	939,819
Total Whole Business		77,885,076

Net Lease - 1.7%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	37,483,006	35,929,882
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	10,196,208	10,101,294
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[3]	5,426,667	5,451,426
2020-1A, 3.48% due 02/15/50[3]	1,967,083	1,879,407
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[3]	6,837,062	6,226,415
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[3]	5,748,930	5,291,587
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	3,000,000	2,734,033
2021-1, 2.51% due 07/20/51[3]	2,500,000	2,255,989
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[3]	3,934,167	3,891,528
2020-1A, 3.25% due 02/15/50[3]	884,840	804,323
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[3]	2,500,000	2,304,273
Total Net Lease		76,870,157

Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	28,451,250	25,711,332
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	8,060,666	7,362,576
2020-1A, 2.73% due 08/21/45[3]	3,525,685	3,365,135
2020-2A, 2.10% due 09/20/45[3]	3,061,198	2,856,341
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	12,947,250	11,612,953
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[3]	10,735,000	9,969,008
2020-1A, 2.08% due 09/18/45[3]	1,187,306	1,097,943
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	11,644,197	10,615,665

160 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[3]	2,475,000	$2,307,510
Total Transport-Container		74,898,463

Infrastructure - 1.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	9,250,000	8,868,611
2024-1A, 5.59% due 05/15/54[3]	4,000,000	4,064,899
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	11,150,000	10,567,792
SBA Tower Trust
1.63% due 11/15/26[3]	5,723,000	5,358,412
2.84% due 01/15/25[3]	3,550,000	3,524,503
1.84% due 04/15/27[3]	1,200,000	1,116,295
Stack Infrastructure Issuer LLC
2020-1A, 1.89% due 08/25/45[3]	5,169,000	5,017,019
2021-1A, 1.88% due 03/26/46[3]	2,750,000	2,627,587
Crown Castle Towers LLC
3.66% due 05/15/25[3]	5,850,000	5,804,540
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	5,450,000	5,506,809
Total Infrastructure		52,456,467

Transport-Aircraft - 1.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	11,278,226	10,496,395
2024-1A, 6.26% due 05/16/49[3]	6,588,957	6,843,016
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	5,276,764	5,078,915
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	4,975,743	4,567,184
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	4,726,689	4,353,888
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	2,942,567	2,807,533
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	2,597,189	2,401,578
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	2,447,834	2,366,330
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	1,404,013	1,315,681
2017-1, 4.58% due 02/15/42[3]	300,488	294,480
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	1,719,392	1,603,471
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	1,519,045	1,500,130
Total Transport-Aircraft		43,628,601

Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[3]	5,050,000	4,912,769
2020-SFR2, 4.50% due 10/19/37[3]	4,900,000	4,774,486
2020-SFR2, 1.67% due 10/19/37[3]	3,950,000	3,808,256
2021-SFR1, 2.19% due 08/17/38[3]	4,000,000	3,778,545
2020-SFR2, 3.37% due 10/19/37[3]	3,200,000	3,100,212
Tricon Residential Trust
2024-SFR2, 4.75% due 06/17/40[3]	4,996,892	5,004,223
Total Single Family Residence		25,378,491

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	24,650,000	23,418,242

Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[3]	5,675,000	5,380,617
2020-2A, 2.02% due 02/20/27[3]	4,550,000	4,409,167
Total Automotive		9,789,784

Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39†††	3,510,000	3,572,127
Total Asset-Backed Securities
(Cost $1,196,897,404)		1,175,709,578

U.S. GOVERNMENT SECURITIES†† - 18.0%
U.S. Treasury Notes
4.75% due 07/31/25	200,000,000	201,070,312
4.38% due 07/31/26	160,700,000	162,633,422
4.63% due 06/30/25	100,000,000	100,349,609
3.75% due 08/31/26	68,690,000	68,789,278
3.38% due 09/15/27	47,000,000	46,761,328
4.25% due 01/31/26	15,700,000	15,784,633
3.50% due 09/30/26	800,000	797,781
United States Treasury Inflation Indexed Bonds
2.13% due 04/15/29[12]	54,575,950	56,088,904
0.13% due 10/15/25[12]	42,608,479	41,780,655
0.13% due 04/15/25[12]	41,340,236	40,603,620
1.25% due 04/15/28[12]	25,030,082	24,792,564
0.50% due 01/15/28[12]	22,837,220	22,111,262
0.38% due 01/15/27[12]	19,390,503	18,838,577
1.38% due 07/15/33[12]	5,354,207	5,277,437
Total U.S. Government Securities
(Cost $799,957,077)		805,679,382

SENIOR FLOATING RATE INTERESTS††,◊ - 1.9%
Financial - 0.3%
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	7,009,305	7,001,315
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	4,218,125	4,214,287
Eagle Point Holdings Borrower LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,733,333	1,733,333
Total Financial		12,948,935

Communications - 0.3%
Playtika Holding Corp.
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	10,229,000	10,150,339

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SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

	Face Amount~	Value
Zayo Group Holdings, Inc.
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	$1,367,820
SBA Senior Finance II LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/25/31	746,250	746,422
Virgin Media Bristol LLC
7.71% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	600,000	573,498
Total Communications		12,838,079

Consumer, Non-cyclical - 0.3%
Women’s Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,502,029	4,325,684
Bombardier Recreational Products, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	4,052,222	4,042,092
Froneri US, Inc.
due 09/16/31	1,880,000	1,871,897
7.20% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	430,875	429,690
Eyecare Partners LLC
9.99% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[10]	422,262	299,806
11.03% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	101,146
Total Consumer, Non-cyclical		11,070,315

Energy - 0.2%
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	10,246,759	10,255,264
Venture Global Calcasieu Pass LLC
7.82% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	380,616	380,300
Total Energy		10,635,564

Technology - 0.2%
Dun & Bradstreet
7.61% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29	8,407,253	8,397,332
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 968,800	1,285,445
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	275,000	272,906
Upland Software, Inc.
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	311,476	301,873
Total Technology		10,257,556

Industrial - 0.2%
Harsco Corporation
7.21% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	3,994,357	3,982,694
United Rentals, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	3,333,250	3,353,249
CPM Holdings, Inc.
9.70% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	1,479,421	1,400,952
Total Industrial		8,736,895

Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/21/30	2,598,136	2,602,475
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	2,087,000	2,079,403
Pacific Bells LLC
9.37% (1 Month Term SOFR + 4.50%, Rate Floor: 9.50%) due 11/10/28	1,552,655	1,552,655
Entain Holdings (Gibraltar) Ltd.
7.86% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	1,451,250	1,455,328
Packers Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	1,672,907	868,875
Cushman & Wakefield US Borrower LLC
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 08/21/25	17,619	17,608
Total Consumer, Cyclical		8,576,344

Basic Materials - 0.2%
Trinseo Materials Operating S.C.A.
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,739,250	8,466,932
Total Senior Floating Rate Interests
(Cost $86,655,180)		83,530,620

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.1%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29	6,985,000	7,269,639

California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,985,099
Total Municipal Bonds
(Cost $10,555,624)		10,254,738

Total Investments - 112.2%
(Cost $5,082,837,898)		$5,017,718,993
Other Assets & Liabilities, net - (12.2)%		(545,068,789)
Total Net Assets - 100.0%		$4,472,650,204

162 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	451	Sep 2025	$109,136,363	$1,228,251
3-Month SOFR Futures Contracts	451	Dec 2025	109,299,850	1,222,607
3-Month SOFR Futures Contracts	451	Mar 2026	109,378,775	1,183,144
			$327,814,988	$3,634,002

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR 5,190,000	$(116,009)	$(115,361)	$(648)
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	111,950,914	(2,502,921)	(2,506,204)	3,283
							$(2,618,930)	$(2,621,565)	$2,635

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.37%	Annually	07/03/27	$165,000,000	$4,400,487	$535	$4,399,952
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/12/26	532,000,000	3,469,981	1,480	3,468,501
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	28,000,000	89,934	201	89,733
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.62%	Annually	07/03/26	1,200,000	22,282	228	22,054
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/14/26	900,000	5,799	282	5,517
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	10/01/26	185,800,000	765	765	—
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.60%	Annually	08/12/39	270,000	(5,610)	(2,810)	(2,800)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/13/39	5,000,000	(72,932)	298	(73,230)

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SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements†† (continued)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/12/34	$15,300,000	$(274,616)	$614	$(275,230)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.49%	Annually	08/13/34	45,550,000	(612,994)	951	(613,945)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	121,000,000	(7,219,469)	812	(7,220,281)
								$(196,373)	$3,356	$(199,729)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	GBP	Sell	1,005,000	1,317,688 USD	10/18/24	$(26,014)
Bank of America, N.A.	EUR	Sell	10,090,000	11,176,804 USD	10/18/24	(68,849)
						$(94,863)

164 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,385,997,362 (cost $2,436,091,944), or 53.3% of total net assets.

[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Perpetual maturity.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $65,669 (cost $650,854), or 0.0% of total net assets — See Note 10.

[10]	Payment-in-kind security.
[11]	Security is unsettled at period end and does not have a stated effective rate.
[12]	Face amount of security is adjusted for inflation.
BofA — Bank of America
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,437	$—	$—	$11,437
Preferred Stocks	—	20,583,903	—	20,583,903
Warrants	89	—	—	89
Mutual Funds	100,564,042	—	—	100,564,042
Money Market Funds	76,415,268	—	—	76,415,268
Corporate Bonds	—	1,450,774,811	27,399,772	1,478,174,583
Collateralized Mortgage Obligations	—	1,266,795,353	—	1,266,795,353
Asset-Backed Securities	—	1,048,007,051	127,702,527	1,175,709,578
U.S. Government Securities	—	805,679,382	—	805,679,382
Senior Floating Rate Interests	—	80,238,936	3,291,684	83,530,620
Municipal Bonds	—	10,254,738	—	10,254,738
Interest Rate Futures Contracts**	3,634,002	—	—	3,634,002
Credit Default Swap Agreements**	—	3,283	—	3,283
Interest Rate Swap Agreements**	—	7,985,757	—	7,985,757
Total Assets	$180,624,838	$4,690,323,214	$158,393,983	$5,029,342,035

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$648	$—	$648
Interest Rate Swap Agreements**	—	8,185,486	—	8,185,486
Forward Foreign Currency Exchange Contracts**	—	94,863	—	94,863
Unfunded Loan Commitments (Note 9)	—	—	4,105	4,105
Total Liabilities	$—	$8,280,997	$4,105	$8,285,102

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$57,719,957	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	40,129,182	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	29,853,388	Yield Analysis	Yield	5.7%-7.0%	6.2%
Corporate Bonds	18,130,387	Yield Analysis	Yield	5.6%-6.7%	6.2%
Corporate Bonds	9,269,385	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	3,291,684	Yield Analysis	Yield	8.0%-10.3%	9.4%
Total Assets	$158,393,983
Liabilities:
Unfunded Loan Commitments	$4,105	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

166 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
LIMITED DURATION FUND

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $18,228,543 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$143,391,739	$23,897,802	$33,706,418	$13,540,818	$214,536,777	$—
Purchases/(Receipts)	55,117,230	—	4,800,000	3,203,890	63,121,120	(32,116)
(Sales, maturities and paydowns)/Fundings	(72,887,884)	(5,952,757)	(12,365,851)	(13,798,856)	(105,005,348)	—
Amortization of premiums/discounts	73,030	24,170	(10,116)	89,722	176,806	(4,913)
Total realized gains (losses) included in earnings	74,627	—	—	—	74,627	—
Total change in unrealized appreciation (depreciation) included in earnings	1,933,785	259,328	1,269,321	256,110	3,718,544	32,924
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(18,228,543)	—	—	(18,228,543)	—
Ending Balance	$127,702,527	$—	$27,399,772	$3,291,684	$158,393,983	$(4,105)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$1,932,964	$—	$946,988	$87,038	$2,966,990	$32,924

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 167

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
LIMITED DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$31,186,426	$1,830,797	$—	$—	$697,772	$33,714,995	1,359,476	$1,836,314
Guggenheim Strategy Fund III	31,270,271	1,757,099	—	—	789,884	33,817,254	1,358,668	1,761,665
Guggenheim Ultra Short Duration Fund — Institutional Class	30,463,724	1,703,435	—	—	864,634	33,031,793	3,296,586	1,708,441
	$92,920,421	$5,291,331	$—	$—	$2,352,290	$100,564,042		$5,306,420

168 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $4,983,669,695)	$4,917,154,951
Investments in affiliated issuers, at value (cost $99,168,203)	100,564,042
Foreign currency, at value (cost 2,653)	2,646
Cash	1,755,020
Segregated cash with broker	5,055,881
Unamortized upfront premiums paid on interest rate swap agreements	6,166
Prepaid expenses	104,588
Receivables:
Securities sold	161,168,528
Interest	34,060,053
Fund shares sold	7,382,688
Dividends	422,966
Variation margin on credit default swap agreements	17,444
Due from Investment Adviser	284
Total assets	5,227,695,257

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $37,029)	4,105
Segregated cash due to broker	1,405,838
Unamortized upfront premiums received on credit default swap agreements	2,621,565
Unamortized upfront premiums received on interest rate swap agreements	2,810
Unrealized depreciation on forward foreign currency exchange contracts	94,863
Payable for:
Securities purchased	734,050,839
Fund shares redeemed	11,545,694
Distributions to shareholders	1,593,531
Variation margin on interest rate swap agreements	1,237,628
Management fees	1,220,128
Variation margin on futures contracts	349,525
Transfer agent fees	274,959
Distribution and service fees	131,209
Protection fees on credit default swap agreements	35,973
Swap settlement	764
Fund accounting/administration fees	16,037
Trustees’ fees*	10,015
Due to Investment Adviser	4,932
Miscellaneous	444,638
Total liabilities	755,045,053
Net assets	$4,472,650,204

Net assets consist of:
Paid in capital	$4,643,927,051
Total distributable earnings (loss)	(171,276,847)
Net assets	$4,472,650,204

Class A:
Net assets	$454,151,669
Capital shares outstanding	18,443,080
Net asset value per share	$24.62
Maximum offering price per share (Net asset value divided by 97.75%)	$25.19

Class C:
Net assets	$51,214,140
Capital shares outstanding	2,081,193
Net asset value per share	$24.61

Class P:
Net assets	$29,560,901
Capital shares outstanding	1,200,560
Net asset value per share	$24.62

Institutional Class:
Net assets	$3,567,952,176
Capital shares outstanding	144,924,269
Net asset value per share	$24.62

Class R6:
Net assets	$369,771,318
Capital shares outstanding	15,025,163
Net asset value per share	$24.61

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 169

LIMITED DURATION FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$11,903
Dividends from securities of affiliated issuers	5,306,420
Interest	211,371,831
Total investment income	216,690,154

Expenses:
Management fees	16,628,051
Distribution and service fees:
Class A	1,008,797
Class C	508,089
Class P	114,175
Transfer agent/maintenance fees:
Class A	170,897
Class C	23,492
Class P	57,448
Institutional Class	2,262,727
Class R6	6,296
Fund accounting/administration fees	1,653,572
Interest expense	1,390,726
Professional fees	364,925
Line of credit fees	164,079
Trustees’ fees*	76,897
Custodian fees	25,100
Miscellaneous	435,791
Recoupment of previously waived fees:
Class A	39,874
Class C	6,705
Institutional Class	496,384
Class R6	2,061
Total expenses	25,436,086
Less:
Expenses reimbursed by Adviser:
Class A	(4,277)
Class C	(3,998)
Class P	(34,279)
Institutional Class	(1,020,934)
Class R6	(886)
Expenses waived by Adviser	(1,407,898)
Total waived/reimbursed expenses	(2,472,272)
Net expenses	22,963,814
Net investment income	193,726,340

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(10,793,213)
Swap agreements	(7,444,415)
Futures contracts	(1,519,309)
Options purchased	(2,968,935)
Options written	(1,055,134)
Forward foreign currency exchange contracts	4,608
Foreign currency transactions	(138,946)
Net realized loss	(23,915,344)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	192,260,428
Investments in affiliated issuers	2,352,290
Swap agreements	6,917,120
Futures contracts	3,634,002
Options purchased	2,054,220
Options written	843,399
Forward foreign currency exchange contracts	(606,731)
Foreign currency translations	1,889
Net change in unrealized appreciation (depreciation)	207,456,617
Net realized and unrealized gain	183,541,273
Net increase in net assets resulting from operations	$377,267,613

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

170 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$193,726,340	$161,809,974
Net realized loss on investments	(23,915,344)	(76,942,694)
Net change in unrealized appreciation (depreciation) on investments	207,456,617	137,680,504
Net increase in net assets resulting from operations	377,267,613	222,547,784

Distributions to shareholders:
Class A	(17,826,264)	(16,755,868)
Class C	(1,871,628)	(1,778,619)
Class P	(2,034,505)	(2,575,520)
Institutional Class	(159,841,168)	(136,965,962)
Class R6	(15,937,115)	(5,921,753)
Total distributions to shareholders	(197,510,680)	(163,997,722)

Capital share transactions:
Proceeds from sale of shares
Class A	225,507,616	134,134,218
Class C	13,709,872	14,149,452
Class P	4,428,844	9,238,532
Institutional Class	1,742,700,293	1,552,067,621
Class R6	46,625,759	339,029,073
Distributions reinvested
Class A	15,271,634	13,736,751
Class C	1,661,112	1,490,112
Class P	2,024,993	2,558,616
Institutional Class	138,561,310	113,710,269
Class R6	15,745,321	5,772,795
Cost of shares redeemed
Class A	(196,894,765)	(311,444,561)
Class C	(19,766,923)	(25,891,808)
Class P	(33,513,727)	(39,029,342)
Institutional Class	(1,702,738,590)	(2,378,071,191)
Class R6	(15,117,148)	(63,202,366)
Net increase (decrease) from capital share transactions	238,205,601	(631,751,829)
Net increase (decrease) in net assets	417,962,534	(573,201,767)

Net assets:
Beginning of year	4,054,687,670	4,627,889,437
End of year	$4,472,650,204	$4,054,687,670

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 171

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2024	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	9,346,342	5,673,976
Class C	568,277	601,182
Class P	183,397	393,536
Institutional Class	72,480,726	65,761,074
Class R6	1,937,664	14,311,441
Shares issued from reinvestment of distributions
Class A	633,797	582,051
Class C	69,026	63,143
Class P	84,178	108,402
Institutional Class	5,751,736	4,817,987
Class R6	653,719	243,986
Shares redeemed
Class A	(8,181,737)	(13,221,104)
Class C	(822,359)	(1,100,053)
Class P	(1,382,825)	(1,654,015)
Institutional Class	(70,810,858)	(100,931,627)
Class R6	(628,235)	(2,675,457)
Net increase (decrease) in shares	9,882,848	(27,025,478)

172 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.61	$23.28	$25.42	$25.57	$24.68
Income (loss) from investment operations:
Net investment income (loss)[a]	1.04	.87	.42	.34	.40
Net gain (loss) on investments (realized and unrealized)	1.03	.35	(2.04)	.01 [g]	.94
Total from investment operations	2.07	1.22	(1.62)	.35	1.34
Less distributions from:
Net investment income	(1.06)	(.89)	(.43)	(.38)	(.45)
Net realized gains	—	—	(.09)	(.12)	—
Total distributions	(1.06)	(.89)	(.52)	(.50)	(.45)
Net asset value, end of period	$24.62	$23.61	$23.28	$25.42	$25.57

Total Return[b]	8.96%	5.31%	(6.42%)	1.38%	5.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$454,152	$392,937	$549,667	$855,473	$625,386
Ratios to average net assets:
Net investment income (loss)	4.33%	3.70%	1.69%	1.32%	1.60%
Total expenses[c]	0.79%	0.80%	0.80%	0.79%	0.84%
Net expenses[d,e,f]	0.75%	0.75%	0.74%	0.74%	0.77%
Portfolio turnover rate	42%	28%	23%	80%	123%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.59	$23.27	$25.41	$25.55	$24.66
Income (loss) from investment operations:
Net investment income (loss)[a]	.86	.70	.24	.15	.21
Net gain (loss) on investments (realized and unrealized)	1.04	.33	(2.04)	.02 [g]	.95
Total from investment operations	1.90	1.03	(1.80)	.17	1.16
Less distributions from:
Net investment income	(.88)	(.71)	(.25)	(.19)	(.27)
Net realized gains	—	—	(.09)	(.12)	—
Total distributions	(.88)	(.71)	(.34)	(.31)	(.27)
Net asset value, end of period	$24.61	$23.59	$23.27	$25.41	$25.55

Total Return[b]	8.20%	4.48%	(7.13%)	0.67%	4.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,214	$53,465	$62,864	$90,205	$86,143
Ratios to average net assets:
Net investment income (loss)	3.58%	2.96%	0.96%	0.58%	0.85%
Total expenses[c]	1.55%	1.60%	1.58%	1.58%	1.61%
Net expenses[d,e,f]	1.50%	1.50%	1.49%	1.49%	1.52%
Portfolio turnover rate	42%	28%	23%	80%	123%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 173

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.61	$23.28	$25.42	$25.57	$24.68
Income (loss) from investment operations:
Net investment income (loss)[a]	1.04	.87	.42	.34	.40
Net gain (loss) on investments (realized and unrealized)	1.03	.35	(2.04)	.01 [g]	.94
Total from investment operations	2.07	1.22	(1.62)	.35	1.34
Less distributions from:
Net investment income	(1.06)	(.89)	(.43)	(.38)	(.45)
Net realized gains	—	—	(.09)	(.12)	—
Total distributions	(1.06)	(.89)	(.52)	(.50)	(.45)
Net asset value, end of period	$24.62	$23.61	$23.28	$25.42	$25.57

Total Return	8.96%	5.31%	(6.42%)	1.38%	5.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,561	$54,668	$80,735	$155,465	$150,623
Ratios to average net assets:
Net investment income (loss)	4.32%	3.69%	1.67%	1.33%	1.60%
Total expenses[c]	0.86%	0.82%	0.95%	0.83%	0.90%
Net expenses[d,e,f]	0.75%	0.75%	0.74%	0.74%	0.77%
Portfolio turnover rate	42%	28%	23%	80%	123%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.60	$23.28	$25.42	$25.56	$24.67
Income (loss) from investment operations:
Net investment income (loss)[a]	1.10	.93	.49	.40	.46
Net gain (loss) on investments (realized and unrealized)	1.04	.34	(2.05)	.03 [g]	.95
Total from investment operations	2.14	1.27	(1.56)	.43	1.41
Less distributions from:
Net investment income	(1.12)	(.95)	(.49)	(.45)	(.52)
Net realized gains	—	—	(.09)	(.12)	—
Total distributions	(1.12)	(.95)	(.58)	(.57)	(.52)
Net asset value, end of period	$24.62	$23.60	$23.28	$25.42	$25.56

Total Return	9.28%	5.53%	(6.19%)	1.67%	5.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,567,952	$3,245,439	$3,907,125	$4,960,578	$2,911,309
Ratios to average net assets:
Net investment income (loss)	4.58%	3.96%	1.97%	1.58%	1.85%
Total expenses[c]	0.57%	0.59%	0.56%	0.56%	0.59%
Net expenses[d,e,f]	0.50%	0.50%	0.49%	0.49%	0.52%
Portfolio turnover rate	42%	28%	23%	80%	123%

174 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.59	$23.26	$25.40	$25.55	$24.66
Income (loss) from investment operations:
Net investment income (loss)[a]	1.11	1.00	.48	.40	.48
Net gain (loss) on investments (realized and unrealized)	1.05	.29	(2.04)	.02 [g]	.93
Total from investment operations	2.16	1.29	(1.56)	.42	1.41
Less distributions from:
Net investment income	(1.14)	(.96)	(.49)	(.45)	(.52)
Net realized gains	—	—	(.09)	(.12)	—
Total distributions	(1.14)	(.96)	(.58)	(.57)	(.52)
Net asset value, end of period	$24.61	$23.59	$23.26	$25.40	$25.55

Total Return	9.33%	5.60%	(6.19%)	1.64%	5.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$369,771	$308,179	$27,499	$44,232	$31,315
Ratios to average net assets:
Net investment income (loss)	4.63%	4.22%	1.94%	1.58%	1.96%
Total expenses[c]	0.49%	0.49%	0.49%	0.49%	0.53%
Net expenses[d,e,f]	0.46%	0.46%	0.49%	0.49%	0.52%
Portfolio turnover rate	42%	28%	23%	80%	123%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.01%	0.01%	0.00%*	—	0.00%*
Class C	0.01%	0.01%	—	—	0.00%*
Class P	—	0.00%*	—	—	0.00%*
Institutional Class	0.01%	0.00%*	—	—	0.00%*
Class R6	0.00%*	0.02%	0.02%	0.01%	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.72%	0.72%	0.73%	0.73%	0.75%
Class C	1.47%	1.48%	1.48%	1.48%	1.50%
Class P	0.72%	0.72%	0.73%	0.73%	0.75%
Institutional Class	0.47%	0.47%	0.48%	0.48%	0.50%
Class R6	0.42%	0.44%	0.48%	0.48%	0.50%

[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 175

CONSOLIDATED SCHEDULE OF INVESTMENTS	September 30, 2024
MACRO OPPORTUNITIES FUND

	Shares	Value
COMMON STOCKS† - 0.1%

Consumer, Non-cyclical - 0.1%
Endo, Inc.*	146,283	$3,766,787
Cengage Learning Holdings II, Inc.*,††	21,660	373,635
Save-A-Lot*,†††	1,053,728	7,745
Total Consumer, Non-cyclical		4,148,167

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	1,064,597
Schur Flexibles GesmbH*,††	1,661	216,126
YAK BLOCKER 2 LLC*,†††	74,424	149,593
YAK BLOCKER 2 LLC*,†††	68,788	138,264
BP Holdco LLC*,†††,1	37,539	45,503
Vector Phoenix Holdings, LP*,†††	37,539	794
Targus, Inc.*,†††	12,773	542
Targus, Inc.*,†††	12,773	73
Targus, Inc.*,†††	12,773	1
Total Industrial		1,615,493

Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	1,150	903,398
ATD New Holdings, Inc.*,††	42,478	297,346
Total Consumer, Cyclical		1,200,744

Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	686
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.*,†††,3	4,400,000	440
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.*,†††,3	1,825,000	183
Total Financial		632,617

Communications - 0.0%
Vacasa, Inc. — Class A*	25,191	70,786

Utilities - 0.0%
Mountain Creek Power LLC*,†††	180,169	18,017

Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	10,306

Total Common Stocks
(Cost $14,098,745)		7,696,130

PREFERRED STOCKS†† - 4.3%
Financial - 3.3%
Citigroup, Inc.
3.88%	30,600,000	29,451,787
4.00%	13,100,000	12,825,611
7.38%	1,400,000	1,469,668
Goldman Sachs Group, Inc.
4.13%	20,500,000	19,637,184
7.50%	10,750,000	11,394,678
Markel Group, Inc.
6.00%	29,050,000	29,018,623
Wells Fargo & Co.
3.90%	25,750,000	25,026,574
Equitable Holdings, Inc.
4.95%	22,819,000	22,602,329
Bank of New York Mellon Corp.
3.75%	20,550,000	19,395,731
Charles Schwab Corp.
4.00%	18,700,000	16,723,260
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4]	16,130,000	16,210,652
Bank of America Corp.
4.38%	13,850,000	13,407,163
MetLife, Inc.
3.85%	12,200,000	12,003,045
Jackson Financial, Inc.
8.00%	284,000	7,588,480
CNO Financial Group, Inc.
5.13% due 11/25/60	323,600	6,970,344
Selective Insurance Group, Inc.
4.60%	246,000	4,860,960
American National Group, Inc.
5.95%	9,800	242,354
First Republic Bank
4.25%*	803,675	322
4.50%*	238,300	95
Total Financial		248,828,860

Communications - 0.4%
AT&T Mobility II LLC
6.80%*,†††	27,000	27,633,690

Government - 0.4%
CoBank ACB
4.25%	20,000,000	19,214,974
Farmer Mac
5.75%	308,805	7,534,811
Total Government		26,749,785

Energy - 0.2%
Venture Global LNG, Inc.
9.00%[4]	18,150,000	18,397,365
Total Preferred Stocks
(Cost $355,701,212)		321,609,700

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	576
Pershing Square SPARC Holdings, Ltd*,†††,2	2,097,618	210
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	76
Total Warrants
(Cost $296,403)		862

EXCHANGE-TRADED FUNDS***,† - 1.0%
SPDR S&P 500 ETF Trust	125,000	71,720,000
Total Exchange-Traded Funds
(Cost $65,397,500)		71,720,000

176 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Shares	Value
MUTUAL FUNDS† - 4.2%
Guggenheim Limited Duration Fund — Class R6[1]	5,457,388	$134,197,181
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,286,176	52,967,485
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	1,093,826	38,251,104
Guggenheim Strategy Fund III[1]	1,448,221	36,046,213
Guggenheim Alpha Opportunity Fund — Institutional Class[1]	1,022,808	33,415,126
Guggenheim Strategy Fund II1	837,301	20,765,053
Total Mutual Funds
(Cost $305,063,386)		315,642,162

MONEY MARKET FUNDS***,† - 7.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[5]	467,527,779	467,527,779
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[5]	74,700,216	74,700,216
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 4.89%[5]	10,730,307	10,730,307
Total Money Market Funds
(Cost $552,958,302)		552,958,302

	Face Amount~
CORPORATE BONDS†† - 29.9%
Financial - 9.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	31,500,000	27,002,430
3.25% due 11/15/30	12,620,000	11,098,281
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	23,725,000	25,138,061
4.50% due 11/15/29[4]	9,650,000	9,288,312
Wilton RE Ltd.
6.00%[4,6,7]	31,350,000	28,964,385
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	21,650,000	19,934,025
2.88% due 10/15/26[4]	9,250,000	8,880,714
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	21,223,341
5.30% due 01/15/29	6,950,000	7,068,064
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	36,940,000	24,783,098
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	22,257,719
CBS Studio Center
8.10% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††	22,000,000	22,000,000

Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	23,000,000	21,868,642
Iron Mountain, Inc.
5.63% due 07/15/32[4]	20,000,000	19,948,670
4.50% due 02/15/31[4]	925,000	877,452
FS KKR Capital Corp.
3.25% due 07/15/27	21,000,000	19,888,791
LPL Holdings, Inc.
4.00% due 03/15/29[4]	14,788,000	14,153,875
4.38% due 05/15/31[4]	5,500,000	5,183,331
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]	18,050,000	18,663,662
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]	19,000,000	18,515,212
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]	14,770,000	14,924,888
7.00% due 01/15/31[4]	3,475,000	3,570,886
OneMain Finance Corp.
9.00% due 01/15/29	7,150,000	7,576,619
4.00% due 09/15/30	7,250,000	6,457,415
7.88% due 03/15/30	2,225,000	2,325,986
7.13% due 03/15/26	2,000,000	2,041,830
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	7,150,000	6,964,106
5.50% due 11/15/25[4]	6,300,000	6,288,251
5.75% due 06/15/27[4]	4,550,000	4,520,409
Encore Capital Group, Inc.
8.50% due 05/15/30[4]	12,100,000	12,752,517
9.25% due 04/01/29[4]	4,450,000	4,787,980
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]	11,350,000	10,866,147
7.95% due 06/15/33[4]	2,289,000	2,612,762
6.75% due 03/15/54[4]	2,091,000	2,224,852
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]	9,275,000	9,603,678
7.88% due 12/15/29[4]	3,675,000	3,918,719
5.38% due 10/15/25[4]	1,819,000	1,815,894
Sherwood Financing plc
4.50% due 11/15/26[4]	EUR 12,050,000	12,715,642
8.17% (3 Month EURIBOR + 4.63%, Rate Floor: 0.00%) due 11/15/27◊	EUR 1,550,000	1,637,996
Focus Financial Partners LLC
6.75% due 09/15/31[4]	14,035,000	14,168,978
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4	16,560,000	14,144,890
Kennedy-Wilson, Inc.
5.00% due 03/01/31	14,669,000	13,168,900
4.75% due 02/01/30	250,000	226,718
4.75% due 03/01/29	25,000	23,142
Hunt Companies, Inc.
5.25% due 04/15/29[4]	13,700,000	13,254,947
Lloyds Banking Group plc
5.87% due 03/06/29[7]	12,100,000	12,620,817

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 177

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
MidCap Funding XLVI Trust
8.58% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27◊,†††	12,440,000	$12,440,000
First American Financial Corp.
4.00% due 05/15/30	11,760,000	11,170,160
State Street Corp.
6.70%[6,7]	9,590,000	9,928,546
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	9,810,000	9,762,401
SLM Corp.
3.13% due 11/02/26	8,914,000	8,569,435
4.20% due 10/29/25	1,000,000	988,585
Wells Fargo & Co.
6.85%[6,7]	8,250,000	8,610,550
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	11,550,000	8,574,216
QBE Insurance Group Ltd.
5.88%[4,6,7]	7,550,000	7,507,894
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	7,150,000	7,498,562
Stewart Information Services Corp.
3.60% due 11/15/31	7,788,000	6,837,710
Toronto-Dominion Bank
8.13% due 10/31/82[7]	6,300,000	6,758,716
PartnerRe Finance B LLC
4.50% due 10/01/50[7]	6,460,000	5,974,725
CNO Financial Group, Inc.
6.45% due 06/15/34	5,200,000	5,497,008
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	5,303,000	5,351,104
Blue Owl Capital GP LLC
7.11% due 08/22/43†††	5,000,000	5,302,150
Bank of Nova Scotia
8.63% due 10/27/82[7]	4,650,000	5,029,640
American National Group, Inc.
5.00% due 06/15/27	4,813,000	4,843,365
Globe Life, Inc.
5.85% due 09/15/34	4,340,000	4,484,631
Goldman Sachs Group, Inc.
6.13%[6,7]	4,250,000	4,268,424
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	3,000,000	3,051,433
SBA Communications Corp.
3.13% due 02/01/29	3,100,000	2,865,314
Prudential Financial, Inc.
5.13% due 03/01/52[7]	2,750,000	2,728,901
Horace Mann Educators Corp.
7.25% due 09/15/28	1,962,000	2,131,088
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	1,700,000	1,848,718
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,726,000	1,663,641
Atlas Mara Ltd.
due 12/31/21†††,15	1,183,303	1
Total Financial		685,639,952

Energy - 3.7%
BP Capital Markets plc
4.88%[6,7]	39,360,000	38,933,054
NuStar Logistics, LP
6.38% due 10/01/30	14,506,000	15,051,751
5.75% due 10/01/25	5,095,000	5,102,826
5.63% due 04/28/27	450,000	452,052
Parkland Corp.
4.63% due 05/01/30[4]	20,000,000	18,861,022
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	18,763,000	18,650,236
ITT Holdings LLC
6.50% due 08/01/29[4]	19,477,000	18,451,583
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	15,274,830
4.50% due 07/15/44	2,850,000	2,316,876
Cheniere Energy Partners, LP
5.75% due 08/15/34[4]	16,340,000	17,022,190
CVR Energy, Inc.
8.50% due 01/15/29[4]	15,975,000	16,148,281
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	10,145,000	10,401,790
4.88% due 02/01/31	5,000,000	4,963,191
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	8,700,000	9,800,591
9.88% due 02/01/32[4]	3,000,000	3,333,575
Hess Midstream Operations, LP
5.63% due 02/15/26[4]	12,456,000	12,457,021
Buckeye Partners, LP
6.88% due 07/01/29[4]	7,970,000	8,165,823
4.13% due 03/01/25[4]	4,318,000	4,282,123
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,773,886
8.25% due 01/15/32[4]	2,200,000	2,282,036
7.00% due 08/01/27	2,200,000	2,214,853
Viper Energy, Inc.
7.38% due 11/01/31[4]	6,100,000	6,433,511
5.38% due 11/01/27[4]	4,286,000	4,268,435
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	6,550,000	7,106,593
Kinetik Holdings, LP
5.88% due 06/15/30[4]	6,100,000	6,141,547
DT Midstream, Inc.
4.13% due 06/15/29[4]	5,250,000	5,021,842
TransCanada PipeLines Ltd.
6.20% due 03/09/26	3,300,000	3,303,217
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	2,198,000	1,971,307

178 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
4.13% due 08/15/31[4]	760,000	$706,595
3.88% due 08/15/29[4]	510,000	481,966
HF Sinclair Corp.
6.38% due 04/15/27	2,689,000	2,726,077
Sunoco, LP
7.25% due 05/01/32[4]	1,500,000	1,590,026
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	950,000	933,635
Basic Energy Services, Inc.
due 10/15/23[15]	1,438,000	14,380
Total Energy		272,638,721

Communications - 3.6%
British Telecommunications plc
4.88% due 11/23/81[4,7]	28,200,000	26,032,734
4.25% due 11/23/81[4,7]	5,250,000	5,094,991
Level 3 Financing, Inc.
4.50% due 04/01/30[4]	19,794,000	15,330,588
11.00% due 11/15/29[4]	5,431,914	6,016,256
4.00% due 04/15/31[4]	7,600,000	5,529,000
10.75% due 12/15/30[4]	2,600,000	2,853,387
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	22,634,000	22,715,188
5.75% due 08/01/28[4]	4,600,000	4,545,899
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	20,200,000	19,112,836
Altice France S.A.
5.13% due 07/15/29[4]	13,250,000	9,317,637
5.50% due 10/15/29[4]	11,760,000	8,235,992
CSC Holdings LLC
4.13% due 12/01/30[4]	20,672,000	15,064,829
4.63% due 12/01/30[4]	2,715,000	1,377,844
Vodafone Group plc
5.13% due 06/04/81[7]	16,875,000	13,900,074
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]	16,250,000	13,167,820
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]	14,265,000	12,114,329
Virgin Media Finance plc
5.00% due 07/15/30[4]	11,400,000	10,026,579
Cable One, Inc.
4.00% due 11/15/30[4]	12,575,000	10,023,843
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	8,900,000	8,071,209
3.13% due 09/01/26[4]	1,550,000	1,497,546
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	7,377,045
10.25% due 01/15/29[4]	2,125,000	2,183,756
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	8,550,000	8,689,254
Paramount Global
4.85% due 07/01/42	3,667,000	2,924,891
5.90% due 10/15/40	2,765,000	2,446,493
4.90% due 08/15/44	1,797,000	1,381,072
5.25% due 04/01/44	1,488,000	1,185,404
4.60% due 01/15/45	624,000	460,538
Match Group Holdings II LLC
4.63% due 06/01/28[4]	7,700,000	7,486,550
Cogent Communications Group LLC
7.00% due 06/15/27[4]	7,250,000	7,377,448
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,844,152
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	3,650,000	3,517,732
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,500,000	2,294,756
Ziggo B.V.
4.88% due 01/15/30[4]	1,685,000	1,601,118
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	700,000	626,110
Total Communications		266,424,900

Industrial - 3.4%
AP Grange Holdings
6.50% due 03/20/45†††	43,700,000	44,062,297
5.00% due 03/20/45†††	4,900,000	5,026,289
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	17,160,000	15,951,152
XPO, Inc.
6.25% due 06/01/28[4]	14,085,000	14,405,349
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	9,081,000	8,867,594
9.75% due 07/15/28[4]	5,350,000	5,465,041
Standard Industries, Inc.
4.38% due 07/15/30[4]	6,200,000	5,868,316
3.38% due 01/15/31[4]	6,552,000	5,836,778
TransDigm, Inc.
6.75% due 08/15/28[4]	7,000,000	7,205,016
6.88% due 12/15/30[4]	4,050,000	4,241,063
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]	11,105,000	11,290,920
IP Lending X Ltd.
7.75% due 07/02/29[4]	10,457,121	10,483,264
Arcosa, Inc.
4.38% due 04/15/29[4]	9,400,000	9,010,356
6.88% due 08/15/32[4]	1,300,000	1,360,501
Dyal Capital Partners IV
3.65% due 02/22/41†††	10,950,000	9,702,357
Flowserve Corp.
3.50% due 10/01/30	10,270,000	9,561,138
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]	7,455,000	7,728,047
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]	7,943,000	7,637,692

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 179

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP 5,350,000	$7,019,850
Atkore, Inc.
4.25% due 06/01/31[4]	7,500,000	6,856,318
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	10,000,000	6,679,656
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	6,520,000	5,222,440
TopBuild Corp.
3.63% due 03/15/29[4]	5,550,000	5,175,111
Sealed Air Corp.
6.50% due 07/15/32[4]	5,000,000	5,155,830
Artera Services LLC
8.50% due 02/15/31[4]	4,525,000	4,480,763
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 3,500,000	4,206,997
Enviri Corp.
5.75% due 07/31/27[4]	4,125,000	4,048,922
Boeing Co.
6.53% due 05/01/34[4]	3,250,000	3,488,111
Wrangler Holdco Corp.
6.63% due 04/01/32[4]	3,350,000	3,482,073
Ball Corp.
6.88% due 03/15/28	3,270,000	3,386,239
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[4]	3,150,000	3,336,792
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]	3,000,000	2,967,620
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]	2,450,000	2,562,903
Enpro, Inc.
5.75% due 10/15/26	2,510,000	2,491,419
Builders FirstSource, Inc.
6.38% due 06/15/32[4]	800,000	829,297
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	525,000	522,904
Total Industrial		255,616,415

Consumer, Cyclical - 3.3%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]	15,900,000	14,867,424
3.63% due 02/15/32[4]	4,150,000	3,749,207
5.75% due 05/01/28[4]	525,000	527,303
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]	16,778,000	16,739,015
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	15,450,000	14,863,076
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]	11,350,000	10,582,090
5.88% due 03/01/27	660,000	658,878
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	10,835,000	10,969,722
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	10,536,000	10,646,984
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	9,333,000	8,606,339
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]	8,299,000	8,296,020
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[4]	4,117,000	3,878,761
4.50% due 11/15/26[4]	3,730,000	3,672,232
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]	7,425,000	7,521,869
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	7,250,000	7,247,619
Warnermedia Holdings, Inc.
6.41% due 03/15/26	7,200,000	7,204,254
Hyatt Hotels Corp.
5.75% due 04/23/30	6,530,000	6,834,691
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	6,894,827	6,602,711
Hanesbrands, Inc.
9.00% due 02/15/31[4]	6,100,000	6,584,334
Papa John’s International, Inc.
3.88% due 09/15/29[4]	7,025,000	6,501,523
Penn Entertainment, Inc.
4.13% due 07/01/29[4]	6,975,000	6,354,967
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR 5,150,000	6,043,894
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[4]	5,450,000	5,644,036
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.00% due 04/15/29[4]	5,482,125	5,504,054
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	5,100,000	5,392,046
Boyne USA, Inc.
4.75% due 05/15/29[4]	5,484,000	5,271,939
Air Canada
4.63% due 08/15/29[4]	CAD 5,550,000	4,033,460
3.88% due 08/15/26[4]	1,264,000	1,230,866
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	2,017,419	1,945,159
3.35% due 10/15/29	1,080,426	1,019,614
3.65% due 02/15/29	946,628	903,276
3.15% due 02/15/32	907,026	843,758
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[4]	4,525,000	4,702,501

180 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]	4,800,000	$4,551,098
Asbury Automotive Group, Inc.
4.63% due 11/15/29[4]	4,472,000	4,264,932
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]	3,450,000	3,627,496
Station Casinos LLC
4.63% due 12/01/31[4]	3,800,000	3,523,787
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	3,500,000	3,473,576
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[4]	2,950,000	3,049,819
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	2,800,000	2,684,411
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR 2,325,000	2,680,500
Gates Corp.
6.88% due 07/01/29[4]	2,425,000	2,511,946
William Carter Co.
5.63% due 03/15/27[4]	2,300,000	2,295,180
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]	2,138,677	2,141,169
United Airlines, Inc.
4.63% due 04/15/29[4]	1,700,000	1,642,300
Acushnet Co.
7.38% due 10/15/28[4]	1,500,000	1,581,229
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	1,511,000	1,512,188
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31	884,921	849,116
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]	700,000	675,232
International Game Technology plc
4.13% due 04/15/26[4]	624,000	615,855
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	571,000	582,416
Newell Brands, Inc.
5.70% due 04/01/26	450,000	451,104
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]	400,000	413,766
Aramark Services, Inc.
5.00% due 04/01/25[4]	311,000	310,305
Total Consumer, Cyclical		248,881,047

Consumer, Non-cyclical - 3.0%
Medline Borrower, LP
3.88% due 04/01/29[4]	18,246,000	17,274,665
Williams Scotsman, Inc.
6.13% due 06/15/25[4]	11,108,000	11,096,670
7.38% due 10/01/31[4]	1,950,000	2,061,076
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52	6,500,000	5,162,556
5.50% due 01/15/30	4,500,000	4,558,068
3.75% due 12/01/31	3,400,000	3,127,070
DaVita, Inc.
4.63% due 06/01/30[4]	8,678,000	8,272,695
3.75% due 02/15/31[4]	4,892,000	4,412,584
AZ Battery Property LLC
6.73% due 02/20/46†††	11,600,000	12,172,692
Bausch Health Companies, Inc.
4.88% due 06/01/28†††,4	15,600,000	12,168,000
US Foods, Inc.
4.75% due 02/15/29[4]	6,550,000	6,385,829
6.88% due 09/15/28[4]	3,875,000	4,038,823
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	6,861,000	6,519,163
5.75% due 04/15/26[4]	3,020,000	3,033,783
Verisure Holding AB
5.50% due 05/15/30[4]	EUR 7,450,000	8,546,052
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	9,400,000	8,238,927
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	8,085,000	7,841,451
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR 7,000,000	7,581,579
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 7,050,000	7,452,476
Option Care Health, Inc.
4.38% due 10/31/29[4]	7,736,000	7,350,078
HealthEquity, Inc.
4.50% due 10/01/29[4]	6,555,000	6,334,999
Smithfield Foods, Inc.
3.00% due 10/15/30[4]	7,000,000	6,274,037
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	5,275,000	5,660,323
CPI CG, Inc.
10.00% due 07/15/29[4]	4,685,000	4,930,962
ADT Security Corp.
4.88% due 07/15/32[4]	5,150,000	4,919,023
Central Garden & Pet Co.
4.13% due 04/30/31[4]	5,300,000	4,854,419
TriNet Group, Inc.
7.13% due 08/15/31[4]	4,465,000	4,651,793
Graham Holdings Co.
5.75% due 06/01/26[4]	4,561,000	4,559,031
Chrome Bidco
3.50% due 05/31/28[4]	EUR 4,800,000	4,520,414
Carriage Services, Inc.
4.25% due 05/15/29[4]	4,575,000	4,238,262
CAB SELAS
3.38% due 02/01/28[4]	EUR 4,100,000	4,221,735
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 3,550,000	4,022,859
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	2,825,000	2,775,002
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	2,350,000	2,372,358
5.25% due 04/15/27[4]	200,000	198,940

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 181

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,770,000	$1,720,746
Tenet Healthcare Corp.
4.63% due 06/15/28	975,000	956,915
5.13% due 11/01/27	550,000	547,921
Upbound Group, Inc.
6.38% due 02/15/29[4]	1,450,000	1,403,793
Altria Group, Inc.
4.45% due 05/06/50	1,670,000	1,399,299
WW International, Inc.
4.50% due 04/15/29[4]	6,335,000	1,398,827
Concentra Escrow Issuer Corp.
6.88% due 07/15/32[4]	1,120,000	1,177,695
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	620,000	606,041
Champions Financing, Inc.
8.75% due 02/15/29[4]	250,000	254,638
Total Consumer, Non-cyclical		221,294,269

Basic Materials - 1.5%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[4]	15,125,000	15,181,892
6.13% due 05/15/28[4]	7,450,000	7,553,279
4.13% due 03/31/29[4]	4,900,000	4,699,222
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]	13,250,000	12,122,573
4.63% due 03/01/28[4]	650,000	628,644
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	11,950,000	11,533,358
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	11,525,000	11,064,139
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	11,280,000	10,976,004
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	10,375,000	10,246,150
Carpenter Technology Corp.
6.38% due 07/15/28	8,315,000	8,372,033
Novelis Corp.
3.25% due 11/15/26[4]	5,670,000	5,471,397
HB Fuller Co.
4.25% due 10/15/28	5,250,000	5,034,586
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR 4,500,000	4,784,955
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	3,800,000	4,077,716
Ingevity Corp.
3.88% due 11/01/28[4]	1,000,000	939,043
Mirabela Nickel Ltd.
due 06/24/19†††,3,15	1,885,418	9,427
Total Basic Materials		112,694,418

Utilities - 1.1%
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	17,145,000	17,026,508
Terraform Global Operating, LP
6.13% due 03/01/26[4]	16,660,000	16,668,197
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	12,300,000	12,448,654
AES Corp.
3.95% due 07/15/30[4]	9,760,000	9,307,770
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	9,409,000	8,615,539
Alexander Funding Trust II
7.47% due 07/31/28[4]	7,750,000	8,373,577
NRG Energy, Inc.
7.00% due 03/15/33[4]	6,950,000	7,720,477
DPL, Inc.
4.13% due 07/01/25	2,334,000	2,310,716
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[4]	1,550,000	1,534,902
Total Utilities		84,006,340

Technology - 1.1%
Qorvo, Inc.
3.38% due 04/01/31[4]	9,225,000	8,259,549
4.38% due 10/15/29	7,833,000	7,589,083
TeamSystem SpA
7.44% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR 11,750,000	13,149,361
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]	11,800,000	11,442,807
Dye & Durham Ltd.
8.63% due 04/15/29[4]	7,338,000	7,762,716
Playtika Holding Corp.
4.25% due 03/15/29[4]	5,850,000	5,368,875
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	5,300,000	5,273,322
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	3,525,000	3,734,942
Twilio, Inc.
3.88% due 03/15/31	4,000,000	3,695,320
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]	3,050,000	3,172,259
Amentum Holdings, Inc.
7.25% due 08/01/32[4]	2,845,000	2,969,136
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	2,348,000	2,347,355
PTC, Inc.
3.63% due 02/15/25[4]	1,830,000	1,823,647
SS&C Technologies, Inc.
5.50% due 09/30/27[4]	1,570,000	1,569,320
Fair Isaac Corp.
5.25% due 05/15/26[4]	1,375,000	1,374,790
NCR Voyix Corp.
5.13% due 04/15/29[4]	1,122,000	1,097,920
MSCI, Inc.
3.88% due 02/15/31[4]	883,000	835,545
TeamSystem S.p.A.
7.19% due 07/31/31	EUR 350,000	391,489
Total Technology		81,857,436

Total Corporate Bonds
(Cost $2,334,247,702)		2,229,053,498

182 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.5%
Collateralized Loan Obligations - 10.0%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 8.36% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4	35,000,000	$35,000,000
2021-9A DR, 9.51% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4	7,750,000	7,775,004
2021-9A A2TR, 7.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	2,950,000	2,962,797
FS Rialto
2021-FL3 D, 7.71% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4	36,500,000	35,056,180
2021-FL2 D, 8.01% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4	8,850,000	8,402,819
Palmer Square Loan Funding Ltd.
2022-1A B, 7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4	26,200,000	26,254,082
2021-3A C, 8.04% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,4	8,300,000	8,316,222
2022-1A C, 7.90% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4	3,400,000	3,405,222
LCCM Trust
2021-FL3 C, 7.81% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,4	28,865,000	27,468,713
2021-FL2 D, 8.11% (1 Month Term SOFR + 3.01%, Rate Floor: 3.01%) due 12/13/38◊,4	5,750,000	5,359,551
Fontainbleau Vegas
10.77% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	26,499,999	26,499,999
BXMT Ltd.
2020-FL2 C, 6.85% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	15,640,000	13,646,458
2020-FL2 D, 7.15% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,4	8,000,000	6,372,169
2020-FL3 D, 8.00% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,4	7,350,000	5,550,615
LoanCore Issuer Ltd.
2021-CRE6 D, 8.06% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	10,916,374
2021-CRE5 D, 8.21% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	8,250,000	8,070,537
2022-CRE7 D, 8.44% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,227,453
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.30% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,4	8,350,000	7,939,684
2021-FL1 D, 7.85% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	7,250,000	6,930,952
2021-FL2 C, 7.85% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,4	6,500,000	6,342,200
2021-FL2 B, 7.45% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	3,500,000	3,429,567
Cerberus Loan Funding XLVII LLC
2024-3A C, 7.95% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,221,929
2024-3A D, 9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,4	3,900,000	3,926,281
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	22,929,490
Cerberus Loan Funding XLII LLC
2023-3A C, 9.44% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,4	21,550,000	21,574,457
MidOcean Credit CLO VII
2020-7A CR, 7.76% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,4	21,000,000	21,021,798
Golub Capital Partners CLO Ltd.
2018-36A C, 7.60% (3 Month Term SOFR + 2.36%, Rate Floor: 0.00%) due 02/05/31◊,4	20,000,000	20,092,446
BSPDF Issuer Ltd.
2021-FL1 D, 7.96% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	19,219,426
BSPRT Issuer Ltd.
2021-FL6 D, 8.21% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	16,832,715
2021-FL7 D, 7.96% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,549,066
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.39% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,4	18,100,000	18,155,010

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 183

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Voya CLO Ltd.
2021-2A CR, 9.16% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	$16,695,890
2013-1A INC, due 10/15/30[4,8]	28,970,307	775,825
Owl Rock CLO I LLC
2024-1A C, 9.38% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,309,732
Cerberus Loan Funding XLV LLC
2024-1A C, 8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,205,557
STWD Ltd.
2022-FL3 D, 8.09% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	10,925,833
2021-FL2 D, 7.93% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,506,331
Carlyle Direct Lending CLO LLC
2024-1A BR, 8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/15/36◊,4	14,200,000	14,199,061
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 8.63% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	13,693,698
Ares Direct Lending CLO 2 LLC
2024-2A D, due 10/20/36◊,†††,4	13,050,000	13,142,655
Cerberus Loan Funding XL LLC
2023-1A C, 9.70% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,824,891
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 8.24% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	11,530,255
Fortress Credit BSL XV Ltd.
2024-2A CR, 7.88% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,254,341
KREF Ltd.
2021-FL2 AS, 6.50% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,764,233
Owl Rock CLO XVI LLC
2024-16A C, 8.58% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,228,504
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 8.56% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,749,183
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 8.45% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 07/25/33◊,4	9,300,000	9,268,936
Cerberus Loan Funding XLVI, LP
2024-2A C, 8.36% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	7,998,658
2024-2A D, 10.26% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	1,022,470
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	9,009,810
CIFC Funding Ltd.
2021-2A DR, 8.64% (3 Month Term SOFR + 3.36%, Rate Floor: 3.10%) due 04/20/30◊,4	8,100,000	8,155,597
BSPRT Issuer LLC
2024-FL11 C, 7.81% (1 Month Term SOFR + 2.64%, Rate Floor: 2.64%) due 07/15/39◊,4	7,825,000	7,810,328
Madison Park Funding XLVIII Ltd.
2021-48A D, 8.54% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 04/19/33◊,4	7,500,000	7,542,356
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.73% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,214,537
FS Rialto Issuer LLC
2022-FL5 C, 8.89% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,4	6,950,000	6,837,477
Madison Park Funding LVIII Ltd.
2024-58A D, 8.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,674,197
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,8]	9,500,000	6,566,978
Cerberus Loan Funding XXXIII, LP
2021-3A C, 8.36% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,909,131
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 8.54% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 07/20/33◊,4	5,550,000	5,599,978
Venture XIV CLO Ltd.
2020-14A CRR, 7.57% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	5,518,631	5,524,267
Cerberus Loan Funding XLVIII LLC
2024-4A D, due 10/15/36◊,4	5,350,000	5,353,210

184 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
KREF Funding V LLC
6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	5,184,387	$5,151,207
0.15% due 06/25/26†††,9	73,636,363	78,791
Cerberus Loan Funding XXXV, LP
2021-5A C, 8.16% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	5,141,839
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 8.30% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	4,061,578
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38◊,4	4,250,000	3,705,023
Wellfleet CLO Ltd.
2021-3A C, 7.81% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,4	3,400,000	3,405,557
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,753,051
HGI CRE CLO Ltd.
2021-FL2 D, 7.36% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	1,523,193
2021-FL2 E, 7.66% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,143,880
BDS Ltd.
2021-FL9 E, 7.73% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,550,866
PFP Ltd.
2024-11 B, 7.57% (1 Month Term SOFR + 2.49%, Rate Floor: 2.49%) due 09/17/39◊,4	2,250,000	2,244,430
BNPP IP CLO Ltd.
2014-2A E, 10.77% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4	6,337,836	2,114,175
GoldenTree Loan Management US CLO 4 Ltd.
2021-4A DR, 8.70% (3 Month Term SOFR + 3.41%, Rate Floor: 3.15%) due 04/24/31◊,4	2,000,000	2,013,894
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,8]	19,435,737	1,941,974
Wind River CLO Ltd.
2018-1A ARR, 6.59% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,4	1,799,386	1,800,869
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,8]	7,895,000	1,501,787
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,8]	6,400,000	1,319,587
2013-3X SUB, due 10/15/30[8]	4,938,326	106,964
WhiteHorse X Ltd.
2015-10A E, 10.85% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,4	1,046,102	1,046,071
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,8]	5,650,000	674,756
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,8]	1,500,000	566,467
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,8]	11,900,000	284,529
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[4,8]	11,900,000	224,910
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,8]	11,700,000	199,129
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,8]	18,918,010	168,181
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,8]	5,500,000	42,350
Dryden Senior Loan Fund
2015-37X, due 01/15/31[8]	1,897,598	39,165
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,8]	13,790,000	1,379
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,8]	8,150,000	815
West CLO Ltd.
2013-1A SUB, due 11/07/25[4,8]	5,300,000	530
Total Collateralized Loan Obligations		747,550,082

Transport-Aircraft - 2.6%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	14,112,170	14,656,309
2021-1A, 2.95% due 11/16/41[4]	14,772,887	13,748,799
2020-1A, 3.35% due 01/16/40[4]	4,461,497	4,238,792
2020-1A, 4.34% due 01/16/40[4]	3,751,347	3,104,343
2021-2A, 3.54% due 01/15/47[4]	2,882,479	2,589,580
2019-2, 3.38% due 10/16/39[4]	2,072,609	1,990,948
2019-1, 3.84% due 05/15/39[4]	935,132	902,616
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	24,994,729	23,023,362
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49[4]	15,000,000	15,042,600
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,10]	10,344,032	9,700,685
2019-1, 5.19% due 12/15/44[4,10]	4,716,821	4,245,946
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	12,209,382	11,688,697
Slam Ltd.
2024-1A, 5.34% due 09/15/49[4]	8,900,000	8,876,031
2021-1A, 3.42% due 06/15/46[4]	2,868,840	2,594,548
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]	4,886,436	4,471,621
2018-1, 4.13% due 06/15/43[4]	4,512,497	4,208,264
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	4,342,648	4,255,824
2019-1, 3.60% due 09/15/39[4]	3,448,256	3,231,314
2017-1, 6.30% due 02/15/42[4]	1,240,740	1,191,119

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 185

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	8,587,056	$8,287,540
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	7,873,119	7,511,822
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	7,346,518	6,795,847
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]	7,007,361	6,417,153
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	7,188,572	5,681,329
2020-1A, 3.23% due 03/15/40[4]	452,340	415,199
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	5,951,238	5,728,100
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	5,743,260	5,312,745
Project Silver
2019-1, 3.97% due 07/15/44[4]	5,099,497	4,692,047
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]	4,703,324	4,256,429
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	2,802,432	2,606,626
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,150,279	1,135,955
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[4]	889,536	859,768
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]	681,042	634,710
Total Transport-Aircraft		194,096,668

Financial - 2.1%
HarbourVest Structured Solutions IV Holdings, LP
8.28% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††	18,902,986	18,822,648
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 9,403,421	10,353,189
Lightning A
5.50% due 03/01/37†††	25,804,314	24,204,446
Thunderbird A
5.50% due 03/01/37†††	25,622,353	24,033,767
KKR Core Holding Company LLC
4.00% due 08/12/31†††	21,475,137	20,030,719
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	15,133,882	15,098,468
Ceamer Finance LLC
6.92% due 11/15/37†††	9,873,219	9,938,086
3.69% due 03/24/31†††	4,384,950	4,158,292
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	9,327,379	9,199,781
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	8,942,768	8,186,044
Lightning B
7.50% due 03/01/37†††	5,190,523	4,870,475
Thunderbird B
7.50% due 03/01/37†††	5,153,922	4,836,131
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	4,321,663	4,291,627
Total Financial		158,023,673

Infrastructure - 1.5%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	39,650,000	37,181,605
2024-1A, 8.87% due 05/15/54[4]	5,950,000	6,154,444
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	20,000,000	20,665,698
2021-1, 4.46% due 11/20/51[4]	11,750,000	10,999,508
2024-1A, 9.19% due 06/20/54[4]	7,250,000	7,650,015
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	17,550,000	17,732,934
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	7,150,000	6,558,031
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]	4,925,000	4,608,940
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]	3,400,000	3,446,841
Total Infrastructure		114,998,016

Net Lease - 0.6%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	27,799,000	24,877,587
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]	11,158,750	11,434,224
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	5,926,448	5,762,391
Total Net Lease		42,074,202

Whole Business - 0.5%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]	17,750,000	18,406,620
2024-3A, 5.91% due 07/30/54[4]	9,050,000	9,057,106
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	9,742,590	9,583,091
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	2,648,438	2,652,234
Wendy’s Funding LLC
2018-1A, 3.88% due 03/15/48[4]	372,951	361,886
Total Whole Business		40,060,937

Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	13,550,000	13,181,786
2020-SFR2, 4.50% due 10/19/37[4]	13,250,000	12,910,600
2020-SFR2, 3.37% due 10/19/37[4]	8,550,000	8,283,379
Total Single Family Residence		34,375,765

Insurance - 0.4%
Obra Longevity
8.48% due 06/30/39†††	20,580,000	20,944,266
CHEST
7.13% due 03/15/43†††	5,700,000	5,983,005
Total Insurance		26,927,271

186 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Asset-Backed Securities - 0.2%
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
7.40% due 09/30/45†††	17,000,000	$17,879,410

Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]	4,250,000	3,842,472
Total Asset-Backed Securities
(Cost $1,404,003,511)		1,379,828,496

SENIOR FLOATING RATE INTERESTS††,◊ - 15.9%
Consumer, Cyclical - 4.2%
Zephyr Bidco Ltd.
10.45% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 20,850,000	27,971,443
FR Refuel LLC
9.71% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	20,698,329	20,284,362
Crash Champions Inc.
9.85% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	18,565,000	17,822,400
MB2 Dental Solutions LLC
10.85% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††	15,305,530	15,270,626
6.75% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††	606,000	537,083
Alexander Mann
11.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	15,905,292	15,487,779
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	12,870,653	12,716,801
Fertitta Entertainment LLC
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/27/29	12,479,008	12,438,326
Pacific Bells LLC
9.37% (1 Month Term SOFR + 4.50%, Rate Floor: 9.50%) due 11/10/28	11,943,491	11,943,491
Casper Bidco SAS (B&B Hotels)
7.63% (1 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR 10,496,376	11,711,192
One Hotels GmbH
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 10,400,000	11,590,805
Drive Bidco B.V.
8.13% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 05/09/31†††	EUR 8,800,000	9,776,144
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	9,730,735	9,695,315
QSRP Finco B.V.
8.96% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 8,600,000	9,588,440
Caesars Entertainment, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/31	9,303,250	9,291,621
Peer Holding III BV
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31	5,120,000	5,128,550
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/28/30	3,482,500	3,489,047
The Facilities Group
10.64% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	8,329,720	8,191,164
NFM & J LLC
11.10% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	8,194,570	8,058,262
PCI Gaming Authority, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	7,182,000	7,134,599
Holding SOCOTEC
6.85% (6 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 06/30/28	6,935,500	6,918,161
Scientific Games Corp.
8.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	6,955,000	6,909,167
Clarios Global, LP
6.38% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 4,810,000	5,341,891
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	1,170,000	1,168,783
Apro LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	6,350,000	6,365,875
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 5,450,000	6,095,211
Shaw Development LLC
11.25% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	6,135,128	6,031,234
Grant Thornton Advisors LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/02/31	5,670,000	5,676,350
Packers Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	9,103,678	4,728,268
Accuride Corp.
11.93% (1 Month Term SOFR + 1.00%, Rate Floor: 6.06%) (in-kind rate was 5.87%) due 05/18/26[11]	6,067,545	4,027,333
ImageFIRST Holdings LLC
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	3,843,908	3,815,079
Da Vinci Purchaser Corp.
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27	3,791,263	3,788,913
Tacala Investment Corp.
8.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 01/31/31	2,985,000	2,985,746
due 01/31/31	600,000	600,150

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 187

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Orion Group
10.87% (1 Month Term SOFR + 6.51%, Rate Floor: 7.51%) due 03/19/27†††	3,572,479	$3,500,397
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	4,603,917	3,057,784
Albion Financing 3 SARL
7.96% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 08/16/29	EUR 2,300,000	2,570,037
SHO Holding I Corp.
11.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,698,653	1,685,849
12.32% (1 Month Term SOFR + 2.00%, Rate Floor: 7.32%) (in-kind rate was 5.00%) due 06/30/29†††,11	606,701	533,897
Congruex Group LLC
11.15% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	2,738,642	2,112,177
Allwyn Entertainment Financing US LLC
7.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 06/02/31	1,970,000	1,966,316
Dealer Tire LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	1,805,000	1,807,256
Accuride Corp.
14.85% (1 Month Term SOFR) (in-kind rate was 14.85%) due 10/07/24†††,11	1,865,969	1,777,113
Checkers Holdings, Inc.
14.70% (6 Month Term SOFR + 3.00%, Rate Floor: 8.70%) (in-kind rate was 6.00%) due 06/16/28†††,11	1,293,192	1,293,192
12.70% (6 Month Term SOFR + 3.00%, Rate Floor: 8.70%) (in-kind rate was 4.00%) due 06/16/27†††,11	180,443	180,443
Alterra Mountain Co.
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	1,436,400	1,437,592
EG Finco Ltd.
11.45% (1 Month GBP SONIA + 6.62%, Rate Floor: 6.62%) due 02/07/28†††	GBP 561,394	735,585
Verisure Holding AB
6.35% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR 370,000	412,213
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	750,000	199,222
Total Consumer, Cyclical		315,848,684

Consumer, Non-cyclical - 3.1%
Women’s Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	30,362,519	29,173,219
Midwest Veterinary Partners LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	20,861,466	20,841,856
Nidda Healthcare Holding GmbH
due 02/21/30	EUR 8,250,000	9,183,328
7.10% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 7,897,239	8,784,766
HAH Group Holding Co. LLC
10.35% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	8,140,601	8,137,181
due 09/17/31	6,680,000	6,584,008
10.26% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	2,471,885	2,470,847
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	16,592,498	16,638,127
Southern Veterinary Partners LLC
8.00% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	14,651,705	14,657,858
Quirch Foods Holdings LLC
9.89% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	15,021,640	14,120,342
PetIQ LLC
9.22% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	14,029,001	14,011,465
LaserAway Intermediate Holdings II LLC
11.30% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	12,189,834	12,098,411
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	14,689,231	10,221,208
Rainbow Finco SARL
9.70% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/26/29	GBP 7,250,000	9,654,065
CHG PPC Parent LLC
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 12/08/28	9,076,418	9,036,754
Eyecare Partners LLC
9.99% (3 Month Term SOFR + 1.00%, Rate Floor: 6.38%) (in-kind rate was 3.61%) due 11/30/28[11]	8,798,944	6,247,251
11.03% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	2,100,649	2,107,644
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	8,071,750	7,668,163
Florida Food Products LLC
9.96% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	8,667,549	7,562,437
Outcomes Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	4,339,125	4,361,732
IVI America LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	4,300,000	4,323,048
VC GB Holdings I Corp.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	4,128,772	4,115,230

188 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Froneri US, Inc.
due 09/16/31	3,200,000	$3,186,208
Resonetics LLC
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	2,820,000	2,821,325
Endo Finance Holdings, Inc.
9.78% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	1,700,000	1,697,518
Medical Solutions Parent Holdings, Inc.
8.85% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	2,217,732	1,674,388
Heritage Grocers Group LLC
11.45% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	1,674,372	1,649,256
Osmosis Holdings Australia II Pty Ltd.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28	1,640,826	1,638,349
Moran Foods LLC
11.95% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,033,634	570,533
Weber-Stephen Products LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27	414,375	389,687
TGP Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	211,599	198,903
Total Consumer, Non-cyclical		235,825,107

Technology - 3.0%
Sitecore Holding III A/S
13.30% (6 Month Term SOFR + 7.00%, Rate Floor: 12.55%) (in-kind rate was 0.75%) due 03/12/29†††,11	13,884,621	13,769,026
11.55% (6 Month EURIBOR + 7.00%, Rate Floor: 10.80%) (in-kind rate was 0.75%) due 03/12/29†††,11	EUR 9,764,781	10,784,592
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 12,072,000	16,017,635
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	3,430,000	3,403,880
Visma AS
7.38% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 16,296,596	17,968,182
Avalara, Inc.
10.85% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/19/28†††	16,000,000	15,845,401
Aston FinCo SARL
9.72% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 12,579,288	15,578,417
Team.Blue Finco SARL
due 09/30/29	EUR 7,500,000	8,271,049
7.05% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 6,506,144	7,114,690
DS Admiral Bidco LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	15,720,000	15,091,200
Polaris Newco LLC
8.62% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††	15,053,504	14,422,839
Wrench Group LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	12,935,000	12,924,264
Concorde Lux
7.85% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 10,525,431	11,697,893
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	10,420,000	9,953,288
Leia Finco US LLC
due 07/02/31	10,065,000	9,898,626
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	8,670,000	8,646,851
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	7,645,000	7,625,888
Finastra
12.18% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	7,630,655	7,573,997
Planview Parent, Inc.
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	4,109,700	4,109,741
Blackhawk Network Holdings, Inc.
9.85% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	3,930,150	3,944,534
Azalea TopCo
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/30/31	3,930,000	3,920,175
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	3,022,363	2,328,066
Central Parent LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	1,470,000	1,453,345
Precise Midco B.V.
7.47% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/15/30	EUR 1,000,000	1,114,924
Cloud Software Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	989,706	984,856
Xerox Corp.
8.71% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	444,231	441,899
Finastra USA, Inc.
12.18% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	447,436	401,840
Total Technology		225,287,098

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 189

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Industrial - 2.5%
Capstone Acquisition Holdings, Inc.
9.45% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	17,817,209	$17,716,207
Arcline FM Holdings, LLC
9.65% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	14,046,407	14,061,436
Dispatch Terra Acquisition LLC
9.00% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	10,059,270	9,110,782
Hobbs & Associates LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31	9,063,636	9,040,977
Merlin Buyer, Inc.
9.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	8,266,080	8,204,085
Fugue Finance LLC
8.81% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31	8,029,875	8,068,017
Boluda Towage S.L.
7.26% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/30	EUR 7,215,385	8,057,783
Foundation Building Materials Holding Company LLC
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	8,159,000	7,932,751
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/11/30	5,890,500	5,893,445
due 10/11/30	2,000,000	2,001,000
Quikrete Holdings, Inc.
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31	7,860,500	7,860,500
Valcour Packaging LLC
9.33% (3 Month Term SOFR + 1.50%, Rate Floor: 7.08%) (in-kind rate was 2.25%) due 10/04/28[11]	4,153,784	3,590,448
10.56% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	3,454,560	3,489,106
Michael Baker International LLC
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	7,052,325	7,078,771
DG Investment Intermediate Holdings 2, Inc.
due 03/31/28	7,080,804	7,049,861
Merlin Buyer, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	6,880,579	6,828,975
Geo Parent Corp.
10.60% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28†††	5,870,500	5,870,500
Inspired Finco Holdings Ltd.
7.38% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 5,200,000	5,800,325
United Airlines Inc.
8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/22/31	5,236,875	5,238,499
Integrated Power Services Holdings, Inc.
9.46% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	4,800,061	4,785,850
Anchor Packaging LLC
8.60% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29	4,690,000	4,698,817
MI Windows And Doors LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/28/31	3,592,188	3,595,169
Artera Services LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	3,594,833	3,495,400
FCG Acquisitions, Inc
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	3,432,262	3,428,830
TK Elevator Midco GmbH
6.38% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 3,067,766	3,280,862
Aegion Corp.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	3,116,489	3,122,348
Mauser Packaging Solutions Holding Co.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27	2,992,424	2,996,584
Brown Group Holding LLC
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/01/31	1,396,151	1,391,879
7.84% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	1,246,875	1,243,409
ILPEA Parent, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28†††	2,076,681	2,079,277
NA Rail Hold Co. LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26	1,929,790	1,939,439
Madison Safety & Flow LLC
due 09/19/31	1,400,000	1,398,250
EMRLD Borrower, LP
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	1,261,671	1,258,516
Air Canada
7.25% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	995,000	996,244
Albion Financing 3 SARL
9.83% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/16/29	768,075	770,955
API Heat Transfer Thermasys Corp.
13.19% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	485,976	485,976
10.19% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	281,275	281,275
Gulfside Supply, Inc.
8.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/17/31	387,111	386,627
Total Industrial		184,529,175

190 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Financial - 2.0%
Higginbotham Insurance Agency, Inc.
9.35% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	20,828,171	$20,664,119
Asurion LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	15,350,000	15,062,188
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,088,533	3,039,456
Eisner Advisory Group
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	16,078,703	16,110,378
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	12,306,060	12,298,431
Aretec Group, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	12,251,405	11,987,632
Claudius Finance Parent SARL
7.20% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/28	EUR 9,225,000	10,270,377
AqGen Island Holdings, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	9,078,174	9,061,198
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	5,837,703	5,712,543
due 04/09/27	EUR 3,000,000	3,208,887
Osaic Holdings, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	5,446,350	5,382,791
Tegra118 Wealth Solutions, Inc.
9.13% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	5,594,443	5,333,966
HUB International Ltd.
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 06/20/30	4,316,207	4,309,301
Apleona Holding GmbH
7.39% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/28/28	EUR 3,200,000	3,574,456
OEG Borrower LLC
8.36% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	3,430,000	3,421,425
Alter Domus
due 07/17/31	3,137,934	3,148,729
Cervantes Bidco S.L.U.
due 06/13/31	EUR 2,800,000	3,126,838
Ardonagh Midco 3 plc
9.90% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††	3,086,747	3,044,324
Worldpay
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	3,000,000	2,998,740
Assetmark Financial Holdings, Inc.
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/03/31	2,200,000	2,173,182
Ardonagh Midco 3 plc
8.52% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/17/31	2,070,000	2,071,304
Virtu Financial
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31	1,250,000	1,250,000
Capstone Borrower, Inc.
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30	328,075	328,075
Total Financial		147,578,340

Communications - 0.7%
Syndigo LLC
9.46% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	22,041,343	21,931,136
FirstDigital Communications LLC
11.25% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/17/26†††	10,470,875	10,234,487
Simon & Schuster
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	9,850,500	9,821,737
Zayo Group Holdings, Inc.
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447	5,604,822
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	5,361,563	5,370,034
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	15,095,771	2,509,672
Total Communications		55,471,888

Energy - 0.3%
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	13,685,346	13,685,346
Bip PipeCo Holdings LLC
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30	3,067,313	3,063,478
Venture Global Calcasieu Pass LLC
7.82% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	2,474,007	2,471,953
Permian Production Partners LLC
14.96% (1 Month Term SOFR + 6.11%, Rate Floor: 12.96%) (in-kind rate was 2.00%) due 11/24/25†††,11	686,779	679,912
Total Energy		19,900,689

Basic Materials - 0.1%
Arsenal AIC Parent LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	3,934,681	3,926,812
Discovery Purchaser Corp.
due 10/04/29	1,000,000	994,720

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 191

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Schur Flexibles GmbH
8.66% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 787,500	$513,072
Total Basic Materials		5,434,604

Total Senior Floating Rate Interests
(Cost $1,213,539,685)		1,189,875,585

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2%
Residential Mortgage-Backed Securities - 5.8%
OBX Trust
2024-NQM5, 6.51% due 01/25/64[4]	12,495,000	12,723,590
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4	6,901,000	7,107,486
2022-NQM9, 6.45% due 09/25/62[4,10]	6,928,155	6,956,187
2023-NQM2, 6.80% due 01/25/62[4,10]	5,673,288	5,726,187
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4	5,250,000	5,359,730
2022-NQM8, 6.10% due 09/25/62[4,10]	3,902,555	3,904,523
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	19,906,408	10,595,293
2006-WMC3, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,742,711	5,681,467
2006-HE3, 4.25% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	4,586,567	4,149,251
2006-WMC4, 5.09% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	6,851,961	3,644,792
2006-WMC4, 5.05% (1 Month Term SOFR + 0.19%, Rate Floor: 0.08%) due 12/25/36◊	2,897,249	1,538,690
Top Pressure Recovery Turbines
7.51% due 11/01/69	24,862,593	25,086,356
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,10]	24,475,688	24,290,994
Ameriquest Mortgage Securities Trust
2006-M3, 5.14% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊	18,382,291	10,276,252
2006-M3, 5.21% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	30,697,714	9,045,014
2006-M3, 5.07% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,761,606	3,760,354
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[4,10]	23,164,000	20,762,356
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊	22,843,928	8,629,947
2007-HE2, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	17,406,871	6,567,066
2007-HE4, 5.14% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	6,009,990	4,418,234
2007-HE4, 5.22% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,883,458	1,125,568
Long Beach Mortgage Loan Trust
2006-6, 5.47% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,313,579	5,248,147
2006-8, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	15,856,466	4,384,576
2006-1, 5.35% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,558,340	3,031,483
2006-4, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,647,952	2,862,237
2006-6, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,145,687	1,629,963
2006-8, 5.15% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,296,804	1,181,815
2006-6, 5.17% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,399,851	941,361
RALI Series Trust
2006-QO6, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	7,151,237
2007-QO2, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,852,328	4,399,933
2006-QO8, 5.37% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,678,389	2,538,499
2006-QO6, 5.43% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,904,525
2006-QO6, 5.49% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,218,442
2006-QO2, 5.51% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,071,413
2006-QO2, 5.65% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	586,675
2006-QO2, 5.41% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	37,796
American Home Mortgage Assets Trust
2006-6, 5.18% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,775,495	5,744,327

192 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-1, 5.58% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,735,377	$5,143,134
2006-3, 6.06% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,662,358	3,094,376
LSTAR Securities Investment Ltd.
2024-1, 8.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	13,170,848	13,124,640
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	21,054,471	6,839,467
2006-2, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	18,514,368	6,014,383
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 5.22% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	9,091,299	7,681,709
2022-A, 6.17% due 09/25/62[4,10]	4,226,288	4,226,071
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,10]	12,025,201	11,801,170
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,10]	8,230,142	8,201,299
2023-NQM2, 6.60% due 11/25/67[4,10]	2,692,563	2,706,283
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 5.61% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	18,380,998	8,116,284
2006-HE6, 5.17% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,165,628	1,428,077
2007-HE4, 5.20% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,657,246	1,190,757
IXIS Real Estate Capital Trust
2007-HE1, 5.55% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	23,074,997	5,439,974
2007-HE1, 5.62% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,348,311	3,854,033
GSAMP Trust
2007-NC1, 5.65% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	17,154,929	8,955,324
Master Asset-Backed Securities Trust
2006-WMC3, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,715,874	3,445,851
2006-HE3, 5.17% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	9,104,486	2,770,682
2006-HE3, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,654,698	2,329,570
PRPM LLC
2024-4, 6.41% due 08/25/29[4,10]	7,994,080	8,041,954
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	8,650,000	7,986,240
FIGRE Trust
2024-HE4, 5.25% (WAC) due 09/25/54◊,4	3,778,000	3,793,356
2024-HE4, 5.30% (WAC) due 09/25/54◊,4	3,250,000	3,259,021
GSAA Home Equity Trust
2006-3, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,617,484	4,755,444
2006-9, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	6,968,767	1,851,766
2007-7, 5.51% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	298,703	281,096
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,10]	6,477,968	6,466,169
First NLC Trust
2007-1, 5.67% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	6,156,014	3,108,374
2007-1, 5.46% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,668,303	2,356,722
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	5,700,695	5,428,862
Alternative Loan Trust
2007-OA7, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,693,735	5,378,480
Argent Securities Trust
2006-W5, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	8,243,402	5,378,105
Lehman XS Trust Series
2006-18N, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	3,257,332	3,096,979
2006-10N, 5.39% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	2,140,569	1,914,241
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.39% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,686,562	1,948,353
2007-HE2, 5.49% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,840,113	1,410,285

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CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2007-HE2, 5.21% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,848,386	$1,121,379
2007-HE2, 5.81% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,566,045	456,249
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.43% (1 Month Term SOFR + 0.57%, Rate Floor: 0.57%) due 01/25/37◊	6,832,526	3,176,460
2007-HE4, 5.14% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,637,897	1,576,423
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	4,374,157	4,487,293
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.73% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,174,326	4,141,993
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,10]	4,108,721	4,108,947
HSI Asset Securitization Corporation Trust
2007-HE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,479,962	3,923,241
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,4	3,850,000	3,830,618
First Franklin Mortgage Loan Trust
2006-FF16, 5.39% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	7,031,211	2,906,306
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,457,166	2,841,327
Morgan Stanley Mortgage Loan Trust
2006-9AR, 5.69% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,774,088	1,853,793
Alliance Bancorp Trust
2007-OA1, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,779,483	1,529,664
Nomura Resecuritization Trust
2015-4R, 2.71% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,4	953,838	918,270
Morgan Stanley Re-REMIC Trust
2010-R5, 5.31% due 06/26/36[4]	389,994	363,906
Total Residential Mortgage-Backed Securities		435,336,166

Government Agency - 4.3%
Fannie Mae
5.50% due 05/01/53	104,614,638	105,967,564
5.00% due 05/01/53	34,158,776	34,176,567
5.00% due 08/01/53	21,772,755	21,784,096
5.00% due 06/01/53	7,415,009	7,415,386
Freddie Mac
5.50% due 02/01/53	53,300,450	54,304,027
5.00% due 06/01/53	27,798,461	27,949,510
5.00% due 02/01/53	23,971,182	24,100,743
5.00% due 03/01/53	18,897,439	18,911,722
Uniform MBS 30 Year
due 12/01/24[16]	29,725,000	29,712,337
Total Government Agency		324,321,952

Commercial Mortgage-Backed Securities - 1.7%
BX Trust
2024-VLT4, 7.54% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,4	20,650,000	20,598,375
2023-DELC, 8.44% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4	10,650,000	10,743,188
BX Commercial Mortgage Trust
2021-VOLT, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	20,650,000	20,495,125
2024-AIRC, 7.69% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,4	6,500,000	6,516,250
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	21,644,000	20,303,163
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	8,256,000	7,853,295
2020-DUNE, 7.87% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4	7,340,000	7,236,820
2020-DUNE, 7.27% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	2,750,000	2,721,215
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 8.10% (1 Month Term SOFR + 3.00%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	11,996,676
SMRT
2022-MINI, 7.05% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,819,581

194 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
MHP
2022-MHIL, 7.71% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,4	8,204,525	$8,117,352
Total Commercial Mortgage-Backed Securities		126,401,040

Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,4,9	155,676,358	9,259,441
2015-R1, 0.70% (WAC) due 11/25/52◊,4,9	149,088,601	8,261,148
2015-R1, 0.70% (WAC) due 11/25/55◊,4,9	62,717,432	3,926,914
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4	5,403,692	5,406,232
Total Military Housing		26,853,735

Total Collateralized Mortgage Obligations
(Cost $1,041,239,749)		912,912,893

U.S. GOVERNMENT SECURITIES†† - 5.2%
U.S. Treasury Notes
4.25% due 03/15/27[17]	360,000,000	365,554,688
4.63% due 02/28/25	21,000,000	21,014,766
Total U.S. Government Securities
(Cost $380,458,898)		386,569,454

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
5.14% due 10/01/24[12]	63,310,000	63,310,000
Total U.S. Treasury Bills
(Cost $63,310,000)		63,310,000

CONVERTIBLE BONDS†† - 0.4%
Consumer, Non-cyclical - 0.3%
Block, Inc.
due 05/01/26[13]	21,951,000	20,227,846

Communications - 0.1%
Cable One, Inc.
due 03/15/26[13]	5,750,000	5,261,250
Total Convertible Bonds
(Cost $25,429,053)		25,489,096

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.17% due 09/30/26	EUR 722,396	712,017
8.66% due 09/30/26	EUR 292,063	287,867
Total Industrial		999,884

Total Senior Fixed Rate Interests
(Cost $1,049,733)		999,884

REPURCHASE AGREEMENTS††,14 - 0.4%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	29,510,000	29,510,000
Total Repurchase Agreements
(Cost $29,510,000)		29,510,000

	Contracts
LISTED OPTIONS PURCHASED† - 0.0%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $48,817,500)	8,625	345,000
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $60,409,180)	10,673	234,806
Total Listed Options Purchased
(Cost $5,910,564)		579,806

OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Equity Options
Goldman Sachs International Gaotu Techedu, Inc. Expiring January 2025 with strike price of $110.00 (Notional Value $105,776,252)	810,981	1,430,003
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $19,781,700)	3,495	76,890
Total OTC Options Purchased
(Cost $4,715,319)		1,506,893

Total Investments - 100.3%
(Cost $7,796,929,762)		$7,489,262,761
Other Assets & Liabilities, net - (0.3)%		(24,314,826)
Total Net Assets - 100.0%		$7,464,947,935

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 195

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	293	Dec 2024	$77,729,970	$6,681,528
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	675	Sep 2025	163,341,563	1,838,190
3-Month SOFR Futures Contracts	675	Dec 2025	163,586,250	1,829,743
3-Month SOFR Futures Contracts	675	Mar 2026	163,704,375	1,770,680
			$490,632,188	$5,438,613

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR 62,590,000	$(1,399,032)	$(1,395,662)	$(3,370)
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	183,422,063	(4,100,824)	(4,107,541)	6,717
							$(5,499,856)	$(5,503,203)	$3,347

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	$152,530,000	$3,241,360	$905	$3,240,455
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	03/14/54	3,060,000	(126,983)	298	(127,281)
								$3,114,377	$1,203	$3,113,174

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.47% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	74,100	$42,515,616	$5,412,353
OTC Total Return Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	5.83% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	37,000,000	58,004,900	3,774,999

196 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	1,710,000	1,908,349 USD	10/18/24	$2,495
Bank of America, N.A.	EUR	Buy	1,295,000	1,447,254 USD	10/18/24	(3,932)
Barclays Bank plc	EUR	Sell	2,325,000	2,587,133 USD	10/18/24	(4,160)
Barclays Bank plc	CAD	Sell	5,455,000	4,019,022 USD	10/18/24	(17,641)
Bank of America, N.A.	EUR	Sell	210,010,000	232,638,281 USD	10/18/24	(1,425,110)
Bank of America, N.A.	GBP	Sell	58,825,000	77,127,340 USD	10/18/24	(1,522,676)
						$(2,971,024)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,196,909 (cost $10,690,333), or 0.1% of total net assets — See Note 10.

[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,084,442,154 (cost $3,195,826,315), or 41.3% of total net assets.

[5]	Rate indicated is the 7-day yield as of September 30, 2024.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is an interest-only strip.
[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[11]	Payment-in-kind security.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Zero coupon rate security.
[14]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[15]	Security is in default of interest and/or principal obligations.
[16]	Security is unsettled at period end and does not have a stated effective rate.
[17]	All or a portion of this security is pledged as collateral for options and total return swap agreements at September 30, 2024.
CAD — Canadian Dollar
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 197

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,837,573	$887,107	$2,971,450	$7,696,130
Preferred Stocks	—	293,976,010	27,633,690	321,609,700
Warrants	576	—	286	862
Exchange-Traded Funds	71,720,000	—	—	71,720,000
Mutual Funds	315,642,162	—	—	315,642,162
Money Market Funds	552,958,302	—	—	552,958,302
Corporate Bonds	—	2,092,025,395	137,028,103	2,229,053,498
Asset-Backed Securities	—	1,140,311,534	239,516,962	1,379,828,496
Senior Floating Rate Interests	—	922,494,468	267,381,117	1,189,875,585
Collateralized Mortgage Obligations	—	907,506,661	5,406,232	912,912,893
U.S. Government Securities	—	386,569,454	—	386,569,454
U.S. Treasury Bills	—	63,310,000	—	63,310,000
Convertible Bonds	—	25,489,096	—	25,489,096
Senior Fixed Rate Interests	—	999,884	—	999,884
Repurchase Agreements	—	29,510,000	—	29,510,000
Options Purchased	579,806	1,506,893	—	2,086,699
Commodity Futures Contracts**	6,681,528	—	—	6,681,528
Interest Rate Futures Contracts**	5,438,613	—	—	5,438,613
Credit Default Swap Agreements**	—	6,717	—	6,717
Interest Rate Swap Agreements**	—	3,240,455	—	3,240,455
Equity Index Swap Agreements**	—	5,412,353	—	5,412,353
Total Return Interest Rate Swap Agreements**	—	3,774,999	—	3,774,999
Forward Foreign Currency Exchange Contracts**	—	2,495	—	2,495
Total Assets	$956,858,560	$5,877,023,521	$679,937,840	$7,513,819,921

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$3,370	$—	$3,370
Interest Rate Swap Agreements**	—	127,281	—	127,281
Forward Foreign Currency Exchange Contracts**	—	2,973,519	—	2,973,519
Unfunded Loan Commitments (Note 9)	—	—	1,325,732	1,325,732
Total Liabilities	$—	$3,104,170	$1,325,732	$4,429,902

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$137,537,733	Yield Analysis	Yield	4.8%-8.6%	6.6%
Asset-Backed Securities	88,757,783	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	13,142,655	Third Party Pricing	Trade Price	—	—

198 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Asset-Backed Securities	$78,791	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	5,406,232	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,943,763	Enterprise Value	Valuation Multiple	2.9x-8.6x	5.6x
Common Stocks	27,687	Model Price	Liquidation Value	—	—
Corporate Bonds	71,088,586	Yield Analysis	Yield	6.6%-9.6%	6.8%
Corporate Bonds	41,322,089	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	24,608,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	9,427	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	27,633,690	Yield Analysis	Yield	5.8%	—
Senior Floating Rate Interests	138,395,648	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	77,039,014	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	49,598,809	Yield Analysis	Yield	10.3%-15.8%	10.8%
Senior Floating Rate Interests	1,777,113	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	570,533	Model Price	Liquidation Value	—	—
Warrants	286	Model Price	Liquidation Value	—	—
Total Assets	$679,937,840
Liabilities:
Unfunded Loan Commitments	$1,325,732	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $30,337,082 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $35,928,953 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 199

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$223,348,932	$4,986,289	$59,850,234	$243,686,805	$76	$995,145	$28,121,912	$560,989,393	$(1,990,229)
Purchases/(Receipts)	75,415,636	—	74,678,462	144,994,392	—	55,180	—	295,143,670	(1,674,800)
(Sales, maturities and paydowns)/Fundings	(60,773,341)	(68,718)	(17,493,055)	(120,126,311)	—	(397,790)	(2,602,482)	(201,461,697)	1,209,833
Amortization of premiums/discounts	226,839	(127)	601,703	1,581,698	—	—	—	2,410,113	(34,876)
Corporate actions	—	—	—	3,456,752	—	2,361,618	(174,412)	5,643,958	—
Total realized gains (losses) included in earnings	(175,395)	(104)	(1,313,672)	(883,545)	—	(297,261)	(7,062,917)	(9,732,894)	659,155
Total change in unrealized appreciation (depreciation) included in earnings	12,908,515	488,892	4,874,805	4,666,344	210	246,813	9,351,589	32,537,168	505,185
Transfers into Level 3	—	—	26,312,890	4,016,447	—	7,745	—	30,337,082	—
Transfers out of Level 3	(11,434,224)	—	(10,483,264)	(14,011,465)	—	—	—	(35,928,953)	—
Ending Balance	$239,516,962	$5,406,232	$137,028,103	$267,381,117	$286	$2,971,450	$27,633,690	$679,937,840	$(1,325,732)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$5,486,801	$488,892	$3,524,334	$1,378,918	$210	$(148,045)	$633,690	$11,364,800	$364,131

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

200 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MACRO OPPORTUNITIES FUND

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Fund’s Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Fund’s Consolidated Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Bond
4.86%			3.63%
Due 10/01/24	$29,510,000	$29,513,984	Due 02/15/53	$12,298,900	$11,244,789

			U.S. Treasury Strips
			0.00%
			Due 11/15/34 - 08/15/47	14,293,720	9,881,235

			U.S. Treasury Notes
			1.25% - 4.50%
			Due 12/31/24 - 11/30/26	8,675,000	8,322,336

			U.S Treasury Inflation Indexed Bonds
			0.13% - 3.63%
			Due 04/15/28 - 01/15/31	699,870	655,909
				$35,967,490	$30,104,269

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/

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CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
MACRO OPPORTUNITIES FUND

Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Common Stocks
BP Holdco LLC*	$48,218	$—	$—	$—	$(2,715)	$45,503	37,539	$—
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	29,045,744	164,424	—	—	4,204,958	33,415,126	1,022,808	164,424
Guggenheim Limited Duration Fund — Class R6	122,839,898	6,021,946	—	—	5,335,337	134,197,181	5,457,388	6,040,934
Guggenheim Risk Managed Real Estate Fund — Institutional Class	29,711,644	1,058,513	—	—	7,480,947	38,251,104	1,093,826	1,058,513
Guggenheim Strategy Fund II	19,207,708	1,127,587	—	—	429,758	20,765,053	837,301	1,130,985
Guggenheim Strategy Fund III	33,331,353	1,872,913	—	—	841,947	36,046,213	1,448,221	1,877,780
Guggenheim Ultra Short Duration Fund — Institutional Class	48,849,509	2,731,511	—	—	1,386,465	52,967,485	5,286,176	2,739,537
	$283,034,074	$12,976,894	$—	$—	$19,676,697	$315,687,665		$13,012,173

*	Non-income producing security.

202 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $7,462,343,121)	$7,144,065,096
Investments in affiliated issuers, at value (cost $305,076,641)	315,687,665
Repurchase agreements, at value (cost $29,510,000)	29,510,000
Foreign currency, at value (cost $2,680,249)	2,692,009
Cash	22,577,802
Segregated cash with broker	14,435,996
Unamortized upfront premiums paid on interest rate swap agreements	1,203
Unrealized appreciation on OTC swap agreements	9,187,352
Unrealized appreciation on forward foreign currency exchange contracts	2,495
Prepaid expenses	240,986
Receivables:
Interest	65,548,234
Securities sold	29,774,120
Fund shares sold	11,181,836
Dividends	1,382,077
Variation margin on credit default swap agreements	79,488
Investment Adviser	3,467
Total assets	7,646,369,826

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $2,483,370)	1,325,732
Segregated cash due to broker	1,778,403
Unamortized upfront premiums received on credit default swap agreements	5,503,203
Unrealized depreciation on forward foreign currency exchange contracts	2,973,519
Payable for:
Securities purchased	140,926,997
Fund shares redeemed	14,264,209
Management fees	4,515,516
Distributions to shareholders	4,013,355
Swap settlement	1,808,108
Variation margin on futures contracts	968,485
Variation margin on interest rate swap agreements	851,954
Transfer agent/maintenance fees	342,314
Distribution and service fees	148,809
Protection fees on credit default swap agreements	77,345
Fund accounting/administration fees	24,657
Trustees’ fees*	6,637
Due to Investment Adviser	4,997
Miscellaneous	1,887,651
Total liabilities	181,421,891
Net assets	$7,464,947,935

Net assets consist of:
Paid in capital	$8,216,624,553
Total distributable earnings (loss)	(751,676,618)
Net assets	$7,464,947,935

Class A:
Net assets	$330,519,464
Capital shares outstanding	13,296,167
Net asset value per share	$24.86
Maximum offering price per share (Net asset value divided by 96.00%)	$25.90

Class C:
Net assets	$107,377,259
Capital shares outstanding	4,322,712
Net asset value per share	$24.84

Class P:
Net assets	$27,134,675
Capital shares outstanding	1,091,085
Net asset value per share	$24.87

Institutional Class:
Net assets	$6,846,334,313
Capital shares outstanding	275,008,488
Net asset value per share	$24.89

Class R6:
Net assets	$153,582,224
Capital shares outstanding	6,170,376
Net asset value per share	$24.89

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$4,845,309
Dividends from securities of affiliated issuers	13,012,173
Interest from securities of unaffiliated issuers	439,154,106
Total investment income	457,011,588

Expenses:
Management fees	57,449,778
Distribution and service fees:
Class A	727,863
Class C	1,023,761
Class P	117,816
Transfer agent/maintenance fees:
Class A	212,162
Class C	33,836
Class P	29,959
Institutional Class	4,788,068
Class R6	6,510
Fund accounting/administration fees	2,526,543
Professional fees	544,574
Line of credit fees	490,451
Trustees’ fees*	102,220
Custodian fees	96,844
Miscellaneous	695,223
Recoupment of previously waived fees:
Class A	96,132
Class C	43,926
Class P	51,304
Institutional Class	14,563
Class R6	14,422
Total expenses	69,065,955
Less:
Expenses reimbursed by Adviser:
Class A	(295)
Class C	(265)
Institutional Class	(3,997,671)
Class R6	(1,958)
Expenses waived by Adviser	(3,450,085)
Earnings credits applied	(3,114)
Total waived/reimbursed expenses	(7,453,388)
Net expenses	61,612,567
Net investment income	395,399,021

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(48,018,260)
Swap agreements	(29,287,900)
Futures contracts	(3,215,125)
Options purchased	1,064,695
Options written	(3,640,905)
Forward foreign currency exchange contracts	(6,740,405)
Foreign currency transactions	(3,255,680)
Net realized loss	(93,093,580)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	400,472,496
Investments in affiliated issuers	19,676,697
Swap agreements	35,319,379
Futures contracts	12,120,141
Options purchased	(5,729,526)
Forward foreign currency exchange contracts	(6,674,079)
Foreign currency translations	(794,153)
Net change in unrealized appreciation (depreciation)	454,390,955
Net realized and unrealized gain	361,297,375
Net increase in net assets resulting from operations	$756,696,396

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

204 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$395,399,021	$339,429,107
Net realized loss on investments	(93,093,580)	(210,856,113)
Net change in unrealized appreciation (depreciation) on investments	454,390,955	292,518,294
Net increase in net assets resulting from operations	756,696,396	421,091,288

Distributions to shareholders:
Class A	(18,434,390)	(16,952,857)
Class C	(5,780,507)	(5,928,309)
Class P	(2,980,359)	(4,987,662)
Institutional Class	(393,918,652)	(310,664,175)
Class R6	(9,856,861)	(8,818,791)
Total distributions to shareholders	(430,970,769)	(347,351,794)

Capital share transactions:
Proceeds from sale of shares
Class A	122,660,844	88,917,715
Class C	30,464,616	12,403,253
Class P	9,692,840	16,822,252
Institutional Class	2,655,046,775	2,128,695,437
Class R6	66,002,762	83,550,238
Distributions reinvested
Class A	15,596,676	14,302,558
Class C	5,231,832	5,285,062
Class P	2,953,184	4,948,543
Institutional Class	342,864,582	268,719,399
Class R6	9,703,987	8,818,791
Cost of shares redeemed
Class A	(102,590,665)	(154,649,331)
Class C	(36,716,557)	(61,940,389)
Class P	(42,732,573)	(130,394,089)
Institutional Class	(1,676,736,544)	(2,629,895,397)
Class R6	(117,211,214)	(30,444,262)
Net increase (decrease) from capital share transactions	1,284,230,545	(374,860,220)
Net increase (decrease) in net assets	1,609,956,172	(301,120,726)

Net assets:
Beginning of year	5,854,991,763	6,156,112,489
End of year	$7,464,947,935	$5,854,991,763

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 205

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2024	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	5,055,388	3,734,087
Class C	1,258,346	521,851
Class P	400,331	707,632
Institutional Class	109,467,399	89,245,962
Class R6	2,727,890	3,495,646
Shares issued from reinvestment of distributions
Class A	644,458	600,755
Class C	216,488	222,238
Class P	122,198	208,213
Institutional Class	14,136,969	11,271,078
Class R6	401,374	370,155
Shares redeemed
Class A	(4,249,244)	(6,501,599)
Class C	(1,522,468)	(2,604,191)
Class P	(1,754,486)	(5,490,413)
Institutional Class	(69,266,077)	(110,513,346)
Class R6	(4,883,357)	(1,280,546)
Net increase (decrease) in shares	52,755,209	(16,012,478)

206 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.66	$23.36	$27.19	$26.31	$25.82
Income (loss) from investment operations:
Net investment income (loss)[a]	1.39	1.30	.89	.91	.74
Net gain (loss) on investments (realized and unrealized)	1.34	.33	(3.77)	1.04	.61
Total from investment operations	2.73	1.63	(2.88)	1.95	1.35
Less distributions from:
Net investment income	(1.53)	(1.33)	(.95)	(1.07)	(.86)
Total distributions	(1.53)	(1.33)	(.95)	(1.07)	(.86)
Net asset value, end of period	$24.86	$23.66	$23.36	$27.19	$26.31

Total Return[b]	11.92%	7.09%	(10.77%)	7.49%	5.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$330,519	$280,275	$327,393	$435,293	$312,986
Ratios to average net assets:
Net investment income (loss)	5.76%	5.46%	3.46%	3.35%	2.90%
Total expenses[c]	1.30%	1.50%	1.42%	1.43%	1.51%
Net expenses[d,e,f]	1.25%	1.44%	1.37%	1.37%	1.39%
Portfolio turnover rate	24%	32%	25%	84%	130%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.64	$23.35	$27.17	$26.29	$25.80
Income (loss) from investment operations:
Net investment income (loss)[a]	1.22	1.12	.70	.72	.55
Net gain (loss) on investments (realized and unrealized)	1.34	.32	(3.76)	1.03	.61
Total from investment operations	2.56	1.44	(3.06)	1.75	1.16
Less distributions from:
Net investment income	(1.36)	(1.15)	(.76)	(.87)	(.67)
Total distributions	(1.36)	(1.15)	(.76)	(.87)	(.67)
Net asset value, end of period	$24.84	$23.64	$23.35	$27.17	$26.29

Total Return[b]	11.13%	6.25%	(11.41%)	6.70%	4.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$107,377	$103,332	$145,469	$207,739	$219,866
Ratios to average net assets:
Net investment income (loss)	5.05%	4.72%	2.70%	2.64%	2.15%
Total expenses[c]	2.03%	2.27%	2.17%	2.18%	2.25%
Net expenses[d,e,f]	1.97%	2.21%	2.12%	2.12%	2.15%
Portfolio turnover rate	24%	32%	25%	84%	130%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 207

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.67	$23.38	$27.20	$26.32	$25.82
Income (loss) from investment operations:
Net investment income (loss)[a]	1.38	1.30	.90	.91	.74
Net gain (loss) on investments (realized and unrealized)	1.34	.32	(3.77)	1.04	.62
Total from investment operations	2.72	1.62	(2.87)	1.95	1.36
Less distributions from:
Net investment income	(1.52)	(1.33)	(.95)	(1.07)	(.86)
Total distributions	(1.52)	(1.33)	(.95)	(1.07)	(.86)
Net asset value, end of period	$24.87	$23.67	$23.38	$27.20	$26.32

Total Return	11.84%	7.09%	(10.77%)	7.48%	5.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,135	$54,987	$161,232	$162,928	$99,575
Ratios to average net assets:
Net investment income (loss)	5.70%	5.49%	3.51%	3.33%	2.91%
Total expenses[c]	1.37%	1.66%	1.45%	1.45%	1.50%
Net expenses[d,e,f]	1.32%	1.49%	1.37%	1.37%	1.40%
Portfolio turnover rate	24%	32%	25%	84%	130%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.69	$23.40	$27.23	$26.34	$25.85
Income (loss) from investment operations:
Net investment income (loss)[a]	1.47	1.40	.99	1.02	.85
Net gain (loss) on investments (realized and unrealized)	1.35	.32	(3.76)	1.05	.60
Total from investment operations	2.82	1.72	(2.77)	2.07	1.45
Less distributions from:
Net investment income	(1.62)	(1.43)	(1.06)	(1.18)	(.96)
Total distributions	(1.62)	(1.43)	(1.06)	(1.18)	(.96)
Net asset value, end of period	$24.89	$23.69	$23.40	$27.23	$26.34

Total Return	12.28%	7.47%	(10.39%)	7.91%	5.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,846,334	$5,228,680	$5,397,131	$6,906,534	$4,097,303
Ratios to average net assets:
Net investment income (loss)	6.08%	5.86%	3.85%	3.74%	3.32%
Total expenses[c]	1.03%	1.18%	1.09%	1.08%	1.17%
Net expenses[d,e,f]	0.91%	1.03%	0.96%	0.96%	0.99%
Portfolio turnover rate	24%	32%	25%	84%	130%

208 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$23.69	$23.39	$27.22	$26.34	$25.84
Income (loss) from investment operations:
Net investment income (loss)[a]	1.48	1.40	.98	1.02	.87
Net gain (loss) on investments (realized and unrealized)	1.34	.33	(3.75)	1.04	.58
Total from investment operations	2.82	1.73	(2.77)	2.06	1.45
Less distributions from:
Net investment income	(1.62)	(1.43)	(1.06)	(1.18)	(.95)
Total distributions	(1.62)	(1.43)	(1.06)	(1.18)	(.95)
Net asset value, end of period	$24.89	$23.69	$23.39	$27.22	$26.34

Total Return	12.28%	7.51%	(10.39%)	7.91%	5.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$153,582	$187,717	$124,888	$197,067	$136,669
Ratios to average net assets:
Net investment income (loss)	6.10%	5.85%	3.79%	3.74%	3.41%
Total expenses[c]	0.96%	1.07%	1.00%	1.01%	1.09%
Net expenses[d,e,f]	0.91%	1.01%	0.96%	0.96%	0.99%
Portfolio turnover rate	24%	32%	25%	84%	130%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.03%	0.05%	0.06%	0.10%	0.03%
Class C	0.04%	0.04%	0.06%	0.08%	0.05%
Class P	0.11%	0.01%	0.05%	0.09%	0.03%
Institutional Class	0.00%*	0.00%*	—	—	0.00%*
Class R6	0.01%	0.01%	0.00%*	0.00%*	0.00%*

*	Less than 0.01%

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.24%	1.32%	1.33%	1.33%	1.33%
Class C	1.96%	2.07%	2.08%	2.08%	2.08%
Class P	1.31%	1.32%	1.33%	1.33%	1.33%
Institutional Class	0.90%	0.91%	0.92%	0.92%	0.92%
Class R6	0.90%	0.91%	0.92%	0.92%	0.92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 209

SCHEDULE OF INVESTMENTS	September 30, 2024
MUNICIPAL INCOME FUND

	Face Amount	Value
MUNICIPAL BONDS†† - 96.8%

California - 14.8%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[1]	$1,300,000	$736,076
Compton Unified School District General Obligation Unlimited
due 06/01/40[1]	1,000,000	546,175
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	544,773
Alameda Corridor Transportation Authority Revenue Bonds
5.20% due 10/01/37[2]	500,000	292,772
El Monte Union High School District General Obligation Unlimited
due 06/01/43[1]	500,000	245,553
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	160,000	171,668
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	162,692
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	144,232
Coast Community College District General Obligation Unlimited
due 08/01/40[1]	250,000	139,457
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	109,279
Total California		3,092,677

Pennsylvania - 8.3%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	1,000,000	1,080,867
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	645,182
Total Pennsylvania		1,726,049

Oregon - 7.1%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[1]	2,000,000	656,583
due 06/15/50[1]	400,000	118,234
due 06/15/49[1]	350,000	108,958
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[1]	1,250,000	610,802
Total Oregon		1,494,577

Michigan - 6.7%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,112,553
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	197,218
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,390
Total Michigan		1,410,161

Virginia - 6.3%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,260,000	1,153,923
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[1]	500,000	173,197
Total Virginia		1,327,120

Nebraska - 6.2%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,080,721
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	214,176
Total Nebraska		1,294,897

Tennessee - 5.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	1,002,930
2.48% due 12/01/37	200,000	163,815
Total Tennessee		1,166,745

New York - 5.5%
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	850,509
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	294,979
Total New York		1,145,488

Maine - 5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,106,818

Arizona - 3.6%
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	541,171
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	219,007
Total Arizona		760,178

210 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MUNICIPAL INCOME FUND

	Face Amount	Value
North Carolina - 3.3%
Inlivian Revenue Bonds
2.02% due 04/01/42	$1,000,000	$684,024

Texas - 3.0%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[1]	1,000,000	245,066
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	201,146
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	103,972
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	90,000	93,073
Total Texas		643,257

Oklahoma - 2.8%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	368,356
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	211,470
Total Oklahoma		579,826

Georgia - 2.6%
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	539,570

Colorado - 2.3%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	214,236
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[1]	200,000	160,817
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	103,137
Total Colorado		478,190

Washington - 2.0%
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	206,719
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	201,933
Total Washington		408,652

Arkansas - 1.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	335,106

West Virginia - 1.5%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	307,343

New Mexico - 1.3%
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	245,000	264,760
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	10,000	10,002
Total New Mexico		274,762

Alaska - 1.3%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	264,971

South Carolina - 1.0%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	212,238

Ohio - 1.0%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	203,984

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	201,706

Connecticut - 0.9%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	240,706	186,325

Massachusetts - 0.8%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	163,428

Kansas - 0.5%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	103,449

Iowa - 0.5%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[3]	100,000	102,847

Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 211

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
MUNICIPAL INCOME FUND

	Face Amount	Value
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	$5,000	$5,114
Total Municipal Bonds
(Cost $21,583,878)		20,224,630

Total Investments - 96.8%
(Cost $21,583,878)		$20,224,630
Other Assets & Liabilities, net - 3.2%		669,365
Total Net Assets - 100.0%		$20,893,995

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.67%	Quarterly	09/27/51	$2,550,000	$880,159	$(725)	$880,884
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	10/20/28	2,600,000	137,744	252	137,492
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.98%	Annually	10/11/25	2,700,000	31,060	50	31,010
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	05/24/53	400,000	4,506	106	4,400
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.28%	Annually	09/23/34	400,000	1,811	303	1,508
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.31%	Annually	11/06/33	200,000	(15,613)	56	(15,669)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	11/20/33	1,500,000	(93,467)	285	(93,752)
								$946,200	$327	$945,873

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Zero coupon rate security.
[2]	Security is a step up/down bond with a 5.20% coupon rate until 10/01/2037.
[3]	The rate is adjusted periodically by the issuer, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
BofA — Bank of America
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

212 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
MUNICIPAL INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Municipal Bonds	$—	$20,224,630	$—	$20,224,630
Interest Rate Swap Agreements**	—	1,055,294	—	1,055,294
Total Assets	$—	$21,279,924	$—	$21,279,924

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$109,421	$—	$109,421

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 213

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $21,583,878)	$20,224,630
Cash	223,332
Segregated cash with broker	289,174
Unamortized upfront premiums paid on interest rate swap agreements	1,052
Prepaid expenses	29,507
Receivables:
Interest	190,841
Investment Adviser	37,564
Swap settlement	13,431
Securities sold	11,234
Fund shares sold	2,907
Total assets	21,023,672
Liabilities:
Unamortized upfront premiums received on interest rate swap agreements	725
Payable for:
Professional fees	40,276
Fund shares redeemed	24,139
Securities purchased	15,180
Printing fees	12,452
Transfer agent/maintenance fees	9,332
Pricing fees	8,628
Distributions to shareholders	6,085
Fund accounting/administration fees	3,857
Distribution and service fees	3,741
Variation margin on interest rate swap agreements	820
Trustees’ fees*	685
Miscellaneous	3,757
Total liabilities	129,677
Net assets	$20,893,995
Net assets consist of:
Paid in capital	$27,408,851
Total distributable earnings (loss)	(6,514,856)
Net assets	$20,893,995
Class A:
Net assets	$16,540,951
Capital shares outstanding	1,429,288
Net asset value per share	$11.57
Maximum offering price per share (Net asset value divided by 96.00%)	$12.05
Class C:
Net assets	$621,091
Capital shares outstanding	53,705
Net asset value per share	$11.56
Class P:
Net assets	$125,496
Capital shares outstanding	10,849
Net asset value per share	$11.57
Institutional Class:
Net assets	$3,606,457
Capital shares outstanding	311,553
Net asset value per share	$11.58

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Interest	$977,291
Total investment income	977,291

Expenses:
Management fees	135,565
Distribution and service fees:
Class A	51,081
Class C	8,175
Class P	309
Transfer agent/maintenance fees:
Class A	25,695
Class C	1,565
Class P	408
Institutional Class	13,626
Registration fees	75,721
Professional fees	50,243
Fund accounting/administration fees	19,532
Trustees’ fees*	13,390
Custodian fees	6,707
Line of credit fees	2,537
Interest expense	575
Miscellaneous	22,823
Total expenses	427,952
Less: Expenses reimbursed by Adviser:
Class A	(67,301)
Class C	(3,330)
Class P	(705)
Institutional Class	(23,392)
Expenses waived by Adviser	(128,376)
Earnings credits applied	(1,120)
Total waived/reimbursed expenses	(224,224)
Net expenses	203,728
Net investment income	773,563

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,847,521)
Swap agreements	(210,660)
Net realized loss	(5,058,181)
Net change in unrealized appreciation (depreciation) on:
Investments	8,307,605
Swap agreements	(457,977)
Net change in unrealized appreciation (depreciation)	7,849,628
Net realized and unrealized gain	2,791,447
Net increase in net assets resulting from operations	$3,565,010

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

214 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$773,563	$1,080,466
Net realized loss on investments	(5,058,181)	(788,039)
Net change in unrealized appreciation (depreciation) on investments	7,849,628	804,518
Net increase in net assets resulting from operations	3,565,010	1,096,945

Distributions to shareholders:
Class A	(679,675)	(1,453,969)
Class C	(21,144)	(31,189)
Class P	(4,067)	(4,574)
Institutional Class	(205,499)	(364,176)
Return of capital
Class A	(17,975)	—
Class C	(559)	—
Class P	(108)	—
Institutional Class	(5,435)	—
Total distributions to shareholders	(934,462)	(1,853,908)

Capital share transactions:
Proceeds from sale of shares
Class A	1,462,458	3,606,381
Class C	149,213	346,333
Class P	22,902	846,126
Institutional Class	2,197,008	12,725,440
Distributions reinvested
Class A	604,053	1,328,775
Class C	20,639	30,159
Class P	4,160	4,569
Institutional Class	207,496	359,627
Cost of shares redeemed
Class A	(16,349,357)	(19,006,404)
Class C	(457,748)	(581,224)
Class P	(24,620)	(867,839)
Institutional Class	(10,268,568)	(6,514,995)
Net decrease from capital share transactions	(22,432,364)	(7,723,052)
Net decrease in net assets	(19,801,816)	(8,480,015)

Net assets:
Beginning of year	40,695,811	49,175,826
End of year	$20,893,995	$40,695,811

Capital share activity:
Shares sold
Class A	129,161	316,903
Class C	13,502	30,364
Class P	2,007	75,140
Institutional Class	195,626	1,120,796
Shares issued from reinvestment of distributions
Class A	53,576	117,206
Class C	1,828	2,659
Class P	368	404
Institutional Class	18,440	31,729
Shares redeemed
Class A	(1,437,356)	(1,700,924)
Class C	(40,338)	(51,290)
Class P	(2,156)	(76,692)
Institutional Class	(907,439)	(569,408)
Net decrease in shares	(1,972,781)	(703,113)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 215

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.77	$10.97	$13.46	$13.23	$13.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.32	.23	.23	.25	.26
Net gain (loss) on investments (realized and unrealized)	.86	(.04)	(2.44)	.23	.11
Total from investment operations	1.18	.19	(2.21)	.48	.37
Less distributions from:
Net investment income	(.36)	(.25)	(.22)	(.23)	(.26)
Net realized gains	—	(.14)	(.06)	(.02)	—
Return of capital	(.02)	—	—	—	—
Total distributions	(.38)	(.39)	(.28)	(.25)	(.26)
Net asset value, end of period	$11.57	$10.77	$10.97	$13.46	$13.23

Total Return[b]	11.10%	1.67%	(16.67%)	3.67%	2.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,541	$28,909	$43,354	$63,359	$62,583
Ratios to average net assets:
Net investment income (loss)	2.83%	2.06%	1.84%	1.82%	1.95%
Total expenses[c]	1.59%	1.20%	1.18%	1.17%	1.21%
Net expenses[d,e,f]	0.79%	0.78%	0.79%	0.80%	0.81%
Portfolio turnover rate	59%	11%	14%	22%	58%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.76	$10.96	$13.45	$13.22	$13.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.24	.15	.14	.15	.16
Net gain (loss) on investments (realized and unrealized)	.86	(.04)	(2.45)	.23	.11
Total from investment operations	1.10	.11	(2.31)	.38	.27
Less distributions from:
Net investment income	(.28)	(.17)	(.12)	(.13)	(.16)
Net realized gains	—	(.14)	(.06)	(.02)	—
Return of capital	(.02)	—	—	—	—
Total distributions	(.30)	(.31)	(.18)	(.15)	(.16)
Net asset value, end of period	$11.56	$10.76	$10.96	$13.45	$13.22

Total Return[b]	10.38%	0.91%	(17.23%)	2.91%	2.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$621	$847	$1,063	$1,769	$2,177
Ratios to average net assets:
Net investment income (loss)	2.10%	1.30%	1.08%	1.08%	1.23%
Total expenses[c]	2.42%	2.00%	1.97%	1.97%	1.97%
Net expenses[d,e,f]	1.54%	1.54%	1.54%	1.55%	1.56%
Portfolio turnover rate	59%	11%	14%	22%	58%

216 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.76	$10.97	$13.45	$13.22	$13.13
Income (loss) from investment operations:
Net investment income (loss)[a]	.32	.23	.23	.25	.26
Net gain (loss) on investments (realized and unrealized)	.87	(.05)	(2.43)	.23	.09
Total from investment operations	1.19	.18	(2.20)	.48	.35
Less distributions from:
Net investment income	(.36)	(.25)	(.22)	(.23)	(.26)
Net realized gains	—	(.14)	(.06)	(.02)	—
Return of capital	(.02)	—	—	—	—
Total distributions	(.38)	(.39)	(.28)	(.25)	(.26)
Net asset value, end of period	$11.57	$10.76	$10.97	$13.45	$13.22

Total Return	11.20%	1.58%	(16.61%)	3.67%	2.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125	$114	$129	$220	$202
Ratios to average net assets:
Net investment income (loss)	2.84%	2.04%	1.81%	1.83%	1.96%
Total expenses[c]	1.84%	1.51%	1.47%	1.38%	1.40%
Net expenses[d,e,f]	0.78%	0.78%	0.79%	0.80%	0.81%
Portfolio turnover rate	59%	11%	14%	22%	58%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 217

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.77	$10.97	$13.46	$13.23	$13.13
Income (loss) from investment operations:
Net investment income (loss)[a]	.34	.26	.26	.28	.29
Net gain (loss) on investments (realized and unrealized)	.88	(.03)	(2.44)	.24	.10
Total from investment operations	1.22	.23	(2.18)	.52	.39
Less distributions from:
Net investment income	(.39)	(.29)	(.25)	(.27)	(.29)
Net realized gains	—	(.14)	(.06)	(.02)	—
Return of capital	(.02)	—	—	—	—
Total distributions	(.41)	(.43)	(.31)	(.29)	(.29)
Net asset value, end of period	$11.58	$10.77	$10.97	$13.46	$13.23

Total Return	11.48%	1.93%	(16.46%)	3.93%	3.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,606	$10,826	$4,629	$12,772	$13,406
Ratios to average net assets:
Net investment income (loss)	3.06%	2.30%	2.04%	2.08%	2.23%
Total expenses[c]	1.41%	0.96%	0.98%	0.96%	1.00%
Net expenses[d,e,f]	0.54%	0.53%	0.54%	0.55%	0.56%
Portfolio turnover rate	59%	11%	14%	22%	58%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.00%*	0.02%	—	0.00%*
Class C	—	0.01%	0.01%	—	0.00%*
Class P	—	0.00%*	0.01%	—	0.00%*
Institutional Class	—	0.00%*	0.01%	—	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.77%	0.77%	0.78%	0.79%	0.80%
Class C	1.52%	1.53%	1.53%	1.54%	1.55%
Class P	0.77%	0.77%	0.78%	0.79%	0.80%
Institutional Class	0.52%	0.52%	0.53%	0.54%	0.55%

218 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
TOTAL RETURN BOND FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	44,094	$88,628
YAK BLOCKER 2 LLC*,†††	40,754	81,916
API Heat Transfer Intermediate*,†††	31	44,404
BP Holdco LLC*,†††,1	532	645
Vector Phoenix Holdings, LP*,†††	532	11
Total Industrial		215,604

Communications - 0.0%
Vacasa, Inc. — Class A*	18,219	51,195

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	932

Total Common Stocks
(Cost $3,668,341)		267,731

PREFERRED STOCKS†† - 2.6%
Financial - 2.4%
Markel Group, Inc.
6.00%	72,131,000	72,053,091
Citigroup, Inc.
3.88%	31,175,000	30,005,211
4.00%	26,571,000	26,014,452
7.63%	14,300,000	15,277,748
Wells Fargo & Co.
3.90%	66,688,000	64,814,454
7.63%	4,100,000	4,465,039
Equitable Holdings, Inc.
4.95%	68,525,000	67,874,341
Charles Schwab Corp.
4.00%	73,673,000	65,885,175
Bank of New York Mellon Corp.
3.75%	65,200,000	61,537,794
Goldman Sachs Group, Inc.
7.50%	25,300,000	26,817,241
3.80%	25,830,000	24,857,953
3.65%	2,450,000	2,322,434
MetLife, Inc.
3.85%	53,467,000	52,603,834
JPMorgan Chase & Co.
3.65%	37,412,000	36,193,933
Bank of America Corp.
4.38%	27,700,000	26,814,326
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4]	15,731,000	15,809,657
CNO Financial Group, Inc.
5.13% due 11/25/60	714,375	15,387,638
Jackson Financial, Inc.
8.00%	472,000	12,611,840
Selective Insurance Group, Inc.
4.60%	541,225	10,694,606
Depository Trust & Clearing Corp.
3.38%[4]	4,750,000	4,539,181
State Street Corp.
6.70%	2,645,000	2,740,186
First Republic Bank
4.25%*	2,368,525	947
4.50%*	276,775	111
Total Financial		639,321,192

Communications - 0.1%
AT&T Mobility II LLC
6.80%*,†††	47,000	48,103,090

Energy - 0.1%
Venture Global LNG, Inc.
9.00%*,4	21,555,000	21,848,771

Government - 0.0%
CoBank ACB
4.25%	3,300,000	3,170,471
Total Preferred Stocks
(Cost $796,008,213)		712,443,524

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	457
Pershing Square SPARC Holdings, Ltd.*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		845

EXCHANGE-TRADED FUNDS***,† - 0.7%
Vanguard Intermediate-Term Corporate Bond ETF	2,240,000	187,600,000
Total Exchange-Traded Funds
(Cost $184,990,400)		187,600,000

MUTUAL FUNDS† - 0.8%
Guggenheim Limited Duration Fund — Class R6[1]	5,348,707	131,524,706
Guggenheim Strategy Fund II1	1,238,408	30,712,524
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,020,042	30,260,817
Guggenheim Strategy Fund III[1]	665,925	16,574,884
Total Mutual Funds
(Cost $204,111,673)		209,072,931

MONEY MARKET FUNDS***,† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[5]	717,742,897	717,742,897
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[5]	59,338,504	59,338,504
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[5]	24,478,723	24,478,723
Total Money Market Funds
(Cost $801,560,124)		801,560,124

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 219

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.6%
Government Agency - 21.1%
Uniform MBS 30 Year
due 12/01/24[15]	614,506,081	$614,244,301
due 12/01/24[15]	486,030,000	436,532,705
due 01/01/25[15]	420,939,550	413,794,101
due 12/01/24[15]	254,365,450	250,103,557
due 12/01/24[15]	199,940,000	172,678,381
due 11/01/24[15]	164,090,919	163,990,988
due 12/01/24[15]	192,250,000	159,379,756
due 11/01/24[15]	121,258,969	122,687,400
Fannie Mae
5.00% due 05/01/53	216,181,755	216,456,066
6.00% due 09/01/54	190,764,615	196,677,401
3.00% due 05/01/52	216,897,643	194,691,990
5.50% due 05/01/53	178,506,152	180,664,568
5.50% due 09/01/54	164,592,773	167,350,338
5.50% due 06/01/54	155,624,346	157,444,886
5.50% due 06/01/53	149,910,065	151,915,929
5.00% due 04/01/53	111,570,357	111,634,208
5.00% due 08/01/53	78,586,590	78,627,523
5.00% due 06/01/53	26,839,413	26,841,427
due 12/25/43[6,12]	9,226,582	7,082,295
3.05% due 03/01/50	5,762,276	4,846,848
2.51% due 10/01/46	5,369,290	4,321,991
2.49% due 12/01/39	4,065,878	3,326,835
4.24% due 08/01/48	3,347,742	3,193,711
2.54% due 12/01/39	3,547,642	2,908,041
3.00% due 01/01/52	2,761,109	2,485,286
3.42% due 10/01/47	2,619,326	2,364,672
3.26% due 11/01/46	2,247,004	1,996,529
2.69% due 02/01/52	2,397,097	1,897,892
2.49% due 09/01/51	2,429,242	1,854,359
2.62% due 12/01/51	2,240,043	1,752,373
2.93% due 03/01/52	2,006,611	1,655,092
3.46% due 08/01/49	1,598,967	1,429,115
2.51% due 07/01/50	1,714,062	1,353,678
2.43% due 12/01/51	1,900,000	1,304,705
3.74% due 02/01/48	1,190,004	1,103,174
4.05% due 09/01/48	1,102,842	1,053,360
2.32% due 07/01/50	1,312,412	1,009,319
3.96% due 06/01/49	916,606	850,529
3.00% due 05/01/52	893,278	810,233
3.60% due 10/01/47	877,840	799,752
2.65% due 12/01/51	960,335	753,009
2.34% due 03/01/51	842,420	648,711
3.91% due 07/01/49	643,432	590,540
3.18% due 09/01/42	618,030	538,302
2.56% due 05/01/39	581,386	469,549
2.51% due 02/01/48	556,954	444,610
3.00% due 07/01/46	425,037	387,784
3.51% due 11/01/47	353,931	321,742
4.33% due 09/01/48	317,189	312,206
3.50% due 10/01/45	320,765	304,567
4.22% due 04/01/49	313,237	294,747
3.77% due 08/01/45	282,889	256,425
4.23% due 07/01/39	264,598	252,375
2.00% due 02/25/52	379,704	237,205
5.00% due 12/01/44	217,484	221,638
4.50% due 04/01/48	217,981	216,255
3.50% due 11/01/47	226,205	213,461
3.00% due 03/01/52	223,411	201,867
3.50% due 12/01/45	187,676	177,260
3.50% due 08/01/43	183,453	175,158
3.95% due 06/01/49	186,123	172,367
2.50% due 01/25/52	257,062	171,386
3.18% due 08/01/42	177,049	154,193
4.00% due 10/01/45	121,043	118,224
2.06% due 09/01/36	140,000	109,666
5.00% due 05/01/44	103,673	105,653
2.34% due 09/01/39	122,670	97,057
2.50% due 11/25/50	139,907	86,608
5.00% due 04/01/44	68,857	69,527
2.00% due 10/25/51	101,931	55,723
2.28% due 01/01/51	66,859	51,351
3.50% due 06/01/46	12,299	11,606
Freddie Mac
6.00% due 08/01/54	255,010,823	263,191,856
5.50% due 09/01/53	192,924,093	197,854,106
5.50% due 06/01/54	184,582,748	186,732,559
5.50% due 06/01/53	164,408,909	166,796,417
5.00% due 04/01/53	111,272,878	111,330,834
6.00% due 09/01/54	103,289,475	106,422,016
5.50% due 09/01/54	102,158,168	104,167,394
5.00% due 03/01/53	66,930,223	66,980,811
5.50% due 02/01/53	12,345,624	12,578,076
5.00% due 08/01/53	8,737,236	8,810,473
1.96% due 05/01/50	1,500,541	1,092,262
5.00% due 09/01/52	961,327	979,611
3.00% due 08/01/46	452,924	414,773
4.50% due 06/01/48	193,927	193,404
3.50% due 12/01/45	170,901	161,450
4.00% due 11/01/45	152,439	149,007
2.00% due 10/25/51	254,828	139,432
4.00% due 08/01/45	137,602	134,503
4.00% due 09/01/45	128,563	125,668
2.00% due 09/25/51	169,105	88,761
2.50% due 02/25/52	138,952	87,633
4.00% due 05/25/52	81,000	69,129
GNMA II 30Year TBA
due 10/21/24[15]	363,358,901	366,828,978
Ginnie Mae
due 12/01/24[15]	123,300,000	123,401,106
6.00% due 06/20/47	12,573,296	12,704,784
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,7	199,429,369	17,809,421
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	10,264,352	8,411,277
2.00% due 05/25/60	8,438,202	6,929,613
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	9,947,302	8,155,012

220 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Freddie Mac Multifamily Structured Pass Through Certificates
0.63% (WAC) due 12/25/24◊,7	36,598,080	$9,827
Total Government Agency		5,646,086,279

Residential Mortgage-Backed Securities - 9.4%
OBX Trust
2024-NQM5, 6.39% due 01/25/64[4,8]	20,281,443	20,520,679
2024-NQM6, 6.85% due 02/25/64[4,8]	17,260,640	17,609,348
2024-NQM5, 5.99% due 01/25/64[4,8]	16,414,029	16,627,861
2024-NQM4, 6.07% due 01/25/64[4,8]	15,305,769	15,536,415
2024-NQM7, 6.24% due 03/25/64[4,8]	13,435,998	13,667,992
2024-NQM6, 6.45% due 02/25/64[4,8]	13,185,275	13,474,152
2024-NQM9, 6.44% due 01/25/64[4,8]	12,248,493	12,430,973
2024-NQM8, 6.59% due 05/25/64[4,8]	10,483,746	10,660,489
2024-NQM6, 6.70% due 02/25/64[4,8]	10,306,800	10,506,786
2022-NQM9, 6.45% due 09/25/62[4,8,9]	10,186,027	10,264,138
2024-NQM5, 6.29% due 01/25/64[4,8]	10,118,237	10,245,280
2024-NQM7, 6.60% due 03/25/64[4,8]	9,724,656	9,883,880
2024-NQM8, 6.23% due 05/25/64[4,8]	9,204,549	9,363,100
2024-NQM11, 6.23% due 06/25/64[4,8]	8,922,525	9,018,784
2024-NQM10, 6.33% due 05/25/64[4,8]	8,322,276	8,448,895
2024-NQM4, 6.32% due 01/25/64[4,8]	8,340,269	8,434,125
2024-NQM8, 6.44% due 05/25/64[4,8]	7,835,668	7,961,499
2024-NQM11, 6.13% due 06/25/64[4,8]	6,837,370	6,922,741
2024-NQM7, 6.45% due 03/25/64[4,8]	6,764,978	6,870,340
2024-NQM3, 6.13% due 12/25/63[4,8]	6,263,277	6,362,700
2024-NQM11, 5.88% due 06/25/64[4,8]	5,819,038	5,886,542
2024-NQM13, 5.37% due 06/25/64[4,8]	5,769,056	5,787,585
2023-NQM2, 6.32% due 01/25/62[4,8]	5,268,053	5,321,214
2023-NQM9, 7.66% due 10/25/63[4,8]	5,136,040	5,271,505
2024-NQM3, 6.33% due 12/25/63[4,8]	5,190,798	5,256,046
2024-NQM4, 6.22% due 01/25/64[4,8]	3,849,355	3,892,806
2024-NQM2, 6.18% due 12/25/63[8,9]	3,560,407	3,591,858
2024-NQM9, 6.28% due 01/25/64[8,9]	3,429,616	3,477,955
2022-NQM8, 6.10% due 09/25/62[8,9]	3,384,869	3,389,267
2023-NQM2, 6.72% due 01/25/62[8,9]	3,064,386	3,093,873
2024-NQM12, 5.83% due 07/25/64[8,9]	3,056,931	3,076,339
2024-NQM3, 6.43% due 12/25/63[8,9]	1,630,168	1,648,994
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,8]	78,322,201	77,731,182
2023-NQM2, 4.50% due 05/25/62[4,8,9]	28,382,934	28,119,460
2024-NQM3, 6.19% due 03/25/64[4,8]	12,953,363	13,148,543
2021-HE1, 6.78% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,489,562
2024-NQM1, 6.40% due 12/01/63[4,8]	6,665,149	6,737,274
2024-NQM3, 6.50% due 03/25/64[4,8]	5,981,935	6,066,356
2023-NQM6, 7.06% due 09/25/63[4,8]	5,701,458	5,801,788
2023-NQM5, 7.01% due 06/25/63[8,9]	3,608,168	3,664,891
2024-NQM3, 6.39% due 03/25/64[8,9]	2,193,976	2,224,942
PRPM LLC
2021-5, 4.79% due 06/25/26[4,8]	49,365,023	49,146,825
2021-8, 4.74% (WAC) due 09/25/26◊,4	25,438,029	25,293,604
2024-RPL2, 3.50% due 05/25/54[4]	24,527,532	23,716,262
2024-4, 6.41% due 08/25/29[4,8]	14,112,739	14,197,256
2022-1, 3.72% due 02/25/27[4,8]	9,553,312	9,471,706
2024-5, due 09/25/29[4,8]	7,750,000	7,752,015
2023-RCF1, 4.00% due 06/25/53[4,8]	4,106,975	4,039,542
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[4,8]	29,639,630	30,186,366
2023-1, 4.75% due 09/26/67[4,8]	20,850,263	20,679,854
2023-2, 4.65% due 10/25/67[4,8]	20,297,391	20,127,748
2024-2, 5.99% due 01/25/69[4,8]	18,110,575	18,365,822
2024-4, 6.50% due 01/25/69[4,8]	9,130,265	9,249,156
2024-2, 6.19% due 01/25/69[4,8]	8,874,182	9,017,684
2024-2, 6.25% due 01/25/69[4,8]	8,185,075	8,289,549
2024-3, 4.80% due 11/26/68[4,8,9]	7,567,044	7,522,215
2024-4, 6.40% due 01/25/69[4,8]	4,497,668	4,564,610
CSMC Trust
2021-RPL4, 4.06% (WAC) due 12/27/60◊,4	57,663,720	57,460,553
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	48,421,090	48,265,407
2021-RPL1, 4.07% (WAC) due 09/27/60◊,4	22,224,320	22,145,946
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,4	94,105,599	87,452,878
2021-13, 2.50% (WAC) due 04/25/52◊,4	41,997,490	39,033,274
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,4	41,202,174	42,183,704
2024-HE4, 5.06% (WAC) due 09/25/54◊,4	21,546,000	21,633,263
2024-HE1, 6.17% (WAC) due 03/25/54◊,4	15,836,293	16,122,921
2024-HE3, 5.94% (WAC) due 07/25/54◊,4	12,381,660	12,645,152
2024-HE3, 6.13% (WAC) due 07/25/54◊,4	5,143,151	5,229,497
2024-HE3, 6.23% (WAC) due 07/25/54◊,9	2,666,819	2,707,287
Legacy Mortgage Asset Trust
2021-GS2, 4.75% due 04/25/61[4,8]	33,044,153	33,279,342
2021-GS3, 4.75% due 07/25/61[4,8]	31,196,527	30,961,455
2021-GS5, 2.25% due 07/25/67[4,8]	20,742,403	20,583,885
2021-GS4, 4.65% due 11/25/60[4,8]	4,540,373	4,539,665
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[4,8]	35,930,585	36,761,731
2024-2, 6.13% due 04/25/69[4,8]	11,958,439	12,108,283
2023-3, 7.58% due 09/25/68[4,8]	8,087,541	8,289,883
2023-4, 7.62% due 10/25/68[4,8]	5,019,273	5,153,377
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	5,143,212
2024-2, 6.33% due 04/25/69[4,8]	4,926,698	4,988,299
2024-2, 6.43% due 04/25/69[4,8]	4,568,392	4,625,507
2024-1, 6.14% due 02/25/69[4,8]	4,123,295	4,166,009
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,8]	20,624,644	20,606,977
2023-NQM3, 6.89% due 08/25/68[4,8]	16,954,519	17,276,101
2024-NQM2, 6.44% due 06/25/59[4,8]	12,468,719	12,656,210
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	10,545,692	10,071,780
2023-NQM3, 7.34% due 08/25/68[4,8]	4,311,900	4,404,856
2024-NQM2, 6.09% due 06/25/59[8,9]	3,632,591	3,684,841
2024-NQM2, 6.54% due 06/25/59[8,9]	2,760,733	2,802,146
2023-NQM2, 6.24% due 11/25/67[8,9]	2,573,774	2,580,820
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	24,533,968	13,236,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 221

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-HE5, 5.73% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	25,667,108	$10,978,548
2006-HE6, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,455,783	7,688,653
2006-HE5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,559,238	6,359,378
2007-HE3, 5.08% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	10,403,807	5,233,484
2006-HE4, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,802,275	4,043,993
2006-HE5, 5.47% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,525,402	3,809,743
2007-HE2, 5.06% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	8,072,324	3,629,394
2007-HE2, 5.10% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	7,670,320	3,448,759
2007-HE2, 5.18% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	6,039,622	2,715,217
2007-NC3, 5.58% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	3,029,960	2,325,310
2007-HE6, 5.45% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,214,130	1,987,778
2007-HE3, 5.10% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,9	1,912,509	1,192,937
2006-HE6, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,846,508	975,583
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,8]	58,658,101	57,565,295
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,4	58,769,754	54,134,595
Verus Securitization Trust
2023-7, 7.42% due 10/25/68[4,8]	16,417,439	16,803,880
2024-5, 6.65% due 06/25/69[4,8]	14,203,222	14,456,017
2022-8, 6.13% due 09/25/67[4,8,9]	13,209,539	13,211,389
2024-1, 6.12% due 01/25/69[8,9]	3,459,832	3,484,565
2023-2, 6.85% due 03/25/68[8,9]	3,166,945	3,202,592
2024-5, 6.45% due 06/25/69[8,9]	2,399,193	2,438,289
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,8]	53,199,210	53,102,319
Vista Point Securitization Trust
2024-CES2, 5.25% due 10/25/54[4,8]	42,400,000	42,429,510
2024-CES1, 6.68% due 05/25/54[4,8]	8,291,777	8,433,561
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[4,8]	52,050,000	48,053,393
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[4,8]	31,397,648	31,900,434
2024-CES4, 6.30% due 06/25/44[4,8]	6,527,431	6,638,954
2023-CES1, 6.52% (WAC) due 06/25/43◊,4	4,628,163	4,662,498
2023-CES2, 6.81% (WAC) due 09/25/43◊,4	4,011,073	4,075,514
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[4]	26,600,000	26,580,050
2024-NQM2, 5.42% due 09/25/64[4]	19,201,000	19,184,679
Top Pressure Recovery Turbines
7.51% due 11/01/69	44,427,157	44,827,001
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.10% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	57,585,283	35,923,007
2006-WMC4, 5.09% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	12,015,287	6,391,341
2006-WMC3, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,689,680	1,240,192
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	43,041,110	40,988,734
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[4,8]	15,604,119	15,603,316
2007-AMC1, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,4	19,684,132	10,738,263
2006-WF1, 4.93% due 03/25/36	13,147,056	6,520,041
2007-AMC3, 5.15% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,550,088	4,689,608
GSAMP Trust
2007-NC1, 5.65% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	23,926,868	12,490,454
2006-HE8, 5.43% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,575,416
2006-NC2, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	11,194,698	6,390,837
2007-NC1, 5.69% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,844,493	3,380,611
Alternative Loan Trust
2007-OA4, 5.31% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	13,556,683	11,812,841
2007-OH3, 5.55% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,912,356	5,382,251

222 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,796,129	$3,183,473
2007-OA7, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,112,428	1,995,466
2007-OH3, 5.41% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	587,709	555,545
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	11,688,081	10,952,657
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	11,489,471	10,841,976
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,4	21,294,500	21,519,035
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	21,864,966	21,012,012
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,4	19,091,149	19,643,017
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	19,315,202
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.58% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	14,117,180	13,241,429
2007-ASP1, 5.37% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	7,890,424	3,212,605
2007-WM2, 5.18% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 02/25/37◊	5,964,687	2,535,393
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	17,471,968	17,029,800
2007-1, 5.23% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,540,466	1,622,935
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[4,8]	9,650,000	9,626,454
2024-NQM3, 5.04% (WAC) due 07/25/69◊,4	9,000,000	8,978,580
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	121,208,469	17,495,764
IXIS Real Estate Capital Trust
2007-HE1, 5.50% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	31,454,536	7,412,450
2006-HE1, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,850,441	5,685,246
2007-HE1, 5.62% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	5,969,621	1,407,308
2007-HE1, 5.55% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,606,564	1,321,758
2007-HE1, 5.45% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,664,402	1,099,295
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 5.13% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	29,387,531	8,024,680
2007-BR2, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,4	8,920,178	7,598,722
2006-HE2, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,134,796	1,243,616
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.95% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	7,988,208	6,639,029
2006-AR10, 5.31% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	6,892,027	5,539,165
2006-AR9, 5.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,540,842	2,910,098
2006-7, 4.02% due 09/25/36	5,123,813	1,396,969
2006-8, 4.13% due 10/25/36	326,930	110,401
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	15,873,623	15,782,275
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	14,142,703	13,645,111
2006-BC4, 5.31% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,320,950	1,282,786
2006-BC6, 5.14% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	63,707	62,835
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.41%) due 01/25/37◊	31,726,568	14,736,870
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	8,453,580	8,073,373
2020-1, 2.41% (WAC) due 02/25/50◊,4	6,502,754	6,215,236
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.49% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	30,714,279	8,949,355

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 223

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-HE6, 4.14% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,435,526	$3,644,479
American Home Mortgage Assets Trust
2007-5, 5.35% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	8,366,419	7,424,179
2006-4, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,494,968	3,510,467
2006-6, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,922,784	1,626,566
LSTAR Securities Investment Ltd.
2024-1, 8.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	11,782,368	11,741,031
RALI Series Trust
2007-QO4, 5.35% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,622,473	3,260,142
2006-QO2, 5.41% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	2,929,676
2007-QO2, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,409,529	2,536,617
2006-QO6, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,099,293
2006-QO2, 5.51% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	965,980
2007-QO3, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	760,844	671,484
2006-QO2, 5.65% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	203,716
Ameriquest Mortgage Securities Trust
2006-M3, 5.13% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	26,025,058	7,668,565
2006-M3, 5.07% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,932,272	3,221,320
ABFC Trust
2007-WMC1, 6.64% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	14,034,999	10,129,396
Master Asset-Backed Securities Trust
2006-WMC4, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,293,196	3,367,923
2006-NC2, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,329,395	2,774,350
2006-WMC3, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,526,551	1,960,058
2007-WMC1, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,685,254	1,626,045
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,753,426	5,317,574
2006-12, 5.46% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	4,230,991	3,743,888
Fremont Home Loan Trust
2006-E, 5.51% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	11,140,808	5,071,851
2006-D, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	10,003,529	3,510,292
First Franklin Mortgage Loan Trust
2006-FF16, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	19,278,673	7,947,856
First NLC Trust
2005-4, 5.75% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	6,174,271	6,042,799
2005-1, 2.78% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,960,367	1,734,679
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[4,8]	7,757,735	7,516,745
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 5.85% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,619,731	5,388,673
2007-A1, 5.69% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	7,060,913	2,042,555
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.73% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	9,106,855	7,252,310
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	7,543,666	7,231,108
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	6,990,108	6,898,331

224 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Long Beach Mortgage Loan Trust
2006-8, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	14,122,856	$3,905,204
2006-6, 5.47% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,406,273	1,736,931
2006-8, 5.15% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,769,127	1,036,680
Option One Mortgage Loan Trust
2007-5, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,547,035	3,948,298
2007-2, 5.22% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,665,640	2,331,992
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.93% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	6,392,023	6,238,631
Cross Mortgage Trust
2024-H5, 6.16% due 08/26/69[4,8]	5,856,960	5,894,521
Towd Point Mortgage Trust
2023-CES1, 6.75% (WAC) due 07/25/63◊,4	5,471,851	5,544,171
Lehman XS Trust Series
2007-2N, 5.15% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,305,645	3,919,519
2007-15N, 5.47% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	1,108,921	1,066,641
2006-10N, 5.39% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	270,388	241,799
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.12% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	16,065,057	5,218,726
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.14% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,507,493	3,313,676
2007-HE4, 5.22% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,187,458	1,904,847
CWABS Asset-Backed Certificates Trust
2006-12, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,503,849	5,092,447
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.93% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,093,357	3,364,082
2006-AR13, 6.00% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,303,010	1,108,145
2006-AR11, 6.04% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	566,932	494,676
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	9,172,215	3,163,000
2007-OA2, 5.89% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,967,135	1,731,952
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.34% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	4,835,570	4,599,276
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	4,372,091	4,330,515
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	238,728	237,868
GSAA Home Equity Trust
2006-5, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	11,972,408	3,951,989
2007-7, 5.51% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	110,777	104,247
Impac Secured Assets CMN Owner Trust
2005-2, 5.89% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	3,907,841	3,542,341
GSAA Trust
2007-3, 5.31% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,480,341	2,872,167
ASG Resecuritization Trust
2010-3, 4.91% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,9	1,915,429	1,812,712
C-BASS Mortgage Loan Trust
2007-CB2, 3.55% due 02/25/37	2,456,513	1,489,756
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 5.29% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,157,473	1,408,206
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.55% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,447,727	1,400,244
Countrywide Asset-Backed Certificates
2005-15, 3.39% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	628,621	614,436

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 225

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Structured Asset Investment Loan Trust
2004-BNC2, 6.17% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	254,921	$252,414
2006-3, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	184,075	174,372
Alliance Bancorp Trust
2007-OA1, 5.45% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	485,314	417,181
Impac Secured Assets Trust
2006-2, 5.31% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	437,048	405,626
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,9	390,860	380,758
Nomura Resecuritization Trust
2015-4R, 2.71% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,9	370,488	356,673
Morgan Stanley Re-REMIC Trust
2010-R5, 5.31% due 06/26/36[9]	89,654	83,657
GreenPoint Mortgage Funding Trust
2006-AR1, 5.55% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	85,044	73,728
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	12,138	12,100
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[9]	34	33
Total Residential Mortgage-Backed Securities		2,511,343,930

Commercial Mortgage-Backed Securities - 1.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	59,599,625
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	51,447,500
2024-AIRC, 6.79% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,4	15,850,000	15,869,813
2024-AIRC, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,4	11,400,000	11,414,250
2024-AIR2, 6.59% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 10/15/41◊,4	10,000,000	10,000,000
2022-LP2, 7.06% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	4,783,184	4,744,321
2024-AIR2, 6.89% (1 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 10/15/41◊,4	3,800,000	3,797,625
BX Trust
2024-VLT4, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,4	20,650,000	20,598,375
2024-VLT4, 7.04% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,4	17,150,000	17,150,000
SMRT
2022-MINI, 7.05% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	31,913,638
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.30% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	12,621,829
2016-JP3, 3.56% (WAC) due 08/15/49◊	10,290,000	8,502,485
2021-NYAH, 7.65% (1 Month Term SOFR + 2.55%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	6,783,072
2016-JP3, 1.46% (WAC) due 08/15/49◊,7	51,370,402	965,805
Life Mortgage Trust
2021-BMR, 7.56% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,4	15,466,117	14,889,933
2021-BMR, 6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,4	4,163,955	4,039,861
Extended Stay America Trust
2021-ESH, 7.46% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,4	11,137,942	11,159,463
2021-ESH, 6.91% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,4	5,747,178	5,734,606
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,7	215,519,527	5,365,229
2019-GC41, 1.16% (WAC) due 08/10/56◊,7	96,297,570	3,505,443
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	693,213
2016-P4, 2.05% (WAC) due 07/10/49◊,7	27,693,953	637,479
2016-C2, 1.80% (WAC) due 08/10/49◊,7	29,776,360	615,230
2016-P5, 1.52% (WAC) due 10/10/49◊,7	24,468,605	463,790
2016-GC37, 1.81% (WAC) due 04/10/49◊,7	18,785,828	292,172
2016-C3, 1.05% (WAC) due 11/15/49◊,7	8,935,889	131,191
2015-GC35, 0.86% (WAC) due 11/10/48◊,7	27,465,058	130,058
2015-GC29, 1.15% (WAC) due 04/10/48◊,7	17,514,908	32,303
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	5,350,000	5,109,423
2020-DUNE, 6.72% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,727,412

226 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2020-DUNE, 7.27% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	$989,533
BENCHMARK Mortgage Trust
2020-IG3, 3.23% (WAC) due 09/15/48◊,4	5,232,000	3,219,059
2019-B14, 0.89% (WAC) due 12/15/62◊,7	107,526,356	2,434,063
2018-B2, 0.59% (WAC) due 02/15/51◊,7	91,099,138	1,043,914
2018-B6, 4.74% (WAC) due 10/10/51◊	750,000	705,823
2018-B6, 0.55% (WAC) due 10/10/51◊,7	58,412,311	607,955
GS Mortgage Securities Trust
2020-GC45, 0.77% (WAC) due 02/13/53◊,7	151,116,168	3,924,170
2019-GC42, 0.93% (WAC) due 09/10/52◊,7	64,803,810	2,038,002
2017-GS6, 1.15% (WAC) due 05/10/50◊,7	40,051,724	816,366
2017-GS6, 3.87% due 05/10/50	521,000	456,048
2015-GC28, 1.06% (WAC) due 02/10/48◊,7	6,854,063	1,843
DBGS Mortgage Trust
2018-C1, 4.80% (WAC) due 10/15/51◊	7,588,000	7,117,525
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,404,684
2017-C7, 0.96% (WAC) due 10/15/50◊,7	112,780,037	2,242,924
2016-C4, 0.83% (WAC) due 12/15/49◊,7	71,699,891	818,304
2016-C2, 1.63% (WAC) due 06/15/49◊,7	22,633,738	361,210
2017-C5, 1.02% (WAC) due 03/15/50◊,7	7,226,173	103,211
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.06% (WAC) due 07/15/50◊,7	62,007,384	1,184,180
2017-C42, 1.00% (WAC) due 12/15/50◊,7	32,965,058	749,174
2017-RB1, 1.35% (WAC) due 03/15/50◊,7	32,403,181	726,259
2016-BNK1, 1.85% (WAC) due 08/15/49◊,7	33,635,464	709,950
2016-C35, 2.03% (WAC) due 07/15/48◊,7	20,771,306	484,518
2017-RC1, 1.54% (WAC) due 01/15/60◊,7	16,011,483	424,336
2016-NXS5, 1.56% (WAC) due 01/15/59◊,7	19,596,266	262,382
2015-NXS4, 1.15% (WAC) due 12/15/48◊,7	35,523,729	256,037
2015-P2, 1.08% (WAC) due 12/15/48◊,7	21,304,926	160,739
2016-C37, 0.92% (WAC) due 12/15/49◊,7	10,141,938	129,801
2015-C30, 1.01% (WAC) due 09/15/58◊,7	27,122,112	119,568
2015-NXS1, 1.12% (WAC) due 05/15/48◊,7	6,776,995	4,361
BMP Trust
2024-MF23, 6.74% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,4	4,900,000	4,884,687
BANK
2020-BN25, 0.53% (WAC) due 01/15/63◊,7	140,000,000	2,872,884
2017-BNK6, 0.90% (WAC) due 07/15/60◊,7	33,732,816	589,609
2017-BNK4, 1.49% (WAC) due 05/15/50◊,7	10,462,750	286,307
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,7	194,936,377	2,653,182
2015-CR26, 1.04% (WAC) due 10/10/48◊,7	73,271,754	307,617
2015-CR27, 1.05% (WAC) due 10/10/48◊,7	24,411,268	134,394
2015-CR24, 0.83% (WAC) due 08/10/48◊,7	36,803,452	107,915
2015-CR23, 0.96% (WAC) due 05/10/48◊,7	29,017,676	68,784
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,7	85,477,015	2,956,043
2016-C6, 2.02% (WAC) due 01/15/49◊,7	4,698,634	85,552
2015-C1, 0.87% (WAC) due 04/15/50◊,7	32,759,301	17,277
UBS Commercial Mortgage Trust
2017-C5, 1.21% (WAC) due 11/15/50◊,7	41,009,397	885,208
2017-C2, 1.21% (WAC) due 08/15/50◊,7	37,604,777	883,284
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,7	56,286,920	1,393,552
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due 11/13/50◊,7	39,763,164	716,401
2016-CD1, 1.48% (WAC) due 08/10/49◊,7	27,878,311	414,272
2016-CD2, 0.69% (WAC) due 11/10/49◊,7	29,254,417	214,060
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,7	24,918,179	609,078
2017-CD3, 1.10% (WAC) due 02/10/50◊,7	30,975,240	562,929
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50◊,7	57,894,775	980,575
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.16% (WAC) due 07/15/50◊,7	46,645,548	862,854
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,7	20,779,466	376,268
2016-UB10, 1.88% (WAC) due 07/15/49◊,7	1,510,782	25,193
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,7	17,196,533	338,880
CFCRE Commercial Mortgage Trust
2016-C3, 1.11% (WAC) due 01/10/48◊,7	38,381,304	309,215
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.00% (WAC) due 12/15/47◊,7	59,509,626	242,157
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49◊	275,000	237,798
SG Commercial Mortgage Securities Trust
2016-C5, 1.98% (WAC) due 10/10/48◊,7	4,454,046	99,307
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.23% (WAC) due 02/15/48◊,7	56,599,510	1,585
Total Commercial Mortgage-Backed Securities		370,547,950

Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,4	109,369,968	101,204,590
2015-R1, 4.45% (WAC) due 11/25/52◊,4	20,425,138	19,210,147
2015-R1, 4.31% (WAC) due 10/25/52◊,4	13,068,560	11,608,564
2015-R1, 0.70% (WAC) due 11/25/55◊,4,7	164,349,092	10,290,357
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,364,692	11,473,940
2007-AETC, 5.75% due 02/10/52†††,4	7,029,738	6,389,891
2006-RILY, 5.82% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,658,600	4,456,002
2007-ROBS, 6.06% due 10/10/52†††,4	4,455,483	3,987,612
2007-AET2, 6.06% due 10/10/52†††,4	2,927,000	2,928,375
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,143,479	19,303,362
2005-DRUM, 5.47% due 05/10/50†††,4	4,271,975	3,931,798
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,133,050
Total Military Housing		196,917,688

Total Collateralized Mortgage Obligations
(Cost $8,927,067,187)		8,724,895,847

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 227

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
CORPORATE BONDS†† - 26.2%
Financial - 12.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	101,800,000	$87,264,996
3.25% due 11/15/30	55,930,000	49,185,961
Wilton RE Ltd.
6.00%[3,4,10]	92,239,000	85,219,965
CoStar Group, Inc.
2.80% due 07/15/30[4]	90,310,000	81,361,263
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	41,504,154
2.90% due 12/15/31	20,200,000	17,762,957
5.70% due 07/01/34	12,075,000	12,467,751
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	51,322,237
5.30% due 01/15/29	15,867,000	16,136,544
3.25% due 01/15/32	4,150,000	3,671,295
4.00% due 01/15/30	475,000	453,555
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	34,670,812
2.63% due 10/15/31	27,400,000	23,766,429
6.20% due 04/14/34	7,970,000	8,531,819
6.25% due 01/15/36	1,000,000	1,081,420
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	39,595,026
5.95% due 04/16/54[3,4]	13,950,000	14,568,296
2.90% due 09/16/51[3,4]	10,380,000	9,003,677
Reliance Standard Life Global Funding II
5.24% due 02/02/26[4]	62,487,000	62,784,789
Morgan Stanley
6.63% due 11/01/34[3]	31,480,000	35,605,312
5.94% due 02/07/39[3]	23,310,000	24,474,398
2.51% due 10/20/32[3]	1,200,000	1,047,476
Safehold GL Holdings LLC
2.80% due 06/15/31	30,247,000	26,552,957
2.85% due 01/15/32	27,008,000	23,341,876
6.10% due 04/01/34	10,480,000	11,075,412
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	31,950,376
3.25% due 07/15/27	30,100,000	28,507,267
First American Financial Corp.
4.00% due 05/15/30	40,891,000	38,840,053
2.40% due 08/15/31	11,875,000	9,971,736
5.45% due 09/30/34	8,270,000	8,231,950
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	74,981,000	50,304,858
4.13% due 12/15/51[3,4]	3,600,000	3,405,617
3.95% due 05/15/60[4]	4,064,000	2,993,352
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	56,035,743
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,712,000	31,861,517
5.50% due 11/15/25[4]	23,739,000	23,694,729
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	59,035,000	55,152,400
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,892,000	43,175,350
2.88% due 10/15/26[4]	11,869,000	11,395,156
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	35,662,000	34,141,719
7.95% due 06/15/33[4]	12,224,000	13,952,996
6.75% due 03/15/54[4]	4,956,000	5,273,250
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	38,112,007
5.63% due 08/16/32	13,100,000	13,572,631
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	27,462,149
2.87% due 01/14/33[3,4]	19,981,000	17,355,352
1.63% due 09/23/27[3,4]	4,125,000	3,901,109
LPL Holdings, Inc.
6.00% due 05/20/34	22,970,000	24,009,771
4.00% due 03/15/29[4]	15,257,000	14,602,764
4.38% due 05/15/31[4]	9,541,000	8,991,666
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	31,327,344
7.11% due 08/22/43†††	15,200,000	16,118,536
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	57,736,000	46,752,590
Lazard Group LLC
6.00% due 03/15/31	42,290,000	44,594,674
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	26,721,000
3.72% due 04/15/42†††	20,300,000	15,499,659
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,705,000	40,610,606
Brookfield Finance, Inc.
5.68% due 01/15/35	9,400,000	9,866,151
4.70% due 09/20/47	9,790,000	9,050,367
3.50% due 03/30/51	9,526,000	7,183,006
3.63% due 02/15/52	9,380,000	7,078,236
5.97% due 03/04/54	4,425,000	4,805,956
6.35% due 01/05/34	1,640,000	1,804,289
American National Group, Inc.
5.75% due 10/01/29	28,780,000	28,946,314
5.00% due 06/15/27	8,142,000	8,193,368
6.14% due 06/13/32[4]	2,000,000	1,989,383
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,650,000	37,699,636
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,900,000	36,017,602
CNO Financial Group, Inc.
6.45% due 06/15/34	23,390,000	24,725,962
5.25% due 05/30/29	11,125,000	11,259,567
Old Republic International Corp.
5.75% due 03/28/34	33,750,000	35,401,433
Nuveen LLC
5.85% due 04/15/34[4]	25,425,000	26,925,688
5.55% due 01/15/30[4]	8,075,000	8,455,599

228 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Ares Finance Company II LLC
3.25% due 06/15/30[4]	37,075,000	$34,601,669
Stewart Information Services Corp.
3.60% due 11/15/31	39,359,000	34,556,423
CBS Studio Center
8.10% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††	34,100,000	34,100,000
Fidelity National Financial, Inc.
3.40% due 06/15/30	33,216,000	30,933,684
2.45% due 03/15/31	2,540,000	2,201,538
National Australia Bank Ltd.
3.35% due 01/12/37[3,4]	14,550,000	12,967,384
2.99% due 05/21/31[4]	14,525,000	12,919,283
2.33% due 08/21/30[4]	7,498,000	6,532,430
OneMain Finance Corp.
7.13% due 03/15/26	18,872,000	19,266,710
7.50% due 05/15/31	8,250,000	8,492,319
3.88% due 09/15/28	2,270,000	2,105,469
7.13% due 11/15/31	1,125,000	1,138,516
TPG Operating Group II, LP
5.88% due 03/05/34	28,630,000	30,524,161
UBS Group AG
3.09% due 05/14/32[3,4]	33,400,000	30,118,559
Societe Generale S.A.
3.34% due 01/21/33[3,4]	21,150,000	18,590,314
6.07% due 01/19/35[3,4]	8,750,000	9,127,220
1.79% due 06/09/27[3,4]	1,630,000	1,548,536
Standard Chartered plc
4.64% due 04/01/31[3,4]	28,908,000	28,804,736
5.69% due 05/14/28[3,4]	420,000	431,305
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,937,000	17,963,580
5.63% due 07/15/32[4]	8,431,000	8,409,362
4.88% due 09/15/27[4]	1,938,000	1,923,403
5.25% due 07/15/30[4]	74,000	73,066
Capital One Financial Corp.
6.38% due 06/08/34[3]	22,450,000	24,253,612
6.05% due 02/01/35[3]	2,570,000	2,721,224
5.88% due 07/26/35[3]	1,130,000	1,182,589
Americo Life, Inc.
3.45% due 04/15/31[4]	32,364,000	27,555,928
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	13,582,557
2.96% due 11/16/40	12,214,000	9,241,471
2.67% due 11/15/35[3]	4,467,000	3,897,433
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	24,480,000	25,938,029
Bank of America Corp.
2.59% due 04/29/31[3]	28,440,000	25,790,593
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	24,947,852
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	24,384,373
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,121,000	24,304,929
Meiji Yasuda Life Insurance Co.
5.80% due 09/11/54[3,4]	23,600,000	24,242,722
Aon North America, Inc.
5.45% due 03/01/34	22,300,000	23,413,237
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,350,000	15,374,232
3.83% due 03/11/51[4]	12,438,000	7,898,261
Brown & Brown, Inc.
5.65% due 06/11/34	21,200,000	22,242,344
2.38% due 03/15/31	57,000	49,345
Reinsurance Group of America, Inc.
5.75% due 09/15/34	20,050,000	21,120,884
Assurant, Inc.
2.65% due 01/15/32	22,105,000	19,054,593
6.75% due 02/15/34	1,450,000	1,603,305
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[4]	17,100,000	20,595,064
Markel Group, Inc.
6.00% due 05/16/54	18,900,000	20,095,917
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	21,056,000	19,474,273
BPCE S.A.
7.00% due 10/19/34[3,4]	10,000,000	11,197,735
5.94% due 05/30/35[3,4]	7,750,000	8,115,383
Lloyds Banking Group plc
5.46% due 01/05/28[3]	17,200,000	17,585,391
3.51% due 03/18/26[3]	1,580,000	1,568,943
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	17,276,000	15,889,580
6.40% (SOFR + 1.20%) due 01/23/28◊	1,850,000	1,866,500
2.07% due 06/01/29[3]	900,000	832,666
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	18,300,000	18,576,970
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	18,180,453
BNP Paribas S.A.
5.50% due 05/20/30[3,4]	15,990,000	16,569,788
1.32% due 01/13/27[3,4]	1,640,000	1,571,154
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	16,600,000	17,418,902
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	16,550,097
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	16,272,931
Globe Life, Inc.
5.85% due 09/15/34	15,320,000	15,830,542
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,139,000	15,825,647
QBE Insurance Group Ltd.
5.88% [3,4,10]	15,700,000	15,612,441
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	16,275,360	15,366,320
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	15,187,509
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	14,498,086
4.75% due 02/01/30	81,000	73,457

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 229

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Wells Fargo & Co.
6.85% [3,10]	12,840,000	$13,401,147
2.41% due 10/30/25[3]	600,000	598,360
RGA Global Funding
5.50% due 01/11/31[4]	12,750,000	13,326,283
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	12,675,000	13,292,906
SLM Corp.
4.20% due 10/29/25	6,900,000	6,821,237
3.13% due 11/02/26	6,632,000	6,375,644
NatWest Group plc
6.02% due 03/02/34[3]	10,130,000	10,950,120
4.45% due 05/08/30[3]	1,100,000	1,092,331
PennyMac Financial Services, Inc.
5.38% due 10/15/25[4]	11,933,000	11,912,622
Horace Mann Educators Corp.
7.25% due 09/15/28	6,513,000	7,074,300
4.50% due 12/01/25	4,560,000	4,535,702
Australia & New Zealand Banking Group Ltd.
5.20% due 09/30/35[3,4]	10,000,000	9,958,771
2.57% due 11/25/35[3,4]	1,600,000	1,388,318
HSBC Holdings plc
6.16% due 03/09/29[3]	8,700,000	9,159,751
6.33% due 03/09/44[3]	1,520,000	1,716,949
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[4]	10,771,915	10,188,832
5.37% due 12/01/50[9]	731,395	662,747
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,4]	10,150,000	10,833,252
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	10,690,171
Encore Capital Group, Inc.
8.50% due 05/15/30[4]	9,950,000	10,486,574
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	10,345,433
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	10,249,535
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	9,723,838
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,031,000	9,550,587
Goldman Sachs Group, Inc.
6.13% [3,10]	9,350,000	9,390,532
Blue Owl Finance LLC
6.25% due 04/18/34[4]	8,820,000	9,237,029
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	9,154,300
Aretec Group, Inc.
10.00% due 08/15/30[4]	8,275,000	8,806,386
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]	8,600,000	8,690,185
Kemper Corp.
2.40% due 09/30/30	10,006,000	8,673,773
Credit Agricole S.A.
5.34% due 01/10/30[3,4]	6,050,000	6,225,577
6.58% (SOFR + 1.21%) due 09/11/28◊,4	2,208,000	2,217,870
Five Corners Funding Trust III
5.79% due 02/15/33[4]	7,550,000	8,101,472
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	7,010,925
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	6,248,098
Ohana Military Communities LLC
5.56% due 10/01/36[4]	3,820,000	3,933,916
5.78% due 10/01/36[4]	2,200,000	2,304,742
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	5,788,104	5,226,244
5.24% due 08/01/50[4]	1,060,568	999,112
Belvoir Land LLC
5.60% due 12/15/35[4]	5,600,000	5,535,118
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	5,098,716
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	5,016,384
Demeter Investments BV
5.63% due 08/15/52	4,900,000	4,970,070
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	4,620,000	4,767,748
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,710,000	4,752,725
Manulife Financial Corp.
4.06% due 02/24/32[3]	4,815,000	4,743,975
CBRE Services, Inc.
5.95% due 08/15/34	3,500,000	3,758,896
HS Wildcat LLC
3.83% due 12/31/50†††	4,955,868	3,734,940
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[4]	3,600,000	3,418,673
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,339,222
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	2,780,000	2,766,511
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,442,686
4.95% due 06/01/29	1,250,000	1,256,913
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,623,061
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	2,540,000	2,539,865
Ryan Specialty LLC
5.88% due 08/01/32[4]	2,475,000	2,516,236
Pine Street Trust III
6.22% due 05/15/54[4]	2,140,000	2,319,861
Apollo Global Management, Inc.
5.80% due 05/21/54	2,130,000	2,270,781

230 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Nordea Bank Abp
6.39% (SOFR + 1.02%) due 09/10/29◊,4	2,190,000	$2,194,533
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,340,805
6.58% (SOFR Compounded Index + 1.21%) due 03/25/27◊,4	500,000	502,966
2.65% due 10/04/31[4]	400,000	343,238
Aurora Military Housing LLC
5.82% due 07/15/34[4]	2,159,161	2,136,379
Sumitomo Mitsui Trust Bank Ltd.
6.35% (SOFR + 0.98%) due 09/10/27◊,4	2,060,000	2,071,886
Jackson Financial, Inc.
4.00% due 11/23/51	2,610,000	1,908,045
Deutsche Bank AG NY
3.55% due 09/18/31[3]	1,990,000	1,855,061
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,838,110
Skandinaviska Enskilda Banken AB
6.26% (SOFR + 0.89%) due 03/05/27◊,4	1,730,000	1,741,502
Mizuho Financial Group, Inc.
5.59% due 07/10/35[3]	1,630,000	1,719,397
ING Groep N.V.
5.55% due 03/19/35[3]	1,620,000	1,698,051
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,633,663
GMAC, Inc.
8.00% due 11/01/31	1,390,000	1,573,644
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,617,000	1,558,579
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	1,535,717
BGC Group, Inc.
8.00% due 05/25/28	1,410,000	1,517,135
F&G Global Funding
2.30% due 04/11/27[4]	790,000	739,115
2.00% due 09/20/28[4]	800,000	711,500
Fort Moore Family Communities LLC
6.09% due 01/15/51[4]	1,542,145	1,422,812
Fort Knox Military Housing Privatization Project
5.55% (1 Month Term SOFR + 0.45%) due 02/15/52◊,4	1,625,118	1,260,336
Banco Santander S.A.
6.94% due 11/07/33	1,000,000	1,157,956
Midwest Family Housing LLC
5.58% due 01/01/51[4]	1,260,087	1,122,936
Belrose Funding Trust
2.33% due 08/15/30[4]	1,230,000	1,055,429
Regions Financial Corp.
5.50% due 09/06/35[3]	1,030,000	1,048,160
KKR Group Finance Company II LLC
5.50% due 02/01/43[4]	1,000,000	1,010,456
Barclays plc
6.40% (SOFR + 1.49%) due 03/12/28◊	1,000,000	1,007,690
Citizens Financial Group, Inc.
6.65% due 04/25/35[3]	900,000	988,104
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	500,000	501,281
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	492,778
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	213,901
Equitable Holdings, Inc.
4.57% due 02/15/29[4]	65,000	64,751
Atlas Mara Ltd.
due 12/31/21†††,16	542,348	1
Total Financial		3,242,651,659

Industrial - 3.1%
AP Grange Holdings
6.50% due 03/20/45†††	155,100,000	156,385,864
5.00% due 03/20/45†††	16,400,000	16,822,682
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	29,337,246
2.38% due 08/09/28	15,581,000	14,364,940
6.10% due 04/12/34	11,960,000	12,656,260
Builders FirstSource, Inc.
6.38% due 03/01/34[4]	52,000,000	53,993,992
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	60,671,540	49,296,840
Vontier Corp.
2.95% due 04/01/31	36,612,000	31,852,539
2.40% due 04/01/28	14,150,000	13,002,491
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	37,037,308
Flowserve Corp.
2.80% due 01/15/32	19,800,000	17,149,286
3.50% due 10/01/30	17,421,000	16,218,557
Berry Global, Inc.
5.80% due 06/15/31[4]	20,700,000	21,538,559
5.65% due 01/15/34[4]	11,050,000	11,344,205
TransDigm, Inc.
6.00% due 01/15/33[4]	16,200,000	16,429,470
6.63% due 03/01/32[4]	7,300,000	7,601,797
6.88% due 12/15/30[4]	5,375,000	5,628,571
Boeing Co.
6.86% due 05/01/54[4]	14,350,000	15,750,705
6.53% due 05/01/34[4]	11,625,000	12,476,707
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]	23,759,000	24,547,264
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	22,700,000	23,636,602
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[4]	22,000,000	22,928,492
Stadco LA LLC
3.75% due 05/15/56†††	31,000,000	22,071,070
Trinity Industries, Inc.
7.75% due 07/15/28[4]	13,225,000	13,880,815
Graphic Packaging International LLC
6.38% due 07/15/32[4]	12,525,000	12,922,118
Weir Group plc
2.20% due 05/13/26[4]	13,015,000	12,518,057
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000	11,898,740

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 231

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Hillenbrand, Inc.
3.75% due 03/01/31	7,650,000	$6,843,368
6.25% due 02/15/29	4,500,000	4,579,267
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	11,379,000	11,338,958
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]	11,046,000	11,230,932
Textron, Inc.
6.10% due 11/15/33	10,000,000	10,832,941
Owens Corning
5.95% due 06/15/54	6,310,000	6,697,004
3.50% due 02/15/30	3,760,000	3,571,132
Sonoco Products Co.
5.00% due 09/01/34	9,000,000	8,874,421
Sealed Air Corp.
6.50% due 07/15/32[4]	8,500,000	8,764,911
QTS Irving DC3 LLC
5.96% due 07/09/29†††	7,000,000	7,241,990
Norfolk Southern Corp.
4.10% due 05/15/21	9,100,000	6,885,235
GATX Corp.
6.05% due 06/05/54	5,328,000	5,760,739
3.50% due 06/01/32	480,000	439,930
4.70% due 04/01/29	125,000	126,134
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP 5,000,000	6,176,046
Wrangler Holdco Corp.
6.63% due 04/01/32[4]	5,900,000	6,132,608
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	5,880,000	6,068,042
Amazon.com, Inc.
2.65% due 10/10/42†††	6,606,102	5,476,789
Mueller Water Products, Inc.
4.00% due 06/15/29[4]	5,216,000	4,975,363
Enpro, Inc.
5.75% due 10/15/26	5,007,000	4,969,933
EnerSys
6.63% due 01/15/32[4]	4,725,000	4,887,105
Ball Corp.
6.88% due 03/15/28	4,350,000	4,504,629
Genesee & Wyoming, Inc.
6.25% due 04/15/32[4]	3,925,000	4,036,270
Hope Gas Holdings LLC
5.99% due 09/01/33†††	3,000,000	2,997,960
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	3,100,000	2,483,062
Avnet, Inc.
5.50% due 06/01/32	1,550,000	1,569,758
nVent Finance SARL
2.75% due 11/15/31	1,300,000	1,130,494
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[4]	1,000,000	1,029,800
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	650,000	687,070
Fortune Brands Innovations, Inc.
4.50% due 03/25/52	300,000	252,699
5.88% due 06/01/33	119,000	127,714
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]	250,000	242,832
Virgin Media Inc.
4.00% due 01/31/29	GBP 150,000	179,495
Standard Industries, Inc.
4.38% due 07/15/30[4]	101,000	95,597
3.38% due 01/15/31[4]	81,000	72,158
Total Industrial		834,573,563

Consumer, Non-cyclical - 2.6%
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	45,782,000	38,794,343
3.00% due 10/15/30[4]	15,528,000	13,917,605
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	29,206,000	25,326,865
4.38% due 02/02/52	12,630,000	10,031,244
5.50% due 01/15/30	7,550,000	7,647,425
5.13% due 02/01/28	2,250,000	2,280,161
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	26,638,706
2.90% due 05/15/30	18,405,000	16,763,658
3.20% due 08/15/29	1,405,000	1,316,299
Altria Group, Inc.
4.45% due 05/06/50	25,185,000	21,102,594
3.70% due 02/04/51	25,038,000	18,477,604
Brink’s Co.
6.75% due 06/15/32[4]	22,420,000	23,385,966
6.50% due 06/15/29[4]	13,500,000	13,985,217
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	28,926,886
1.20% due 09/02/25	1,875,000	1,816,160
Triton Container International Ltd.
3.15% due 06/15/31[4]	34,821,000	30,345,710
GXO Logistics, Inc.
6.25% due 05/06/29	13,120,000	13,808,085
6.50% due 05/06/34	11,975,000	12,739,658
Kroger Co.
4.90% due 09/15/31	13,500,000	13,587,286
5.50% due 09/15/54	12,360,000	12,439,157
Universal Health Services, Inc.
5.05% due 10/15/34	13,850,000	13,595,386
2.65% due 10/15/30	13,757,000	12,269,871
CVS Health Corp.
5.70% due 06/01/34	24,150,000	25,193,903
Icon Investments Six DAC
6.00% due 05/08/34	10,700,000	11,383,232
5.85% due 05/08/29	9,400,000	9,879,532
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	20,552,164
IQVIA, Inc.
5.00% due 05/15/27[4]	10,699,000	10,633,827
5.00% due 10/15/26[4]	8,700,000	8,676,057

232 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
HAH Group Holding Company LLC
9.75% due 10/01/31[4]	17,915,000	$18,064,143
Element Fleet Management Corp.
6.32% due 12/04/28[4]	16,730,000	17,827,883
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[4]	17,352,000	17,431,195
AZ Battery Property LLC
6.73% due 02/20/46†††	16,480,000	17,293,618
Valvoline, Inc.
3.63% due 06/15/31[4]	18,300,000	16,376,454
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	9,344,719
3.13% due 02/15/29[4]	6,654,000	6,536,234
Highmark, Inc.
2.55% due 05/10/31[4]	17,850,000	15,122,019
Williams Scotsman, Inc.
6.13% due 06/15/25[4]	14,625,000	14,610,082
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	14,400,000	12,513,114
HCA, Inc.
6.00% due 04/01/54	8,960,000	9,467,125
5.88% due 02/15/26	2,775,000	2,804,116
3.50% due 09/01/30	68,000	64,081
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[4]	10,350,000	10,663,927
Performance Food Group, Inc.
6.13% due 09/15/32[4]	9,025,000	9,222,245
BAT Capital Corp.
6.00% due 02/20/34	5,925,000	6,332,608
4.76% due 09/06/49	2,300,000	1,984,796
Block, Inc.
6.50% due 05/15/32[4]	7,875,000	8,200,379
TriNet Group, Inc.
7.13% due 08/15/31[4]	5,450,000	5,678,001
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[4]	5,690,000	5,502,042
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[4]	4,800,000	5,073,568
Graham Holdings Co.
5.75% due 06/01/26[4]	4,767,000	4,764,942
Medline Borrower, LP
3.88% due 04/01/29[4]	4,345,000	4,113,692
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,902,050
Central Garden & Pet Co.
4.13% due 04/30/31[4]	3,854,000	3,529,987
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	3,394,000	3,426,290
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	3,418,278
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	2,600,000	2,789,922
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,699,690
WW International, Inc.
4.50% due 04/15/29[4]	11,651,000	2,572,649
Laboratory Corporation of America Holdings
4.80% due 10/01/34	2,230,000	2,204,054
Tenet Healthcare Corp.
4.63% due 06/15/28	2,096,000	2,057,123
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,825,526
Quanta Services, Inc.
0.95% due 10/01/24	1,660,000	1,660,000
Pilgrim’s Pride Corp.
3.50% due 03/01/32	1,810,000	1,607,097
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,850,000	1,599,170
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,254,103
DaVita, Inc.
3.75% due 02/15/31[4]	149,000	134,398
4.63% due 06/01/30[4]	76,000	72,450
Total Consumer, Non-cyclical		699,258,371

Consumer, Cyclical - 2.4%
Choice Hotels International, Inc.
3.70% due 01/15/31	49,207,000	45,514,092
5.85% due 08/01/34	11,150,000	11,498,512
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	46,883,000	47,376,857
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	43,458,166	40,001,503
Hyatt Hotels Corp.
5.75% due 04/23/30	19,039,000	19,927,362
5.38% due 04/23/25	18,928,000	18,958,791
Warnermedia Holdings, Inc.
5.14% due 03/15/52	27,327,000	21,076,622
6.41% due 03/15/26	9,250,000	9,255,465
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[4]	25,950,000	26,869,253
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[4]	12,925,000	13,308,485
5.88% due 03/15/33[4]	11,665,000	11,886,072
Hasbro, Inc.
6.05% due 05/14/34	22,871,000	24,071,455
LG Energy Solution Ltd.
5.38% due 07/02/29[4]	15,000,000	15,359,576
5.50% due 07/02/34[4]	7,100,000	7,300,362
Air Canada
3.88% due 08/15/26[4]	23,129,000	22,522,696
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	18,838,750	18,724,108
4.75% due 10/20/28[4]	3,800,000	3,795,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 233

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	21,555,862	$21,823,887
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	11,825,000	11,375,785
4.10% due 04/15/50	15,203,000	9,992,637
Whirlpool Corp.
4.60% due 05/15/50	13,326,000	11,160,442
5.75% due 03/01/34	8,070,000	8,266,199
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	17,620,000	17,614,212
International Game Technology plc
4.13% due 04/15/26[4]	17,834,000	17,601,207
Ferguson Finance plc
3.25% due 06/02/30[4]	12,904,000	12,022,407
4.65% due 04/20/32[4]	5,200,000	5,099,477
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]	17,027,000	17,020,886
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	13,533,261	12,004,094
4.25% due 11/15/32[4]	4,747,901	4,546,745
IGT Lottery Holdings B.V.
4.25% due 03/15/30	EUR 14,500,000	16,290,094
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	7,586,620	7,159,601
3.20% due 06/15/28	4,824,800	4,570,084
3.00% due 10/15/28	3,454,835	3,251,118
3.15% due 02/15/32	139,833	130,079
Polaris, Inc.
6.95% due 03/15/29	13,000,000	14,109,666
United Airlines, Inc.
4.38% due 04/15/26[4]	12,700,000	12,496,148
Vail Resorts, Inc.
6.50% due 05/15/32[4]	11,650,000	12,173,306
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[4]	6,120,000	6,025,216
6.50% due 08/01/30[4]	1,925,000	1,992,356
1011778 BC ULC / New Red Finance, Inc.
6.13% due 06/15/29[4]	4,800,000	4,938,043
5.63% due 09/15/29[4]	2,950,000	2,992,626
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	7,283,545	7,644,137
Marriott International, Inc.
5.35% due 03/15/35	7,100,000	7,276,681
Flutter Entertainment plc
5.00% due 04/29/29	EUR 4,900,000	5,622,781
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	4,635,000	4,727,668
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]	4,150,000	4,204,143
LKQ Corp.
6.25% due 06/15/33	3,412,000	3,618,016
William Carter Co.
5.63% due 03/15/27[4]	3,450,000	3,442,770
Brunswick Corp.
5.10% due 04/01/52	2,030,000	1,713,009
PulteGroup, Inc.
6.38% due 05/15/33	1,400,000	1,539,944
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	1,230,000	1,300,435
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	115,646	110,966
Total Consumer, Cyclical		633,303,576

Energy - 2.1%
BP Capital Markets plc
4.88% [3,10]	75,020,000	74,206,243
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	29,800,000	33,569,839
9.88% due 02/01/32[4]	10,300,000	11,445,276
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42[4]	17,000,000	17,604,996
5.85% due 02/23/36[4]	11,900,000	12,308,348
6.51% due 02/23/42[4]	6,500,000	6,996,696
6.13% due 02/23/38[4]	5,550,000	5,877,013
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	37,730,000	39,207,828
ITT Holdings LLC
6.50% due 08/01/29[4]	38,518,000	36,490,120
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	35,554,809
Energy Transfer, LP
6.00% due 02/01/29[4]	11,400,000	11,677,601
7.38% due 02/01/31[4]	7,610,000	8,095,891
5.50% due 06/01/27	3,175,000	3,256,188
6.13% due 12/15/45	1,190,000	1,241,918
6.05% due 09/01/54	500,000	517,974
Enbridge, Inc.
5.63% due 04/05/34	22,300,000	23,388,586
Targa Resources Corp.
6.50% due 03/30/34	9,937,000	10,982,747
5.50% due 02/15/35	8,800,000	9,062,959
6.50% due 02/15/53	1,000,000	1,109,768
Occidental Petroleum Corp.
5.38% due 01/01/32	18,470,000	18,723,649
Sunoco, LP
7.25% due 05/01/32[4]	17,125,000	18,152,791
Viper Energy, Inc.
7.38% due 11/01/31[4]	11,300,000	11,917,816
5.38% due 11/01/27[4]	6,141,000	6,115,832
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	14,608,000	14,520,208
Whistler Pipeline LLC
5.70% due 09/30/31[4]	13,350,000	13,820,940
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	10,672,000	9,571,333
4.13% due 08/15/31[4]	2,667,000	2,479,589
6.25% due 01/15/30[4]	1,500,000	1,572,391

234 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	$10,957,293
5.63% due 04/28/27	1,880,000	1,888,573
Cheniere Energy Partners, LP
5.95% due 06/30/33	8,845,000	9,359,301
5.75% due 08/15/34[4]	2,950,000	3,073,162
TransCanada PipeLines Ltd.
6.20% due 03/09/26	10,900,000	10,910,627
4.88% due 05/15/48	1,200,000	1,123,088
Cheniere Energy, Inc.
5.65% due 04/15/34[4]	11,550,000	11,949,745
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	7,544,409
6.63% due 08/15/32[4]	4,200,000	4,263,756
Kinetik Holdings, LP
6.63% due 12/15/28[4]	9,625,000	9,989,306
ONEOK, Inc.
6.05% due 09/01/33	6,350,000	6,784,752
3.95% due 03/01/50	1,600,000	1,229,507
5.15% due 10/15/43	1,100,000	1,046,664
4.50% due 03/15/50	850,000	707,497
Buckeye Partners, LP
4.13% due 03/01/25[4]	5,201,000	5,157,786
3.95% due 12/01/26	4,250,000	4,126,569
Boardwalk Pipelines, LP
5.63% due 08/01/34	6,675,000	6,885,351
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	5,863,000	5,970,284
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	5,000,000	5,424,880
EnLink Midstream LLC
5.65% due 09/01/34	5,050,000	5,218,029
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	3,041,107
4.13% due 06/15/29[4]	550,000	526,098
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,796,864
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	1,380,000	1,633,715
EnLink Midstream Partners, LP
5.60% due 04/01/44	1,680,000	1,605,643
Western Midstream Operating, LP
5.30% due 03/01/48	1,690,000	1,534,727
DCP Midstream Operating, LP
6.45% due 11/03/36[4]	1,000,000	1,078,471
MPLX, LP
5.50% due 02/15/49	1,100,000	1,071,010
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	453,063
Kinder Morgan, Inc.
5.20% due 06/01/33	126,000	127,551
Total Energy		565,948,177

Communications - 1.5%
Level 3 Financing, Inc.
3.88% due 10/15/30[4]	34,939,000	25,602,289
10.75% due 12/15/30[4]	20,300,000	22,278,367
11.00% due 11/15/29[4]	19,567,314	21,672,282
4.50% due 04/01/30[4]	26,815,000	20,768,400
4.00% due 04/15/31[4]	13,950,000	10,148,625
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	43,803,306
4.25% due 11/23/81[3,4]	8,250,000	8,006,415
9.63% due 12/15/30	2,391,000	3,019,386
Sirius XM Radio, Inc.
3.13% due 09/01/26[4]	26,975,000	26,062,137
4.13% due 07/01/30[4]	12,010,000	10,891,598
Vodafone Group plc
4.13% due 06/04/81[3]	40,537,000	36,745,716
Paramount Global
5.90% due 10/15/40	20,648,000	18,269,505
5.25% due 04/01/44	7,691,000	6,126,977
4.90% due 08/15/44	6,518,000	5,009,365
4.85% due 07/01/42	4,496,000	3,586,122
4.60% due 01/15/45	2,403,000	1,773,514
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	25,739,968
Cogent Communications Group LLC
3.50% due 05/01/26[4]	16,765,000	16,343,342
7.00% due 06/15/27[4]	8,285,000	8,430,642
Fox Corp.
6.50% due 10/13/33	19,400,000	21,228,037
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	14,220,928
Altice France S.A.
5.13% due 07/15/29[4]	17,800,000	12,517,279
5.13% due 01/15/29[4]	2,290,000	1,608,331
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	8,203,000	7,696,633
CSC Holdings LLC
4.13% due 12/01/30[4]	5,772,000	4,206,375
AT&T, Inc.
6.38% due 03/01/41	1,800,000	1,997,881
Corning, Inc.
5.75% due 08/15/40	1,900,000	1,993,126
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38% due 02/15/31[4]	1,450,000	1,547,861
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,549,000	1,530,782
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,516,834
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,170,951
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,050,000	923,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 235

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	200,000	$189,236
Total Communications		386,625,711

Technology - 1.0%
Fiserv, Inc.
5.35% due 03/15/31	20,920,000	21,882,537
2.65% due 06/01/30	7,920,000	7,216,269
5.60% due 03/02/33	3,523,000	3,730,943
5.63% due 08/21/33	2,300,000	2,436,296
Broadcom, Inc.
4.93% due 05/15/37[4]	33,182,000	33,153,289
Foundry JV Holdco LLC
5.88% due 01/25/34[4]	13,506,000	13,759,565
6.40% due 01/25/38[4]	10,950,000	11,530,291
6.15% due 01/25/32[4]	6,550,000	6,811,687
Oracle Corp.
3.95% due 03/25/51	33,794,000	27,197,512
Leidos, Inc.
2.30% due 02/15/31	15,050,000	13,074,712
5.75% due 03/15/33	9,431,000	9,920,812
4.38% due 05/15/30	2,650,000	2,607,567
Qorvo, Inc.
3.38% due 04/01/31[4]	10,809,000	9,677,773
4.38% due 10/15/29	9,751,000	9,447,357
Atlassian Corp.
5.50% due 05/15/34	17,500,000	18,313,005
Fair Isaac Corp.
5.25% due 05/15/26[4]	15,640,000	15,637,618
MSCI, Inc.
3.63% due 09/01/30[4]	12,718,000	11,949,697
3.88% due 02/15/31[4]	1,769,000	1,673,928
3.63% due 11/01/31[4]	1,780,000	1,638,164
CGI, Inc.
2.30% due 09/14/31	16,050,000	13,756,391
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	10,470,000	11,175,113
Constellation Software, Inc.
5.46% due 02/16/34[4]	4,425,000	4,625,542
5.16% due 02/16/29[4]	3,250,000	3,350,158
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	7,200,000	7,163,758
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	6,973,000	6,971,084
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.13% due 02/15/42	1,400,000	1,050,301
Total Technology		269,751,369

Utilities - 0.7%
NRG Energy, Inc.
2.45% due 12/02/27[4]	26,000,000	24,358,791
7.00% due 03/15/33[4]	9,490,000	10,542,061
AES Corp.
3.95% due 07/15/30[4]	23,124,000	22,052,549
3.30% due 07/15/25[4]	3,750,000	3,695,374
Liberty Utilities Co.
5.58% due 01/31/29[4]	11,600,000	11,991,780
5.87% due 01/31/34[4]	6,450,000	6,759,974
Brooklyn Union Gas Co.
6.39% due 09/15/33[4]	12,675,000	13,801,735
4.27% due 03/15/48[4]	1,300,000	1,054,700
6.42% due 07/18/54[4]	125,000	136,284
Public Service Company of Colorado
5.35% due 05/15/34	13,400,000	14,054,004
Alexander Funding Trust II
7.47% due 07/31/28[4]	12,360,000	13,354,505
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	10,945,000	10,869,357
5.50% due 05/20/25	1,859,000	1,852,301
Black Hills Corp.
6.00% due 01/15/35	9,020,000	9,604,675
4.20% due 09/15/46	1,200,000	1,005,179
5.95% due 03/15/28	50,000	52,468
Enel Finance International N.V.
5.00% due 06/15/32[4]	8,690,000	8,790,650
Appalachian Power Co.
5.80% due 10/01/35	4,150,000	4,345,072
4.40% due 05/15/44	2,400,000	2,092,972
Interstate Power and Light Co.
4.95% due 09/30/34	6,300,000	6,395,303
Southern Company Gas Capital Corp.
4.95% due 09/15/34	5,900,000	5,961,607
Terraform Global Operating, LP
6.13% due 03/01/26[4]	5,235,000	5,237,576
Idaho Power Co.
4.20% due 03/01/48	2,660,000	2,251,002
Indianapolis Power & Light Co.
5.70% due 04/01/54[4]	2,000,000	2,129,995
Arizona Public Service Co.
5.55% due 08/01/33	1,900,000	1,980,879
Constellation Energy Generation LLC
5.75% due 10/01/41	1,800,000	1,898,950
Entergy Texas, Inc.
1.50% due 09/01/26	1,650,000	1,559,941
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,341,616
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,338,982
Washington Gas Light Co.
3.80% due 09/15/46	1,300,000	1,053,974
Duke Energy Ohio, Inc.
4.30% due 02/01/49	1,200,000	1,038,083
Louisville Gas and Electric Co.
4.25% due 04/01/49	1,100,000	939,755
Total Utilities		193,542,094

Basic Materials - 0.6%
Anglo American Capital plc
5.63% due 04/01/30[4]	21,300,000	22,137,963
2.63% due 09/10/30[4]	18,000,000	16,020,639
3.95% due 09/10/50[4]	14,140,000	11,097,059
5.75% due 04/05/34[4]	5,550,000	5,793,769
6.00% due 04/05/54	1,000,000	1,047,055

236 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[4]	14,325,000	$14,378,883
4.13% due 03/31/29[4]	8,600,000	8,247,614
7.13% due 03/15/31[4]	3,200,000	3,411,280
6.13% due 05/15/28[4]	2,800,000	2,838,816
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	21,520,000	20,769,695
5.00% due 09/26/48	1,100,000	1,012,667
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	18,748,000	18,242,742
Yamana Gold, Inc.
2.63% due 08/15/31	9,431,000	8,164,826
4.63% due 12/15/27	3,000,000	3,004,562
Steel Dynamics, Inc.
2.40% due 06/15/25	5,950,000	5,853,680
Novelis Corp.
3.25% due 11/15/26[4]	5,923,000	5,715,535
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[4]	2,000,000	2,135,784
International Paper Co.
4.40% due 08/15/47	2,400,000	2,115,235
FMC Corp.
6.38% due 05/18/53	1,530,000	1,638,718
Southern Copper Corp.
7.50% due 07/27/35	1,080,000	1,284,831
Carpenter Technology Corp.
6.38% due 07/15/28	178,000	179,221
Total Basic Materials		155,090,574

Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	14,200,000	14,631,680
5.98% due 07/17/34†††	12,800,000	13,184,768
Total Transporation		27,816,448

Total Corporate Bonds
(Cost $7,363,953,412)		7,008,561,542

ASSET-BACKED SECURITIES†† - 21.9%
Collateralized Loan Obligations - 11.2%
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4	73,311,997	72,823,973
2021-FL3 AS, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,4	37,152,000	36,140,069
2021-FL3 B, 7.41% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,4	21,450,000	20,740,949
2021-FL2 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4	400,000	394,578
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,976,335
2021-3A B, 7.29% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,4	22,500,000	22,552,357
2023-2A A2, 7.59% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,4	19,500,000	19,564,061
2024-3A BR, 7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,4	16,050,000	16,088,467
2023-2A B, 7.99% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,4	11,750,000	11,799,801
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,4	10,500,000	10,508,124
2021-1A B, 7.34% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,4	7,100,000	7,099,978
2023-4A B, 8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,4	7,050,000	7,082,787
2021-2A C, 7.79% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,4	7,000,000	7,006,590
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,4	65,000,000	65,015,665
2021-2A C, 8.41% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,4	20,925,000	21,014,404
2021-2A B, 7.46% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,4	19,200,000	19,230,609
BXMT Ltd.
2020-FL2 A, 6.10% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	33,670,569	32,359,723
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	23,550,000	22,991,719
2020-FL3 C, 7.75% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,4	16,327,000	14,466,476
2020-FL2 B, 6.60% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	16,000,000	14,457,363
2020-FL3 B, 7.35% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	10,600,000	10,155,306

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 237

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	6,008,500	$5,790,717
2020-FL2 C, 6.85% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	5,360,000	4,676,791
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,4	105,004,127	104,745,292
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.73% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	48,345,139
2021-FL1 AS, 6.43% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	27,309,985
2021-FL1 C, 7.08% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	18,535,212
2021-FL1 A, 6.18% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	4,811,078	4,741,298
LoanCore Issuer Ltd.
2021-CRE6 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	42,807,186
2021-CRE6 C, 7.51% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	22,270,053
2021-CRE5 D, 8.21% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	14,350,000	14,037,843
2021-CRE5 A, 6.51% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,4	9,797,782	9,764,262
Cerberus Loan Funding XLV LLC
2024-1A A, 7.20% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,4	75,250,000	75,443,031
2024-1A B, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,4	12,000,000	12,130,205
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,4	50,000,000	50,174,205
2024-5A B, 8.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,4	24,950,000	24,978,490
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.77% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,4	54,450,000	54,838,152
2023-3A B, 8.64% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,4	15,700,000	15,699,436
Cerberus Loan Funding XL LLC
2023-1A A, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	64,859,750	65,334,244
2023-1A B, 8.90% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	4,600,000	4,607,462
Owl Rock CLO XVI LLC
2024-16A A, 7.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,4	57,300,000	57,699,828
2024-16A B, 7.78% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,4	9,550,000	9,572,153
Palmer Square CLO Ltd.
2024-4A BR, due 10/20/37◊,4	36,200,000	36,213,566
2023-4A C, 7.88% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,4	16,250,000	16,284,071
2023-4A B, 7.43% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,4	14,200,000	14,227,051
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,499,806
2021-1A BR, 7.56% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	30,228,465
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,4	59,500,000	59,606,297
2021-1A B12, 7.54% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 07/20/33◊,4	2,500,000	2,490,113
Ares Direct Lending CLO 1 LLC
2024-1A A, 7.18% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/25/36◊,4	49,000,000	49,017,714
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	9,750,000	9,760,818
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,4	40,750,000	40,955,686
2021-4A A2R, 7.29% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	16,762,338

238 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,4	47,750,000	$47,798,041
2021-3A B, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	9,519,993
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	46,400,416
2021-9A BR, 7.51% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,678,934
2021-9A A1TR, 7.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,457,633
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,4	41,250,000	41,431,339
2024-3A BR, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,4	13,500,000	13,499,158
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,4	41,500,000	41,503,324
2021-5A B, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	8,014,131
Cerberus Loan Funding XLVII LLC
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,4	44,000,000	44,066,832
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,4	5,250,000	5,254,662
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,4	28,900,000	29,105,644
2024-9A CR, 7.68% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,4	18,550,000	18,820,231
Cerberus Loan Funding XLVIII LLC
2024-4A AN, due 10/15/36◊,4	45,550,000	45,618,694
ACRES Commercial Realty Ltd.
2021-FL1 C, 7.20% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	13,092,000	12,586,790
2021-FL1 D, 7.85% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	11,750,000	11,232,922
2021-FL2 B, 7.45% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	10,100,000	9,896,751
2021-FL1 AS, 6.80% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,4	6,425,000	6,302,926
2021-FL2 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,4	3,500,000	3,466,087
FS Rialto
2021-FL3 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,4	31,150,000	29,907,240
2021-FL3 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,4	8,420,000	8,328,188
Golub Capital Partners CLO 54M LP
2021-54A B, 7.35% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	20,971,253
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,4	16,700,000	16,707,026
LCM XXIV Ltd.
2021-24A BR, 6.94% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	24,186,876
2021-24A CR, 7.44% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	13,092,624
Carlyle Direct Lending CLO LLC
2024-1A A11A, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,4	28,850,000	29,036,752
2024-1A A12B, 7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,4	7,500,000	7,563,242
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	26,769,498
2021-16A A2R2, 7.35% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,4	9,750,000	9,755,621
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,4	35,703,571	35,696,995
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.68% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,4	35,000,000	35,065,923
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, due 11/05/37◊,4	35,000,000	35,018,323

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 239

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
KREF Ltd.
2021-FL2 AS, 6.50% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	19,300,000	$18,886,335
2021-FL2 C, 7.20% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,868,883
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 7.44% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,4	21,695,000	21,614,438
2021-49A CR, 8.14% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,4	12,600,000	12,854,538
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.99% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,4	27,500,000	27,532,084
2021-48A C, 7.54% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,4	6,650,000	6,668,849
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	30,483,191
Owl Rock CLO II Ltd.
2021-2A ALR, 7.09% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,4	30,350,000	30,361,053
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.95% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	26,752,463
2021-40A C, 7.30% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,4	2,500,000	2,504,911
MidOcean Credit CLO VII
2020-7A BR, 7.16% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	27,591,336
STWD Ltd.
2019-FL1 B, 6.81% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,4	11,210,000	11,164,817
2019-FL1 C, 7.16% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,4	8,800,000	8,652,697
2021-FL2 A, 6.33% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,4	3,946,335	3,889,644
2021-FL2 C, 7.23% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,4	2,820,000	2,711,092
2019-FL1 AS, 6.61% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 07/15/38◊,4	310,327	309,994
Fontainbleau Vegas
10.77% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	26,250,000	26,250,000
BSPDF Issuer Ltd.
2021-FL1 C, 7.46% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	14,701,046
2021-FL1 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,4	6,500,000	6,253,883
2021-FL1 D, 7.96% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	3,500,000	3,367,609
Madison Park Funding LIII Ltd.
2022-53A B, 7.03% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	24,051,418
BDS Ltd.
2021-FL9 C, 7.03% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,891,138
2021-FL9 D, 7.38% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,4	4,400,000	4,199,259
Cerberus Loan Funding XXXI, LP
2021-1A C, 8.16% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	12,023,467
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,4	10,471,328	10,479,663
ABPCI Direct Lending Fund CLO II LLC
2024-1A A1RR, 6.58% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,4	22,500,000	22,498,184
Cerberus Loan Funding XLVI, LP
2024-2A A, 7.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,4	16,500,000	16,541,012
2024-2A B, 7.61% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,4	5,900,000	5,899,137
KREF Funding V LLC
6.96% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	22,081,647	21,940,325
0.15% due 06/25/26†††,7	313,636,364	335,591
FS RIALTO
2021-FL2 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	15,665,000	15,081,521
2021-FL2 A, 6.43% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,4	5,087,409	5,076,230

240 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Madison Park Funding LVIII Ltd.
2024-58A B, 7.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,4	11,700,000	$11,797,917
2024-58A C, 7.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,4	8,250,000	8,354,358
VOYA CLO
2024-2A B, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,4	14,750,000	14,783,649
2021-2A BR, 7.71% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,966,921
Recette CLO Ltd.
2021-1A BRR, 6.94% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,800,000
2021-1A CRR, 7.29% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	9,214,474
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,4	16,236,426	16,239,534
2018-11A C, 8.06% (3 Month Term SOFR + 2.76%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,287,108
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.94% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	14,102,105
2021-32A CR, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,209,410
BSPRT Issuer Ltd.
2021-FL7 C, 7.51% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,4	7,250,000	7,127,740
2021-FL6 C, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,4	5,550,000	5,235,529
2021-FL7 B, 7.26% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,4	4,875,000	4,790,926
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,4	16,570,000	16,717,254
Venture XIV CLO Ltd.
2020-14A CRR, 7.57% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	15,676,361	15,692,372
Owl Rock CLO I LLC
2024-1A ANR, 7.53% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,4	14,400,000	14,561,885
2024-1A BR, 8.38% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,4	1,100,000	1,103,663
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.61% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	15,245,556
Owl Rock CLO XIII LLC
2023-13A B, 8.16% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,4	14,750,000	14,806,652
Madison Park Funding Ltd.
2024-69A B, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,4	14,500,000	14,585,682
Ares Direct Lending CLO 2 LLC
2024-2A C, due 10/20/36◊,†††,4	13,600,000	13,675,344
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,4	12,800,000	12,873,887
BDS LLC
2024-FL13 A, 6.78% (1 Month Term SOFR + 1.58%, Rate Floor: 1.58%) due 09/19/39◊,4	5,000,000	4,987,434
2024-FL13 AS, 7.19% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,4	4,000,000	3,989,927
2024-FL13 B, 7.44% (1 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 09/19/39◊,4	3,900,000	3,890,174
BSPRT Issuer LLC
2024-FL11 AS, 7.26% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 07/15/39◊,4	8,900,000	8,883,313
2024-FL11 B, 7.46% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,4	3,800,000	3,792,875
PFP Ltd.
2024-11 A, 6.92% (1 Month Term SOFR + 1.83%, Rate Floor: 1.83%) due 09/17/39◊,4	7,000,000	6,982,816
2024-11 AS, 7.27% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,4	5,300,000	5,286,899
Greystone Commercial Real Estate Notes
2021-FL3 C, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	11,890,175
BRSP Ltd.
2024-FL2 A, 6.91% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,4	5,650,000	5,636,373

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 241

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-FL1 D, 7.78% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,4	4,200,000	$4,036,365
2024-FL2 AS, 7.35% (1 Month Term SOFR + 2.38%, Rate Floor: 2.38%) due 08/19/37◊,4	1,850,000	1,845,435
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,4	10,863,176	10,869,818
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.81% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,4	10,309,260	10,311,746
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 7.58% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,4	10,300,000	10,299,119
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	10,201,757
HPS Loan Management Ltd.
2018-2016 BR, 7.14% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 07/20/30◊,4	9,500,000	9,516,502
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 7.10% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	9,033,940
Boyce Park CLO Ltd.
2022-1A B1, 7.03% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,814,362
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,11]	10,000,000	6,912,608
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.53% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 12/18/37◊,4	3,100,000	3,086,572
2021-FL4 C, 6.88% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,4	3,100,000	3,079,121
Barings CLO Limited 2022-III
2024-3A BR, due 10/20/37◊,4	5,950,000	5,950,000
HGI CRE CLO Ltd.
2021-FL2 B, 6.71% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,4	5,000,000	4,845,090
2021-FL2 C, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,4	1,000,000	961,166
Sound Point CLO XXIV
2021-3A B1R, 7.25% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,4	5,150,000	5,152,596
Owl Rock CLO XVII LLC
2024-17A B, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,4	4,300,000	4,304,101
Shackleton CLO Ltd.
2021-16A B, 7.29% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 10/20/34◊,4	3,900,000	3,896,527
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.68% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,4	3,800,000	3,665,243
Dryden XXVI Senior Loan Fund
2018-26A CR, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,4	3,500,000	3,508,393
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 6.88% (3 Month Term SOFR + 1.64%, Rate Floor: 1.38%) due 05/05/30◊,4	2,647,946	2,650,027
Allegro CLO VII Ltd.
2024-1A CR, 7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,4	2,500,000	2,506,220
Sound Point CLO XXXI Ltd.
2021-3A B, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,4	2,200,000	2,203,566
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,11]	8,920,000	1,839,174
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,11]	10,575,071	283,200
Wellfleet CLO Ltd.
2018-2A A2R, 7.12% (3 Month Term SOFR + 1.84%, Rate Floor: 1.58%) due 10/20/28◊,4	181,742	181,729
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,11]	461,538	174,297
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,11]	6,859,005	60,977
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,11]	1,300,000	31,083
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,11]	3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,11]	1,500,000	150
Total Collateralized Loan Obligations		3,006,939,326

Financial - 2.5%
Station Place Securitization Trust
2024-SP2, 6.81% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,4	50,500,000	50,500,000

242 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2024-SP1, 6.51% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,4	50,500,000	$50,500,000
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4	12,650,000	12,650,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	73,754,774	68,794,028
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 51,954,306	58,008,609
Strategic Partners Fund VIII, LP
7.85% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	55,324,343	54,805,953
LVNV Funding LLC
7.80% due 11/05/28†††	39,400,000	42,034,678
6.84% due 06/12/29†††	11,400,000	11,815,758
ST Group Food Industries Holdings Ltd.
due 11/10/25	34,275,000	34,275,000
due 11/10/25	17,125,000	17,125,000
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	48,296,822	48,183,808
Lightning A
5.50% due 03/01/37†††	42,784,739	40,132,085
Thunderbird A
5.50% due 03/01/37†††	42,483,039	39,849,091
Project Onyx
8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.15%) due 01/26/27◊,†††	26,568,456	26,488,924
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4	25,350,000	25,350,000
HarbourVest Structured Solutions IV Holdings, LP
8.28% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††	16,236,174	16,167,171
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 8,091,316	8,908,557
Ceamer Finance LLC
3.69% due 03/24/31†††	17,009,952	16,130,708
6.92% due 11/15/37†††	6,701,280	6,745,307
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	13,791,741	13,695,888
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	13,046,138	12,867,667
Nassau LLC
2019-1, 3.98% due 08/15/34[9]	9,373,745	8,580,553
Aesf Vi Verdi, LP
7.63% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/25/24◊,†††	3,888,126	3,888,126
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]	1,140,373	1,134,403
Total Financial		668,631,314
Transport-Aircraft - 1.9%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	50,007,235	51,935,424
2021-1A, 2.95% due 11/16/41[4]	50,196,046	46,716,351
2021-2A, 2.80% due 01/15/47[4]	29,726,637	27,211,302
2020-1A, 3.35% due 01/16/40[4]	12,199,987	11,590,998
2019-2, 3.38% due 10/16/39[4]	1,290,636	1,239,785
2019-1, 3.84% due 05/15/39[4]	930,628	898,268
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	56,658,681	52,391,342
Next10, Inc.
6.73% due 12/15/30†††	48,047,006	49,577,303
Slam Ltd.
2024-1A, 5.34% due 09/15/49[4]	32,400,000	32,312,744
2021-1A, 2.43% due 06/15/46[4]	14,483,658	13,350,413
2021-1A, 3.42% due 06/15/46[4]	1,195,350	1,081,061
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[4]	41,800,000	41,740,477
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	31,586,334	28,921,389
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	28,295,429	27,353,293
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	23,075,731	22,091,637
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	22,466,232	20,621,529
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	17,016,079	15,673,998
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	15,750,943	15,160,371
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	15,233,131	14,091,255
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	8,889,005	8,481,089
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	6,770,852	6,344,874
2017-1, 4.58% due 02/15/42[4]	1,426,315	1,397,798
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	5,259,744	4,905,131
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	4,492,033	4,436,098
Total Transport-Aircraft		499,523,930

Whole Business - 1.8%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[4]	36,200,000	36,228,424
2024-1A, 6.51% due 07/30/54[4]	28,550,000	29,606,142
2024-1A, 6.27% due 07/30/54[4]	18,900,000	19,518,436
2024-1A, 6.03% due 07/30/54[4]	9,500,000	9,801,445
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	94,399,680	90,126,584
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	43,738,740	39,844,842
2022-1A, 3.13% due 01/25/52[4]	22,912,500	21,169,003
2024-1A, 6.17% due 01/25/54[4]	16,536,900	16,997,697
2019-1A, 3.88% due 10/25/49[4]	6,530,340	6,371,028

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 243

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	23,392,520	$19,597,774
2020-1A, 3.85% due 01/20/50[4]	12,170,866	11,813,786
2021-1A, 2.19% due 08/20/51[4]	9,985,180	8,955,895
2020-1A, 4.34% due 01/20/50[4]	6,987,529	6,684,806
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	27,779,485	24,544,667
2020-1, 2.84% due 01/30/51[4]	9,241,007	8,534,041
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[4]	25,445,000	26,897,693
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,117,500	23,617,731
2022-1A, 3.73% due 03/05/52[4]	1,191,000	1,127,764
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	22,918,500	22,543,294
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	17,392,559	17,417,489
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[4]	15,912,500	15,713,484
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,074,647	11,849,656
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	7,802,000	7,661,541
Total Whole Business		476,623,222

Infrastructure - 1.5%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	39,213,644
2024-1A, 5.59% due 05/15/54[4]	28,950,000	29,419,705
2024-1A, 6.64% due 05/15/54[4]	3,950,000	4,070,140
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[4]	31,313,000	31,870,453
2024-1A, 5.90% due 03/25/49[4]	16,250,000	16,679,156
2020-1A, 1.89% due 08/25/45[4]	11,624,000	11,282,227
2023-2A, 5.90% due 07/25/48[4]	6,000,000	6,092,865
2023-1A, 5.90% due 03/25/48[4]	6,000,000	6,065,902
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	31,200,000	32,238,489
2024-1A, 5.89% due 06/20/54[4]	22,750,000	23,339,823
2021-1, 2.31% due 11/20/51[4]	5,350,000	5,058,828
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,759,100
2024-1A, 6.67% due 06/20/54[4]	3,150,000	3,241,919
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	52,900,000	53,451,408
2024-1A, 6.28% due 03/25/54[4]	9,550,000	9,757,978
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[4]	47,980,000	45,474,676
2023-1A, 6.00% due 08/17/48[4]	2,600,000	2,652,603
2023-2A, 6.50% due 11/16/48[4]	1,345,000	1,382,045
Vantage Data Centers Issuer LLC
2024-1A, due 09/15/54[4]	30,250,000	30,250,000
2020-1A, 1.65% due 09/15/45[4]	3,100,000	2,998,246
SBA Tower Trust
4.83% due 10/15/29[4]	22,150,000	22,021,530
6.60% due 01/15/28[4]	3,800,000	3,954,557
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[4]	6,625,000	6,656,951
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[4]	1,000,000	1,016,333
Total Infrastructure		391,948,578

Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	21,879,868	20,904,641
2024-2A, 5.25% due 05/15/54[4]	14,140,833	14,129,082
2024-3A, due 10/15/54[4]	9,850,000	9,506,840
2024-2A, 4.90% due 05/15/54[4]	3,453,333	3,469,089
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	26,863,929	26,063,723
2016-1A, 4.32% due 10/20/46[4]	10,637,543	10,282,374
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,275,457	20,415,465
2020-1, 2.28% due 07/15/60[4]	10,075,718	9,646,347
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	19,938,419	18,083,835
2020-1A, 3.25% due 02/15/50[4]	3,380,089	3,072,514
2020-1A, 2.69% due 02/15/50[4]	1,858,164	1,855,729
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	9,159,010
2021-1, 3.04% due 07/20/51[4]	5,050,000	4,350,346
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,803,210
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,707,186
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[4]	15,228,479	15,076,156
2023-1A, 5.55% due 02/20/53[4]	3,486,146	3,389,642
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	14,937,500	14,103,526
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[4]	12,592,000	10,530,560
2021-1A, 3.70% due 06/20/51[4]	3,524,776	2,955,869
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,904,177	9,811,981
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,997,815
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[4]	5,987,500	6,079,421
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[4]	6,543,625	5,545,082
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[4]	4,368,000	4,421,946
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,312,872	3,766,697
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[4]	2,809,713	2,797,023
Total Net Lease		243,925,109

Single Family Residence - 0.8%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[4]	31,239,000	31,075,984
2024-SFR3, 5.00% due 08/17/41[4]	10,500,000	10,493,332
2024-SFR2, 4.75% due 06/17/40[4]	9,993,784	10,008,447
2024-SFR3, 5.25% due 08/17/41[4]	9,550,000	9,585,275

244 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
2024-SFR2, 5.90% due 06/17/40[4]	9,215,000	$9,376,475
2024-SFR2, 5.70% due 06/17/40[4]	7,950,000	8,089,443
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,677,996
2024-SFR1, 4.75% due 04/17/41[4]	3,600,000	3,565,676
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	21,085,689
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	19,787,271
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	12,604,300
2021-SFR1, 2.19% due 08/17/38[4]	13,174,000	12,444,637
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,362,940	43,792,672
2021-3, 2.80% due 01/17/41[4]	15,170,727	13,757,434
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[4]	13,100,000	12,522,337
Total Single Family Residence		224,866,968

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	111,754,127	106,169,785
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[4]	2,700,000	2,471,864
2021-13A C2, 3.65% due 07/27/39[4]	1,950,000	1,689,063
Oxford Finance Funding
2020-1A A2, 3.10% due 02/15/28[4]	4,188,431	4,158,093
Total Collateralized Debt Obligations		114,488,805

Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	38,341,278	36,595,316
2021-2A, 2.23% due 04/20/46[4]	2,361,667	2,176,752
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[4]	32,051,250	32,497,102
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[4]	23,345,800	20,744,695
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	8,773,320	8,187,967
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	2,515,147	2,292,984
Total Transport-Container		102,494,816

Insurance - 0.2%
Obra Longevity
8.48% due 06/30/39†††	40,200,000	40,911,540
CHEST
7.13% due 03/15/43†††	18,145,000	19,045,899
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	1,964,339	1,955,770
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,452,532	1,456,552
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	462,549	462,773
VICOF 2
4.00% due 02/22/30†††	388,336	379,043
SPSS
5.14% due 11/15/52†††,9	136,046	127,445
Total Insurance		64,339,022
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[4]	15,350,000	16,245,303
2023-8A, 6.02% due 02/20/30[4]	11,000,000	11,575,070
2024-3A, 5.58% due 12/20/30[4]	8,250,000	8,433,638
Total Automotive		36,254,011

Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[4]	21,667,147	22,337,231
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[4]	8,200,000	8,214,687
Total Unsecured Consumer Loans		30,551,918

Asset Backed Securities - 0.1%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	15,650,000	16,459,574
Total Asset-Backed Securities
(Cost $5,929,308,543)		5,877,046,593

U.S. GOVERNMENT SECURITIES†† - 19.3%
U.S. Treasury Bonds
due 05/15/51[6,12]	2,204,980,000	724,319,966
4.38% due 11/15/39	481,570,000	503,748,557
due 02/15/46[7,12]	371,000,000	143,854,093
due 05/15/44[7,12]	318,000,000	133,323,901
due 02/15/54[6,12]	428,770,000	132,014,501
due 08/15/54[6,12]	428,760,000	130,064,410
due 11/15/51[6,12]	275,000,000	88,644,867
due 11/15/44[7,12]	75,000,000	30,734,402
U.S. Treasury Notes
4.00% due 02/15/34	612,000,000	622,518,750
4.13% due 06/15/26	453,680,000	456,745,883
3.75% due 08/31/31	214,220,000	215,358,044
4.25% due 02/28/31	197,000,000	203,733,399
4.13% due 07/31/31	170,000,000	174,754,688
3.75% due 12/31/30	157,200,000	158,127,235
4.63% due 03/15/26	4,900,000	4,958,953
3.63% due 03/31/28	2,570,000	2,575,220
3.63% due 08/31/29	1,800,000	1,805,344
2.13% due 05/15/25	1,100,000	1,085,670
4.63% due 04/30/29	840,000	877,144
4.38% due 05/15/34	50,000	52,367
3.88% due 11/30/27	4,000	4,035
United States Treasury Inflation Indexed Bonds
2.13% due 04/15/29	310,168,738	318,767,235
0.13% due 10/15/25	217,224,448	213,004,077
0.13% due 04/15/25	210,719,524	206,964,843
0.38% due 01/15/27	210,144,083	204,162,604
1.25% due 04/15/28	142,137,730	140,788,945
0.50% due 01/15/28	129,614,932	125,494,683
0.13% due 04/15/27	106,563,327	102,583,647
1.38% due 07/15/33	28,966,571	28,551,239
U.S. Treasury Strip Principal
due 02/15/51[6,12]	280,000,000	92,512,837
Total U.S. Government Securities
(Cost $5,137,358,349)		5,162,131,539

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 245

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.2%
Financial - 0.8%
Higginbotham Insurance Agency, Inc.
9.35% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	49,847,888	$49,455,265
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	1,392,168	1,381,203
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	35,294,865	35,254,629
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	24,709,613	24,687,127
Asurion LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	23,690,000	23,245,812
Alliant Holdings Intermediate LLC
due 09/19/31	19,665,000	19,548,190
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	17,329,559	17,318,815
Eisner Advisory Group
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	16,822,089	16,855,229
Eagle Point Holdings Borrower LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	9,918,462	9,918,462
Osaic Holdings, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	4,488,750	4,436,366
Worldpay
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	2,895,000	2,893,784
Virtu Financial
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31	2,070,000	2,070,000
CPI Holdco B LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	1,150,000	1,144,043
Total Financial		208,208,925

Consumer, Non-cyclical - 0.7%
PetIQ LLC
9.22% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	27,413,178	27,378,912
Nidda Healthcare Holding GmbH
7.10% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 12,766,306	14,201,040
due 02/21/30	EUR 11,400,000	12,689,689
Quirch Foods Holdings LLC
9.89% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	28,375,749	26,673,204
Froneri US, Inc.
due 09/16/31	23,215,000	23,114,943
Southern Veterinary Partners LLC
8.00% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	19,327,935	19,336,052
Midwest Veterinary Partners LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	18,770,456	18,752,812
Women’s Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	15,554,940	14,945,653
US Foods, Inc.
due 11/26/31	10,200,000	10,212,750
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	12,251,250	8,524,787
HAH Group Holding Co. LLC
10.26% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	3,953,721	3,952,061
10.35% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31	500,303	500,093
CHG PPC Parent LLC
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 12/08/28	1,536,009	1,529,297
Elanco Animal Health, Inc.
7.05% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	1,149,255	1,146,302
Medline Borrower LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28	850,000	848,785
Energizer Holdings, Inc.
6.92% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	419,928	419,752
Total Consumer, Non-cyclical		184,226,132

Industrial - 0.6%
Quikrete Holdings, Inc.
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	16,417,500	16,413,724
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31	11,741,000	11,741,000
EMRLD Borrower, LP
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	18,381,100	18,335,147
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	7,770,000	7,749,176
Capstone Acquisition Holdings, Inc.
9.45% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	21,037,715	20,918,456
Clean Harbors, Inc.
6.71% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/08/28	18,259,184	18,286,573
United Rentals, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	17,785,625	17,892,339
United Airlines Inc.
8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/22/31	16,259,250	16,264,290

246 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Brown Group Holding LLC
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/01/31	4,957,964	$4,942,792
7.84% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	4,467,173	4,454,754
Amentum Holdings, Inc.
due 07/29/31	7,100,000	7,073,375
TransDigm, Inc.
7.32% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	4,850,000	4,829,776
Installed Building Products, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/28/31	3,582,000	3,590,955
Dispatch Terra Acquisition LLC
9.00% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,767,103	3,411,903
Air Canada
7.25% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	3,308,375	3,312,511
CPG International LLC
due 09/23/31	3,075,000	3,075,000
Arcosa, Inc.
due 08/12/31†††	2,770,000	2,763,075
Genesee & Wyoming, Inc.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/10/31	2,500,000	2,493,750
Beacon Roofing Supply, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/19/28	2,233,125	2,232,433
Hillman Group, Inc.
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 07/14/28	1,784,720	1,781,989
Merlin Buyer, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	611,211	606,627
API Heat Transfer Thermasys Corp.
13.19% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	20,165	20,165
10.19% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	11,671	11,671
Total Industrial		172,201,481

Consumer, Cyclical - 0.5%
MB2 Dental Solutions LLC
10.85%(1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) Due 02/13/31†††	20,976,735	20,928,897
6.75%(3 Month Term SOFR + 6.00%, Rate Floor:6.75%) due 02/13/31†††	821,795	728,337
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	21,437,780	21,180,527
Restaurant Brands
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	14,912,625	14,747,542
Pacific Bells LLC
9.37% (1 Month Term SOFR + 4.50%, Rate Floor: 9.50%) due 11/10/28	13,824,593	13,824,593
PCI Gaming Authority, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	11,164,983	11,091,294
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 7,800,000	8,723,421
Peer Holding III BV
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31	8,475,000	8,489,153
Wyndham Hotels & Resorts, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	7,600,950	7,591,449
Packers Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	14,397,688	7,477,871
Scientific Games Corp.
8.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	5,000,000	4,967,050
Go Daddy Operating Company LLC
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/30/31	4,259,325	4,246,888
Tripadvisor, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	4,100,000	4,085,896
Prime Security Services Borrower LLC
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30	3,492,000	3,486,902
Clarios Global, LP
6.38% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 2,850,870	3,166,119
Station Casinos LLC
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/14/31	2,189,000	2,178,449
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	458,681	457,012
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,395,000	370,554
Total Consumer, Cyclical		137,741,954

Technology - 0.3%
Visma AS
due 12/05/28	EUR 23,750,000	26,186,101
Polaris Newco LLC
10.20% (1 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 06/02/28	GBP 15,159,170	19,335,831
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 10,570,675	14,025,614
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	2,613,869	2,593,964

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 247

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	11,400,000	$10,889,394
Aston FinCo SARL
9.72% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 5,612,298	6,950,371
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26	735,865	696,467
Dun & Bradstreet
7.61% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29	3,733,309	3,728,904
Total Technology		84,406,646

Energy - 0.1%
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	8,316,210	8,323,112
Venture Global Calcasieu Pass LLC
7.82% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	5,456,372	5,451,844
WhiteWater DBR HoldCo LLC
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/03/31	4,600,000	4,589,926
Total Energy		18,364,882

Utilities - 0.1%
Calpine Construction Finance Company, LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	10,350,000	10,278,171
UGI Energy Services LLC
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	3,792,281	3,791,598
NRG Energy, Inc.
7.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,487,500	2,489,366
TerraForm Power Operating LLC
7.20% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	198,343	198,281
Total Utilities		16,757,416

Communications - 0.1%
SBA Senior Finance II LLC
due 01/27/31	13,500,000	13,503,105
Zayo Group Holdings, Inc.
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,506,511
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	5,936,493	986,942
Total Communications		15,996,558

Basic Materials - 0.0%
Trinseo Materials Operating S.C.A.
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,739,250	8,466,932
Arsenal AIC Parent LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	1,870,886	1,867,144
Total Basic Materials		10,334,076

Total Senior Floating Rate Interests
(Cost $867,649,593)		848,238,070

FEDERAL AGENCY BONDS†† - 0.8%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	126,331,256
4.63% due 09/15/60	42,436,000	41,912,467
5.38% due 04/01/56	9,283,000	10,346,683
due 09/15/53[7,12]	1,612,000	398,375
due 09/15/55[7,12]	1,612,000	358,446
due 09/15/56[7,12]	1,612,000	340,390
due 03/15/57[7,12]	1,612,000	332,207
due 09/15/57[7,12]	1,612,000	324,222
due 09/15/58[7,12]	1,612,000	308,821
due 03/15/59[7,12]	1,612,000	301,397
due 09/15/59[7,12]	1,612,000	294,151
due 09/15/60[7,12]	1,612,000	280,179
due 09/15/54[7,12]	1,020,000	239,492
due 03/15/61[7,12]	1,020,000	173,023
due 09/15/61[7,12]	1,020,000	168,255
due 09/15/62[7,12]	1,020,000	159,655
due 03/15/63[7,12]	1,020,000	155,802
due 09/15/63[7,12]	1,020,000	151,465
due 09/15/64[7,12]	1,020,000	144,228
due 03/15/65[7,12]	1,020,000	140,186
due 09/15/65[7,12]	1,020,000	136,789
Tennessee Valley Authority Principal Strips
due 01/15/48[6,12]	38,804,000	12,955,686
due 12/15/42[6,12]	23,785,000	10,161,666
due 01/15/38[6,12]	15,800,000	8,796,223
due 04/01/56[6,12]	11,415,000	2,464,430
due 09/15/65[6,12]	3,500,000	469,375
due 09/15/39[6,12]	170,000	86,537
Federal Farm Credit Bank
3.11% due 08/05/48	1,500,000	1,195,780
1.99% due 07/30/40	300,000	210,529
2.60% due 09/06/39	250,000	194,527
2.90% due 12/09/41	220,000	172,064
2.59% due 12/30/41	180,000	134,721
2.74% due 11/01/39	144,000	114,137
2.84% due 06/01/46	140,000	101,876
2.59% due 08/24/46	140,000	97,318
3.67% due 02/26/44	70,000	62,730
Federal Home Loan Bank
2.45% due 08/16/41	270,000	199,054
3.63% due 06/22/43	100,000	89,396
Freddie Mac
2.25% due 09/15/50	360,000	222,123
Total Federal Agency Bonds
(Cost $317,259,498)		220,725,661

248 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.2%
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,335,000	$11,296,969
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,466,600
2.55% due 01/01/40	3,600,000	2,659,617
Hillsborough City School District General Obligation Unlimited
due 09/01/37[12]	1,000,000	534,044
due 09/01/39[12]	1,000,000	475,518
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	991,428
Total California		22,424,176

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,875,000	5,048,217
6.63% due 02/01/35	1,540,000	1,673,021
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,989,840
Total Illinois		11,711,078

Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,488,992
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,885,808
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,298,584
Total Texas		5,673,384

Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,009,921

Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	749,150
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	444,629
Total Oklahoma		1,193,779

Total Municipal Bonds
(Cost $47,143,113)		43,012,338

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	16,657,272
Israel Government International Bond
5.38% due 03/12/29	9,800,000	9,958,074
Total Foreign Government Debt
(Cost $35,070,843)		26,615,346

U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
5.12% due 10/17/24[13]	1,650,000	1,646,552
5.03% due 10/10/24[13]	1,400,000	1,398,374
4.87% due 10/10/24[13]	1,400,000	1,398,374
5.11% due 10/24/24[13]	800,000	797,586
4.88% due 04/17/25[13]	550,000	538,067
Total U.S. Treasury Bills
(Cost $5,775,186)		5,778,953

REPURCHASE AGREEMENTS††,14 - 0.1%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	17,510,000	17,510,000
Total Repurchase Agreements
(Cost $17,510,000)		17,510,000

Total Investments - 111.5%
(Cost $30,638,668,310)		$29,845,461,044
Other Assets & Liabilities, net - (11.5)%		(3,067,654,798)
Total Net Assets - 100.0%		$26,777,806,246

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 249

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	2,426	Sep 2025	$587,061,675	$6,606,591
3-Month SOFR Futures Contracts	2,426	Dec 2025	587,941,100	6,576,231
3-Month SOFR Futures Contracts	2,426	Mar 2026	588,365,650	6,363,956
			$1,763,368,425	$19,546,778

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR 56,240,000	$(1,257,095)	$(1,253,359)	$(3,736)
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	644,242,019	(14,403,518)	(14,423,831)	20,313
							$(15,660,613)	$(15,677,190)	$16,577

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$389,640,000	$35,608,023	$2,920	$35,605,103
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	1,958,500,000	23,953,199	221,422	23,731,777
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	15,443,184	1,864	15,441,320
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	12,571,917	2,803	12,569,114
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	5,484,758	2,652	5,482,106
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	01/16/29	240,000,000	3,666,211	1,182	3,665,029
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	2,890,737	3,043	2,887,694
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	707,990,000	2,832,477	2,291	2,830,186

250 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Centrally Cleared Interest Rate Swap Agreements†† (continued)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	$53,740,000	$2,749,022	$498	$2,748,524
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	02/05/27	4,960,000	38,954	203	38,751
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.55%	Annually	02/05/29	1,960,000	21,725	178	21,547
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.72%	Annually	07/19/34	340,000	11,094	297	10,797
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(27,106,554)	4,661	(27,111,215)
								$78,164,747	$244,014	$77,920,733

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	EUR	Buy	2,500,000	2,792,082 USD	10/18/24	$(5,746)
Bank of America, N.A.	GBP	Sell	22,875,000	29,992,145 USD	10/18/24	(592,116)
Bank of America, N.A.	EUR	Sell	104,470,000	115,753,264 USD	10/18/24	(682,154)
						$(1,280,016)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 251

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,156,913,781 (cost $11,440,747,012), or 41.7% of total net assets.

[5]	Rate indicated is the 7-day yield as of September 30, 2024.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $81,984,623 (cost $83,697,587), or 0.3% of total net assets — See Note 10.

[10]	Perpetual maturity.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Zero coupon rate security.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[15]	Security is unsettled at period end and does not have a stated effective rate.
[16]	Security is in default of interest and/or principal obligations.
BofA — Bank of America
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

252 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,195	$—	$216,536	$267,731
Preferred Stocks	—	664,340,434	48,103,090	712,443,524
Warrants	457	—	388	845
Exchange-Traded Funds	187,600,000	—	—	187,600,000
Mutual Funds	209,072,931	—	—	209,072,931
Money Market Fund	801,560,124	—	—	801,560,124
Collateralized Mortgage Obligations	—	8,670,291,817	54,604,030	8,724,895,847
Corporate Bonds	—	6,422,282,622	586,278,920	7,008,561,542
Asset-Backed Securities	—	5,080,828,171	796,218,422	5,877,046,593
U.S. Government Securities	—	5,162,131,539	—	5,162,131,539
Senior Floating Rate Interests	—	725,492,961	122,745,109	848,238,070
Federal Agency Bonds	—	220,725,661	—	220,725,661
Municipal Bonds	—	43,012,338	—	43,012,338
Foreign Government Debt	—	26,615,346	—	26,615,346
U.S. Treasury Bills	—	5,778,953	—	5,778,953
Repurchase Agreements	—	17,510,000	—	17,510,000
Interest Rate Futures Contracts**	19,546,778	—	—	19,546,778
Credit Default Swap Agreements**	—	20,313	—	20,313
Interest Rate Swap Agreements**	—	105,031,948	—	105,031,948
Total Assets	$1,217,831,485	$27,144,062,103	$1,608,166,495	$29,970,060,083

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$3,736	$—	$3,736
Interest Rate Swap Agreements**	—	27,111,215	—	27,111,215
Forward Foreign Currency Exchange Contracts**	—	1,280,016	—	1,280,016
Unfunded Loan Commitments (Note 9)	—	—	121,352	121,352
Total Liabilities	$—	$28,394,967	$121,352	$28,516,319

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$361,564,093	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	277,755,268	Yield Analysis	Yield	3.2%-7.3%	6.3%
Asset-Backed Securities	143,223,717	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	13,675,344	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	54,604,030	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 253

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Common Stocks	$215,604	Enterprise Value	Valuation Multiple	2.9x-8.6x	5.0x
Common Stocks	932	Model Price	Liquidation Value	—	—
Corporate Bonds	338,968,870	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	247,310,049	Yield Analysis	Yield	5.6%-9.6%	6.6%
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	48,103,090	Yield Analysis	Yield	5.8%	—
Senior Floating Rate Interests	93,443,994	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	26,538,040	Yield Analysis	Yield	8.0%-10.3%	9.40%
Senior Floating Rate Interests	2,763,075	Third Party Pricing	Broker Quote	—	—
Warrants	388	Model Price	Liquidation Value	—	—
Total Assets	$1,608,166,495
Liabilities:
Unfunded Loan Commitments	$121,352	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund did not have any securities transfer into Level 3 from Level 2 and had securities with a total value of $78,009,956 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

254 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets									Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$567,198,526	$94,495,909	$316,972,375	$216,787,942	$104	$2,503	$47,610,124	$4,997,084	$1,248,064,567	$(151,690)
Purchases/(Receipts)	373,881,340	—	235,480,000	79,442,008	—	—	—	—	688,803,348	(644,185)
(Sales, maturities and paydowns)/Fundings	(148,581,103)	(8,480,220)	(9,941,315)	(151,392,184)	—	(7,402)	(1,541,871)	—	(319,944,095)	154,889
Amortization of premiums/discounts	681,795	19,397	167,713	1,809,855	—	—	—	—	2,678,760	43,505
Corporate actions	—	—	6,849,961	(42,623)	—	49,860	(7,237)	(6,849,961)	—	—
Total realized gains (losses) included in earnings	186,875	(64,058)	(602,100)	(5,621,613)	—	(20,873)	(3,627,058)	—	(9,748,827)	2,779
Total change in unrealized appreciation (depreciation) included in earnings	19,096,292	3,018,743	37,352,286	9,140,636	284	192,448	5,669,132	1,852,877	76,322,698	473,350
Transfers into Level 3	—	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	(16,245,303)	(34,385,741)	—	(27,378,912)	—	—	—	—	(78,009,956)	—
Ending Balance	$796,218,422	$54,604,030	$586,278,920	$122,745,109	$388	$216,536	$48,103,090	$—	$1,608,166,495	$(121,352)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$18,159,201	$2,401,417	$37,352,286	$971,060	$284	$171,582	$1,103,090	$—	$60,158,920	$476,488

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 255

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69	7.16%	07/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	—	—
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25

256 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM11, 5.88% due 06/25/64	6.83%	07/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	—	—
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	—	—
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	—	—
OBX Trust 2024-NQM11, 6.23% due 06/25/64	7.18%	07/01/28	—	—
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	—	—
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 257

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Strips
4.86%			0.00%
Due 10/01/24	$17,510,000	$17,512,364	Due 08/15/41 - 11/15/45	$38,623,716	$15,823,674

			U.S. Treasury Notes
			1.75% - 3.50%
			Due 12/31/24 - 09/30/26	1,970,100	1,964,338

			U.S. Treasury Inflation Indexed Bond
			2.38%
			Due 10/15/28	71,060	74,601
				$40,664,876	$17,862,613

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy

258 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
TOTAL RETURN BOND FUND

Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Common Stocks
BP Holdco LLC *	$683	$—	$—	$—	$(38)	$645	532	$—
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	120,393,598	5,902,022	—	—	5,229,086	131,524,706	5,348,707	5,920,631
Guggenheim Strategy Fund II	28,409,135	1,667,756	—	—	635,633	30,712,524	1,238,408	1,672,782
Guggenheim Strategy Fund III	15,326,528	861,209	—	—	387,147	16,574,884	665,925	863,447
Guggenheim Ultra Short Duration Fund — Institutional Class	27,908,179	1,560,537	—	—	792,101	30,260,817	3,020,042	1,565,123
	$192,038,123	$9,991,524	$—	$—	$7,043,929	$209,073,576		$10,021,983

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 259

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $30,417,046,449)	$29,618,877,468
Investments in affiliated issuers, at value (cost $204,111,861)	209,073,576
Repurchase agreements, at value (cost $17,510,000)	17,510,000
Foreign currency, at value (cost 5,326,010)	5,180,113
Cash	21,986,145
Segregated cash with broker	56,838,919
Unamortized upfront premiums paid on interest rate swap agreements	244,014
Prepaid expenses	521,478
Receivables:
Securities sold	3,018,531,555
Interest	213,920,841
Fund shares sold	39,016,970
Dividends	943,651
Variation margin on credit default swap agreements	125,204
Foreign tax reclaims	11,233
Investment Adviser	3,045
Total assets	33,202,784,212

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $597,840)	121,352
Segregated cash due to broker	9,212,786
Unamortized upfront premiums received on credit default swap agreements	15,677,190
Unrealized depreciation on forward foreign currency exchange contracts	1,280,016
Payable for:
Securities purchased	6,258,749,274
Variation margin on interest rate swap agreements	57,192,530
Fund shares redeemed	47,789,058
Distributions to shareholders	8,140,753
Management fees	6,608,841
Variation margin on futures contracts	1,880,150
Transfer agent fees	1,117,386
Distribution and service fees	268,849
Protection fees on credit default swap agreements	215,990
Fund accounting/administration fees	89,295
Trustees’ fees*	33,887
Due to Investment Adviser	3,175
Miscellaneous	16,597,434
Total liabilities	6,424,977,966
Net assets	$26,777,806,246

Net assets consist of:
Paid in capital	$30,019,691,050
Total distributable earnings (loss)	(3,241,884,804)
Net assets	$26,777,806,246
Class A:
Net assets	$487,539,022
Capital shares outstanding	20,019,419
Net asset value per share	$24.35
Maximum offering price per share (Net asset value divided by 96.00%)	$25.36

Class C:
Net assets	$149,405,154
Capital shares outstanding	6,134,308
Net asset value per share	$24.36

Class P:
Net assets	$321,930,738
Capital shares outstanding	13,223,573
Net asset value per share	$24.35

Institutional Class:
Net assets	$25,476,353,247
Capital shares outstanding	1,045,165,662
Net asset value per share	$24.38

Class R6:
Net assets	$342,578,085
Capital shares outstanding	14,045,870
Net asset value per share	$24.39

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

260 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$7,005,543
Dividends from securities of affiliated issuers	10,021,983
Interest	1,311,885,154
Total investment income	1,328,912,680

Expenses:
Management fees	90,987,861
Distribution and service fees:
Class A	1,136,036
Class C	1,509,815
Class P	897,683
Transfer agent fees:
Class A	437,559
Class C	123,347
Class P	306,457
Institutional Class	15,632,448
Class R6	30,354
Interest expense	16,368,175
Fund accounting/administration fees	9,004,962
Professional fees	1,364,935
Line of credit fees	1,223,118
Trustees’ fees*	344,729
Custodian fees	120,568
Miscellaneous	1,817,248
Recoupment of previously waived fees:
Class A	22,525
Class C	73,613
Class P	120,252
Institutional Class	2,719,879
Class R6	226
Total expenses	144,241,790
Less: Expenses reimbursed by Adviser
Class A	(19,859)
Class C	(48,988)
Class P	(79,420)
Institutional Class	(5,713,035)
Class R6	(813)
Expenses waived by Adviser	(8,003,866)
Total waived/reimbursed expenses	(13,865,981)
Net expenses	130,375,809
Net investment income	1,198,536,871
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(501,084,437)
Swap agreements	(75,428,375)
Futures contracts	(7,619,388)
Options purchased	5,379,060
Options written	(18,549,319)
Forward foreign currency exchange contracts	(1,731,846)
Foreign currency transactions	(668,100)
Net realized loss	(599,702,405)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,062,197,492
Investments in affiliated issuers	7,043,929
Swap agreements	227,045,542
Futures contracts	19,546,778
Options purchased	8,722,554
Options written	4,635,100
Forward foreign currency exchange contracts	(6,730,525)
Foreign currency translations	(979,849)
Net change in unrealized appreciation (depreciation)	2,321,481,021
Net realized and unrealized gain	1,721,778,616
Net increase in net assets resulting from operations	$2,920,315,487

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 261

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,198,536,871	$918,952,851
Net realized loss on investments	(599,702,405)	(1,472,550,068)
Net change in unrealized appreciation (depreciation) on investments	2,321,481,021	756,084,184
Net increase in net assets resulting from operations	2,920,315,487	202,486,967

Distributions to shareholders:
Class A	(20,333,503)	(19,019,129)
Class C	(5,628,329)	(6,072,905)
Class P	(16,104,326)	(18,625,018)
Institutional Class	(1,049,271,732)	(818,465,001)
Class R6	(13,354,333)	(10,162,965)
Total distributions to shareholders	(1,104,692,223)	(872,345,018)

Capital share transactions:
Proceeds from sale of shares
Class A	198,179,248	190,008,832
Class C	35,001,713	32,292,309
Class P	81,643,859	143,216,250
Institutional Class	9,959,347,215	9,905,246,248
Class R6	162,553,005	140,809,681
Distributions reinvested
Class A	17,538,129	16,394,524
Class C	4,935,617	5,230,841
Class P	15,995,894	18,492,403
Institutional Class	946,531,735	725,020,898
Class R6	12,988,662	9,871,684
Cost of shares redeemed
Class A	(208,810,751)	(176,845,859)
Class C	(60,616,986)	(72,847,845)
Class P	(197,068,145)	(327,848,764)
Institutional Class	(6,950,231,500)	(7,698,063,900)
Class R6	(116,145,057)	(90,056,671)
Net increase from capital share transactions	3,901,842,638	2,820,920,631
Net increase in net assets	5,717,465,902	2,151,062,580

Net assets:
Beginning of year	21,060,340,344	18,909,277,764
End of year	$26,777,806,246	$21,060,340,344

262 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2024	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	8,481,505	8,094,504
Class C	1,485,557	1,375,517
Class P	3,498,570	6,070,940
Institutional Class	425,314,648	421,456,679
Class R6	6,929,297	5,994,350
Shares issued from reinvestment of distributions
Class A	749,822	702,293
Class C	211,171	224,186
Class P	684,908	793,085
Institutional Class	40,391,299	31,049,191
Class R6	553,807	422,497
Shares redeemed
Class A	(8,947,515)	(7,564,633)
Class C	(2,598,329)	(3,122,803)
Class P	(8,449,692)	(14,121,799)
Institutional Class	(299,062,138)	(330,170,194)
Class R6	(5,033,087)	(3,874,827)
Net increase in shares	164,209,823	117,328,986

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 263

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$22.52	$23.12	$28.94	$29.76	$27.42
Income (loss) from investment operations:
Net investment income (loss)[a]	1.14	1.03	.78	.72	.56
Net gain (loss) on investments (realized and unrealized)	1.73	(.65)	(5.53)	(.05)	2.41
Total from investment operations	2.87	.38	(4.75)	.67	2.97
Less distributions from:
Net investment income	(1.04)	(.98)	(.80)	(.76)	(.63)
Net realized gains	—	—	(.27)	(.73)	—
Total distributions	(1.04)	(.98)	(1.07)	(1.49)	(.63)
Net asset value, end of period	$24.35	$22.52	$23.12	$28.94	$29.76

Total Return[b]	13.04%	1.55%	(16.82%)	2.27%	10.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$487,539	$444,454	$427,870	$677,172	$804,750
Ratios to average net assets:
Net investment income (loss)	4.87%	4.40%	2.94%	2.47%	1.99%
Total expenses[c]	0.88%	0.96%	0.85%	0.84%	0.87%
Net expenses[d,e,f]	0.84%	0.91%	0.81%	0.79%	0.80%
Portfolio turnover rate	70%	90%	55%	92%	116%

Class C	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$22.52	$23.13	$28.94	$29.76	$27.43
Income (loss) from investment operations:
Net investment income (loss)[a]	.96	.86	.58	.50	.35
Net gain (loss) on investments (realized and unrealized)	1.75	(.67)	(5.52)	(.05)	2.40
Total from investment operations	2.71	.19	(4.94)	.45	2.75
Less distributions from:
Net investment income	(.87)	(.80)	(.60)	(.54)	(.42)
Net realized gains	—	—	(.27)	(.73)	—
Total distributions	(.87)	(.80)	(.87)	(1.27)	(.42)
Net asset value, end of period	$24.36	$22.52	$23.13	$28.94	$29.76

Total Return[b]	12.25%	0.74%	(17.41%)	1.50%	10.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149,405	$158,466	$197,933	$327,712	$338,656
Ratios to average net assets:
Net investment income (loss)	4.12%	3.65%	2.18%	1.72%	1.24%
Total expenses[c]	1.66%	1.72%	1.63%	1.59%	1.59%
Net expenses[d,e,f]	1.60%	1.66%	1.56%	1.53%	1.55%
Portfolio turnover rate	70%	90%	55%	92%	116%

264 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$22.51	$23.12	$28.93	$29.75	$27.42
Income (loss) from investment operations:
Net investment income (loss)[a]	1.14	1.03	.77	.72	.56
Net gain (loss) on investments (realized and unrealized)	1.74	(.66)	(5.51)	(.05)	2.40
Total from investment operations	2.88	.37	(4.74)	.67	2.96
Less distributions from:
Net investment income	(1.04)	(.98)	(.80)	(.76)	(.63)
Net realized gains	—	—	(.27)	(.73)	—
Total distributions	(1.04)	(.98)	(1.07)	(1.49)	(.63)
Net asset value, end of period	$24.35	$22.51	$23.12	$28.93	$29.75

Total Return	13.09%	1.51%	(16.79%)	2.27%	10.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$321,931	$393,752	$572,113	$1,043,507	$926,745
Ratios to average net assets:
Net investment income (loss)	4.87%	4.41%	2.90%	2.47%	1.98%
Total expenses[c]	0.91%	1.06%	0.93%	0.87%	0.88%
Net expenses[d,e,f]	0.85%	0.91%	0.81%	0.79%	0.80%
Portfolio turnover rate	70%	90%	55%	92%	116%

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$22.54	$23.14	$28.97	$29.78	$27.45
Income (loss) from investment operations:
Net investment income (loss)[a]	1.21	1.10	.86	.81	.65
Net gain (loss) on investments (realized and unrealized)	1.74	(.66)	(5.54)	(.05)	2.39
Total from investment operations	2.95	.44	(4.68)	.76	3.04
Less distributions from:
Net investment income	(1.11)	(1.04)	(.88)	(.84)	(.71)
Net realized gains	—	—	(.27)	(.73)	—
Total distributions	(1.11)	(1.04)	(1.15)	(1.57)	(.71)
Net asset value, end of period	$24.38	$22.54	$23.14	$28.97	$29.78

Total Return	13.40%	1.84%	(16.59%)	2.59%	11.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,476,353	$19,802,142	$17,501,690	$24,912,049	$19,152,857
Ratios to average net assets:
Net investment income (loss)	5.16%	4.69%	3.23%	2.76%	2.29%
Total expenses[c]	0.60%	0.71%	0.62%	0.57%	0.57%
Net expenses[d,e,f]	0.54%	0.62%	0.52%	0.50%	0.51%
Portfolio turnover rate	70%	90%	55%	92%	116%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 265

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$22.55	$23.16	$28.98	$29.80	$27.46
Income (loss) from investment operations:
Net investment income (loss)[a]	1.22	1.11	.87	.81	.65
Net gain (loss) on investments (realized and unrealized)	1.74	(.67)	(5.54)	(.06)	2.40
Total from investment operations	2.96	.44	(4.67)	.75	3.05
Less distributions from:
Net investment income	(1.12)	(1.05)	(.88)	(.84)	(.71)
Net realized gains	—	—	(.27)	(.73)	—
Total distributions	(1.12)	(1.05)	(1.15)	(1.57)	(.71)
Net asset value, end of period	$24.39	$22.55	$23.16	$28.98	$29.80

Total Return	13.44%	1.84%	(16.55%)	2.56%	11.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$342,578	$261,527	$209,671	$247,051	$167,409
Ratios to average net assets:
Net investment income (loss)	5.19%	4.73%	3.26%	2.76%	2.28%
Total expenses[c]	0.53%	0.62%	0.53%	0.50%	0.52%
Net expenses[d,e,f]	0.49%	0.58%	0.52%	0.50%	0.51%
Portfolio turnover rate	70%	90%	55%	92%	116%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.00%*	0.01%	0.01%	0.00%*	0.00%*
Class C	0.05%	0.02%	—	0.00%*	0.00%*
Class P	0.03%	0.00%*	—	—	0.00%*
Institutional Class	0.01%	0.00%*	—	—	0.00%*
Class R6	0.00%*	0.00%*	0.01%	0.01%	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.76%	0.76%	0.77%	0.78%	0.79%
Class C	1.51%	1.52%	1.52%	1.53%	1.54%
Class P	0.76%	0.76%	0.77%	0.78%	0.79%
Institutional Class	0.47%	0.47%	0.48%	0.49%	0.50%
Class R6	0.42%	0.43%	0.48%	0.49%	0.50%

266 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
ULTRA SHORT DURATION FUND

	Shares	Value
MONEY MARKET FUNDS***,† - 33.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	135,821,987	$135,821,987
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[1]	35,748,030	35,748,030
Total Money Market Funds
(Cost $171,570,017)		171,570,017

	Face Amount
CORPORATE BONDS†† - 24.0%
Financial - 12.6%
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	$5,250,000	5,242,333
Corebridge Financial, Inc.
3.50% due 04/04/25	5,150,000	5,111,516
Goldman Sachs Group, Inc.
3.50% due 04/01/25	5,050,000	5,018,740
Bank of America Corp.
3.95% due 04/21/25	4,100,000	4,079,617
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	3,900,000	3,981,375
AEGON Funding Company LLC
5.50% due 04/16/27[2]	3,750,000	3,832,773
UBS AG/Stamford CT
2.95% due 04/09/25	3,800,000	3,762,263
Essex Portfolio, LP
3.50% due 04/01/25	3,181,000	3,158,739
Macquarie Bank Ltd.
5.27% due 07/02/27[2]	2,600,000	2,682,748
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	2,600,000	2,579,629
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,574,257
Citigroup, Inc.
6.00% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,555,017
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,544,205
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,535,549
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,486,477
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,435,432
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,163,564
CNO Global Funding
5.88% due 06/04/27[2]	1,660,000	1,709,949
Societe Generale S.A.
5.52% due 01/19/28[2,3]	1,300,000	1,318,075
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,251,444

LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,226,506
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,099,194
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	700,000	694,570
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	646,677
First American Financial Corp.
4.60% due 11/15/24	500,000	498,525
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	127,000	126,993
Total Financial		65,316,167

Consumer, Non-cyclical - 2.7%
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,672,548
Humana, Inc.
4.50% due 04/01/25	5,000,000	4,989,824
Triton Container International Ltd.
2.05% due 04/15/26[2]	2,200,000	2,104,236
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,200,000	1,232,209
Total Consumer, Non-cyclical		13,998,817

Industrial - 2.6%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,763,991
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,228,902
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,058,427
Jabil, Inc.
1.70% due 04/15/26	650,000	622,570
4.25% due 05/15/27	600,000	595,840
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,032,653
3M Co.
2.65% due 04/15/25	1,000,000	988,888
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	897,903
Weir Group plc
2.20% due 05/13/26[2]	440,000	423,200
Total Industrial		13,612,374

Communications - 2.0%
Fox Corp.
3.05% due 04/07/25	5,100,000	5,050,273
Rogers Communications, Inc.
2.95% due 03/15/25	2,400,000	2,377,778
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,559,240
2.25% due 02/15/26	600,000	583,360
Cogent Communications Group LLC
3.50% due 05/01/26[2]	434,000	423,085

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 267

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

	Face Amount	Value
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	$112,500	$112,206
Total Communications		10,105,942

Technology - 1.7%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,137,192
Oracle Corp.
2.50% due 04/01/25	2,650,000	2,619,432
Qorvo, Inc.
1.75% due 12/15/24	2,050,000	2,033,720
Total Technology		8,790,344

Consumer, Cyclical - 1.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	5,700,000	5,659,994
VF Corp.
2.40% due 04/23/25	2,700,000	2,654,725
Total Consumer, Cyclical		8,314,719

Utilities - 0.5%
Avangrid, Inc.
3.20% due 04/15/25	2,250,000	2,227,039
AES Corp.
3.30% due 07/15/25[2]	300,000	295,630
Total Utilities		2,522,669

Basic Materials - 0.2%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	540,000	521,173
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	450,366
Total Basic Materials		971,539

Energy - 0.1%
Buckeye Partners, LP
4.13% due 03/01/25[2]	450,000	446,261
Total Corporate Bonds
(Cost $124,758,590)		124,078,832

ASSET-BACKED SECURITIES†† - 23.4%
Collateralized Loan Obligations - 17.3%
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,550,000	2,457,573
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	2,500,000	2,440,734
2020-FL2 A, 6.10% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	2,208,630	2,122,645
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 6.43% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,876,783
2021-FL1 A, 6.18% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	2,044,708	2,015,052
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.07% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	6,250,000	6,240,896
Palmer Square Loan Funding Ltd.
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	4,500,000	4,503,482
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	998,971
FS Rialto
2021-FL3 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	5,500,000	5,440,028
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	5,000,400
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,751,998
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,522,714
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,253,098
BRSP Ltd.
2021-FL1 B, 6.98% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,123,636
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	3,051,565	3,031,252
2021-FL2 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	986,445
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.99% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	4,004,667

268 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

	Face Amount	Value
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	$3,750,000	$3,740,756
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	2,500,000	2,500,602
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.56% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,2	2,311,165	2,315,094
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	2,250,000	2,254,020
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,252,264
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,249,987
Parliament CLO II Ltd.
2021-2A A, 6.74% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	2,174,559	2,168,419
CIFC Funding Ltd.
2018-3A AR, 6.41% (3 Month Term SOFR + 1.13%, Rate Floor: 0.00%) due 04/19/29◊,2	2,025,822	2,028,456
Madison Park Funding LIII Ltd.
2022-53A B, 7.03% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,753,749
LCM XXIV Ltd.
2021-24A AR, 6.52% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,2	1,411,304	1,411,345
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,251,363
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	990,876
STWD Ltd.
2021-FL2 B, 6.93% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	959,046
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	650,814	650,938
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.23% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	649,221	646,334
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	372,645	372,942
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	126,107	126,184
MidOcean Credit CLO VII
2020-7A A1R, 6.60% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	30,732	30,736
Total Collateralized Loan Obligations		89,473,485

Whole Business - 1.8%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,254,275	4,201,370
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,193,125	2,992,486
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,329,750	1,250,351
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	952,500	929,263
Total Whole Business		9,373,470

Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	5,093,125	4,602,646
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,498,000	1,368,266
2020-1A, 2.73% due 08/21/45[2]	495,800	473,222
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,018,327	1,840,049
Total Transport-Container		8,284,183

Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,208,841	5,951,575
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,120,507	1,951,815
Total Net Lease		7,903,390

Financial - 1.1%
Station Place Securitization Trust
2024-SP2, 6.81% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	900,000	900,000
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	900,000	900,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 269

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

	Face Amount	Value
2024-SP1, 6.51% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	$900,000	$900,000
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,800,000	1,800,000
ST Group Food Industries Holdings Ltd.
due 11/10/25[7]	675,000	675,000
due 11/10/25[7]	325,000	325,000
Total Financial		5,500,000

Total Asset-Backed Securities
(Cost $122,944,176)		120,534,528

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9%
Residential Mortgage-Backed Securities - 12.2%
CSMC Trust
2021-RPL1, 4.07% (WAC) due 09/27/60◊,2	4,418,088	4,402,507
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	1,922,743	1,916,562
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,445,666	1,273,873
2021-RPL4, 4.06% (WAC) due 12/27/60◊,2	1,146,396	1,142,357
2020-NQM1, 2.21% due 05/25/65[2]	853,380	797,245
PRPM LLC
2021-5, 4.79% due 06/25/26[2,4]	2,853,470	2,840,857
2022-1, 3.72% due 02/25/27[2,4]	2,834,499	2,810,286
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,738,581
2021-8, 4.74% (WAC) due 09/25/26◊,2	1,377,276	1,369,457
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	6,548,425	6,494,007
2022-SP1, 5.25% due 07/25/62[2,4]	1,658,648	1,627,748
Legacy Mortgage Asset Trust
2021-GS4, 4.65% due 11/25/60[2,4]	2,756,655	2,756,225
2021-GS3, 4.75% due 07/25/61[2,4]	2,728,854	2,708,291
2021-GS2, 4.75% due 04/25/61[2,4]	1,249,306	1,258,198
2021-GS5, 2.25% due 07/25/67[2,4]	827,313	820,991
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	1,819,256	1,569,775
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,609,904	1,392,415
2020-5, 1.22% due 05/25/65[2,4]	1,188,845	1,138,832
2021-4, 1.35% (WAC) due 07/25/66◊,2	862,646	734,491
2021-3, 1.44% (WAC) due 06/25/66◊,2	528,604	458,650
2019-4, 3.85% due 11/25/59[2]	278,197	273,745
2020-1, 3.42% due 01/25/60[2]	213,316	208,491
2019-4, 3.64% due 11/25/59[2]	133,666	131,539
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,4]	5,830,171	5,819,553
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	3,834,937	3,593,640
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	2,797,221	2,776,114
2021-HE1, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	480,475	478,981
2021-HE2, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	228,360	227,498
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	2,038,829	1,954,354
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,475,600	1,423,684
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	919,085	869,329
2018-2A, 3.50% (WAC) due 02/25/58◊,2	519,393	495,444
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,308,684	1,183,304
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	895,667	860,727
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	738,308	734,059
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	263,096	257,652
2017-6, 2.75% (WAC) due 10/25/57◊,2	243,241	236,721
2017-5, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	48,302	49,733
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	296,776	275,309
2020-2, 1.64% (WAC) due 10/25/65◊,2	170,954	157,740
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	418,067	386,648
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.70% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	306,501	301,046
Banc of America Funding Trust
2015-R2, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	239,999	238,521
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	249,887	234,982
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.54% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	229,819	227,241
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	200,071	195,743
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	43,860	41,545
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊	8,232	8,202
Total Residential Mortgage-Backed Securities		62,892,893

270 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

	Face Amount	Value
Commercial Mortgage-Backed Securities - 4.7%
BX Commercial Mortgage Trust
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	$10,250,000	$10,141,094
2022-LP2, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,011,974	1,996,885
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.00% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,507,159
WMRK Commercial Mortgage Trust
2022-WMRK, 8.53% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,105,906
Life Mortgage Trust
2021-BMR, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	1,943,179	1,906,987
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,407,076
MHP
2022-MHIL, 6.36% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,367,421	1,347,764
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,5	38,306,079	888,996
Citigroup Commercial Mortgage Trust
2019-GC41, 1.16% (WAC) due 08/10/56◊,5	22,927,993	834,629
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	34,212,931	774,475
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	20,774,770	359,227
Total Commercial Mortgage-Backed Securities		24,270,198

Total Collateralized Mortgage Obligations
(Cost $90,129,361)		87,163,091

REPURCHASE AGREEMENTS††,6 - 2.3%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	12,035,000	12,035,000
Total Repurchase Agreements
(Cost $12,035,000)		12,035,000

Total Investments - 99.8%
(Cost $521,437,144)		$515,381,468
Other Assets & Liabilities, net - 0.2%		1,121,338
Total Net Assets - 100.0%		$516,502,806

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$61,000,000	$604,696	$26	$604,670

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 271

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2024.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $241,044,575 (cost $245,985,054), or 46.7% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[7]	Security is unsettled at period end and does not have at stated effective rate.
BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$171,570,017	$—	$—	$171,570,017
Corporate Bonds	—	124,078,832	—	124,078,832
Asset-Backed Securities	—	116,034,528	4,500,000	120,534,528
Collateralized Mortgage Obligations	—	87,163,091	—	87,163,091
Repurchase Agreements	—	12,035,000	—	12,035,000
Interest Rate Swap Agreements**	—	604,670	—	604,670
Total Assets	$171,570,017	$339,916,121	$4,500,000	$515,986,138

**	This derivative is reported as unrealized appreciation/depreciation at period end.

272 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
ULTRA SHORT DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 273

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
ULTRA SHORT DURATION FUND

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Strips
4.86%			0.00%
Due 10/01/24	$12,035,000	$12,036,625	Due 05/15/35 - 11/15/45	$19,676,542	$12,005,399

			U.S. Treasury Inflation Indexed Bonds
			1.75% - 3.63%
			Due 04/15/28 - 01/15/34	260,672	271,198

			U.S. Treasury Notes
			0.38% - 4.13%
			Due 09/30/27 - 07/31/31	800	816
				$19,938,014	$12,277,413

274 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $509,402,144)	$503,346,468
Repurchase agreements, at value (cost $12,035,000)	12,035,000
Cash	28,157
Unamortized upfront premiums paid on interest rate swap agreements	26
Prepaid expenses	49,373
Receivables:
Interest	2,939,239
Variation margin on interest rate swap agreements	1,878,574
Fund shares sold	37,943
Securities sold	7,094
Total assets	520,321,874

Liabilities:
Segregated cash due to broker	1,798,848
Payable for:
Securities purchased	1,000,000
Fund shares redeemed	446,670
Distributions to shareholders	312,080
Management fees	79,756
Transfer agent/maintenance fees	23,013
Fund accounting/administration fees	16,826
Distribution and service fees	15,002
Trustees’ fees*	4,319
Due to Investment Adviser	114
Miscellaneous	122,440
Total liabilities	3,819,068
Net assets	$516,502,806

Net assets consist of:
Paid in capital	$527,592,754
Total distributable earnings (loss)	(11,089,948)
Net assets	$516,502,806
Class A:
Net assets	$78,903,529
Capital shares outstanding	7,876,624
Net asset value per share	$10.02

Institutional Class:
Net assets	$437,599,277
Capital shares outstanding	43,689,843
Net asset value per share	$10.02

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Interest	$25,349,151
Total investment income	25,349,151

Expenses:
Management fees	1,263,605
Distribution and service fees:
Class A	205,846
Transfer agent fees and administrative fees	12,001
Transfer agent fees/maintenance fees:
Class A	38,532
Institutional Class	91,129
Fund accounting/administration fees	160,642
Professional fees	96,881
Custodian fees	32,965
Trustees’ fees*	23,132
Line of credit fees	18,377
Miscellaneous	73,645
Recoupment of previously waived fees:
Class A	346
Institutional Class	915
Total expenses	2,018,016
Less:
Expenses reimbursed by Adviser:
Class A	(32,765)
Institutional Class	(63,640)
Expenses waived by Adviser	(22,370)
Earnings credits applied	(3,033)
Total waived/reimbursed expenses	(121,808)
Net expenses	1,896,208
Net investment income	23,452,943

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(68,111)
Swap agreements	2,694,935
Net realized gain	2,626,824
Net change in unrealized appreciation (depreciation) on:
Investments	17,097,378
Swap agreements	(2,563,335)
Net change in unrealized appreciation (depreciation)	14,534,043
Net realized and unrealized gain	17,160,867
Net increase in net assets resulting from operations	$40,613,810

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 275

ULTRA SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,452,943	$22,666,036
Net realized gain on investments	2,626,824	1,202,006
Net change in unrealized appreciation (depreciation) on investments	14,534,043	12,420,237
Net increase in net assets resulting from operations	40,613,810	36,288,279

Distributions to shareholders:
Class A	(4,254,223)	(4,918,176)
Institutional Class	(22,827,310)	(21,914,210)
Total distributions to shareholders	(27,081,533)	(26,832,386)

Capital share transactions:
Proceeds from sale of shares
Class A	9,023,891	10,686,656
Institutional Class	119,245,603	119,682,982
Distributions reinvested
Class A	4,193,730	4,830,340
Institutional Class	18,382,654	17,231,019
Cost of shares redeemed
Class A	(32,872,998)	(53,521,575)
Institutional Class	(130,583,325)	(342,903,679)
Net decrease from capital share transactions	(12,610,445)	(243,994,257)
Net increase (decrease) in net assets	921,832	(234,538,364)

Net assets:
Beginning of year	515,580,974	750,119,338
End of year	$516,502,806	$515,580,974

Capital share activity:
Shares sold
Class A	909,121	1,102,052
Institutional Class	12,052,468	12,352,609
Shares issued from reinvestment of distributions
Class A	423,959	497,546
Institutional Class	1,857,271	1,775,408
Shares redeemed
Class A	(3,334,055)	(5,533,062)
Institutional Class	(13,207,350)	(35,519,480)
Net decrease in shares	(1,298,586)	(25,324,927)

276 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.75	$9.60	$9.97	$9.98	$9.97
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.37	.12	.06	.12
Net gain (loss) on investments (realized and unrealized)	.34	.23	(.37)	—	.03
Total from investment operations	.78	.60	(.25)	.06	.15
Less distributions from:
Net investment income	(.51)	(.45)	(.12)	(.07)	(.14)
Total distributions	(.51)	(.45)	(.12)	(.07)	(.14)
Net asset value, end of period	$10.02	$9.75	$9.60	$9.97	$9.98

Total Return[b]	8.16%	6.32%	(2.49%)	0.62%	1.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,904	$96,348	$132,518	$188,416	$62,956
Ratios to average net assets:
Net investment income (loss)	4.43%	3.80%	1.18%	0.63%	1.20%
Total expenses[b]	0.63%	0.68%	0.65%	0.63%	0.65%
Net expenses[c,d,e]	0.59%	0.59%	0.59%	0.59%	0.61%
Portfolio turnover rate	10%	2%	24%	122%	129%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 277

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$9.75	$9.59	$9.97	$9.98	$9.96
Income (loss) from investment operations:
Net investment income (loss)[a]	.46	.39	.14	.09	.15
Net gain (loss) on investments (realized and unrealized)	.34	.24	(.37)	—	.04
Total from investment operations	.80	.63	(.23)	.09	.19
Less distributions from:
Net investment income	(.53)	(.47)	(.15)	(.10)	(.17)
Total distributions	(.53)	(.47)	(.15)	(.10)	(.17)
Net asset value, end of period	$10.02	$9.75	$9.59	$9.97	$9.98

Total Return	8.43%	6.70%	(2.34%)	0.87%	1.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$437,599	$419,233	$617,601	$882,047	$440,356
Ratios to average net assets:
Net investment income (loss)	4.68%	4.03%	1.44%	0.88%	1.47%
Total expenses[b]	0.35%	0.39%	0.36%	0.34%	0.38%
Net expenses[c,d,e]	0.33%	0.34%	0.34%	0.34%	0.36%
Portfolio turnover rate	10%	2%	24%	122%	129%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/24		09/30/23		09/30/22	09/30/21		09/30/20
Class A	0.00	%*	0.00	%*	0.01%	0.00	%*	0.00	%*
Institutional Class	0.00	%*	0.00	%*	0.01%	0.01%		0.00	%*

*	Less than 0.01%.

[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.58%	0.58%	0.58%	0.58%	0.58%
Institutional Class	0.33%	0.33%	0.33%	0.33%	0.33%

278 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of six separate classes of shares: Class A shares, Class C shares, Class P shares, Class R6 shares, SMA Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Class R6 shares are offered primarily through qualified retirement and benefit plans. Class R6 shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI” or the “Adviser”) may also be eligible to purchase Class R6 shares subject to a $2 million minimum initial investment. SMA Class shares may be purchased only by or on behalf of “wrap” account clients where Guggenheim Investments or an affiliate thereof has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser, bank or broker-dealer) or directly with the client. Certain other funds in the Guggenheim complex may also be eligible to purchase SMA Class shares. At September 30, 2024, SMA Class shares were only offered for Active INvestment Series (GAINS) - Core Plus Fund and Active INvestment Series (GAINS) - Limited Duration Fund. At September 30, 2024, the Trust consisted of eighteen funds.

Class A, Class C, Class P, Institutional Class and Class R6 shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the following funds (collectively, the “Funds” and additionally grouped as the “Equity Funds” and the “Fixed Income Funds”):

Equity Funds	Investment Company Type
Alpha Opportunity Fund	Diversified
Large Cap Value Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Risk Managed Real Estate Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
World Equity Income Fund	Diversified

Fixed Income Funds	Investment Company Type
Active INvestment Series (GAINS) - Core Plus Fund	Diversified
Active INvestment Series (GAINS) - Limited Duration Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Municipal Income Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified

At September 30, 2024, Class A, Class C, Class P, Institutional Class, Class R6 and SMA Class shares have been issued by the Funds.

Security Investors, LLC (“SI” or the “Adviser”) and Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operate under the name Guggenheim Investments (“GI”), provide advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

SI provides advisory services to Alpha Opportunity Fund, Large Cap Value Fund, SMid Cap Value Fund, StylePlus-Large Core Fund, StylePlus-Mid Growth Fund, World Equity Income Fund, Core Bond Fund, High Yield Fund and Municipal Income Fund.

GPIM provides advisory services to Market Neutral Real Estate Fund, Risk Managed Real Estate Fund, Active INvestment Series (GAINS) - Core Plus Fund, Active INvestment Series (GAINS) - Limited Duration Fund, Floating Rate Strategies Fund, Limited Duration Fund, Macro Opportunities Fund, Total Return Bond Fund and Ultra Short Duration Fund. GPIM also serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 279

NOTES TO FINANCIAL STATEMENTS (continued)

Consolidation of Subsidiary

The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Financial Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.

The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2024	% of Net Assets of the Fund at September 30, 2024
Macro Opportunities Fund	01/08/15	$13,149,877	0.18%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing service appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

280 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service provider.

Typically, loans are valued using information provided by independent third-party pricing services which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 281

NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

282 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

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(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

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(m) Distributions

The Fixed Income Funds declare dividends from investment income daily. Each of the Fixed Income Funds pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Equity Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(n) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the year ended September 30, 2024, are disclosed in the Funds’ Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at September 30, 2024.

(q) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(r) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to

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NOTES TO FINANCIAL STATEMENTS (continued)

conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

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The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Core Bond Fund	Duration, Hedge	$124,601,913	$—
Limited Duration Fund	Duration, Hedge	289,958,333	—
Macro Opportunities Fund	Duration, Hedge	553,117,762	198,256,949
Total Return Bond Fund	Duration, Hedge	1,783,417,444	—

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Core Bond Fund	Duration, Hedge, Income	$41,935,246	$—
Macro Opportunities Fund	Duration, Hedge, Income	156,534,429	—
Total Return Bond Fund	Duration, Hedge, Income	552,167,444	—

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index Exposure	$7,235,308	$—
StylePlus—Mid Growth Fund	Index Exposure	1,924,386	—
World Equity Income Fund	Hedge	—	2,053,107

		Average Notional Amount
Fund	Use	Long	Short
Core Bond Fund	Duration, Hedge	$150,682,742	$—
Limited Duration Fund	Index exposure, Income	347,182,958	—
Macro Opportunities Fund	Duration, Hedge	536,266,575	—
Total Return Bond Fund	Duration, Hedge	1,798,763,151	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if

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NOTES TO FINANCIAL STATEMENTS (continued)

the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index Exposure	$182,480,371	$—
StylePlus—Mid Growth Fund	Index Exposure	54,671,616	—

		Average Notional Amount
Fund	Use	Long	Short
Core Bond Fund	Hedge, Index exposure	$1,704,335	$946,337
Macro Opportunities Fund	Hedge, Index exposure, Income	76,393,628	40,652,746
Total Return Bond Fund	Hedge, Index exposure	23,215,839	12,890,665

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$20,252,558	$37,364,305
Market Neutral Real Estate Fund	Hedge	—	27,424,050
Risk Managed Real Estate Fund	Hedge, Leverage	68,945,172	51,634,142

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Core Bond Fund	Duration, Income	$507,396,083	$—
Limited Duration Fund	Duration, Hedge	1,126,641,667	173,112,500
Macro Opportunities Fund	Duration	176,528,333	1,785,000
Municipal Income Fund	Duration	10,175,000	7,140,000
Total Return Bond Fund	Duration, Income	7,936,133,333	—
Ultra Short Duration Fund	Hedge, Income	—	61,000,000

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming

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NOTES TO FINANCIAL STATEMENTS (continued)

credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Core Bond Fund	Hedge, Index exposure	$—	$22,058,260
Limited Duration Fund	Index exposure, Income	—	47,671,402
Macro Opportunities Fund	Hedge, Index exposure	—	197,286,594
Total Return Bond Fund	Hedge, Index exposure	—	307,334,107

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Core Bond Fund	Hedge	$49,747	$9,795,422
Floating Rate Strategies Fund	Hedge	59,728	16,493,361
High Yield Fund	Hedge	—	3,106,435
Limited Duration Fund	Index exposure, Income	805,829	20,616,505
Macro Opportunities Fund	Hedge, Income	2,160,570	235,748,411
Total Return Bond Fund	Hedge	3,597,535	194,782,283

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
	Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements
	Variation margin on interest rate swap agreements	Variation margin on interest rate swap agreements
Currency/Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	—

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
Alpha Opportunity Fund	$—	$2,195,190	$2,195,190
Risk Managed Real Estate Fund	—	4,384,771	4,384,771
StylePlus—Large Core Fund	62,524	33,863,475	33,925,999
StylePlus—Mid Growth Fund	—	7,028,514	7,028,514

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
Alpha Opportunity Fund	$—	$1,466,465	$1,466,465
Market Neutral Real Estate Fund	—	1,172,809	1,172,809
Risk Managed Real Estate Fund	—	1,936,056	1,936,056

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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Asset Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Total Value at September 30, 2024
Core Bond Fund	$—	$1,651,819	$7,770,854	$—	$1,275	$—	411	$9,424,359
Limited Duration Fund	—	3,634,002	7,985,757	—	3,283	—	—	11,623,042
Macro Opportunities Fund	5,412,353	5,438,613	7,015,454	6,681,528	6,717	2,086,699	2,495	26,643,859
Municipal Income Fund	—	—	1,055,294	—	—	—	—	1,055,294
Total Return Bond Fund	—	19,546,778	105,031,948	—	20,313	—	—	124,599,039
Ultra Short Duration Fund	—	—	604,670	—	—	—	—	604,670

Liability Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Total Value at September 30, 2024
Core Bond Fund	$—	$—	$—	$—	$621	$—	29,955	$30,576
Floating Rate Strategies Fund	—	—	—	—	—	—	95,154	95,154
High Yield Fund	—	—	—	—	—	—	16,511	16,511
Limited Duration Fund	—	—	8,185,486	—	648	—	94,863	8,280,997
Macro Opportunities Fund	—	—	127,281	—	3,370	—	2,973,519	3,104,170
Municipal Income Fund	—	—	109,420	—	—	—	—	109,420
Total Return Bond Fund	—	—	27,111,215	—	3,736	—	1,280,016	28,394,967

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Foreign currency/Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written Net change in unrealized appreciation (depreciation) on options written
Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended September 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Commodity Risk	Total
Alpha Opportunity Fund	$—	$(1,340,707)	$—	$—	$(1,340,707)
Market Neutral Real Estate Fund	—	(1,822,758)	—	—	(1,822,758)
Risk Managed Real Estate Fund	—	8,058,851	—	—	8,058,851
StylePlus—Large Core Fund	1,596,960	33,338,204	—	—	34,935,164
StylePlus—Mid Growth Fund	401,522	8,984,678	—	—	9,386,200
World Equity Income Fund	—	—	99,668	—	99,668

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Commodity Risk	Total
Alpha Opportunity Fund	$—	$(1,452,064)	$—	$—	$(1,452,064)
Market Neutral Real Estate Fund	—	(5,072,996)	—	—	(5,072,996)
Risk Managed Real Estate Fund	—	(4,631,112)	—	—	(4,631,112)
StylePlus—Large Core Fund	118,865	12,774,700	—	—	12,893,565
StylePlus—Mid Growth Fund	109,411	1,879,162	—	—	1,988,573
World Equity Income Fund	—	—	(183,425)	——	(183,425)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Core Bond Fund	$—	$(632,569)	$(1,856,367)	$—	$(1,476,916)	$—	$7,393	$524,620	$(1,372,342)	$(4,806,181)
Floating Rate Strategies Fund	—	—	—	—	—	—	(117,693)	—	—	(117,693)
High Yield Fund	—	—	—	—	—	—	(35,284)	—	—	(35,284)
Limited Duration Fund	—	(1,519,309)	(3,750,143)	—	(3,694,272)	—	4,608	(2,968,935)	(1,055,134)	(12,983,185)
Macro Opportunities Fund	1,078,385	(2,124,423)	(18,621,886)	(1,090,702)	(11,744,399)	—	(6,740,405)	1,064,695	(3,640,905)	(41,819,640)
Municipal Income Fund	—	—	(210,660)	—	—	—	—	—	—	(210,660)
Total Return Bond Fund	—	(7,619,388)	(20,160,958)	—	(55,267,417)	—	(1,731,846)	5,379,060	(18,549,319)	(97,949,868)
Ultra Short Duration Fund	—	—	2,694,935	—	—	—	—	—	—	2,694,935

292 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Core Bond Fund	$—	$1,651,819	$13,703,589	$—	$341,972	$—	$(280,288)	$585,689	$318,806	$16,321,587
Floating Rate Strategies Fund	—	—	—	—	—	—	(555,754)	—	—	(555,754)
High Yield Fund	—	—	—	—	—	—	(86,050)	—	—	(86,050)
Limited Duration Fund	—	3,634,002	5,955,298	—	961,822	—	(606,731)	2,054,220	843,399	12,842,010
Macro Opportunities Fund	5,412,353	5,438,613	26,583,760	6,681,528	3,323,266	(8,539,184)	(6,674,079)	2,809,658	—	35,035,915
Municipal Income Fund	—	—	(457,977)	—	—	—	—	—	—	(457,977)
Total Return Bond Fund	—	19,546,778	221,817,575	—	5,227,967	—	(6,730,525)	8,722,554	4,635,100	253,219,449
Ultra Short Duration Fund	—	—	(2,563,335)	—	—	—	—	—	—	(2,563,335)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

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NOTES TO FINANCIAL STATEMENTS (continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Alpha Opportunity Fund	Custom basket swap agreements	$2,195,190	$—	$2,195,190	$(1,466,465)	$—	$728,725
Risk Managed Real Estate Fund	Custom basket swap agreements	4,384,771	—	4,384,771	(1,936,056)	(1,856,455)	592,260
StylePlus—Large Core Fund	Swap equity agreements	33,863,475	—	33,863,475	—	(26,450,000)	7,413,475
StylePlus—Mid Growth Fund	Swap equity agreements	7,028,514	—	7,028,514	—	(5,080,000)	1,948,514

294 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Alpha Opportunity Fund	Custom basket swap agreements	$1,466,465	$—	$1,466,465	$(1,466,465)	$—	$—
Market Neutral Real Estate Fund	Custom basket swap agreements	1,172,809	—	1,172,809	—	(1,172,809)	—
Risk Managed Real Estate Fund	Custom basket swap agreements	1,936,056	—	1,936,056	(1,936,056)	—	—

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Core Bond Fund	Forward foreign currency exchange contracts	$411	$—	$411	$(349)	$—	$62
Macro Opportunities Fund	Forward foreign currency exchange contracts	2,495	—	2,495	—	—	2,495
Macro Opportunities Fund	Equity index swap agreements	5,412,353	—	5,412,353	(2,951,718)	—	2,460,635
Macro Opportunities Fund	Total return interest rate swap agreements	3,774,999	—	3,774,999	—	—	3,774,999
Macro Opportunities Fund	Options purchased	1,506,893	—	1,506,893	—	—	1,506,893

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NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Core Bond Fund	Forward foreign currency exchange contracts	$29,955	$—	$29,955	$(349)	$—	$29,606
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	95,154	—	95,154	—	—	95,154
High Yield Fund	Forward foreign currency exchange contracts	16,511	—	16,511	—	—	16,511
Limited Duration Fund	Forward foreign currency exchange contracts	94,863	—	94,863	—	—	94,863
Macro Opportunities Fund	Forward foreign currency exchange contracts	2,973,519	—	2,973,519	(2,951,718)	—	21,801
Total Return Bond Fund	Forward foreign currency exchange contracts	1,280,016	—	1,280,016	—	—	1,280,016

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and other investments as of September 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Market Neutral Real Estate Fund	Goldman Sachs International	Custom basket swap agreements	$2,270,000	$—
Risk Managed Real Estate Fund	Goldman Sachs International	Custom basket swap agreements	2,309,456	—
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	—	4,043,030
			2,309,456	4,043,030
StylePlus—Large Core Fund	Morgan Stanley Capital Services LLC	Futures contracts	330,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	26,450,000
			330,000	26,450,000
StylePlus—Mid Growth Fund	Wells Fargo Bank, N.A.	Total return swap agreements	—	5,080,000

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Core Bond Fund	BofA Securities, Inc.	Credit default swap agreements	$1,530,405	$—
	BofA Securities, Inc.	Futures contracts	1,791,217	—
			3,321,622	—
Limited Duration Fund	BofA Securities, Inc.	Credit default swap agreements	2,632,371	—
	BofA Securities, Inc.	Futures contracts	1,290,000	—
	BofA Securities, Inc.	Interest rate swap agreements	1,133,510	—
	Goldman Sachs International	TBA securities	—	189,999
	Morgan Stanley Capital Services LLC	TBA securities	—	1,215,839
			5,055,881	1,405,838

296 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Macro Opportunities Fund	Bank of America, N.A.	Total return swap agreements	$411,070	$—
	J.P. Morgan Securities LLC	Credit default swap agreements	9,184,926	—
	J.P. Morgan Securities LLC	Interest rate swap agreements	—	1,778,403
	JP Morgan Chase and Co.	Futures contracts	4,840,000	—
			14,435,996	1,778,403
Municipal Income Fund	BofA Securities, Inc.	Interest rate swap agreements	289,174	—
Total Return Bond Fund	BofA Securities, Inc.	Credit default swap agreements, Interest rate swap agreements	56,838,919	—
	BofA Securities, Inc.	TBA securities	—	930,000
	Goldman Sachs International	TBA securities	—	740,000
	J.P. Morgan Securities LLC	TBA securities	—	4,171,000
	Morgan Stanley Capital Services LLC	TBA securities	—	3,371,786
			56,838,919	9,212,786
Ultra Short Duration Fund	BofA Securities, Inc.	Interest rate swap agreements	—	1,798,848

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 297

NOTES TO FINANCIAL STATEMENTS (continued)

Significant changes in a quote would generally result in significant changes in the fair value of the security. Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing services based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	0.90%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
SMid Cap Value Fund	0.75%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

Fund	Management Fees (as a % of Net Assets)
Core Bond Fund	0.39%
Floating Rate Strategies Fund	0.65%*
High Yield Fund	0.60%
Limited Duration Fund	0.39%
Macro Opportunities Fund	0.89%**
Municipal Income Fund	0.50%
Total Return Bond Fund	0.39%
Ultra Short Duration Fund	0.25%

*

Floating Rate Strategies Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.

**

Macro Opportunities Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.89% based on the average daily net assets of the Fund up to $5 billion; and 0.84% on average daily net assets in excess of $5 billion.

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended September 30, 2024, the Macro Opportunities Fund waived $34,024 related to advisory fees in it’s respective Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of Class A, Class C and Class P shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s Class A and Class P shares, and 1.00% of the average daily net assets of the Fund’s Class C shares.

298 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The investment advisory contract for the Equity Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – Class A*	1.76%	05/31/17	02/01/25
Alpha Opportunity Fund – Class C*	2.51%	05/31/17	02/01/25
Alpha Opportunity Fund – Class P*	1.76%	05/31/17	02/01/25
Alpha Opportunity Fund – Institutional Class *	1.51%	05/31/17	02/01/25
Large Cap Value Fund – Class A*	1.15%	11/30/12	02/01/25
Large Cap Value Fund – Class C*	1.90%	11/30/12	02/01/25
Large Cap Value Fund – Class P*	1.15%	05/01/15	02/01/25
Large Cap Value Fund – Institutional Class*	0.90%	06/05/13	02/01/25
Market Neutral Real Estate Fund – Class A*	1.65%	02/26/16	02/01/25
Market Neutral Real Estate Fund – Class C*	2.40%	02/26/16	02/01/25
Market Neutral Real Estate Fund – Class P*	1.65%	02/26/16	02/01/25
Market Neutral Real Estate Fund – Institutional Class*	1.40%	02/26/16	02/01/25
Risk Managed Real Estate Fund – Class A*	1.30%	03/26/14	02/01/25
Risk Managed Real Estate Fund – Class C*	2.05%	03/26/14	02/01/25
Risk Managed Real Estate Fund – Class P*	1.30%	05/01/15	02/01/25
Risk Managed Real Estate Fund – Institutional Class*	1.10%	03/26/14	02/01/25
SMid Cap Value Fund – Class A*	1.30%[1]	01/03/20	02/01/25
SMid Cap Value Fund – Class C*	2.05%[1]	01/03/20	02/01/25
SMid Cap Value Fund – Class P*	1.30%[1]	01/03/20	02/01/25
SMid Cap Value Fund – Institutional Class*	1.05%	01/03/20	02/01/25
World Equity Income Fund – Class A*	1.22%	08/15/13	02/01/25
World Equity Income Fund – Class C*	1.97%	08/15/13	02/01/25
World Equity Income Fund – Class P*	1.22%	05/01/15	02/01/25
World Equity Income Fund – Institutional Class*	0.97%	08/15/13	02/01/25

[1]	Prior to January 3, 2020, the expense limit for Class A, Class C and Class P shares of the Fund was 1.42%, 2.12% and 1.32%, respectively.
*

Subsequent to September 30, 2024, the Fund was reorganized into a series of New Age Alpha Funds Trust at which time the existing investment advisory contract was terminated. Please see Note 14 - Subsequent Events for additional information.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 299

NOTES TO FINANCIAL STATEMENTS (continued)

GI and GPIM are entitled to reimbursement by the Equity Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI and GPIM are entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI or GPIM. At September 30, 2024, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2025	2026	2027	Total
Alpha Opportunity Fund
Class A	$4,189	$4,612	$5,600	$14,401
Class C	584	502	492	1,578
Class P	971	1,774	1,350	4,095
Institutional Class	—	—	24,066	24,066
Large Cap Value Fund
Class A	99,071	106,239	123,947	329,257
Class C	5,729	5,870	5,304	16,903
Class P	796	522	454	1,772
Institutional Class	6,589	11,209	9,421	27,219
Market Neutral Real Estate Fund
Class A	7,180	2,380	1,462	11,022
Class C	689	524	428	1,641
Class P	6,928	3,895	1,880	12,703
Institutional Class	121,875	95,116	134,190	351,181
Risk Managed Real Estate Fund
Class A	—	460	198	658
Class C	—	270	102	372
Class P	4,305	4,114	133	8,552
Institutional Class	—	—	2,045	2,045
SMid Cap Value Fund
Class A	380	59,194	25,565	85,139
Class C	4,648	2,172	1,653	8,473
Class P	2,276	104	298	2,678
Institutional Class	17,866	1,842	7,733	27,441
World Equity Income Fund
Class A	78,363	111,813	145,957	336,133
Class C	7,540	7,790	8,327	23,657
Class P	408	411	427	1,246
Institutional Class	7,859	8,688	8,902	25,449

For the year ended September 30, 2024, GI recouped amounts from the Funds as follows:

Alpha Opportunity Fund	$14,458
Large Cap Value Fund	325
Risk Managed Real Estate Fund	4,869
SMid Cap Value Fund	1,768
World Equity Income Fund	528

300 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The investment advisory contract for the Fixed Income Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Core Bond Fund – Class A	0.79%	11/30/12	02/01/26
Core Bond Fund – Class C	1.54%	11/30/12	02/01/26
Core Bond Fund – Class P	0.79%	05/01/15	02/01/26
Core Bond Fund – Institutional Class	0.50%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class A	1.02%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class C	1.77%	11/30/12	02/01/26
Floating Rate Strategies Fund– Class P	1.02%	05/01/15	02/01/26
Floating Rate Strategies Fund– Institutional Class	0.78%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class R6	0.78%	03/13/19	02/01/26
High Yield Fund – Class A	0.94%[1]	02/21/24	02/01/26
High Yield Fund – Class C	1.69%[1]	02/21/24	02/01/26
High Yield Fund – Class P	0.94%[1]	02/21/24	02/01/26
High Yield Fund – Institutional Class	0.69%[1]	02/21/24	02/01/26
High Yield Fund – Class R6	0.69%[1]	02/21/24	02/01/26
Limited Duration Fund – Class A	0.75%	12/01/13	02/01/26
Limited Duration Fund – Class C	1.50%	12/01/13	02/01/26
Limited Duration Fund – Class P	0.75%	05/01/15	02/01/26
Limited Duration Fund – Institutional Class	0.50%	12/01/13	02/01/26
Limited Duration Fund – Class R6	0.50%	03/13/19	02/01/26
Macro Opportunities Fund – Class A	1.36%	11/30/12	02/01/26
Macro Opportunities Fund – Class C	2.11%	11/30/12	02/01/26
Macro Opportunities Fund – Class P	1.36%	05/01/15	02/01/26
Macro Opportunities Fund – Institutional Class	0.95%	11/30/12	02/01/26
Macro Opportunities Fund – Class R6	0.95%	03/13/19	02/01/26
Municipal Income Fund – Class A	0.80%	11/30/12	02/01/26
Municipal Income Fund – Class C	1.55%	11/30/12	02/01/26
Municipal Income Fund – Class P	0.80%	05/01/15	02/01/26
Municipal Income Fund – Institutional Class	0.55%	11/30/12	02/01/26
Total Return Bond Fund – Class A	0.79%	11/30/12	02/01/26
Total Return Bond Fund – Class C	1.54%	11/30/12	02/01/26
Total Return Bond Fund – Class P	0.79%	05/01/15	02/01/26
Total Return Bond Fund – Institutional Class	0.50%	11/30/12	02/01/26
Total Return Bond Fund – Class R6	0.50%	10/19/16	02/01/26
Ultra Short Duration Fund –Class A	0.58%	11/30/18	02/01/26
Ultra Short Duration Fund – Institutional Class	0.33%	11/30/18	02/01/26

[1]	Prior to February 21, 2024, the limits for High Yield Fund were 1.16%, 1.91%, 1.16%, 0.91% and 0.91% for Class A, Class C, Class P, Institutional Class, and Class R6, respectively.

GPIM has contractually agreed through February 1, 2026, to reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Active INvestment Series (GAINS) - Core Plus Fund and the Active INvestment Series (GAINS) - Limited Duration Fund to the annual percentage of average daily net assets for SMA Class shares to 0.00%. The agreement will expire when it reaches its termination or when GPIM ceases to serve as the Investment Adviser and it can be terminated by the Fund’s Board of Trustees.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 301

NOTES TO FINANCIAL STATEMENTS (continued)

GI is entitled to reimbursement by the Fixed Income Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At September 30, 2024, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2025	2026	2027	Total
Core Bond Fund
Class A	$35,811	$66,528	$80,581	$182,920
Class C	19,268	7,997	1,505	28,770
Class P	114,700	56,610	563	171,873
Institutional Class	1,278,995	773,981	432,527	2,485,503
Floating Rate Strategies Fund
Class A	114,896	134,479	126,706	376,081
Class C	63,710	33,051	23,221	119,982
Class P	45,054	55,729	54,830	155,613
Institutional Class	717,446	582,868	450,359	1,750,673
Class R6	45	966	338	1,349
High Yield Fund
Class A	—	—	55,626	55,626
Class C	—	2,408	12,649	15,057
Class P	5,764	1,432	6,251	13,447
Institutional Class	—	6,465	120,649	127,114
Class R6	151	143	566	860
Limited Duration Fund
Class A	400,848	95,368	4,277	500,493
Class C	68,209	36,276	3,998	108,483
Class P	202,943	28,742	34,279	265,964
Institutional Class	3,164,191	2,123,104	1,020,934	6,308,229
Class R6	—	—	—	—
Macro Opportunities Fund
Class A	80,282	15,216	4,236	99,734
Class C	37,685	6,309	1,602	45,596
Class P	101,516	99,081	457	201,054
Institutional Class	7,075,307	4,861,940	4,078,154	16,015,401
Class R6	38,182	9,192	3,753	51,127
Municipal Income Fund
Class A	204,036	158,775	157,994	520,805
Class C	6,810	4,657	7,004	18,471
Class P	1,160	1,024	1,263	3,447
Institutional Class	39,988	37,249	48,401	125,638
Total Return Bond Fund
Class A	196,304	56,238	22,931	275,473
Class C	167,978	42,447	49,933	260,358
Class P	1,002,868	499,250	81,455	1,583,573
Institutional Class	19,248,693	10,006,046	5,873,863	35,128,602
Class R6	—	—	2,762	2,762
Ultra Short Duration Fund
Class A	105,228	100,752	36,426	242,406
Institutional Class	177,223	224,523	82,349	484,095

For the year ended September 30, 2024, GI recouped amounts from the Funds as follows:

Core Bond	$149,499
Floating Rate Strategies Fund	406
High Yield Fund	54,288
Limited Duration Fund	545,024
Macro Opportunities Fund	220,347
Total Return Bond Fund	2,936,495
Ultra Short Duration Fund	1,261

302 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended September 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
StylePlus—Large Core Fund	$81,725
StylePlus—Mid Growth Fund	5,531
Limited Duration Fund	79,237
Macro Opportunities Fund	1,290,217
Total Return Bond Fund	562,100

For the year ended September 30, 2024, GFD retained sales charges of $185,962 relating to sales of Class A shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At September 30, 2024, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Alpha Opportunity Fund	84%
Active INvestment Series (GAINS) - Core Plus Fund	100%
Active INvestment Series (GAINS) - Limited Duration Fund	100%
Ultra Short Duration Fund	43%

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the year ended September 30, 2024, the following funds entered into reverse repurchased agreements:

Fund	Number of Days Outstanding	Balance at September 30, 2024		Average Balance Outstanding	Average Interest Rate
Active INvestment Series (GAINS) - Core Plus Fund	1	$—	*	$97,500	5.20%
Core Bond Fund	74	—	*	41,101,054	5.38%
High Yield Fund	269	—	*	1,482,073	3.38%
Limited Duration Fund	81	—	*	140,952,348	5.42%
Municipal Income Fund	1	—	*	3,600,000	5.85%
Total Return Bond Fund	257	—	*	482,555,109	5.54%

*	As of September 30, 2024, the fund did not have any open reverse repurchase agreements.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 303

NOTES TO FINANCIAL STATEMENTS (continued)

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Macro Opportunities Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

The tax character of distributions paid during the year ended September 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Alpha Opportunity Fund	$199,681	$—	$—	$199,681
Large Cap Value Fund	674,731	3,299,408	—	3,974,139
Market Neutral Real Estate Fund	1,139,168	—	—	1,139,168
Risk Managed Real Estate Fund	10,186,667	—	—	10,186,667
SMid Cap Value Fund	2,717,162	8,857,859	—	11,575,021
StylePlus—Large Core Fund	5,630,586	—	—	5,630,586
StylePlus—Mid Growth Fund	1,661,785	—	—	1,661,785
World Equity Income Fund	854,827	—	—	854,827

Fund	Ordinary Income	Long-Term Capital Gain	Tax-Exempt Income	Return of Capital	Total Distributions
Active INvestment Series (GAINS) – Core Plus Fund	$23,432	$—	$—	$—	$23,432
Active INvestment Series (GAINS) – Limited Duration Fund	22,811	—	—	—	22,811
Core Bond Fund	89,053,861	—	—	—	89,053,861
Floating Rate Strategies Fund	86,712,493	—	—	—	86,712,493
High Yield Fund	12,495,651	—	—	309,023	12,804,674
Limited Duration Fund	197,510,680	—	—	—	197,510,680
Macro Opportunities Fund	430,970,769	—	—	—	430,970,769
Municipal Income Fund	164,595	—	745,790	24,077	934,462
Total Return Bond Fund	1,104,692,223	—	—	—	1,104,692,223
Ultra Short Duration Fund	27,081,533	—	—	—	27,081,533

304 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended September 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Alpha Opportunity Fund	$205,930	$—	$—	$205,930
Large Cap Value Fund	537,701	3,093,835	—	3,631,536
Market Neutral Real Estate Fund	111,384	—	—	111,384
Risk Managed Real Estate Fund	9,734,314	18,153,953	2,638,803	30,527,070
SMid Cap Value Fund	5,582,517	28,323,495	—	33,906,012
StylePlus—Large Core Fund	1,947,148	57,379,626	—	59,326,774
StylePlus—Mid Growth Fund	326,968	18,747,109	—	19,074,077
World Equity Income Fund	792,315	23,830	—	816,145

Fund	Ordinary Income	Long-Term Capital Gain	Tax-Exempt Income	Return of Capital	Total Distributions
Core Bond Fund	$56,067,246	$—	$—	$—	$56,067,246
Floating Rate Strategies Fund	85,281,735	—	—	—	85,281,735
High Yield Fund	11,332,804	—	—	114,250	11,447,054
Limited Duration Fund	163,997,722	—	—	—	163,997,722
Macro Opportunities Fund	346,075,668	1,276,126	—	—	347,351,794
Municipal Income Fund	832,530	—	1,021,378	—	1,853,908
Total Return Bond Fund	872,345,018	—	—	—	872,345,018
Ultra Short Duration Fund	26,832,386	—	—	—	26,832,386

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of September 30, 2024 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Alpha Opportunity Fund	$284,107	$—	$3,926,931	$(24,088,197)	$—	$(19,877,159)
Large Cap Value Fund	777,524	536,395	9,930,648	—	—	11,244,567
Market Neutral Real Estate Fund	1,142,616	—	888,682	(3,203,770)	—	(1,172,472)
Risk Managed Real Estate Fund	3,007,949	1,277,517	28,173,578	(1,435,653)	(2,092,791)	28,930,600
SMid Cap Value Fund	2,767,083	21,951,214	83,610,068	—	—	108,328,365
StylePlus—Large Core Fund	8,416,845	—	45,940,930	—	—	54,357,775
StylePlus—Mid Growth Fund	1,972,163	—	9,501,149	(13,902,640)	—	(2,429,328)
World Equity Income Fund	749,222	1,743,662	8,169,647	—	(136,212)	10,526,319

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Active INvestment Series (GAINS) – Core Plus Fund	$14,339	$—	$7,603	$—	$(14,480)	$7,462
Active INvestment Series (GAINS) – Limited Duration Fund	13,726	—	4,304	—	(13,869)	4,161
Core Bond Fund	2,499,000	—	(38,880,597)	(152,589,356)	(7,030,153)	(196,001,106)
Floating Rate Strategies Fund	3,831,206	—	(41,364,262)	(173,245,761)	(6,464,852)	(217,243,669)
High Yield Fund	—	—	(7,837,443)	(32,892,062)	(1,018,594)	(41,748,099)
Limited Duration Fund	6,771,340	—	(67,831,638)	(94,877,264)	(15,339,285)	(171,276,847)
Macro Opportunities Fund	19,601,048	—	(452,698,861)	(285,980,038)	(32,598,767)	(751,676,618)
Municipal Income Fund	—	—	(493,651)	(5,973,300)	(47,905)	(6,514,856)
Total Return Bond Fund	25,017,164	—	(750,209,626)	(2,419,523,261)	(97,169,081)	(3,241,884,804)
Ultra Short Duration Fund	542,264	—	(5,513,081)	(4,062,162)	(2,056,969)	(11,089,948)

THE GUGGENHEIM FUNDS ANNUAL REPORT | 305

NOTES TO FINANCIAL STATEMENTS (continued)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of September 30, 2024, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Alpha Opportunity Fund	$(19,333,798)	$(4,754,399)	$(24,088,197)
Large Cap Value Fund	—	—	—
Market Neutral Real Estate Fund	(2,266,359)	(937,411)	(3,203,770)
Risk Managed Real Estate Fund	—	—	—
SMid Cap Value Fund	—	—	—
StylePlus—Large Core Fund	—	—	—
StylePlus—Mid Growth Fund	(5,717,769)	(8,184,871)	(13,902,640)
World Equity Income Fund	—	—	—

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Core Bond Fund	$(42,901,495)	$(109,687,861)	$(152,589,356)
Floating Rate Strategies Fund	(7,871,952)	(165,373,809)	(173,245,761)
High Yield Fund	(1,360,548)	(31,531,514)	(32,892,062)
Limited Duration Fund	—	(94,877,264)	(94,877,264)
Macro Opportunities Fund	—	(285,980,038)	(285,980,038)
Municipal Income Fund	—	(5,973,300)	(5,973,300)
Total Return Bond Fund	(774,487,969)	(1,644,998,915)	(2,419,486,884)
Ultra Short Duration Fund	(1,195,509)	(2,866,653)	(4,062,162)

For the year ended September 30, 2024, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Alpha Opportunity Fund	$2,757,331
Large Cap Value Fund	—
Market Neutral Real Estate Fund	250,638
Risk Managed Real Estate Fund	812,563
SMid Cap Value Fund	—
StylePlus—Large Core Fund	40,316,747
StylePlus—Mid Growth Fund	12,946,804
World Equity Income Fund	143,428

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

For the Equity Funds, these differences are primarily due to investments in real estate investment trusts, foreign currency gains and losses, losses deferred due to wash sales, distributions in connection with redemption of fund shares, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of securities sold short, dividends payable, distribution reclasses, and the “mark-to-market” of certain derivatives.

For the Fixed Income Funds, these differences are primarily due to investments in swap agreements, partnerships, and CLO securities, foreign currency gains and losses, the “mark-to-market” of certain derivatives, losses deferred due to wash sales, reclassification of dividends received, distributions payable, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs).

306 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Additional differences may result from the tax treatment of bond premium/discount amortization, paydown reclasses, income accruals on certain investments, the deferral of losses related to tax straddle investments, and the “mark-to-market” of certain investments denominated in foreign currencies. In Macro Opportunities Fund, differences may also result from transactions with the Fund’s wholly owned subsidiary.

To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities, and with respect to Macro Opportunities Fund on the Consolidated Statement of Assets and Liabilities, as of September 30, 2024 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Large Cap Value Fund	$238,568	$(238,568)
Risk Managed Real Estate Fund	(39,770)	39,770
SMid Cap Value Fund	4,117,184	(4,117,184)
StylePlus—Large Core Fund	433,560	(433,560)
World Equity Income Fund	102,577	(102,577)

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Core Bond Fund	$49,454	$(49,454)
Floating Rate Strategies Fund	(5,564)	5,564
Macro Opportunities Fund	(1,048,842)	1,048,842

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Alpha Opportunity Fund	$34,293,818	$5,951,878	$(2,024,947)	$3,926,931
Large Cap Value Fund	30,207,742	10,641,794	(711,146)	9,930,648
Market Neutral Real Estate Fund	37,962,919	2,179,976	(1,291,294)	888,682
Risk Managed Real Estate Fund	290,561,590	37,875,904	(9,702,326)	28,173,578
SMid Cap Value Fund	287,862,137	97,267,816	(13,657,748)	83,610,068
StylePlus—Large Core Fund	251,287,488	46,052,394	(111,464)	45,940,930
StylePlus—Mid Growth Fund	73,888,453	9,988,144	(486,995)	9,501,149
World Equity Income Fund	43,787,733	8,551,344	(382,979)	8,168,365

THE GUGGENHEIM FUNDS ANNUAL REPORT | 307

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Active INvestment Series (GAINS) – Core Plus Fund	$9,568,265	$11,783	$(4,175)	$7,608
Active INvestment Series (GAINS) – Limited Duration Fund	3,873,364	7,194	(2,885)	4,309
Core Bond Fund	2,372,979,998	41,512,585	(80,383,966)	(38,871,381)
Floating Rate Strategies Fund	1,002,581,237	4,052,816	(45,409,686)	(41,356,870)
High Yield Fund	210,840,311	4,553,391	(12,389,870)	(7,836,479)
Limited Duration Fund	5,085,372,565	35,676,945	(103,527,611)	(67,850,666)
Macro Opportunities Fund	7,968,744,201	89,658,694	(543,690,242)	(454,031,548)
Municipal Income Fund	21,664,154	1,749,702	(2,243,353)	(493,651)
Total Return Bond Fund	30,672,934,750	510,574,890	(1,260,111,286)	(749,536,396)
Ultra Short Duration Fund	521,499,219	1,366,415	(6,879,496)	(5,513,081)

Note 8 – Securities Transactions

For the year ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$106,109,325	$110,204,109
Large Cap Value Fund	4,919,219	7,838,372
Market Neutral Real Estate Fund	37,359,962	46,142,938
Risk Managed Real Estate Fund	253,156,725	334,962,863
SMid Cap Value Fund	91,095,874	162,647,975
StylePlus—Large Core Fund	151,066,917	128,008,407
StylePlus—Mid Growth Fund	57,455,453	55,539,534
World Equity Income Fund	58,243,646	60,973,657

Fund	Purchases	Sales
Active INvestment Series (GAINS) - Core Plus Fund	$4,419,692	$5,099
Active INvestment Series (GAINS) - Limited Duration Fund	3,282,599	5,099
Core Bond Fund	736,665,012	482,015,566
Floating Rate Strategies Fund	362,891,481	416,406,043
High Yield Fund	84,843,386	90,562,382
Limited Duration Fund	914,741,809	1,138,095,260
Macro Opportunities Fund	2,168,772,780	1,403,176,034
Municipal Income Fund	15,186,526	37,504,944
Total Return Bond Fund	10,036,847,280	6,634,494,772
Ultra Short Duration Fund	36,530,291	179,273,979

For the year ended September 30, 2024, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Core Bond Fund	$1,234,836,031	$1,114,554,237
Limited Duration Fund	1,001,370,968	520,805,919
Macro Opportunities Fund	359,296,875	22,834,906
Total Return Bond Fund	9,465,767,524	9,501,096,369

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

308 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended September 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Active INvestment Series (GAINS) - Core Plus Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	$5
Active INvestment Series (GAINS) - Limited Duration Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	$5
Core Bond Fund
	Eagle Point Holdings Borrower LLC	03/31/28	383,333	$—
	Lightning A	03/01/37	878,889	—
	Thunderbird A	03/01/37	896,667	—
	Obra Longevity	06/30/39	2,040,000	—
				$—
Floating Rate Strategies Fund
	Alter Domus	05/14/31	130,081	$—
	American Tire Distributors, Inc.	10/22/26	272,619	19,083
	DG Investment Intermediate Holdings 2, Inc.	03/31/28	55,293	242
	Epicor Software	05/30/31	199,525	—
	Focus Financial Partners LLC	09/10/31	345,229	—
	Hobbs & Associates LLC	07/23/31	295,555	739
				$20,064
High Yield Fund
	Accuride Corp.	10/25/24	76,921	$3,663
	American Tire Distributors, Inc.	10/22/26	36,044	2,523
				$6,186
Limited Duration Fund
	Datix Bidco Ltd.	04/25/31	293,000	$2,231
	Eagle Point Holdings Borrower LLC	03/31/28	866,667	—
	Lightning A	03/01/37	1,654,379	—
	Obra Longevity	06/30/39	2,340,000	—
	RLDatix	10/25/30	246,050	1,874
	Thunderbird A	03/01/37	1,687,843	—
				$4,105
Macro Opportunities Fund
	Accuride Corp.	10/25/24	924,055	$44,003
	Alter Domus	05/14/31	232,066	—
	Avalara, Inc.	10/19/28	1,600,000	15,460
	Capstone Acquisition Holdings, Inc.	11/12/29	483,022	2,738
	Care BidCo	05/04/28	EUR 9,200,000	489,793
	Checkers Holdings, Inc.	06/16/27	262,053	—
	Datix Bidco Ltd.	04/25/31	3,640,000	27,719
	DG Investment Intermediate Holdings 2, Inc.	03/31/28	569,196	2,487
	Finastra USA, Inc.	09/13/29	518,564	52,844
	Hobbs & Associates LLC	07/23/31	906,364	2,266

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Borrower	Maturity Date	Face Amount*	Value
Macro Opportunities Fund (continued)
	Integrated Power Services Holdings, Inc.	11/22/28	3,474,240	$—
	Lightning A	03/01/37	8,995,686	—
	Lightning B	03/01/37	1,809,477	—
	MB2 Dental Solutions LLC	02/13/31	7,652,128	13,421
	Obra Longevity	06/30/39	13,720,000	—
	Orion Group	03/19/27	2,186,606	38,738
	Polaris Newco LLC	06/04/26	3,577,070	149,861
	RLDatix	10/25/30	3,078,000	23,439
	Shaw Development LLC	10/30/29	734,043	12,431
	Thunderbird A	03/01/37	9,177,647	—
	Thunderbird B	03/01/37	1,846,078	—
	TK Elevator Midco GmbH	01/29/27	EUR 10,182,234	450,532
				$1,325,732
Total Return Bond Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	1,098,875	$6,229
	Datix Bidco Ltd.	04/25/31	3,194,733	24,328
	Eagle Point Holdings Borrower LLC	03/31/28	4,959,231	—
	Higginbotham Insurance Agency, Inc.	11/24/28	6,598,611	51,973
	Lightning A	03/01/37	14,915,261	—
	MB2 Dental Solutions LLC	02/13/31	10,481,663	18,396
	Obra Longevity	06/30/39	26,800,000	—
	RLDatix	10/25/30	2,682,258	20,426
	Thunderbird A	03/01/37	15,216,961	—
				$121,352

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro

Note 10– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$810,179	$749,577
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	70
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	538,721	493,135
			$1,348,900	$1,242,782
Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	$1,160,811	$6,399
High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	$7,224	$121
	Endo Luxembourg Finance Co I SARL / Endo US,
	Inc.*	04/23/24	5,671	95
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	252,369	1,391

310 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund (continued)
	Sabre GLBL, Inc.
	7.38% due 09/01/25	08/20/20	$320,058	$316,800
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	31,598	30,884
			$616,920	$349,291
Limited Duration Fund
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% due 06/25/69[3]	06/25/19	$65,854	$65,619
	Copper River CLO Ltd.
	2007-1A INC, (WAC) due 01/20/21[1]	05/09/14	585,000	50
			$650,854	$65,669
Macro Opportunities Fund
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$—	$815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	26,268	440
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	10,895	183
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	1,710,483	9,427
	Nassau LLC
	2019-1, 3.98% due 08/15/34	08/16/19	8,942,687	8,186,044
			$10,690,333	$8,196,909
Total Return Bond Fund
	Angel Oak Mortgage Trust
	2024-3 4.80% due 11/26/68[2]	03/07/24	$2,351,891	$2,431,714
	ASG Resecuritization Trust
	2010-3 4.91% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[3]	10/28/16	1,738,038	1,812,712
	Atlantic Marine Corporations Communities LLC
	5.37% due 12/01/50	02/02/17	745,257	662,747
	BRAVO Residential Funding Trust
	2023-NQM5 7.01% due 06/25/63[2]	08/03/23	3,608,151	3,664,891
	BRAVO Residential Funding Trust
	2023-NQM2 4.50% due 05/25/62[2]	02/22/23	2,128,098	2,255,025
	BRAVO Residential Funding Trust
	2024-NQM3 6.39% due 03/25/64[2]	03/15/24	2,193,957	2,224,942
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% due 06/25/69[3]	06/25/19	238,728	237,868
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	16,735,894	15,366,320
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	150
	FIGRE Trust
	2024-HE3 6.23% due 07/25/54[3]	07/11/24	2,669,232	2,707,287
	GCAT Trust
	2024-NQM2 6.09% due 06/25/59[2]	05/15/24	3,632,568	3,684,841
	GCAT Trust
	2024-NQM2 6.54% due 06/25/59[2]	05/15/24	2,760,690	2,802,146
	GCAT Trust
	2023-NQM2 6.24% due 11/25/67[2]	01/30/23	2,573,753	2,580,820
	Irwin Home Equity Loan Trust
	2007-1 6.35% due 08/25/37	02/27/15	34	33
	Morgan Stanley ABS Capital I Incorporated Trust
	2007-HE3 5.10% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36[3]	03/10/21	1,494,305	1,192,937

THE GUGGENHEIM FUNDS ANNUAL REPORT | 311

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund (continued)
	Morgan Stanley Re-REMIC Trust
	2010-R5 5.31% due 06/26/36	07/18/14	$76,618	$83,657
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	9,364,264	8,580,553
	Nomura Resecuritization Trust
	2015-4R 2.71% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36[3]	03/20/15	365,264	356,673
	OBX Trust
	2024-NQM2 6.18% due 12/25/63[2]	01/25/24	3,560,407	3,591,858
	OBX Trust
	2024-NQM9 6.28% due 01/25/64[2]	06/14/24	3,429,607	3,477,955
	OBX Trust
	2022-NQM8 6.10% due 09/25/62[2]	09/26/22	3,338,586	3,389,267
	OBX Trust
	2023-NQM2 6.72% due 01/25/62[2]	02/21/23	3,061,368	3,093,873
	OBX Trust
	2024-NQM12 5.83% due 07/25/64[2]	08/15/24	3,056,929	3,076,339
	OBX Trust
	2022-NQM9 6.45% due 09/25/62[2]	03/13/24	2,063,284	2,070,294
	OBX Trust
	2024-NQM3 6.43% due 12/25/63[2]	02/14/24	1,630,159	1,648,994
	Residential Mortgage Loan Trust
	2020-1 2.68% (WAC) due 01/26/60[3]	02/06/20	390,859	380,758
	SPSS
	5.14% due 11/15/52	03/30/23	123,583	127,445
	Verus Securitization Trust
	2024-1 6.12% due 01/25/69[2]	01/12/24	3,459,815	3,484,565
	Verus Securitization Trust
	2023-2 6.85% due 03/25/68[2]	03/13/24	3,178,722	3,202,592
	Verus Securitization Trust
	2024-5 6.45% due 06/25/69[2]	06/10/24	2,399,192	2,438,289
	Verus Securitization Trust
	2022-8 6.13% due 09/25/67[2]	10/06/22	1,328,334	1,357,078
			$83,697,587	$81,984,623

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Security is in default of interest and/or principal obligations.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2024, at which time the line of credit was renewed as a 364-day committed, $1,115,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

312 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended September 30, 2024.

Note 12 – Large Shareholder Risk

As of September 30, 2024, 83.7% of the Alpha Opportunity Fund (the “Fund”) was held by Guggenheim Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, issuers or particular industries or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

Reorganizations of Certain Funds. On October 25, 2024 and on November 8, 2024 with respect to Guggenheim World Equity Income Fund, the Funds identified below (the “Acquired Funds”) were reorganized into the series of New Age Alpha Funds Trust identified below (the “Acquiring Funds”) (each, a “Reorganization” and collectively, the “Reorganizations”), pursuant to Agreements and Plans of Reorganization approved by the Board and by shareholders of the Funds. Upon completion of the Reorganizations, shareholders of the Acquired Funds became shareholders of the Acquiring Funds and own shares of the Acquiring Funds equal in value to the shares of the Acquired Funds immediately prior to the Reorganizations.

Acquired Fund	Acquiring Fund
Guggenheim Alpha Opportunity Fund	New Age Alpha Opportunity Fund
Guggenheim Large Cap Value Fund	New Age Alpha Large Cap Value Fund*
Guggenheim Market Neutral Real Estate Fund	New Age Alpha Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund	New Age Alpha Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund	New Age Alpha SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund	New Age Alpha Large Core Fund
Guggenheim StylePlus—Mid Growth Fund	New Age Alpha Mid Growth Fund
Guggenheim World Equity Income Fund	New Age Alpha World Equity Income Fund

*

Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Dividend Fund and Guggenheim RBP® Large-Cap Value Fund, each a series of Transparent Value Trust, which was part of the Guggenheim Family of Funds, were concurrently reorganized into New Age Alpha Large Cap Value Fund.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 313

NOTES TO FINANCIAL STATEMENTS (concluded)

Replacement of Investment Adviser for Certain Funds. In connection with an internal realignment of Guggenheim Investment’s lines of business, effective on November 29, 2024, GPIM replaced SI as a party to the investment advisory agreements between SI and the Trust with respect to Guggenheim Core Bond Fund, Guggenheim High Yield Fund, and Guggenheim Municipal Income Fund. In addition, effective on November 29, 2024, the sub-advisory agreement between GPIM and SI with respect to Guggenheim Municipal Income Fund was terminated, and it is not currently expected that a separate sub-advisory agreement would be entered into with another party.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

314 | THE GUGGENHEIM FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Guggenheim Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Guggenheim Macro Opportunities Fund (one of the funds constituting Guggenheim Funds Trust ( the “Trust”)), including the consolidated schedule of investments, as of September 30, 2024, and the related consolidated statements of operations, changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Guggenheim Total Return Bond Fund, Guggenheim High Yield Fund, Guggenheim Core Bond Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim Limited Duration Fund, Guggenheim Ultra Short Duration Fund, Guggenheim Active INvestment Series (GAINS) – Core Plus Fund, Guggenheim Active INvestment Series (GAINS) - Limited Duration Fund, Guggenheim Municipal Income Fund, Guggenheim Alpha Opportunity Fund, Guggenheim Large Cap Value Fund, Guggenheim Market Neutral Real Estate Fund, Guggenheim Risk Managed Real Estate Fund, Guggenheim SMid Cap Value Fund, Guggenheim StylePlus - Large Core Fund, Guggenheim StylePlus - Mid Growth Fund and Guggenheim World Equity Income Fund (seventeen of the funds constituting the Trust) (collectively, together with Guggenheim Macro Opportunities Fund, referred to as the “Funds”), including the schedules of investments, as of September 30, 2024, and the related statements of operations, changes in net assets, and the financial highlights for periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds at September 30, 2024, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Guggenheim Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights

Guggenheim Macro Opportunities Fund

Guggenheim Total Return Bond Fund

Guggenheim High Yield Fund

Guggenheim Core Bond Fund

Guggenheim Floating Rate Strategies Fund

Guggenheim Limited Duration Fund

Guggenheim Municipal Income Fund

Guggenheim Ultra Short Duration Fund

Guggenheim Alpha Opportunity Fund

Guggenheim Large Cap Value Fund

Guggenheim Market Neutral Real Estate Fund

Guggenheim Risk Managed Real Estate Fund

Guggenheim SMid Cap Value Fund

Guggenheim StylePlus-Large Core Fund

Guggenheim StylePlus-Mid Growth Fund

Guggenheim World Equity Income Fund

	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund	For the period from August 14, 2024 (commencement of operations) through September 30, 2024	For the period from August 14, 2024 (commencement of operations) through September 30, 2024	For the period from August 14, 2024 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 315

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent, brokers, and paying agents; when replies were not received from brokers or paying agents, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
November 27, 2024

316 | THE GUGGENHEIM FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2024. The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Municipal Income Fund designates $745,790 as tax-exempt interest income according to IRC Section 852(b)(5)(A).

Of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2024, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2024, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Alpha Opportunity Fund	100.00%	100.00%	7.40%	0.00%
Large Cap Value Fund	99.97%	99.77%	5.88%	100.00%
Market Neutral Real Estate Fund	0.65%	0.65%	59.37%	0.00%
Risk Managed Real Estate Fund	1.81%	1.81%	3.20%	100.00%
SMid Cap Value Fund	100.00%	100.00%	3.53%	0.00%
StylePlus—Large Core Fund	12.17%	11.48%	100.00%	0.00%
StylePlus—Mid Growth Fund	10.09%	7.16%	7.45%	0.00%
World Equity Income Fund	97.56%	43.72%	2.09%	0.00%

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Active INvestment Series (GAINS) – Core Plus Fund	0.00%	0.00%	99.62%	0.00%
Active INvestment Series (GAINS) – Limited Duration Fund	0.00%	0.00%	99.37%	0.00%
Core Bond Fund	0.13%	0.12%	87.58%	0.00%
Floating Rate Strategies Fund	0.00%	0.00%	99.93%	0.00%
High Yield Fund	0.30%	0.30%	92.72%	0.00%
Limited Duration Fund	0.01%	0.01%	76.01%	0.00%
Macro Opportunities Fund	0.61%	0.60%	81.59%	0.00%
Municipal Income Fund	0.00%	0.00%	79.51%	0.00%
Total Return Bond Fund	0.33%	0.33%	90.42%	0.00%
Ultra Short Duration Fund	0.00%	0.00%	49.89%	0.00%

THE GUGGENHEIM FUNDS ANNUAL REPORT | 317

OTHER INFORMATION (Unaudited)(concluded)

With respect to the taxable year ended September 30, 2024, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Large Cap Value Fund	$3,299,408	$238,568
SMid Cap Value Fund	8,857,859	4,117,184
World Equity Income Fund	—	102,577

Final regulations dated June 24, 2020 enable a regulated investment company to pay Section 199A dividends to its shareholders. Section 199A, enacted as part of the Tax Cuts and Jobs Act of 2017, may allow non-corporate tax payers a deduction of up to 20% of qualified business income from flow-through entities, including dividends from real estate investment trusts. The qualifying percentage of the Market Neutral Real Estate Fund’s and Risk Managed Real Estate Fund’s ordinary income and short-term capital gain distributions, if any, for the purpose of the Section 199A deduction was 48.03 % and 50.78%, respectively.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

318 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a special meeting of shareholders held on October 24, 2024, the following matters were voted upon and approved by shareholders:

●	An agreement and plan of reorganization providing for the reorganization of Guggenheim Alpha Opportunity Fund into NAA Opportunity Fund (1,037,001 votes for; 47,332 votes against; 693 votes abstain);

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim Large Cap Value Fund into NAA Large Cap Value Fund (259,040 votes for; 8,234 votes against; 156,490 votes abstain);

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim Market Neutral Real Estate Fund into NAA Market Neutral Real Estate Fund (764,103 votes for; 138 votes against; 543 votes abstain);

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim Risk Managed Real Estate Fund into NAA Risk Managed Real Estate Fund (4,058,289 votes for; 27,489 votes against; 102,725 votes abstain);

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim SMid Cap Value Fund into NAA SMid Cap Value Fund (3,380,093 votes for; 55,570 votes against; 2,975,380 votes abstain);

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim StylePlus—Large Core Fund into NAA Large Core Fund (3,531,955 votes for; 135,276 votes against; 1,572,894 votes abstain); and

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim StylePlus—Mid Growth Fund into NAA Mid Growth Fund (812,605 votes for; 32,659 votes against; 264,011 votes abstain);

At a special meeting of shareholders originally held on October 24, 2024 and reconvened on November 4, 2024, the following matter was voted upon and approved by shareholders:

●

An agreement and plan of reorganization providing for the reorganization of Guggenheim World Equity Income Fund into NAA World Equity Income Fund (922,569 votes for; 19,630 votes against; 110,056 votes abstain).

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ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Guggenheim Funds Trust Board of Trustees

The Board of Trustees of Guggenheim Funds Trust (the “Trust”), including the Independent Trustees, approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Security Investors, LLC (“Security Investors”) and Guggenheim Partners Investment Management, LLC (“GPIM”) on behalf of the applicable series of the Trust listed below (each a “Fund” and collectively, the “Funds”) and the investment sub-advisory agreement between Security Investors and GPIM on behalf of Guggenheim Municipal Income Fund (the “Sub-Advisory Agreement” and together with the “Advisory Agreements,” the “Agreements”):

●	Guggenheim Alpha Opportunity Fund (“Alpha Opportunity Fund”)*	●	Guggenheim Core Bond Fund (“Core Bond Fund”)*
●	Guggenheim Floating Rate Strategies Fund (“Floating Rate Strategies Fund”)**	●	Guggenheim High Yield Fund (“High Yield Fund”)*
●	Guggenheim Large Cap Value Fund (“Large Cap Value Fund”)*	●	Guggenheim Limited Duration Fund (“Limited Duration Fund”)**
●	Guggenheim Macro Opportunities Fund (“Macro Opportunities Fund”)**[1]	●	Guggenheim Market Neutral Real Estate Fund (“Market Neutral Real Estate Fund”)**
●	Guggenheim Municipal Income Fund (“Municipal Income Fund”)*	●	Guggenheim Risk Managed Real Estate Fund (“Risk Managed Real Estate Fund”)**
●	Guggenheim Small Cap Value Fund (“Small Cap Value Fund”)*	●	Guggenheim SMid Cap Value Fund (“SMid Cap Value Fund”)*
●	Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”)*	●	Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”)*
●	Guggenheim Total Return Bond Fund (“Total Return Bond Fund”)**	●	Guggenheim Ultra Short Duration Fund (“Ultra Short Duration Fund”)**
●	Guggenheim World Equity Income Fund (“World Equity Income Fund”)*

*	Security Investors serves as investment adviser to the Fund.
**

GPIM serves as investment adviser to the Fund. Unless the context indicates otherwise, GPIM and Security Investors, with respect to their service as investment adviser to the applicable Funds, are each referred to herein as an “Adviser” and together, the “Advisers.”

Security Investors and GPIM are each an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.

At meetings held in person on April 16, 2024 (the “April Meeting”) and on May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Agreements and other principal contracts. The Committee took into account various materials

[1]

GPIM also serves as investment adviser to Guggenheim Macro Opportunities Fund CFC (the “Subsidiary”), a wholly-owned subsidiary of Macro Opportunities Fund that is organized as a limited company under the laws of the Cayman Islands and used by Macro Opportunities Fund to obtain commodities exposure. Pursuant to a separate investment advisory agreement for the Subsidiary (the “Subsidiary Advisory Agreement”), the Subsidiary pays GPIM an advisory fee at the same rate that Macro Opportunities Fund pays GPIM under its Advisory Agreement. The Subsidiary Advisory Agreement does not require annual renewal by the Board and will continue until it is terminated as provided in the Agreement. In addition, GPIM and Macro Opportunities Fund have entered into a separate fee waiver agreement pursuant to which GPIM has contractually agreed to waive the advisory fee it receives from Macro Opportunities Fund in an amount equal to the advisory fee paid to GPIM by the Subsidiary. This undertaking will continue for so long as Macro Opportunities Fund invests in the Subsidiary, and may be terminated only with the approval of the Board.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Market Neutral Real Estate Fund were the same as the performance universe constituent funds due to the Fund’s investment strategy.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in recommendations to the Board in 2024 for certain Funds2 to be reorganized into new funds sponsored by a third-party manager (the “Proposed Reorganizations”) and for Small Cap Value Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Reorganizations and the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Agreements were being considered for renewal. The Committee considered the potential timing of the Proposed Reorganizations and the Proposed Liquidation and that the continuation of the applicable Agreements for the applicable Funds would allow such Funds to operate until the completion of the Proposed Reorganizations or the Proposed Liquidation, if approved by the Board and by shareholders (as applicable), and would provide for the operation of such Funds to continue in the event the Board or shareholders (as applicable) do not approve the Proposed Reorganizations or the Proposed Liquidation.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Agreements for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the applicable Agreements for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Advisory Agreements

Nature, Extent and Quality of Services Provided by Each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Reorganizations and the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage each Fund included in the Proposed Reorganizations or the Proposed Liquidation in the best interest of such Fund and its shareholders and will continue

[2]

Alpha Opportunity Fund, Large Cap Value Fund, Market Neutral Real Estate Fund, Risk Managed Real Estate Fund, SMid Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund and World Equity Income Fund.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

to do so for so long as it serves as investment adviser to such Fund, including until the Proposed Reorganization or the Proposed Liquidation of such Fund, if approved by the Board and by shareholders (as applicable), is completed. In addition, the Committee considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Municipal Income Fund, the Committee noted that, although Security Investors delegated certain portfolio management responsibilities to the Sub-Adviser, as affiliated companies, both the Adviser and the Sub-Adviser are part of the Guggenheim organization. Further, the Committee took into account Guggenheim’s explanation that investment advisory-related services are provided by many Guggenheim employees under different related legal entities and thus, the services provided by the Adviser on the one hand and the Sub-Adviser on the other, as well as the risks assumed by each party, cannot be ascribed to distinct legal entities.3 As a result, in evaluating the services provided to the Municipal Income Fund under the Sub-Advisory Agreement, the Committee did not separately consider the contributions under the Advisory Agreement and the Sub-Advisory Agreement.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Market Neutral Real Estate Fund), in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

[3]

Consequently, except where the context indicates otherwise, references to “Adviser,” “Advisers” or “Sub-Adviser” should be understood as referring to Guggenheim Investments generally and the services it provides under the Agreements.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund’s Institutional Class shares ranked in the third quartile or better of such Fund’s performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Alpha Opportunity Fund: The returns of the Fund’s Institutional Class shares ranked in the 93rd and 54th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2023, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s beta profile and fundamental factor tilts. The Committee noted management’s statement that the Fund’s lower beta profile to broad market U.S. equities relative to its peers and long exposure to value and short exposure to growth have detracted from investment performance. The Committee also noted management’s statement that as a result of an update in 2021 to the quantitative investment methodology that the Fund employs, the Fund experienced performance rankings that compare more favorably relative to its performance universe for the three-year and one-year periods ended December 31, 2023.

Core Bond Fund: The returns of the Fund’s Institutional Class shares ranked in the 28th and 80th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2023, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to the Fund’s overweight credit allocation, noting the widening of credit spreads across all fixed income asset classes—primarily concentrated in 2022—as the Federal Reserve tightened monetary policy in response to inflation. The Committee noted management’s statement that the drawdowns across credit markets were driven mostly by technical factors rather than fundamentals, and the Fund was able to capitalize on this volatility, which contributed to improved performance in the past year. The Committee considered that the returns of the Fund’s Institutional Class shares ranked in the 7th percentile of its performance universe for the one-year period ended December 31, 2023.

Market Neutral Real Estate Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th percentile of its performance universe for the five-year and three-year periods ended December 31, 2023. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was due to underperforming pairs of offsetting long and short positions as well as short positions that were taken private. The Committee considered management’s view that the macroeconomic outlook for real estate investment trusts (“REITs”) should be more favorable going forward due to tailwinds from interest rate stabilization and Federal Reserve rate cuts, as well as more optimistic operating fundamentals given more favorable conditions. The Committee also considered management’s statement that the peer funds do not fully reflect the focus on REITs of the Fund’s strategy.

Municipal Income Fund: The returns of the Fund’s Institutional Class shares ranked in the 100th and 97th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2023, respectively. The Committee noted management’s explanation that as the Federal Reserve began to tighten monetary policy through interest rate hikes and quantitative tightening, long duration assets materially underperformed, which negatively impacted the Fund’s performance given the Fund’s bias towards higher quality long duration assets. The Committee noted management’s statement that the Fund is biased towards higher quality long duration assets because management believes that an economic downturn is likely to weigh on lower quality assets. The Committee also noted management’s explanation that the Fund’s allocations to out-of-index sectors, which lagged traditional municipal securities, particularly in 2023, also negatively impacted the Fund’s performance. The Committee considered recent portfolio enhancements implemented by management to improve the Fund’s performance, including reducing the Fund’s allocations to out-of-index sectors, and took into account certain performance information for the Fund as of March 31, 2024 that reflected significant improvement in short-term performance. The Committee also considered its discussions with management at the April Meeting regarding expectations for continued improved performance for the Fund.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that, with respect to each Fund other than Municipal Income Fund: (i) the Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance; and, with respect to Municipal Income Fund, it would continue to monitor the Fund’s investment performance.

[4]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Comparative Fees, Costs of Services Provided and the Benefits Realized by Each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee (which, for Municipal Income Fund, includes the sub-advisory fee paid to the Sub-Adviser), net effective management fee4 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

Floating Rate Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the third quartile (75th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the third quartile (67th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the fourth quartile (83rd percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher expenses that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the three-year period ended December 31, 2023. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

High Yield Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (36th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group. The Committee considered that the Fund’s contractual advisory fee ranks favorably in the second quartile of the peer group and that the net effective management fee ranks in line with the peer group. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser, noting that in early 2024 the Adviser agreed to reduce the expense cap for each share class by 22 basis points to further limit ordinary operating expenses of the Fund.

Limited Duration Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the fourth quartile (87th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the third quartile (60th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the third quartile (67th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund’s Institutional Class shares for the five-year and three-year periods ended December 31, 2023. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Macro Opportunities Fund: The contractual advisory fee, net effective management fee and total net expense ratio for the Fund’s Institutional Class shares each rank in the fourth quartile (92nd percentile) of its peer group. The Committee noted that the Fund is categorized as a non-traditional bond fund which seeks to add value by investing in many non-traditional securities within and outside of fixed income, including equities, currencies, commodities and derivatives, and that peer funds have varying degrees of capability, flexibility and associated fees. The Committee considered the Adviser’s statement explaining the higher fees and expenses that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement and contractual advisory fee breakpoint of 5 basis points on average daily net assets above $5 billion.

StylePlus—Large Core Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the third quartile (54th percentile) of its peer group. The net effective management fee and total net expense ratio for the Fund’s Institutional Class shares each rank in the fourth quartile (77th percentile) of its peer group. The Committee considered that the Fund’s contractual advisory fee ranks in line with the peer group. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

StylePlus—Mid Growth Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the first quartile (14th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the third quartile (57th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group. The Committee considered that the Fund’s contractual advisory fee ranks favorably in the first quartile of its peer group and that the net effective management fee ranks in line with the peer group. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Total Return Bond Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the third quartile (71st percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group. The total net expense ratio for the Fund’s Institutional Class shares ranks in the third quartile (64th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the applicable Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Advisers derive any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Advisers may benefit from certain economies of scale and synergies, such as enhanced visibility of the Advisers, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by each Adviser from its relationship with the Funds were appropriate and that each Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such breakpoints and expense waivers and limitations. The Committee also noted information from Guggenheim regarding certain challenges and costs associated with managing Funds that have achieved significant scale. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Sub-Advisory Agreement for Municipal Income Fund

Nature, Extent and Quality of Services Provided by the Sub-Adviser: As noted above, because both the Adviser and the Sub-Adviser for Municipal Income Fund—Security Investors and GPIM, respectively—are part of and do business as Guggenheim Investments and the services provided by the Adviser on the one hand and the Sub-Adviser on the other cannot be ascribed to distinct legal entities, the Committee did not separately evaluate the services provided under the Advisory Agreement and the Sub-Advisory Agreement. Therefore, the Committee considered the qualifications, experience and skills of the Fund’s portfolio management team in connection with the Committee’s evaluation of Guggenheim’s investment professionals under the Advisory Agreement. With respect to Guggenheim’s resources and the Sub-Adviser’s ability to carry out its responsibilities under the Sub-Advisory Agreement, as noted above, the Committee considered the financial condition of GPIMH and the various entities comprising Guggenheim Investments. The Committee also considered the acceptability of the terms of the Sub-Advisory Agreement, including the scope of services required to be performed by the Sub-Adviser.

Investment Performance: The Committee considered the returns of the Fund under its evaluation of the Advisory Agreement.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Sub-Adviser from Its Relationship with the Fund: The Committee considered that the Sub-Advisory Agreement is with an affiliate of the Adviser, that the Adviser compensates the Sub-Adviser from its own fees so that the sub-advisory fee rate for the Fund does not impact the fees paid by the Fund and that the Sub-Adviser’s revenues were included in the calculation of Guggenheim Investments’ profitability. Given its conclusion of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for the Fund was reasonable.

Economies of Scale: The Committee recognized that, because the Sub-Adviser’s fees are paid by the Adviser and not the Fund, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Advisory Agreement, which was separately considered. (See “Advisory Agreements – Economies of Scale” above.)

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of each applicable Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

328 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Agreements. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Reorganizations for certain Funds and the Proposed Liquidation for Small Cap Value Fund and determined that the renewal of the applicable Agreements for such Funds would allow such Funds to operate until the completion of the Proposed Reorganizations or the Proposed Liquidation, if approved by the Board and by shareholders (as applicable), and would provide for the operation of such Funds to continue in the event the Board or shareholders (as applicable) do not approve the Proposed Reorganizations or the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Reorganizations, subject to shareholder approval, and the Proposed Liquidation at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

Board Considerations Regarding Approval of Investment Advisory Agreement

GUGGENHEIM FUNDS TRUST

Guggenheim Active INvestment Series (GAINS) – Core Plus Fund
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund

At a meeting held in person on February 28-29, 2024 (the “February Meeting”), the Board of Trustees of Guggenheim Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the investment advisory agreement (the “Advisory Agreement”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of each of Guggenheim Active INvestment Series (GAINS) – Core Plus Fund and Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund (each a “New Fund” and collectively, the “New Funds”), each a new series of the Trust, for an initial term of up to two years.

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At the February Meeting, the Independent Trustees met separately from Guggenheim to consider the approval of the Advisory Agreement with respect to each New Fund. As part of their review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”), from whom they received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Trustees various key aspects of their legal responsibilities relating to their consideration of the Advisory Agreement and other principal contracts for the New Funds. The Independent Trustees took into account various materials received from Guggenheim.

In considering the proposed Advisory Agreement for each New Fund, the Board, including the Independent Trustees, took into account that each New Fund was designed as a “completion” fund to allow Guggenheim to offer its Core Plus strategy or Limited Duration strategy, as applicable, to retail separately managed account (“SMA”) clients, with certain investments to be held in the individual SMA and others to be held in the New Fund to “complete” the portfolio. The Board noted the Adviser’s explanation that “completion” funds provide SMA clients with access to investments for which it is harder to separate ownership among multiple SMA clients, allowing for appropriate diversification and enhanced liquidity, as well as increased asset allocation flexibility for the Adviser.

The Board considered the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning each New Fund’s proposed advisory fee, anticipated total expense ratio and proposed expense limitation and affiliated fund reimbursement agreements, investment objective, model portfolio, investment process and portfolio management team, proposed benchmark index, market opportunity, and share class features, among other things. The materials provided by Guggenheim to the Board for its consideration included a report for each New Fund prepared by FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, of comparative information on fees and expenses of each New Fund and a peer group of other fixed-income “completion” funds identified by FUSE with similar pricing characteristics.

The Board also took into account the factors considered and the conclusions reached with respect to the renewal of investment advisory agreements with Guggenheim on behalf of other funds in the Guggenheim fund complex in connection with the Board’s 2023 contract review process (the “2023 Contract Review”), including the reports and materials provided by Guggenheim in response to the Board’s initial and supplemental requests for information (the “Previously Provided 15(c) Materials”). The Board noted that Guggenheim provided additional

THE GUGGENHEIM FUNDS ANNUAL REPORT | 329

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

information regarding the New Funds for the February Meeting to supplement the Previously Provided 15(c) Materials and to assist the Board in its evaluation of the proposed Advisory Agreement with respect to each New Fund (the “Supplemental Information”). Among other things, the Board considered the Adviser’s statements that: (a) it believes that there have been no material adverse changes to the Previously Provided 15(c) Materials that would affect the Trustees’ ability to fulfill their obligations under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”); (b) it is not aware of any additional information, other than the Supplemental Information, that it believes would be relevant to the Trustees’ considerations; and (c) it believes it has fulfilled its obligations under Section 15(c) to provide all information within its control as may reasonably be necessary for the Trustees to evaluate the terms of the Advisory Agreement with respect to each New Fund.

The Board considered the foregoing reports and materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Board concluded that it was in the best interest of each New Fund to approve the Advisory Agreement for the proposed initial term.

Nature, Extent and Quality of Services to Be Provided by the Adviser: With respect to the nature, extent and quality of services to be provided by the Adviser to the New Funds, the Board considered the functions to be performed by the Adviser for the New Funds and the nature and quality of services provided by GPIM in the past, including the firm’s management capabilities demonstrated with respect to other funds in the Guggenheim fund complex. The Board considered the qualifications, experience and skills of key personnel that will perform services for the New Funds, including personnel that will provide compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Board also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the New Funds. In evaluating Guggenheim’s resources and capabilities, the Board considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including for each New Fund the commitment to provide seed capital as needed. In addition, the Board considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser, noting that the terms were consistent with the terms of the investment advisory agreements of other open-end funds in the Guggenheim fund complex.

The Board’s review of the services to be provided by Guggenheim to the New Funds included consideration of Guggenheim’s investment processes, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Board took into account the risks to be borne by Guggenheim in sponsoring and providing services to the New Funds, including regulatory, operational, legal and entrepreneurial risks. The Board considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Board also considered the regular reports it receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In connection with the Board’s evaluation of the overall package of services to be provided by Guggenheim, the Board considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services to be provided by the fund administrator, transfer agent, distributor, custodian and other proposed service providers to the New Funds. The Board evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

The Board also noted the distinctive nature of the New Funds as a “completion” funds for retail SMA clients and that the New Funds will be offered solely for use by (i) retail SMA clients within “wrap fee” programs sponsored by unaffiliated investment advisers and broker-dealers and (ii) potentially other funds in the Guggenheim fund complex.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Advisory Agreement, the Board considered the presentation by the Chief Financial Officer of Guggenheim Investments in connection with the 2023 Contract Review and the related financial information received.

Based on the foregoing, and based on other information received (both oral and written) at the February Meeting and in connection with the 2023 Contract Review, as well as other considerations, including the Board’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Board concluded that the Adviser and its personnel were qualified to serve each New Fund in such capacity.

330 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (concluded)

Investment Performance: With respect to investment performance, the Board noted that the New Funds have no operating history. The Board considered the proposed investment objectives, strategies and policies of the New Funds, noting that each New Fund will be an actively-managed fixed income fund. The Board took into account GPIM’s overall performance record in managing other actively-managed fixed-income funds in the Guggenheim fund complex, as well as the portfolio managers’ expertise and experience with this type of investment process, and determined that GPIM’s performance was expected to be acceptable.

Comparative Fees, Costs of Services to Be Provided and the Benefits to Be Realized by the Adviser from Its Relationship with the New Funds: The Board considered that pursuant to the Advisory Agreement, the New Funds will not pay an advisory fee. The Board noted the Adviser’s explanation that “completion” funds are typically offered without charging an advisory fee to the fund, as SMA clients participating in a “wrap fee” program pay a fee to the program sponsor and GPIM receives an advisory fee for advising the SMAs, and the Board considered information regarding GPIM’s SMA advisory fee. The Board compared each New Fund’s proposed contractual advisory fee and total net expense ratio to the peer group identified by FUSE. The Board also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements), of the peer group. In addition, the Board considered information regarding Guggenheim’s process for evaluating the competitiveness of each New Fund’s proposed fees and expenses, noting Guggenheim’s statement that its evaluation seeks to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure the New Fund is able to deliver on shareholder return expectations.

In evaluating the proposed advisory fee and anticipated total net expense ratio for each New Fund, the Board considered the Adviser’s proposed expense limitation agreement with respect to each New Fund, pursuant to which the Adviser would reimburse all ordinary operating expenses of each New Fund for the initial term of the Advisory Agreement. In addition, the Board took into account the proposed affiliated fund reimbursement agreement under which the Adviser agreed, through the initial term of the Advisory Agreement, to reimburse ordinary operating expenses of each New Fund to the extent necessary to offset the proportionate share of any advisory fee paid by the New Fund with respect to an investment in an affiliated underlying fund.

With respect to the costs of services to be provided and estimated level of profitability, the Board noted that the New Funds are newly organized, and that they would have the opportunity in the future to periodically reexamine this matter.

The Board considered other benefits expected to be derived by the Adviser from its relationship with the New Funds and noted Guggenheim’s statement that it does not expect to derive any such “fall-out” benefits. As noted above, the Board included in its considerations the fee that the Adviser would receive for advising the SMAs.

Based on the foregoing, and based on other information received (both oral and written) at the February Meeting and in connection with the 2023 Contract Review, as well as other considerations, the Board concluded that the comparative fees and the benefits expected to be realized by the Adviser from its relationship with the New Funds were appropriate.

Economies of Scale to Be Realized: The Board did not consider economies of scale to be relevant given that the New Funds will not pay an advisory fee.

Overall Conclusions

The Board concluded that the proposed Advisory Agreement is in the best interest of each New Fund, in light of the extent and quality of the services expected to be provided and other benefits expected to be received by the Adviser and the advisory fee structure. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of their informed business judgment, may afford different weights to different factors.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)	/s/ Brian E. Binder*
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian E. Binder*
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

By (Signature and Title)	/s/ James Howley*
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.